Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	GFI
Entity Registrant Name	GOLD FIELDS LTD
Entity Central Index Key	0001172724
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	731,588,614

Consolidated Statements of Operations (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
REVENUES
Product sales	$ 2,564.2	$ 5,551.8	$ 5,800.1	$ 4,164.3
COSTS AND EXPENSES
Production costs (exclusive of depreciation and amortization)	1,450.3	3,190.4	2,989	2,573.6
Depreciation and amortization	389.4	729.9	745.3	631.1
Corporate expenditure	24.5	46.6	37.6	54.5
Employee termination costs	35.3	13.8	32.8	10.3
Exploration expenditure	53.2	135.3	125.4	86.6
Feasibility and evaluation costs	9.3	103.5	95.2
(Profit)/loss on disposal of property, plant and equipment	(0.7)	(0.5)	0.4	(0.3)
Impairment of assets		41.6	9.5
Increase/(decrease) in provision for post-retirement health care costs	(0.1)	0.3	0.1	(9.4)
Accretion expense on provision for environmental rehabilitation	10.9	28.2	24.9	19.3
Costs and Expenses, Total	1,972.1	4,289.1	4,060.2	3,365.7
OTHER (EXPENSES)/INCOME
Interest and dividends	12.9	29.2	25.4	40.2
Finance expense	(31.7)	(70.1)	(54.3)	(65.2)
(Loss)/gain on financial instruments	1	(0.4)	4.4	27.7
(Loss)/gain on foreign exchange	(1.4)	(13.8)	9.1	(8.5)
Profit/(loss) on disposal of listed investments	(0.4)	27.6	12.8	111.7
Impairment of listed investments		(10.5)	(0.5)	(8.1)
South African Equity Empowerment Transactions	(297.6)
Royalties	(43.3)	(151.2)	(149.7)
Other expenses	(36.8)	(77.4)	(79.3)	(45)
Nonoperating Income (Expense), Total	(397.3)	(266.6)	(232.1)	52.8
INCOME BEFORE TAX, IMPAIRMENT OF INVESTMENT IN EQUITY INVESTEE AND SHARE OF EQUITY INVESTEES' (LOSSES)/PROFITS	194.8	996.1	1,507.8	851.4
Income and mining tax expense	(133.8)	(291.9)	(552)	(358.4)
INCOME BEFORE IMPAIRMENT OF INVESTMENT IN EQUITY INVESTEE AND SHARE OF EQUITY INVESTEES' (LOSSES)/PROFITS	61	704.2	955.8	493
Impairment of investment in equity investee			(6.8)
Share of equity investees' (losses)/profits	4.9	(51.7)	4	(22.7)
Profit or loss for the period	65.9	652.5	953	470.3
Net loss/(income) attributable to noncontrolling interests	(53.3)	1.8	(71.5)	(79.3)
Net income attributable to Gold Fields shareholders	$ 12.6	$ 654.3	$ 881.5	$ 391
BASIC EARNINGS PER SHARE ($)	$ 0.02	$ 0.9	$ 1.22	$ 0.55
DILUTED EARNINGS PER SHARE ($)	$ 0.02	$ 0.9	$ 1.21	$ 0.55
WEIGHTED AVERAGE NUMBER OF SHARES USED IN THE
- COMPUTATION OF BASIC EARNINGS PER SHARE	711,011,673	727,459,457	722,376,228	705,364,200
- COMPUTATION OF DILUTED EARNINGS PER SHARE	719,689,050	730,723,950	730,787,498	714,549,842
DIVIDEND PER SHARE ($)	$ 0.1	$ 0.5	$ 0.24	$ 0.17

Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2010
Profit or loss for the period	$ 65.9	$ 652.5		$ 953		$ 470.3
Other comprehensive (loss)/income	658.9 [1]	(190.6)	[1]	(1,008.9)	[1]	259.6	[1]
Share of equity investee's other comprehensive income						0.8
Mark-to-market adjustment of listed investments	28.8	18.7		(26.4)		24.9
Realized (gain)/loss on disposal of listed investments	0.4	(14.7)		(12.8)		(111.7)
Impairment of listed investments		10.5		0.5		8.1
Foreign currency translation adjustment	629.7	(205.1)		(970.2)		337.5
Comprehensive income/(loss)	724.8	461.9		(55.9)		729.9
Comprehensive income/(loss) attributable to:
Gold Fields shareholders	671.5	424.6		(104.2)		633.4
Noncontrolling interests	53.3	37.3		48.3		96.5
Comprehensive income/(loss)	$ 724.8	$ 461.9		$ (55.9)		$ 729.9

[1]	Noncontrolling interests' share of other comprehensive income/(loss) relates to foreign exchange translation

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 655.6		$ 744
Receivables	522.7		483.4
Inventories	402.1		297.7
Materials contained on heap leach pads	65		187.9
Total current assets	1,645.4		1,713
Property, plant and equipment, net	7,388.9		7,016.8
Goodwill	1,020.1		1,075.4
Deferred income and mining taxes	24.1
Materials contained on heap leach pads	111.8
Non-current investments	458		272.2
TOTAL ASSETS	10,648.3		10,077.4
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and provisions	751.9		669.9
Interest payable	11		11.2
Royalties, income and mining taxes payable	192.1		264.4
Short-term loans and current portion of long-term loans	40	[1]	547	[1]
Total current liabilities	995		1,492.5
Long-term loans	2,321.2		1,360.7
Deferred income and mining taxes	901.8		1,019.4
Provision for environmental rehabilitation	373.6		336.9
Other non-current liabilities	13.9		13.5
Provision for post-retirement health care costs	2.1		2.1
Total liabilities	4,607.6		4,225.1
COMMITMENTS AND CONTINGENCIES - see notes 19 and 20
SHAREHOLDERS' EQUITY
Share capital December 31, 2012 - 1,000,000,000 (December 31, 2011 - 1,000,000,000) authorized ordinary shares of 50 South African cents each. Shares issued December 31, 2012: 729,536,813 (December 31, 2011: 723,735,186)	61		59
Additional paid-in capital	5,452.3		5,374.6
Retained earnings	1,054.3		772.5
Accumulated other comprehensive loss	(653)		(423.3)
Gold Fields shareholders' equity	5,914.6		5,782.8
Noncontrolling interests	126.1		69.5
Total equity	6,040.7		5,852.3
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 10,648.3		$ 10,077.4

[1]	The maturity of the loans has been updated to reflect post year end refinancing terms.

Consolidated Balance Sheets (Parenthetical) (ZAR)	Dec. 31, 2012	Dec. 31, 2011
Share capital, authorized ordinary shares	1,000,000,000	1,000,000,000
Share capital, par value	0.5	0.5
Share capital, Shares issued	729,536,813	723,735,186

Consolidated Statements of Changes in Shareholders' Equity (USD $) In Millions, except Share data		Total	Share capital	Additional paid-in capital	Retained earnings	Accumulated other comprehensive (loss)/income	Non-controlling interests	Share of equity investee's other comprehensive income	Mark-to-market of listed investments	Foreign exchange translation
BEGINNING BALANCE at Jun. 30, 2009		$ 5,504	$ 57.7	$ 4,944.2	$ 561.5	$ (338.9)	$ 279.5	$ (15.2)	$ 66.6	$ (390.3)
BEGINNING BALANCE (in shares) at Jun. 30, 2009			704,749,849
Net income		470.3			391		79.3
Share of equity investee's other comprehensive income movements		0.8				0.8		0.8
Dividends declared		(141.2)			(118.1)		(23.1)
Mark-to-market of listed investments		24.9				24.9			24.9
Share-based compensation		53.9		53.9
Realized (gain)/loss on disposal of listed investments		(111.7)				(111.7)			(111.7)
Exercise of employee share options (in shares)			1,153,662
Exercise of employee share options		7.4	0.1	7.3
Impairment of listed investments		8.1				8.1			8.1
Foreign exchange translation		337.5				320.3				320.3
Other comprehensive income	[1]	259.6				242.4	17.2
Purchase of noncontrolling interests		(15.4)					(15.4)
ENDING BALANCE at Jun. 30, 2010		6,138.6	57.8	5,005.4	834.4	(96.5)	337.5	(14.4)	(12.1)	(70)
ENDING BALANCE (in shares) at Jun. 30, 2010			705,903,511
Net income		65.9			12.6		53.3
Dividends declared		(96.3)			(67.4)		(28.9)
Mark-to-market of listed investments		28.8				28.8			28.8
Share-based compensation		303.4		303.4
Realized (gain)/loss on disposal of listed investments		0.4				0.4			0.4
Exercise of employee share options (in shares)			751,630
Exercise of employee share options		4.4		4.4
Foreign exchange translation		629.7				629.7				629.7
Shares issued under the South African Equity Empowerment Transactions (in shares)			14,141,746
Shares issued under the South African Equity Empowerment Transactions		1	1
Other comprehensive income	[1]	658.9				658.9
Receipt of funds from noncontrolling interests		6.4					6.4
ENDING BALANCE at Dec. 31, 2010		7,082.3	58.8	5,313.2	779.6	562.4	368.3	(14.4)	17.1	559.7
ENDING BALANCE (in shares) at Dec. 31, 2010			720,796,887
Net income		953			881.5		71.5
Dividends declared		(211.1)			(174.9)		(36.2)
Mark-to-market of listed investments		(26.4)				(26.4)			(26.4)
Share-based compensation		66.4		66.4
Realized (gain)/loss on disposal of listed investments		(12.8)				(12.8)			(12.8)
Exercise of employee share options (in shares)			3,794,629
Exercise of employee share options		6.5	0.3	6.2
Impairment of listed investments		0.5				0.5			0.5
Foreign exchange translation		(970.2)				(946.9)				(946.9)
Treasury shares (in shares)			(856,330)
Treasury shares		(11.3)	(0.1)	(11.2)
Other comprehensive income	[1]	(1,008.9)				(985.7)	(23.2)
Purchase of noncontrolling interests		(1,055.6)			(713.7)		(341.9)
Receipt of funds from noncontrolling interests		31					31
ENDING BALANCE at Dec. 31, 2011		5,852.3	59	5,374.6	772.5	(423.3)	69.5	(14.4)	(21.6)	(387.2)
ENDING BALANCE (in shares) at Dec. 31, 2011		723,735,186	723,735,186
Net income		652.5			654.3		(1.8)
Dividends declared		(372.7)			(364.2)		(8.5)
Mark-to-market of listed investments		18.7				18.7			18.7
Share-based compensation		77.7		77.7
Realized (gain)/loss on disposal of listed investments		(14.7)				(14.7)			(14.7)
Exercise of employee share options (in shares)			5,801,627
Exercise of employee share options		2	2
Impairment of listed investments		10.5				10.5			10.5
Foreign exchange translation		(205.1)				(244.3)				(244.3)
Other comprehensive income	[1]	(190.6)				(229.7)	39.1
Purchase of noncontrolling interests		(8.2)			(8.3)		0.1
Receipt of funds from noncontrolling interests		27.7					27.7
ENDING BALANCE at Dec. 31, 2012		$ 6,040.7	$ 61	$ 5,452.3	$ 1,054.3	$ (653)	$ 126.1	$ (14.4)	$ (7.1)	$ (631.5)
ENDING BALANCE (in shares) at Dec. 31, 2012		729,536,813	729,536,813

[1]	Noncontrolling interests' share of other comprehensive income/(loss) relates to foreign exchange translation

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
CASH FLOWS FROM OPERATIONS
Profit or loss for the period	$ 65.9	$ 652.5	$ 953	$ 470.3
Reconciled to net cash provided by operations:
- Share of equity investees' (profits)/losses	(4.9)	51.7	(4)	22.7
- Impairment of investment in equity investee			6.8
- Income and mining tax expense	133.8	291.9	552	358.4
- Royalties	43.3	151.2	149.7
- (Profit)/loss on disposal of listed investments	0.4	(27.6)	(12.8)	(111.7)
- Impairment of listed investments		10.5	0.5	8.1
- Impairment of assets		41.6	9.5
- Depreciation and amortization	389.4	729.9	745.3	631.1
- Loss/(profit) on disposal of property, plant and equipment	(0.7)	(0.5)	0.4	(0.3)
- Share-based compensation	27	77.7	66.4	53.9
- Accretion expense on provision for environmental rehabilitation	10.9	28.2	24.9	19.3
- Increase/(decrease) in provision for post-retirement health care costs	(0.1)	0.3	0.1	(9.4)
- Finance expense capitalized	(4.7)	(13)	(9.3)	(6.5)
- South African Equity Empowerment Transactions	297.6
- Other	6.2	(20.1)	(16.5)	(54.1)
- Cash portion of share of equity investee loss		(50.1)
- Payment against post-retirement health care provision	(0.6)	(0.1)	(0.3)	(0.3)
Changes in operating assets and liabilities:
- Receivables	(37)	(151.8)	22.1	94.4
- Inventories and heap leach pads	(25.7)	(93.4)	(165.2)	(43.4)
- Accounts payable and provisions	58.5	86.1	62.8	(41.7)
- Royalties paid	(44.5)	(163)	(125.1)
- Income and mining taxes paid	(106.5)	(455.1)	(352.8)	(227.9)
NET CASH PROVIDED BY OPERATIONS	808.3	1,146.9	1,907.5	1,162.9
CASH FLOWS FROM INVESTING ACTIVITIES
Additions to property, plant and equipment	(593.6)	(1,322.8)	(1,153)	(913.1)
Proceeds on disposal of property, plant and equipment	5.3	2	5.3	1.2
Royalty termination				(257.1)
Purchase of Glencar asset				(43)
Purchase of listed investments	(9.4)	(0.8)	(0.1)	(13.5)
Proceeds on sale of listed investments	0.4	65.4	13.7	385.8
Investment in environmental trust funds	(15.4)	(6.3)	(16.2)	(12.3)
NET CASH UTILIZED IN INVESTING ACTIVITIES	(666.7)	(1,372.5)	(1,223.3)	(852)
CASH FLOWS FROM FINANCING ACTIVITIES
Long and short-term loans raised	1,543.8	1,451	1,167.9	1,619.9
Long and short-term loans repaid	(1,330.8)	(975.9)	(654.6)	(1,637.5)
(Repayment)/utilization of bank overdraft				(9.7)
Decrease in noncontrolling interests funding	(2.9)			(15.4)
Increase in noncontrolling interests funding	9.3	27.7	31
Purchase of noncontrolling interests		(10.8)	(1,055.6)
Dividends paid to Company shareholders	(67.4)	(364.2)	(174.9)	(118.1)
Dividends paid to noncontrolling interests	(20.2)	(11.5)	(41.9)	(23.1)
Payment to South African Equity interests in South Deep		(2.5)	(3)
Ordinary shares issued	5.4	2	6.5	7.4
NET CASH PROVIDED BY/(UTILIZED IN) FINANCING ACTIVITIES	137.2	115.8	(724.6)	(176.5)
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	30	21.4	(25.1)	8.8
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	308.8	(88.4)	(65.5)	143.2
CASH AND CASH EQUIVALENTS - beginning of the year	500.7	744	809.5	357.5
CASH AND CASH EQUIVALENTS - end of year	809.5	655.6	744	500.7
Far Southeast (FSE) Deposit
CASH FLOWS FROM INVESTING ACTIVITIES
Investment	(54)	(110)	(66)
Mankayan Project-Bezant Resources
CASH FLOWS FROM INVESTING ACTIVITIES
Investment			$ (7)

General	12 Months Ended
Dec. 31, 2012
General
1	GENERAL

Gold Fields Limited (formerly Driefontein Consolidated Limited, or Driefontein, the Company or the Group) was originally incorporated in South Africa and listed on the JSE Securities Exchange S.A. (“JSE”) during 1968 as East Driefontein Gold Mining Company Limited. Following a merger with West Driefontein Gold Mining Company Limited, it was renamed Driefontein on June 15, 1981. On May 10, 1999, Driefontein completed a business combination, with another South African company listed on the JSE, Gold Fields Limited (“Old Gold Fields”). Old Gold Fields evolved through a series of transactions in 1998, whereby it acquired substantially all of the gold mining assets and interests previously held by Gold Fields of South Africa Limited, Gencor Limited, New Wits Limited and certain other shareholders in the companies owning the assets and interests. These assets and interests included publicly traded gold mining companies, mineral rights and service agreements. Driefontein, the surviving entity, was renamed Gold Fields Limited, and Old Gold Fields was renamed GFL Mining Services Limited, effective from that date. The Group is engaged in gold mining and related activities, including exploration, extraction, processing and smelting. Gold bullion, the Group’s principal product, is currently produced in South Africa, Ghana and Australia and sold in South Africa and internationally.

On November 29, 2012, Gold Fields announced the creation of a new South African gold mining company through the listing and subsequent unbundling of its 100% owned subsidiary, Sibanye Gold Limited (“Sibanye Gold”), formerly known as GFI Mining South Africa Proprietary Limited, which holds the KDC and Beatrix gold mines as well as various service companies. The separation of Sibanye Gold from Gold Fields is referred to as the Spin-off. The board of directors of Gold Fields, or the Board, passed the resolution necessary to implement the Spin-off on December 12, 2012 and the Spin-off was completed in February 2013. Refer to notes 3(a) and 24.

The Group also produces copper/gold concentrate in Peru, which is sold internationally.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies
2	SIGNIFICANT ACCOUNTING POLICIES

(a)	USE OF ESTIMATES: The preparation of the consolidated financial statements in conformity with United States generally accepted accounting principles, or U.S. GAAP, requires the Group’s management to make estimates and assumptions about current and future events that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.

Future events and their effects cannot be determined with absolute certainty. Therefore, the determination of estimates requires the exercise of judgment based on various assumptions and other factors such as historical experience, current and expected economic conditions, and in some cases actuarial techniques. Actual results ultimately may differ from those estimates.

The more significant areas requiring the use of management estimates and assumptions relate to mineral reserves that are the basis of future cash flow estimates and unit-of-production depreciation, depletion and amortization calculations; environmental, reclamation and closure obligations; estimates of recoverable gold and other materials in heap leach pads; asset impairments (including impairments of goodwill, long-lived assets, and investments); write-downs of inventory to market; post employment, post retirement and other employee benefit liabilities (including valuation of share-based compensation); valuation allowances for deferred tax assets; reserves for contingencies and litigation; and the fair value and accounting treatment of financial instruments.

The following are accounting policies used by the Group which have been consistently applied for all periods presented:

(b)	CONSOLIDATION: The Group’s financial statements include the financial statements of the Group, and its subsidiaries, and its share of results of investments in associates. A company in which the Group has, directly or indirectly, through subsidiary undertakings, a controlling interest is classified as a subsidiary undertaking. In addition, the Company reviews its relationships with other entities to assess if the Company is the primary beneficiary of a variable interest entity. If the determination is made that the Company is the primary beneficiary, then that entity is consolidated from the date that the Company was deemed to have become the primary beneficiary. The results of subsidiaries acquired or disposed of are included in the Group statements from the effective dates of acquisition or excluded from such statements as from the effective dates of disposal. Investments in companies which the Company does not control, but where it has the ability to exercise significant influence over their operating and financial policies, are accounted for by the equity method.

Inter-company transactions and balances are eliminated on consolidation. Gains or losses that arise from a change in the Group’s interest in subsidiaries or equity method investees’ are recognized in equity.

Any excess between the purchase price and the fair value of the attributable net assets of subsidiaries and associates at the date of acquisition is capitalized as goodwill.

Goodwill is not amortized; however it is subject to an annual assessment for impairment. The Company evaluates the carrying amount of goodwill to determine whether current events and circumstances indicate that such carrying amount may no longer be recoverable. To accomplish this, the Company compares the estimated fair values of its reporting units to their carrying amounts. If the carrying value of the reporting unit exceeds its estimated fair value, the Company compares the implied fair value of the reporting unit’s goodwill to its carrying amount, and any excess of the carrying value over the fair value is charged to earnings. The Company’s fair value estimates are based on numerous assumptions and it is possible that actual fair values will be significantly different from the estimates, as actual future quantities of recoverable minerals, gold and other commodity prices, production levels and operating costs of production and capital are each subject to significant risks and uncertainties.

(c)	(i)

FOREIGN CURRENCY TRANSACTIONS: Foreign currency transactions are recorded at the prevailing exchange rate at the date of the transaction. Monetary assets and liabilities designated in foreign currencies are translated at the exchange rate ruling at period end. Gains and losses arising from these translations are recognized in net income or loss.

(ii)	FOREIGN ENTITIES: The Group’s foreign entities are regarded as those entities that are considered to be self-sustaining. The balance sheets and statements of operations of foreign subsidiaries are translated on the following basis:

Assets and liabilities are translated at the prevailing exchange rate at period end. Statement of operations items are translated at the average exchange rate for the period. Exchange differences on translation are accounted for in shareholders’ equity. These differences are recognized in net income or loss upon realization of the underlying foreign entity.

(iii)

FUNCTIONAL CURRENCY: The functional currency of the Group’s South African operations is the South African Rand, of its Australian operations is the Australian dollar, of its Ghanaian operations and of its Peruvian operation is the U.S. dollar. The translation differences arising as a result of converting the South African Rand and the Australian dollar to U.S. dollars (reporting currency) using the current exchange rate method are included as a separate component of Accumulated Other Comprehensive Income.

(d)	PROPERTY, PLANT AND EQUIPMENT

(i)	MINING ASSETS: Mining assets, including mine development costs and mine plant facilities, are recorded at cost.

At the Group’s surface mines, when it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, costs incurred to develop the property are capitalized as incurred until saleable minerals are extracted from the mine and are amortized using the units-of-production method over the estimated life of the ore body based on estimated recoverable ounces or pounds mined from proven and probable reserves. These costs include costs to further delineate the ore body and remove overburden to initially expose the ore body. Subsequent mine development costs are treated as variable production costs.

At the Group’s underground mines, the Group capitalizes all underground development costs to access specific ore blocks or other areas of the mine where such costs will provide future economic benefits as a result of establishing proven and probable reserves associated with a specific block or area of operations, even after the reef horizon may have been intersected with the development of the first specific ore block or area of the mine. All costs associated with the development of a specific underground block or area are capitalized until saleable minerals are extracted from that specific block or area. At the Group’s underground mines, these costs include the cost of shaft sinking and access, the costs of building access ways, lateral development, drift development, ramps, box cuts and other infrastructure development.

The costs incurred to access specific ore blocks or areas of the mine, which only provide an economic benefit over the period during which that ore block or area is being mined, are attributed to earnings using the units-of-production method where the denominator is estimated recoverable ounces of gold contained in proven and probable reserves within that ore block or area. Capitalized costs that provide an economic benefit over the entire mine life, such as the initial primary shaft in an underground complex, will continue to be attributed to earnings using the units-of-production method, where the denominator is the estimated recoverable ounces of gold contained in total accessible proven and probable reserves. Accessible proven and probable reserves, also referred to as “above infrastructure proven and probable reserves”, relate to mineralization which is located at a level at which an operation currently has infrastructure sufficient to allow mining operations to occur.

Interest on borrowings incurred in respect of assets requiring a substantial period of time to prepare for their intended use is capitalized to the date on which the assets are substantially completed and ready for their intended use.

(ii)	LAND: Land is shown at cost and is not depreciated.

(iii)	MINERAL INTERESTS: Mineral interests represent mineral and surface use rights for parcels of land owned by the Group. Mineral interests and other tangible assets include acquired mineral use rights in production, development and exploration stage properties. The amount capitalized related to mineral interests represents its fair value at the time it was acquired, either as an individual asset purchase or as part of a business combination.

Production stage mineral interests represent mineral interests in operating properties that contain proven and probable reserves. Development stage mineral interests represent interests in properties under development that contain proven and probable reserves. Exploration stage mineral interests represent interests in properties that are believed to potentially contain (i) other mineralized material such as inferred material within pits, measured, indicated and inferred material with insufficient drill spacing to qualify as proven and probable reserves; and inferred material in close proximity to proven and probable reserves; (ii) around-mine exploration potential such as inferred material not immediately adjacent to existing reserves and mineralization but located within the immediate mine infrastructure; (iii) other mine-related exploration potential that is not part of measured, indicated or inferred material and is comprised mainly of material outside of the immediate mine area; or (iv) greenfield exploration potential that is not associated with any other production, development or exploration stage property as described above. The Group’s mineral use rights are enforceable regardless of whether proven or probable reserves have been established. In certain limited situations, the nature of a use right changes from an exploration right to mining right upon the establishment of proven and probable reserves. The Group has the ability and intent to renew mineral use rights where the existing term is not sufficient to recover all identified and valued proven and probable reserves and/or undeveloped mineral interests.

(iv)	AMORTIZATION AND DEPRECIATION OF MINING ASSETS: Mining assets, mine development and evaluation costs, and mine plant facilities are amortized over the life of mine using the units-of-production method, based on estimated above infrastructure proven and probable ore reserves. Proven and probable ore reserves reflect estimated quantities of economically recoverable reserves, which can be recovered in future from known mineral deposits. At the Group’s South African operations, its amortization and depreciation calculations are generally based on the Group’s most recent life-of-mine plan and annual above-infrastructure reserve declarations as approved by the Company’s Board. However, if management becomes aware of significant changes in its above-infrastructure reserves ahead of the scheduled updates, management would update its amortization and depreciation calculations and then subsequently notify the Company’s Board. A similar approach is followed at the Group’s operations in Ghana and Peru, due to the longer-life of the primary ore body. At the Group’s other international operations, such as Australia, the Group’s amortization and depreciation calculations are updated on a more regular basis during the year for all known changes in proven and probable reserves. The nature and life-span of the ore body, and the on-going information gathered in connection with the ore body, facilitates these more frequent updates.

(v)	AMORTIZATION OF MINERAL INTERESTS: Mineral interests associated with production stage mineral interests are amortized over the life-of-mine using the units-of-production method in order to match the amortization with the expected underlying future cash flows. Mineral interests associated with development and exploration stage mineral interests are not amortized until such time as the underlying property is converted to the production stage.

(vi)	DEPRECIATION OF NON-MINING ASSETS: Other non-mining assets are recorded at cost and depreciated on a straight-line basis over their expected useful lives as follows:

Vehicles	—	20.0%
Computers	—	33.3%
Furniture and Equipment	—	10.0%

(vii)	MINING EXPLORATION: Expenditure on exploration activities is expensed as incurred. Such expenditure includes the costs incurred for purposes of upgrading resources from one category to another or for purposes of upgrading resources to proven and probable reserves, even when in close proximity to the Company’s development and production stage properties. When it has been determined that a property can be economically developed as a result of establishing proven and probable reserves, costs incurred prospectively to develop the property are capitalized as mine development costs.

(viii)	IMPAIRMENT: The Group reviews and tests the carrying amounts of long-lived assets, which include development costs, when events or changes in circumstances suggest that the carrying amount may not be recoverable. For impairment purposes, assets are grouped at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. The lowest level at which such cash flows are generated is generally at an individual operating mine, even if the individual operating mine is included in a larger mine complex.

If there are indications that an impairment may have occurred, the Group prepares estimates of expected future cash flows for each group of assets. Expected future cash flows are based on a probability-weighted approach applied to potential outcomes and reflect:

•	estimated sales proceeds from the production and sale of recoverable ounces of gold contained in proven and probable reserves;

•	expected gold prices and currency exchange rates (considering historical and current prices, price trends and related factors);

•

expected future operating costs and capital expenditures to produce proven and probable gold reserves based on approved life-of-mine plans that assume current plant capacity, but exclude the impact of inflation; and

•	expected cash flows associated with value beyond proven and probable reserves, which include the expected cash outflows required to develop and extract the value beyond proven and probable reserves.

The impairment analysis first compares the total estimated cash flows on an undiscounted basis to the carrying amount of the asset, including goodwill, if any. If the undiscounted cash flows are less than the carrying amount of the asset, a second step is performed. The Group records a reduction of a group of assets to fair value as a charge to earnings if discounted expected future cash flows are less than the carrying amount. The Group estimates fair value by discounting the expected future cash flows using a discount factor, adjusted for inflation, that reflects the risk- free rate of interest for a term consistent with the period of expected cash flows.

Management’s estimate of future cash flows is subject to risk and uncertainties. It is therefore reasonably possible that changes could occur which may affect the recoverability of the Group’s mining assets.

(e)	INCOME TAXES: Deferred taxation is calculated on the comprehensive basis using the balance sheet (assets and liabilities) approach. Deferred tax liabilities and assets are recognized by applying expected tax rates to the temporary differences existing at each reporting date between the tax values and their carrying amounts. These temporary differences are expected to result in taxable or deductible amounts in determining taxable profits for future periods when the carrying amount of the asset is recovered or the liability is settled. The effect on deferred tax of any changes in tax rates is recognized in net income or loss during the period in which the change occurs.

The principal temporary differences arise from depreciation on property, plant and equipment, provisions, unutilized capital allowances and tax losses carried forward. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets if it is more likely than not that such assets will not be realized.

The Group recognizes interest and penalties, if any, in net income or loss as part of income tax expense.

Gold Fields recognizes the tax benefit from an uncertain tax position only if it is more likely than not the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such positions are then measured based on the largest benefit that has a greater than 50% likelihood of being realized upon settlement. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

(f)	NON-CURRENT INVESTMENTS: Non-current investments comprise (i) investments in listed companies which are classified as available-for-sale and are accounted for at fair value, with unrealized holding gains and losses excluded from earnings and reported as a separate component of shareholders’ equity; and (ii) investments in unlisted companies which are carried at their original costs as the directors believe that the original cost is not materially different from the fair value; (iii) monies in environmental trust fund; and (iv) equity method investments. Realized gains and losses are included in the determination of net income or loss.

Unrealized losses are included in the determination of net income or loss where it is determined that a decline, other than a temporary decline, in the value of the investment has occurred.

(g)	MATERIALS CONTAINED IN HEAP LEACH PADS: The recovery of gold from certain oxide ores is best achieved through the heap leaching process. Under this method, ore is placed on leach pads where it is permeated with a chemical solution, which dissolves the gold contained in the ore. The resulting “pregnant” solution is further processed in a leach plant where the gold in solution is recovered. For accounting purposes, value is added to leach pads based on current mining costs, including applicable depreciation and amortization relating to mining operations. Value is removed from the leach pad as ounces are recovered in circuit at the leach plant based on the average cost per recoverable ounce of gold on the leach pad.

The engineering estimates of recoverable gold on the heap leach pads are calculated from quantities of ore placed on the pads (measured tonnes added to the leach pads), the grade of ore placed on the leach pads (based on assay data) and a recovery percentage (based on the leach process and the ore type). In general, the leach pad production cycles project recoveries of approximately 50% to 70% of the placed recoverable ounces in the first year of leaching, declining each year thereafter until the leaching process is completed.

Although the quantities of recoverable gold placed on the leach pads are reconciled by comparing the grades of ore placed on the pads to the quantities of gold actually recovered (metallurgical balancing), the nature of the leaching process inherently limits the ability to precisely monitor inventory levels. As a result, the metallurgical balancing process is constantly monitored and engineering estimates are refined based on actual results over time. Variations between actual and estimated quantities resulting from changes in assumptions and estimates that do not result in write-downs to market are accounted for on a prospective basis. The ultimate recovery of gold from the pad will not be known until the leaching process is terminated.

The current portion of leach pad inventories is determined based on engineering estimates of the quantities of gold at the reporting date that are expected to be recovered during the next twelve months.

(h)	INVENTORIES: Inventories are valued at the lower of cost and market. The Group’s inventories comprise consumable stores, gold-in-process, gold bullion, ore stockpiles and mineral rights and are accounted for as follows:

Consumable stores: Consumable stores are valued at average cost, after appropriate provision for surplus and slow moving items.

Gold-in-process: Gold in-process inventories at the international operations represent materials that are currently in the process of being converted to a saleable product. Conversion processes vary depending on the nature of the ore and the specific mining operation, but include mill in-circuit, leach in-circuit, flotation and column cells, and carbon in-pulp inventories. In-process material is measured based on assays of the material fed to process and the projected recoveries of the respective plants.

In-process inventories are valued at the average cost of the material fed to process attributable to the source material coming from the mine, stockpile or leach pad plus the in-process conversion costs, including applicable depreciation relating to the process facility, incurred to that point in the process.

Gold bullion: Gold bullion inventories represent saleable gold ore or gold bullion and are valued at the average cost of the respective in-process inventories incurred prior to the refining process, plus refining costs.

Concentrates: Concentrate inventories represent concentrate available for shipment. The concentrate inventory is valued at the average cost, including an allocated portion of amortization. Costs are added to and removed from the concentrate inventory based on tons of concentrate and are valued at the lower of average cost and market value. Management’s determination of the gold and copper concentrate content and quantity depends on assay and laboratory results for the metal content and survey for the quantities.

Stockpiles: Stockpiles represent coarse ore that has been extracted from the mine that is available for further processing. Stockpiles are measured by estimating the number of tons (via truck counts and/or in-pit surveys of the ore before stockpiling) added and removed from the stockpile, the number of contained ounces (based on assay data) and the recovery percentage (based on the process for which the ore is destined). Stockpile tonnages are verified by periodic surveys. Stockpiles are valued based on mining costs incurred up to the point of stockpiling the ore, including applicable depreciation and amortization relating to mining operations. Value is added to a stockpile based on the current mining cost per ton plus applicable depreciation and amortization and removed at the average cost per recoverable ounce of gold in the stockpile.

Mineral rights: Mineral rights not linked to any specific operation are valued at the lower of cost and market value.

(i)	FINANCIAL INSTRUMENTS: Financial instruments carried on the balance sheet include cash and cash equivalents, investments, receivables, derivative financial instruments, accounts payable and accrued liabilities. The particular recognition method for each financial instrument item is disclosed in its respective significant accounting policy description.

(j)	HEDGING: The Group accounts for its hedging activities in accordance with Accounting Standards

Codification, or ASC, guidance for derivative instruments and hedging activities.

Under ASC 815, all derivatives are recognized on the balance sheet at their fair value, unless they meet the criteria for the normal purchases normal sale exemption. On the date a derivative contract is entered into, the Group designates the derivative as (1) a hedge of the fair value of a recognized asset or liability (fair value hedge), (2) a hedge of a forecasted transaction (cash flow hedge), or (3) a hedge of a net investment in a foreign entity. Certain derivative transactions, while providing effective economic hedges under the Group’s risk management policies, do not qualify for hedge accounting.

Hedging activities are conducted in accordance with guidelines established by the Audit Committee which allow for the use of various hedging instruments.

Changes in the fair value of a derivative that is highly effective, and that is designated and qualifies as a fair value hedge, are recorded in net income or loss, along with the change in the fair value of the hedged asset or liability that is attributable to the hedged risk.

Changes in the fair value of a derivative that is highly effective, and that is designated and qualifies as a cash flow hedge, are recognized directly in shareholders’ equity. Amounts deferred in shareholders’ equity are included in net income or loss in the same period during which the hedged firm commitment or forecasted transaction affects net income or loss.

Recognition of derivatives which meet the criteria for the normal purchases normal sales exception under ASC 815 is deferred until settlement. Under these contracts, the Group must deliver a specified quantity of gold at a future date at a specified price to the contracted counter-party.

Hedges of net investment in foreign entities are accounted for similarly to cash flow hedges. Changes in the fair value of derivatives that do not qualify for hedge accounting are recognized in net income or loss, under the caption entitled gains and losses on financial instruments. The fair value recognized on the balance sheet is included under the caption financial instruments.

The Group formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking derivatives designed as hedges to specific assets and liabilities or to specific firm commitments or forecasted transactions. The Group also formally assesses, both at the hedge inception date and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.

(k)	CASH AND CASH EQUIVALENTS: Cash and cash equivalents comprise cash on hand, demand deposits and investments in money market instruments. These are all highly liquid investments with a maturity of three months or less at the date of purchase.

The carrying amount of cash and cash equivalents is stated at cost which approximates fair value.

(l)	TRADE RECEIVABLES: Trade receivables are carried at anticipated realizable value. Estimates are made for doubtful debts based on a review of all outstanding amounts at period end. Irrecoverable amounts are written off during the period in which they are identified.

(m)	PROVISIONS: Provisions are recognized when information is available prior to the issuance of the financial statements which indicates that it is probable that an asset has been impaired or a liability had been incurred at the date of the financial statements and the amount can be reasonably estimated.

(n)	REHABILITATION COSTS: ASC 410 applies to legal obligations associated with the retirement of a long-lived asset that result from the acquisition, construction, development and/or the normal operation of a long-lived asset.

Under ASC 410 the Group records the fair value of a liability for an asset retirement obligation in the period in which it is incurred. When the liability is initially recorded, the Group correspondingly capitalizes the cost by increasing the carrying value of the related long-lived asset. Over time, the liability is increased (accretion) to reflect an interest element considered in its initial measurement at fair value, and the capitalized cost is amortized over the useful life of the related asset. Upon settlement of the liability, the Group will record a gain or loss if the actual cost incurred differs from the liability recorded.

Environmental liabilities, other than rehabilitation costs which relate to liabilities from specific events, are expensed as incurred.

(o)	ENVIRONMENTAL TRUST FUNDS: Contributions are made to the Group’s trust funds, created in accordance with statutory requirements, to fund the estimated cost of pollution control, rehabilitation and mine closure at the end of the life of the Group’s South African mines. Contributions are determined on the basis of the estimated environmental obligation over the life of the mine. Income earned on monies paid to environmental trust funds is accounted for as investment income. The funds contributed to the trusts plus growth in the trust funds are included under investments on the balance sheet.

(p)	EMPLOYEE BENEFITS

(i)	PENSION AND PROVIDENT FUNDS: In South Africa, the Group operates a defined contribution retirement plan and contributes to a number of industry based defined contribution retirement plans. The retirement plans are funded by payments from employees and the Group.

Contributions to defined contribution funds are recognized in net income or loss as incurred.

(ii)	POST-RETIREMENT HEALTH CARE COSTS: Medical coverage is provided through a number of schemes. Post-retirement health care in respect of existing employees is recognized as an expense over the remaining service lives of the relevant employees.

The Group has an obligation to provide medical benefits to certain of its pensioners and dependents of ex-employees. These liabilities are unfunded and have been provided in full, calculated on an actuarial basis.

Valuation of these obligations is carried out annually by independent actuaries using appropriate mortality tables, long-term estimates of increases in medical costs and appropriate discount rates.

(iii)	SHARE-BASED COMPENSATION PLANS: Compensation costs recognized in fiscal 2012, 2011, six months ended December 31, 2010 and fiscal 2010 include: a) compensation cost for all share-based payments granted prior to, but not yet vested as of July 1, 2005, based on the grant-date fair value estimated in accordance with the original provisions of ASC 718, Accounting for Stock- Based Compensation, and b) compensation cost for all share-based payments granted subsequent to June 30, 2005, based on the grant-date fair value estimated in accordance with the provisions of ASC 718, Stock-Based Compensation.

(q)	REVENUE RECOGNITION: Revenue arising from gold and by-product sales is recognized when the risks and rewards of ownership and title pass to the buyer under the terms of the applicable contract, the pricing is fixed and determinable and collectability is reasonably assured. Sales revenue excludes value-added tax but includes the net profit and losses arising from hedging transactions from matched gold sales contracts, which are designated as normal sales contracts.

Contracts for the sale of copper concentrate are provisionally priced - that is, the selling price is subject to final adjustment at the end of a period normally ranging from 30 to 90 days after delivery to the customer, based on market prices at the relevant quotation points stipulated in the contract.

Revenue on provisionally priced copper concentrate sales is recorded on the date of shipment, net of refining and treatment charges, using the forward London Metal Exchange price to the estimated final pricing date, adjusted for the specific terms of the relevant agreement. Variations between the price used to recognize revenue and the actual final price received can be caused by changes in prevailing copper and gold prices and result in an embedded derivative. The host contract is the receivable from the sale of copper concentrate at the forward London Metal Exchange price at the time of sale. The embedded derivative, which does not qualify for hedge accounting, is marked-to-market each period until final settlement occurs, with changes in fair value classified as provisional price adjustments and included as a component of revenue while the contract itself is recorded in accounts receivable.

(r)	DIVIDEND INCOME: Dividends are recognized when the right to receive payment is established.

(s)	INTEREST INCOME: Interest is recognized on a time proportion basis taking account of the principal outstanding and the effective rate to maturity on the accrual basis.

(t)	DIVIDENDS DECLARED: Dividends proposed are recognized only when the dividends are declared. Dividends are payable in South African Rand.

(u)	SEGMENT REPORTING: The Group is a gold mining company operating geographically in South Africa, Ghana, Australia and Peru. The business segments comprise geographical operations based on locations and operating units.

(v)	EARNINGS/(LOSS) PER SHARE is calculated based on the net income/(loss) divided by the weighted average number of common shares in issue during the period. Diluted earnings/(loss) per share is presented when the inclusion of potential ordinary shares has a dilutive effect on earnings/ (loss) per share.

(w)	RECLASSIFICATIONS: Share-based compensation in prior periods has been reclassified into respective expense captions where compensation costs of underlying employees are ordinarily classified. The reclassification has been made to conform with guidance SAB Topic 14.F.

(x)	RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS

Revenue recognition

In October 2009, the Accounting Standards Codification, or ASC guidance, related to revenue recognition: multiple-deliverable revenue arrangements was updated. The update specifies multiple-deliverable revenue arrangements will be separated in more circumstances than under existing U.S. GAAP requirements. It establishes a selling price hierarchy and requires significant expansion of disclosures relating to multiple-deliverable revenue arrangements. The amendments in this update are effective prospectively for revenue arrangements entered into or modified in fiscal years beginning on or after June 15, 2010. The updated guidance did not impact the Group’s financial statements.

In April 2010, the ASC guidance related to revenue recognition: milestone method of revenue recognition was updated. The amendments provide guidance on the criteria that should be met for determining whether the milestone method of revenue recognition is appropriate. The amendments are effective on a prospective basis for milestones achieved in fiscal years, and interim periods within those years beginning on or after June 15, 2010. The updated guidance did not impact the Group’s financial statements.

Fair value measurements

In January 2010, the ASC guidance related to fair value measurement: improving disclosures about fair value measurements was updated, providing amendments to the guidance which requires entities to disclose separately the amounts of significant transfers in and out of Level 1 (unadjusted quoted prices in active markets that are accessible at the measurement date for identical unrestricted assets or liabilities) and Level 2 (Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly for substantially the full term of the asset or liability) fair value measurements and describe the reasons for the transfers. In addition, entities are required to present separately information about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). The disclosures related to Level 1 and Level 2 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2009. The disclosures related to Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Except for presentation changes, the updated guidance did not have an impact on the Group’s financial statements.

During May 2011, the ASC guidance related to fair value measurement: amendments to achieve common fair value measurement and disclosure requirements in U.S. GAAP and IFRS was issued. The new standards do not extend the use of fair value but, rather, provide guidance about how fair value should be applied where it already is required or permitted under IFRS or U.S. GAAP. For U.S. GAAP, most of the changes are clarifications of existing guidance, additional disclosure requirements to the financial statements or wording changes to align with IFRS. The updated guidance did not, materially impact Gold Fields’ financial statements.

Derivatives and hedging

During March 2010, the ASC guidance related to derivatives and hedging: scope exception related to embedded credit derivatives was updated. The amendments clarify the scope exceptions related to embedded credit derivatives. The amendments are effective from the first fiscal quarter beginning after June 15, 2010. The updated guidance did not impact the Group’s financial statements.

Compensation - stock compensation

During April 2010, the ASC guidance related to compensation - stock compensation: effect of denominating the exercise price of a share-based payment awarded in the currency of the market in which the underlying equity security trades was updated. The update clarifies that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trades should not be considered to contain a condition that is not a market, performance, or service condition. Therefore, an entity would not classify such an award as a liability if it otherwise qualifies as equity. The amendments are effective for those fiscal years, and interim periods within those fiscal years beginning on or after December 15, 2010. The updated guidance did not impact the Group’s financial statements.

Intangibles - goodwill and other

In December 2010, the ASC guidance related to intangibles - goodwill and other: when to perform step 2 of the goodwill impairment test for reporting units with zero or negative carrying amounts relating to goodwill testing was updated. The update modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. For public entities, the update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. The updated guidance did not impact the Group’s financial statements.

Comprehensive income

During June 2011, the ASC guidance related to comprehensive income: presentation of comprehensive income was updated. The amendments provide an entity with the option to present the components of net income and comprehensive income in either one or two consecutive financial statements. The amendments eliminate the option in U.S. GAAP to present other comprehensive income in the statement of changes in equity. An entity should apply the ASU retrospectively. In December 2011, the FASB decided to defer the effective date of those changes in ASU 2011-05 that relate only to the presentation of reclassification adjustments in the statement of income by issuing ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive income in Accounting Standards Update 2011-05. The updated guidance impacted Gold Fields’ order of its primary financial statements.

Intangibles: Goodwill

During September 2011, the ASC guidance related to intangibles: goodwill and other: testing goodwill for impairment was updated. The amendments permit an entity to make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount before applying the two-step goodwill impairment test. If an entity concludes it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, it need not perform the two-step impairment test. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The updated guidance did not impact Gold Fields’ financial statements.

Recently issued accounting pronouncements not yet adopted

Balance sheet

During December 2011, the ASC guidance related to disclosures about offsetting assets and liabilities was updated. The amendments require an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under IFRS. The amendments are effective for annual periods beginning January 1, 2013, and interim periods within those annual periods. Retrospective application is required. The Group will implement the provisions of ASU 2011-11 as of January 1, 2013. Gold Fields does not expect that the updated guidance will impact its financial statements.

Comprehensive Income

In February 2013, the ASC guidance related to reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income was updated. The amendments require an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income, either on the face of the statement of operations or in the notes, if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income in the same reporting period. For other amounts not required by U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures which provide additional information about the amounts. The guidance is effective prospectively for reporting periods beginning after December 15, 2012. As this guidance provides only presentation requirements, the adoption of this standard will not impact Gold Fields’ results of operations, cash flows or financial position.

Acquisition And Disposal of Business	12 Months Ended
Dec. 31, 2012
Acquisition And Disposal of Business
3.	ACQUISITION AND DISPOSAL OF BUSINESSES

(a)	Sibanye Gold Spin-off

On February 18, 2013, Gold Fields completed the separation of its wholly-owned subsidiary, Sibanye Gold (formerly known as GFI Mining South Africa, or GFIMSA), which includes the KDC and Beatrix mining operations. The Spin-off was achieved by way of Gold Fields making a distribution on a pro rata basis of one Sibanye Gold ordinary share for every one Gold Fields share (whether held in the form of shares, American depositary receipts, or ADRs, or international depositary receipts) to Gold Fields shareholders, registered as such in Gold Fields’ register at close of business on February 15, 2013, in terms of section 46 of the South African Companies Act and section 46 of the South African Income Tax Act. The Board of Gold Fields passed the resolution necessary to implement the Spin-off on December 12, 2012. Sibanye Gold shares listed on the JSE, and on the NYSE on a “when issued” basis, on February 11, 2013. As of February 18, 2013, or the Spin-off Date, Gold Fields and Sibanye Gold were independent, publicly traded companies with separate public ownership, boards of directors and management.

(b)	Far South East Project

On September 20, 2010, Gold Fields entered into option agreements with Lepanto Consolidated Mining Company, or Lepanto, a company listed in the Philippines, and Liberty Express Assets, or Liberty, a private holding company, to acquire a 60% interest in the undeveloped gold-copper Far Southeast, or FSE, deposit in the Philippines. The agreements provide Gold Fields with an 18-month option on FSE, during which time Gold Fields will conduct a major drilling program as part of a feasibility study on FSE. As part of the agreement, Gold Fields was required to pay $10.0 million in option fees to Lepanto and $44.0 million as a non-refundable down-payment to Liberty upon signing of the option agreements, which payments were made during September 2010. During fiscal years ended December 31, 2011 and 2012, Gold Fields paid further non-refundable down-payments of $66.0 million and $110.0, respectively to Liberty. The final payment of $110.0 million is payable at the expiration of the option period. The total pre-agreed acquisition price for a 60% interest in FSE, inclusive of all of the above payments, is $340.0 million. Refer note 12(c) for disclosure on FSE.

(c)	The Mankayan Project

On October 4, 2011, Gold Fields entered into an option agreement with Bezant Resources PLC (Bezant), or Bezant, to acquire the entire issued share capital of Asean Copper Investments Limited, or Asean, which is incorporated in the British Virgin Islands, a wholly owned subsidiary of Bezant. Asean holds Bezant’s entire interest in the Guinaoang porphyry copper-gold deposit (the Mankayan project) located on Luzon Island in the Philippines.

Gold Fields paid an upfront non-refundable option fee of $7.0 million and was granted the option to acquire the entire issued share capital of Asean for $63.0 million. The option could have been exercised from the date upon which it is granted until expiry on January 31, 2013. Subsequent to year end, the option was extended to January 31, 2014 with a revised consideration of $60.5 million to be paid on future exercise of the option.

The Mankayan project is located approximately four (4) kilometres east of the FSE deposit.

(d)	Ghana Operations

On June 22, 2011, Gold Fields acquired the 18.9% minority stake of IAMGold Corporation, or IAMGold, in the Tarkwa and Damang gold mines in Ghana, for a cash consideration of U.S.$667.0 million, increasing Gold Fields’ interest in each of the Tarkwa and Damang gold mines from 71.1% to 90.0%, the remaining 10.0% interest being held by the government of Ghana.

(e)	Peru Operations

On March 22, 2011, Gold Fields Corona (BVI) Limited, a wholly owned subsidiary of Gold Fields, made a voluntary purchase offer to acquire the outstanding common voting shares and investment shares of Gold Fields La Cima S.A.A., or La Cima, that were not already owned. The offer closed on April 15, 2011. With the closing of the offer and with further purchases of shares after that date, Gold Fields’ effective economic shareholding in La Cima increased to 98.5% from 80.7% for a total cash consideration of U.S.$382.0 million. During fiscal 2012, Gold Fields purchased an additional 0.1% in La Cima for U.S.$0.8 million La Cima holds the Cerro Corona mine in Peru.

Impairment of Assets	12 Months Ended
Dec. 31, 2012
Impairment of Assets
4.	IMPAIRMENT OF ASSETS

	Fiscal Year Ended December 31,		Six Months Ended December 31,	Fiscal Year Ended June 30,
	2012	2011	2010	2010
Materials contained on heap leach pad (1)	19.2	—	—	—
Property, plant and equipment (2)	14.5	9.5	—	—
Biox - property, plant and equipment (3)	7.9	—	—	—

	41.6	9.5	—	—

(1)	The charge of $19.2 million relates to a write-down to market value in Australia due to the cessation of the heap leach at St. Ives.
(2)	The impairment charge in fiscal 2012 consisted of a $10.1 million impairment of heap leach assets in Australia due to the cessation of the heap leach at St. Ives and $4.4 million impairment of heavy mining machinery in Ghana. The impairment charge in fiscal 2011 resulted from the decision to reassess the optimal processing methodology for the oxides at Cerro Corona, where the focus was on the evaluation of a heap leach operation to capture the value inherent in the oxide instead of a stand-alone oxide plant; the evaluation costs of which were written off in 2011.
(3)	The Group impaired its patented technology, known as the Biox process, which is used for the pretreatment of refractory ores and concentrates prior to gold recovery through conventional cyanide leaching techniques. The Group entered into an agreement to sell its Biox technology in 2013.

Finance Expense	12 Months Ended
Dec. 31, 2012
Finance Expense
5.	FINANCE EXPENSE

	Fiscal Year Ended December 31,		Six Months Ended December 31,	Fiscal Year Ended June 30,
	2012	2011	2010	2010
Interest expense - preference share dividend	—	(1.3)	(3.1)	(5.9)
Interest expense - other	(83.1)	(62.3)	(33.3)	(65.8)

Total finance expense	(83.1)	(63.6)	(36.4)	(71.7)
Capitalized interest	13.0	9.3	4.7	6.5

	(70.1)	(54.3)	(31.7)	(65.2)

Income And Mining Tax Expense	12 Months Ended
Dec. 31, 2012
Income And Mining Tax Expense
6.	INCOME AND MINING TAX EXPENSE

	Fiscal Year Ended December 31,		Six Months Ended December 31,	Fiscal Year Ended June 30,
	2012	2011	2010	2010
Current income taxes
South Africa	(72.4)	(108.3)	(39.0)	(67.7)
Ghana	(170.6)	(180.5)	(73.4)	(98.6)
Australia	(64.1)	(35.9)	—	(16.5)
Peru	(104.7)	(111.7)	(47.1)	(51.2)

Current income and mining taxes	(411.8)	(436.4)	(159.5)	(234.0)

Deferred income taxes
South Africa	149.6	(70.1)	44.9	(58.6)
Ghana	(36.8)	(12.0)	4.5	(28.1)
Australia	(4.8)	(51.3)	(22.9)	(12.3)
Peru	11.9	17.8	(0.8)	(25.4)

Deferred income and mining taxes	119.9	(115.6)	25.7	(124.4)

Total income and mining taxes	(291.9)	(552.0)	(133.8)	(358.4)

The Company’s pre-tax income before impairment of equity investee and share of equity investees’ share of losses comprise:

	Fiscal Year Ended December 31,		Six Months Ended December 31,	Fiscal Year Ended June 30,
	2012	2011	2010	2010
South Africa	113.9	378.5	(221.0)	192.0
Ghana	441.6	624.9	216.8	343.1
Australia	156.5	258.8	77.3	55.7
Peru	259.6	241.1	139.4	164.6
British Virgin Islands	24.5	4.5	(17.7)	96.0

	996.1	1,507.8	194.8	851.4

	Fiscal Year Ended December 31,		Six Months Ended December 31,	Fiscal Year Ended June 30,
	2012	2011	2010	2010
South African mining tax on mining income, an income tax, is determined on a formula basis which takes into account the profit and revenue from mining operations during the period. Non-mining income is taxed at a standard rate. Deferred tax is provided at the estimated effective mining tax rate on temporary differences. The applicable tax rates are:
South Africa:
Mining statutory rate	34.0%	43.0%	43.0%	43.0%
Non-mining income standard tax rate	28.0%	35.0%	35.0%	35.0%
Non-mining companies	28.0%	28.0%	28.0%	28.0%
Ghana	35.0%	25.0%	25.0%	25.0%
Australia	30.0%	30.0%	30.0%	30.0%
Peru	30.0%	30.0%	35.6%	35.6%
Major items causing the Group’s income tax provision to differ from the South African mining statutory rate were:
Tax on income before tax, impairment of investment in equity investee and share of equity investees’ profits/(losses) at South African mining statutory rate	(338.7)	(648.4)	(83.7)	(366.1)
Rate adjustment to reflect company tax rates	17.8	239.2	74.3	62.7
South African mining tax formula rate adjustment	34.5	11.9	10.4	16.6
Valuation allowance raised against deferred tax assets	—	—	—	(8.3)
Reversal of valuation allowance previously raised against deferred tax assets[3]	58.2	22.0	10.3	0.1
Non taxable income/non deductible expenditure[1]	(116.1)	(199.0)	(197.6)	27.4
South African capital gains tax	—	—	—	(23.9)
Royalties[2]	—	—	—	(71.6)
Deferred tax adjustment on changes in tax rates at the South African and Ghanaian operations (2011: Peruvian operation and for six months ended December 31, 2010: South African operations)	73.7	9.1	61.3	—
Other	(21.3)	13.2	(8.8)	4.7

Income and mining tax expense	(291.9)	(552.0)	(133.8)	(358.4)

1)	The $116.1 million (fiscal year ended December 31, 2011: $199.0 million, six months ended December 31, 2010: $197.6 million) non-deductible expenditure comprises mainly $23.8 million (fiscal year ended December 31, 2011: $24.5 million, six months ended December 31, 2010: $11.6 million) share-based-compensation, $nil million (fiscal year ended December 31, 2011: $nil million, six months ended December 31, 2010: $128.0 million) empowerment transaction costs and $74.4 million (fiscal year ended December 31, 2011: $92.8 million, six months ended December 31, 2010: $25.9 million) exploration, feasibility and evaluation costs. There are no other individually significant amounts included in this line item.
2)	The classification of royalty expense at the Group’s operations requires judgement, particularly at the Groups’ South African and Ghanian operations, where the percentages to be applied in calculating royalties are influenced by the expenses incurred in generating those product sales (and therefore the profitability of the operations). In light of the continued increase in royalties at the Group’s international operations, and the fact that changes to the calculation of royalties in Ghana, representing the largest component of consolidated royalty expense, changed to a predetermined 5% of product sales (regardless of the operating margin), Gold Fields changed the classification of royalty expense in its consolidated financial statements from a component of “income and mining taxes” to “other expenses” in its consolidated statements of operations starting with the six months ended December 31, 2010. Given the change in circumstances, Gold Fields considered it appropriate to change the presentation on a prospective basis.
3)	During fiscal year ended December 31, 2012, the Group reversed a portion of the valuation allowance against unredeemed capital expenditure and net operating losses to the extent that there is sufficient future taxable income. In making this determination, the Group analyzed, amongst other things, the recent history of earnings and cashflows, forecasts of future earnings, the nature and timing of future deductions and benefits represented by deferred tax assets and the cumulative earnings for the last three years.
4)	No provision is made for the income tax effect that may arise on the remittance of unremitted earnings by certain foreign subsidiaries. It is management’s intention that these earnings will be permanently re-invested into future capital expansion projects, maintenance capital and ongoing working capital funding requirements. In the event that the Group repatriated these earnings, income taxes and withholding taxes may be incurred. The determination of such taxes is subject to various complex calculations and accordingly, the Group has determined that it is impractical to estimate the amount of deferred tax liability on such unremitted earnings.
5)	The Group does not have any uncertain tax benefits which will more likely than not result in changes to tax liabilities.

	December 31, 2012	December 31, 2011
Deferred income and mining tax liabilities and assets on the balance sheet as of December 31, 2012 and 2011 relate to the following:
Deferred income and mining tax liabilities
Mining assets	1,608.0	1,803.8
Investments held by environmental trust funds	45.3	77.3
Inventory	15.3	9.3
Other	13.1	45.8

Gross deferred income and mining tax liabilities	1,681.7	1,936.2

Provisions, including rehabilitation accruals	(144.6)	(149.0)
Tax losses	(183.0)	(278.1)
Unredeemed capital expenditure	(782.9)	(630.0)
Other	—	(3.7)

Gross deferred income and mining tax assets	(1,110.5)	(1,060.8)
Valuation allowance for deferred tax assets	324.4	152.4

Total deferred income and mining tax assets	(786.1)	(908.4)

Total deferred income and mining tax liabilities	895.6	1,027.8
Less: short term portion of deferred income and mining tax (included in accounts payable and provisions)	(17.9)	(8.4)

Long-term portion of deferred income and mining tax liabilities	877.7	1,019.4

Classified as:
Long-term liabilities	(901.8)	(1,019.4)
Long-term assets	24.1	—

The classification of deferred income and mining tax liabilities or assets as current or non-current is based on the related liability or asset creating the deferred tax. Deferred taxes not related to a specific liability or asset are classified based on the estimated period of reversal.

The Group has established a valuation allowance for certain deferred tax assets where cumulative losses require a valuation allowance, or where management believes that they will not be realized based on projections as of December 31, 2012 and December 31, 2011. The valuation allowance relates primarily to net operating loss carry-forwards for the entities below, except for Living Gold (Pty) Limited, and GFI Joint Venture Holdings, or GFIJVH, which also include unredeemed capital expenditure.

	December 31, 2012	December 31, 2011
Orogen Investments SA (Luxembourg)	37.9	39.2
Gold Fields Arctic Platinum Oy	28.8	30.3
Living Gold (Pty) Limited	4.8	3.9
Gold Fields Operations	—	33.2
GFI Joint Venture Holdings	252.3	44.6
Other	0.6	1.2

	324.4	152.4

The Group has tax losses available of $95.9 million (December 31, 2011: $101.0 million) at Gold Fields Arctic Platinum Oy. Tax losses may be carried forward for ten years. These losses expire on a first-in first-out basis.

The Group has tax losses available of $126.3 million (December 31, 2011: $130.8 million) at Orogen Investments SA (Luxembourg), or Orogen, which can only be used to offset future interest income generated by Orogen. In terms of current Luxembourg taxation legislation, losses incurred in accounting periods subsequent to December 31, 1990, can be carried forward indefinitely. Losses incurred prior to this date could only be carried forward for five (5) years. All losses incurred by Orogen were incurred subsequent to December 31, 1990.

As at December 31, 2012 and December 31, 2011 the Group had unredeemed capital expenditure and tax loss carry forwards available for deduction against future mining income at its operations as follows:

	December 31, 2012	December 31, 2011
Unredeemed capital expenditure:
Gold Fields Operations	724.3	608.4
GFI Joint Venture Holdings	1,885.4	1,049.4

	2,609.7	1,657.8

At December 31, 2012, the Group has, at Gold Fields La Cima, estimated capital allowances of $506.8 million to be offset against future taxable income (December 31, 2011: $507.9 million). The estimated capital allowances do not have an expiration date. Gold Fields La Cima, or La Cima, currently has no tax losses available for utilization against future profits.

	December 31, 2012	December 31, 2011
Calculated tax losses:
Gold Fields Operations	404.9	484.4
GFI Joint Venture Holdings	—	12.6
Gold Fields Group Services (Pty) Limited	15.2	10.0
Golden Oils (Pty) Limited	—	1.2
Agrihold (Pty) Limited	2.1	1.9
Golden Hytec Farming (Pty) Limited	—	1.1
Living Gold (Pty) Limited	17.1	14.1

	439.3	525.3

These future deductions may be utilized against income generated by the individual tax entity concerned and do not expire unless the tax entity ceases to commercially operate for a period longer than one year. Under South African mining tax ring-fencing legislation, each tax entity is treated separately and as such these deductions can only be utilized by the tax entities in which the deductions have been generated.

Tax years open for assessments
South Africa (1)	2001 - 2011
Ghana (2)	All years open
Australia (3)	2002 - 2011
Peru (4)	2005 - 2011

Notes:

(1)	The South African Tax legislation allows the Revenue Authorities to reopen assessments issued for a period of up to 3 years after the assessments were issued.
(2)	The Ghanaian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity for any year without limitation to the years which may be reassessed.
(3)	The Australian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity in the last four years, as from the date the tax returns have been filed.
(4)	The Peruvian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity in the last four years, as from the date the tax returns have been filed.

It is possible that the Group will receive assessments during the next twelve months, which may have an effect on uncertain tax positions. The Group cannot estimate the amounts of possible changes as a result of an assessment.

The Group does not have any unrecognised tax benefits for which it is reasonably possible the amount will significantly change within twelve months of the recognition date.

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share
7.	EARNINGS PER SHARE

	Fiscal Year Ended December 31,		Six Months Ended December 31,	Fiscal Year Ended June, 30
	2012	2011	2010	2010
BASIC EARNINGS PER SHARE
Net income attributable to Gold Fields shareholders	654.3	881.5	12.6	391.0
Shares outstanding - beginning of year	723,735,186	720,796,887	705,903,511	704,749,849
Weighted average number of shares issued	3,724,271	1,579,341	5,108,162	614,351

Weighted average number of shares issued at the end of the year	727,459,457	722,376,228	711,011,673	705,364,200

Basic earnings per share	0.90	1.22	0.02	0.55

DILUTED EARNINGS PER SHARE
Net income attributable to Gold Fields shareholders	654.3	881.5	12.6	391.0
Weighted average number of shares issued at the end of the year	727,459,457	722,376,228	711,011,673	705,364,200
Effect of dilutive securities	3,264,493	8,411,270	8,677,377	9,185,642

	730,723,950	730,787,498	719,689,050	714,549,842

Diluted earnings per share	0.90	1.21	0.02	0.55

Receivables	12 Months Ended
Dec. 31, 2012
Receivables
8.	RECEIVABLES

	December 31, 2012	December 31, 2011
Product sale trade receivables	240.6	169.7
Other trade receivables	32.8	23.7
Deposits	0.5	0.1
Value added tax	69.3	65.3
Interest receivable	0.4	0.4
Payroll debtors	11.3	12.6
Prepayments (1)	138.9	198.0
Other	28.9	13.6

	522.7	483.4

(1)	Includes $7.0 million for the Bezant’s Mankayan Project (December 31, 2011: $120.0 million for the FSE project and $7.0 for Bezant).

Inventories	12 Months Ended
Dec. 31, 2012
Inventories
9.	INVENTORIES

	December 31, 2012	December 31, 2011
Ore stockpiles	76.5	63.7
Gold in-process	29.7	26.9
Consumable stores	295.2	205.5
Other	0.7	1.6

	402.1	297.7

Property, Plant And Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment
10.	PROPERTY, PLANT AND EQUIPMENT

	December 31, 2012	December 31, 2011
Cost	12,868.5	12,083.9
Accumulated depreciation and amortization	(5,479.6)	(5,067.1)

	7,388.9	7,016.8

Mining properties, mine development costs, mine plant facilities and mineral interests	6,344.5	6,021.3
Asset retirement costs	119.3	112.3
Other non-mining assets	925.1	883.2

	7,388.9	7,016.8

Included in property, plant and equipment is cumulative capitalized interest, net of amortization, relating to the following assets:

	December 31, 2012	December 31, 2011
South African operations	45.5	32.5
Tarkwa Mine	13.5	14.4
Cerro Corona	71.6	75.4

	130.6	122.3

Depreciation charge on property, plant and equipment amounted to $729.9 million (fiscal year ended December 31, 2011: $745.3 million; six months ended December 31, 2010: $389.4 million; fiscal year ended June 30, 2010: $631.1 million).

Fleet assets in Ghana with a cost of $80.7 million have been pledged as security for the $60 million senior secured revolving credit facility. For further information, see Note 14(h).

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill
11.	GOODWILL

	December 31, 2012	December 31, 2011
Balance at beginning of the year	1,075.4	1,295.2
Translation adjustment	(55.3)	(219.8)

Balance at end of the year	1,020.1	1,075.4

The goodwill arose on the acquisition of South Deep and was attributable to the upside potential of the asset, deferred tax and other factors. The total goodwill has been allocated to South Deep, being the reporting unit where it is tested for impairment as part of the reporting unit.

Goodwill is tested for impairment on an annual basis at the end of each fiscal year or transition period. In addition, the Group reviews and tests the carrying value of assets when events or changes in circumstances suggest that the carrying amount of a reporting unit may not be recoverable.

For goodwill impairment testing purposes, Gold Fields estimated the fair value of the South Deep reporting unit. The process for determining fair value is subjective as gold mining companies typically trade at a market capitalization that is based on net asset value and requires management to make numerous assumptions. The net asset value represents a discounted cash flow valuation based on expected future cash flows. The expected future cash flows used to determine the fair value of the reporting unit are inherently uncertain and could materially change over time. They are significantly affected by a number of factors, including, but not limited to, reserves and production estimates, together with economic factors such as the spot gold price and foreign currency exchange rates, estimates of production costs, future capital expenditure and discount rates. Therefore it is possible that outcomes within the next fiscal year that are materially different from the assumptions used in the impairment testing process could require an adjustment to the carrying values.

Based on management’s assessment, no impairment to the goodwill was required at December 31, 2012. Management’s estimates and assumptions for the goodwill impairment test include:

- Long-term gold price used is R400,000 per kilogram ($1,500 per ounce at an exchange rate of R8.29 to $1.00). The South Deep life of mine is estimated at 80 years.

- A range of discount rates of 3.2% - 5.8% based on a calculated weighted average cost of capital to Gold Fields;

- Expected future operating costs and capital expenditures to produce proven and probable gold reserves based on mine plans that assume current plant capacity, but exclude the impact of inflation; and

- Expected cash flows associated with value beyond proven and probable reserves.

Non-Current Investments	12 Months Ended
Dec. 31, 2012
Non-Current Investments
12.	NON-CURRENT INVESTMENTS

	December 31, 2012	December 31, 2011
Listed investments (a)	36.2	77.3
Unlisted investments	1.3	2.6
Investments held by environmental trust funds (b)	165.3	161.5
Equity investees (c)	254.4	28.2
Other investments	0.8	2.6

	458.0	272.2

(a) Listed investments mainly consist of:

	December 31, 2012		December 31, 2011
	Number of shares	Market value, $ per share	Number of shares	Market value, $ per share
Northam Platinum	7,820,169	4.55	7,820,169	3.75
Radius Gold Incorporated	3,625,124	0.22	3,625,124	0.23
Gran Columbia Gold Corporation	1,585,274	0.36	1,585,274	0.40
Evolution Mining Limited	—	—	15,535,016	1.62
GoldQuest Mining Corporation	—	—	13,962,500	0.08
Atacama Pacific Gold Corporation	—	—	4,945,598	3.79

Details of the listed investments are as follows:

	December 31, 2012	December 31, 2011
Fair value	36.2	77.3
Less: Cost	24.8	68.4

Net unrealized gain	11.4	8.9

The net gain comprises:
Gross unrealized gains	11.7	15.2
Gross unrealized losses	(0.3)	(6.3)

	11.4	8.9

The gross unrealized loss comprises the following number of equity instruments none of which have been in a continuous unrealized loss position for more than 12 months:	4	8

Realized gain reclassified from equity on disposal of listed investments ($ million)	14.7	12.8

(b)	The environmental trust funds are irrevocable trusts under the Group’s control. The monies in the trusts are invested primarily in interest bearing short-term (money market), government and other corporate bond investments and the costs of these investments approximate their fair value. The investments provide for the estimated cost of rehabilitation during and at the end of the life of the Group’s South African mines. While the asset is under the Group’s control, it is not available for the general purposes of the Group. All income from this asset is reinvested or spent to meet these obligations. These obligations are described in note 15, “Provision for Environmental Rehabilitation”.

(c)	Equity investees comprise the following:

		Ownership %		Market value
Investment	Description of business	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Far South East	Exploration	40.0	—	*	*
Rusoro Mining Limited	Gold mining	26.4	26.4	6.3	13.1
Rand Refinery Limited	Refining of gold bullion and by-products	34.9	34.9	*	*
Timpetra Resources Limited	Resource exploration	21.8	21.8	1.0	1.2
*	- Not readily determinable

Rusoro Mining Limited

The carrying value of the equity investment in Rusoro Mining Limited, or Rusoro:

	December 31, 2012	December 31, 2011
Opening balance	13.2	20.0
Share of losses recognized (1)	(13.4)	—
Impairment	—	(6.8)
Other comprehensive income	0.2	—

Closing balance	—	13.2

(1)	The results of Rusoro for the Gold Fields’ fiscal year ended December 31, 2012 are for the twelve months to September 2012 (December 31, 2011: nine months ended September 30, 2011).

Rusoro, a company listed on the TSX Venture Exchange, is a junior gold producer with a large land position in the Bolivar State gold region of southern Venezuela. Gold Fields’ interest in Rusoro remained unchanged at 26.4% at December 31, 2012 and 2011.

The Group acquired its interest in Rusoro on November 30, 2007.

Rand Refinery Limited

The carrying value of the equity investment in Rand Refinery Limited, or Rand Refinery:

	December 31, 2012	December 31, 2011
Opening balance	12.9	10.2
Share of profits recognized	12.0	5.0
Translation	(1.2)	(2.3)

Closing balance	23.7	12.9

During the fiscal years ended December 31, 2012 and 2011, the Company did not receive dividends from Rand Refinery. In the six months ended December 31, 2010, $5.4 million was received in dividends (fiscal year ended June 30, 2010: $ nil million).

Rand Refinery acts as a sale and refining agent on behalf of the Company’s African operations. The market value of the Company’s investment in Rand Refinery is not readily determinable.

Far South East

Far South East Gold Resources Incorporated has a 31 December year end and has been equity accounted since April 1, 2012.

	December 31, 2012	December 31, 2011
Gold Fields interest in FSE on December 31, 2012 was 40.0%.
Opening balance	—	—
Investment	230.0	—
Equity contribution	50.1	—
Share of losses recognized	(50.1)	—

Closing balance	230.0	—

Gold Fields paid US$10.0 million in option fees to Lepanto Consolidated Mining Company during the 6 months ended December 31, 2010. In addition, Gold Fields paid non-refundable down payments of US$66.0 million during the year ended December 31, 2011 and US$44.0 million during the 6 months ended December 31, 2010 to Liberty Express Assets in accordance with the agreement concluded whereby the Group has the option to acquire 60% of FSE. On March 31, 2012, Gold Fields acquired 40% of the issued share capital of FSE by contributing a further US$110.0 million in fiscal year ended December 31, 2012.

The remaining 20% option is not likely to be exercised until such time as FSE obtains a Foreign Technical Assistance Agreement which allows for direct majority foreign ownership and control.

Accounts Payable And Provisions	12 Months Ended
Dec. 31, 2012
Accounts Payable And Provisions
13.	ACCOUNTS PAYABLE AND PROVISIONS

	December 31, 2012	December 31, 2011
Trade payables	220.5	196.3
Accruals	352.0	301.1
Payroll and other compensation	57.8	67.5
Leave pay accrual	73.8	68.3
Dividends payable	—	3.0
Short-term portion of the South Deep Dividend liability	2.3	3.4
Short term portion of deferred income and mining tax	17.9	8.4
Other	27.6	21.9

	751.9	669.9

Short-Term And Long-Term Loans	12 Months Ended
Dec. 31, 2012
Short-Term And Long-Term Loans
14.	SHORT-TERM AND LONG-TERM LOANS

	December 31, 2012	December 31, 2011
Collateralized
- Split-tenor revolving credit facility (a)	—	500.0
- $500 million syndicated revolving credit facility (b)	104.0	—
- Preference shares (c)	—	—
- Scrip loan (d)	—	—
- Non-revolving Senior Secured Term Loan (e)	110.0	150.0
- $1 Billion Notes Issue (f)	988.8	987.7
- $1 Billion syndicated revolving credit facility (g)	666.0	220.0
- $60 million senior secured revolving credit facility (h)	—	50.0
Uncollateralized
- Domestic Medium Term Notes Program (i)	—	—
- Other loans (j)	492.4	—

	2,361.2	1,907.7
Short-term loans and current portion of long-term loans *	(40.0)	(547.0)

Total long-term loans	2,321.2	1,360.7

*	- The maturity of the loans has been updated to reflect post year end refinancing terms.

(a) Split-tenor revolving credit facility

On May 16, 2007, Sibanye Gold, Orogen and GFO entered into a $750 million split-tenor revolving credit facility consisting of a $250 million 364-day revolving tranche with a twelve-month term out option, or Facility A, and a $500 million five-year revolving tranche, or Facility B.

On April 28, 2008, Gold Fields exercised the term out option under Facility A converting the full $250 million advance at that point into a term loan with a final maturity date of May 16, 2009. In terms of the facility agreement, Gold Fields had the option to repay the loan under Facility A early in whole or in part by giving five days’ prior notice. Facility B was due to mature on May 16, 2012. The purpose of the facilities was to refinance existing facilities and for general corporate purposes.

On June 30, 2008, Orogen had borrowed $73 million and $121 million under Facility A and Facility B, respectively. GFO had $177 million and $141 million outstanding under Facility A and Facility B, respectively, on the same date.

On various dates during fiscal 2009, Orogen drew down a further $120 million under Facility B. On May 15, 2009, GFO drew down $118 million under Facility B to partly refinance its maturing loan under Facility A. The balance of the GFO loan outstanding under Facility A of $59 million was refinanced with the $311 million syndicated revolving loan facility. Also on May 15, 2009, Orogen repaid $16 million of its portion of the maturing Facility A and refinanced the remaining $57 million with the $311 million syndicated revolving loan facility.

Facility A was repaid in full on May 15, 2009. On September 17, 2009, Gold Fields utilized $259 million of the proceeds from the sale of the shares in Eldorado Gold Corporation, or Eldorado, to fully settle GFO borrowings under facility B. Subsequently, on various dates, Orogen drew down $221 million to refinance more expensive debt under the $311 million syndicated revolving loan facility. Orogen also repaid $32 million during the year.

On August 26, 2010, Orogen drew down a further $70 million and on October 8, 2010, repaid the full $500 million drawn under Facility B using proceeds of the $1 billion Notes issue. On March 22, 2011, Orogen drew down $420 million to fund the acquisition of the noncontrolling interests in La Cima. On May 26, 2011, Orogen repaid $40 million. On June 22, 2011, Orogen drew down $120 million under this facility to partially fund the acquisition of IAMGold’s 18.9% noncontrolling interests in the Ghanaian operations.

The loan under Facility B bore interest at LIBOR plus a margin of 0.30% per annum.

On April 16, 2012, Orogen refinanced the outstanding balance of $500.0 million under the facility by drawing down under the $1.0 billion syndicated revolving credit facility. The facility was cancelled on April 16, 2012.

The outstanding borrowings of Orogen, all under Facility B, at December 31, 2011 were $500 million.

Borrowings under the Revolving Credit Facility were guaranteed by Gold Fields, Sibanye Gold, Gold Fields Holding Company (BVI) Limited, or GF Holdings, Orogen, GFO and Newshelf 899 (Proprietary) Limited, or Newshelf.

	December 31, 2012	December 31, 2011
Opening balance	500.0	—
Loans advanced, net of transaction costs	—	540.0
Loan repayments	(500.0)	(40.0)

Closing balance	—	500.0

(b) $500 million syndicated revolving credit facility

On April 17, 2012, Sibanye Gold, Orogen and GFO entered into a $500 million syndicated revolving credit facility. The purpose of the facility was to refinance existing facilities, for general corporate purposes and working capital. The final maturity date of this facility was April 17, 2017.

The facility bore interest at LIBOR plus a margin of 1.60% per annum. Where the utilisation under the facility was less than or equal to 33 1/3%, a utilisation fee of 0.20% per annum would be payable on the amount of utilisations. Where the utilisation under the facility was greater than 33 1/3% and less than or equal to 66 2/3%, a utilisation fee of 0.40% per annum would be payable on the amount of utilisations. Where the utilisation under the facility was greater than 66 2/3%, a utilisation fee of 0.60% per annum would be payable on the amount of utilisations. Such utilisation fee was payable quarterly in arrears. The borrowers were required to pay a quarterly commitment fee of 0.56% per annum.

On April 23, 2012, Orogen drew down $194.0 million under this facility to partially refinance borrowings under the $1 billion Syndicated Revolving Credit Facility. On June 1, 2012, Orogen drew down a further $20.0 million.

On July 25, 2012 and August 2, 2012, Orogen repaid $20.0 million and $20.0 million, respectively. On September 20, 2012, Orogen repaid a further $100.0 million. On November 23, 2012, Orogen drew down $10 million and on November 29, 2012, a further $20 million was drawn under the facility.

The outstanding borrowings under this facility at December 31, 2012 were $104.0 million.

Borrowings under the syndicated revolving loan facility were guaranteed by Gold Fields, Sibanye Gold, GF Holdings, Orogen, Newshelf and GFO.

Subsequent to year end, on February 15, 2013, this facility was refinanced by drawing down under the $1,440 million term loan and revolving credit facility as detailed in (j). The facility was also cancelled on February 15, 2013.

	December 31, 2012	December 31, 2011
Opening balance	—	—
Loans advanced	244.0	—
Loan repayments	(140.0)	—

Closing balance	104.0	—

(c) Preference shares

On December 24, 2007 Gold Fields issued R1.2 billion of non-convertible redeemable preference shares, or the Preference Shares, to Rand Merchant Bank, or RMB, a division of First Rand Bank Limited. The dividend rate payable is a floating rate that increases from 22% to up to 61% of the prime lending rate quoted by First Rand Bank Limited, or the Prime Rate, over the life of the Preference Shares. In certain circumstances, the dividend rate increases to 61% of the Prime Rate in the event the Preference Shares are redeemed before their scheduled maturity date and the dividend rate is also subject to adjustment in the case of a change in law or regulation. Dividends accrue quarterly and are rolled up until the redemption date. The purpose of the Preference Shares was to refinance existing credit facilities.

On October 10, 2008, $61.0 million of the outstanding Preference Shares were repaid. In addition, a preference dividend of $2.5 million was also paid on the same date. On December 15, 2010, Gold Fields declared and paid $19.3 million of the preference dividend. On the same date, the redemption date of January 24, 2011 was extended to September 15, 2011. The Preference Shares were redeemable earlier on a date as agreed between the holder and Gold Fields. On March 31, 2011, Gold Fields redeemed the entire outstanding balance paying $90.0 million, which included a dividend of $1.5 million.

The Preference Shares were guaranteed by Sibanye Gold, Orogen, Newshelf, GF Holdings and GFO.

	December 31, 2012	December 31, 2011
Opening balance	—	91.4
Preference share dividend	—	1.3
Redemptions	—	(90.0)
Other	—	(2.3)
Translation	—	(0.4)

Closing balance	—	—

(d) Scrip loan

On March 26, 2010, GFL Mining Services, or GFLMS, entered into a Scrip Lending agreement with a South African Bank in terms of which GFLMS agreed to lend 3 million of its securities in Mvelaphanda for an initial cash collateral of $19.5 million (R144 million). The market value of the collateral delivered by the bank to GFLMS on each settlement date shall represent not less than the market value of the loaned securities on that date together with a margin of 5% per annum.

The agreement provides for the substantial risks and rewards on ownership inherent in the securities to be retained by GFLMS (i.e. equity price risk) and as a consequence, GFLMS has transferred the legal right to receive cash flows (dividends) on the securities loaned to the bank. The agreement was set to terminate on March 26, 2011. In the event of unbundling of the assets of Mvelaphanda before the termination date, the agreement would terminate within thirty days of unbundling and GFLMS would be entitled to receive the unbunbled assets.

Subsequent to December 31, 2010, Mvelaphanda unbundled certain of its assets and in accordance with the terms of the agreement the loaned unbundled securities were returned and the collateral was repaid on February 28, 2011. A new scrip lending agreement was entered into between the parties with the same terms and conditions as the original agreement whereby GFLMS agreed to lend another three million of its securities in Mvelaphanda for a cash collateral of R127 million ($18.8 million). The loaned securities were returned and the collateral was repaid on April 5, 2011 and the new agreement was cancelled on the same date.

Interest on the cash collateral held was calculated based on one month JIBAR rate and accrued daily and compounded monthly in arrears. The first interest settlement was on June 24, 2010. In terms of the agreement, the next interest payment date was on final settlement of the loan.

	December 31, 2012	December 31, 2011
Opening balance	—	21.4
Interest	—	0.3
Loans advanced	—	18.2
Loans repaid	—	(39.6)
Translation	—	(0.3)

Closing balance	—	—

(e) Non-revolving Senior Secured Term Loan

On September 17, 2010, La Cima entered into a non-revolving senior secured term loan for up to $200.0 million with The Bank of Nova Scotia and Banco de Credito del Peru. The purpose of this facility was to repay the Gold Fields outstanding subordinated loans with its affiliates and to finance its working capital requirements. The loan bears interest at LIBOR plus a margin of 2.00% per annum.

On September 22, 2010, the lenders advanced $200 million to La Cima under this facility. The facility amount is repayble in 20 equal quarterly instalments of $10 million each. During fiscal year ended December 31, 2012, $40 million was repaid (fiscal year ended December 31, 2011 $40 million; six months ended December 31, 2010: $10 million).

The final maturity of this facility is five years from the disbursement date.

The outstanding borrowings under this facility at December 31, 2012 were $110.0 million (December 31, 2011: $150.0 million).

Borrowings under the non-revolving senior secured term loan are secured by first-ranking assignments of all rights, title and interest in all of La Cima’s concentrate sale agreements. In addition, the offshore and onshore collection accounts of La Cima will be subject to an account control agreement and a first ranking charge in favor of the lenders. This facility will be non-recourse to the rest of the Group.

	December 31, 2012	December 31, 2011
Opening balance	150.0	190.0
Loans repaid	(40.0)	(40.0)

Closing balance	110.0	150.0

(f) $1 Billion Notes Issue

On September 30, 2010, Orogen issued $1,000,000,000 4.875% guaranteed notes due October 7, 2020, or the Notes. The payment of all Notes is unconditionally and irrevocably guaranteed by Gold Fields Limited, Sibanye Gold, GFO and GF Holdings, or together, the Guarantors, on joint and several basis. The Notes and guarantees constitute direct, unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively, and rank equally in right of payment amoung themselves and with all other existing and future unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively.

The transaction costs of $13.6 million were deducted from the liability on initial measurement. These costs will unwind over the period of the Notes as an interest expense.

Gold Fields used a portion of the net proceeds of the offering of the Notes to repay certain existing indebtedness of the Group and the balance of the net proceeds for general corporate purposes.

An indemnity agreement (“the Indemnity Agreement”) has been entered into between the Guarantors, pursuant to which the Guarantors (other than Sibanye Gold) hold Sibanye Gold harmless from and against any and all liabilities and expenses which may be incurred by Sibanye Gold under or in connection with the Notes, including any payment obligations by Sibanye Gold to the noteholders or the trustee of the Notes pursuant to the guarantee of the Notes, all on the terms and subject to the conditions contained therein. The Indemnity Agreement will remain in place for as long as Sibanye Gold’s guarantee obligations under the Notes remain in place.

	December 31, 2012	December 31, 2011
Opening balance	987.7	986.6
Unwinding of transaction costs	1.1	1.1

Closing balance	988.8	987.7

(g) $1 billion syndicated revolving credit facility

On June 20, 2011, Sibanye Gold, Orogen and GFO entered into a $1 billion syndicated revolving loan facility with an option to increase the Facility to $1.1 billion within six months from signing date, which option was not exercised. The purpose of the facility is to refinance an existing facility, for general corporate purposes and working capital. The final maturity date of this facility is June 20, 2016.

The facility bears interest at LIBOR plus a margin of 1.20% per annum. Where the utilization under the facility is greater than 33 1/3% and less than or equal to 66 2/3%, a utilization fee of 0.20% per annum will be payable on the amount of utilizations. Where the utilization under the facility is greater than 66 2/3%, a utilization fee of 0.40% per annum will be payable on the amount of utilizations. Such utilization fee is payable quarterly in arrears. The borrowers are required to pay a quarterly commitment fee of 0.42% per annum.

On June 22, 2011, Orogen drew down $450.0 million under this facility to partially fund the acquisition of IAMGold’s 18.9% stake in the Ghanaian operations. On August 22, 2011 and September 22, 2011, Orogen repaid $75.0 million and $105.0 million, respectively under this facility. On November 16, 2011, Orogen drew down $33.0 million which was repaid on December 19, 2011. In addition, Orogen repaid $50.0 million on December 23, 2011 under this facility.

On March 15, 2012, Orogen drew down $110.0 million to fund the third payment to exercise the Group’s 40% option in the FSE project. On April 16, 2012, Orogen drew down $556.0 million of which $500.0 million was used to refinance the Split-tenor revolving credit facility. On April 23, 2012, Orogen repaid $220.0 million under this facility which was partially funded by drawing down $194.0 million under the $500 million syndicated revolving credit facility.

The outstanding borrowings under this facility at December 31, 2012 were $666.0 million (December 31, 2011: $220.0 million).

Borrowings under the syndicated revolving loan facility are guaranteed by Gold Fields, Sibanye Gold, GF Holdings, Orogen, Newshelf and GFO.

Subsequent to year end, on February 15, 2013, this facility was refinanced by drawing down under the $1,440 million term loan and revolving credit facility as detailed in (j). The facility was also cancelled on February 15, 2013.

	December 31, 2012	December 31, 2011
Opening balance	220.0	—
Loans advanced	666.0	483.0
Repayments	(220.0)	(263.0)
Translation	—	—

Closing balance	666.0	220.0

(h) $60 million senior secured revolving credit facility

On December 22, 2010, GF Ghana and Abosso entered into a $60 million reducing senior secured revolving credit facility, which became available on February 21, 2011. The available facility amount reduces annually on each anniversary date from $60 million to $43 million to $35 million in the last and final year with the final maturity date being February 21, 2014. The purpose of this facility is for general corporate purposes, working capital purposes and/or capital expenditure purposes, including the purchase of a yellow vehicle fleet.

The loan bears interest at LIBOR plus a margin of 2.85% per annum. The borrowers are required to pay a quarterly commitment fee of 1.30% per annum.

Borrowings under the facility are guaranteed by GF Ghana and Abosso and further secured by the registration of security over certain fleet vehicles owned by GF Ghana and Abosso, or the Secured Assets. In addition, the lenders are noted as first loss payees under the insurance contracts in respect of the Secured Assets and are assigned the rights under the maintenance contracts between certain suppliers of the Secured Assets. This facility is non-recourse to the rest of the Group. On February 25, 2011, Abosso drew down $20.0 million under this facility and subsequently repaid the full loan on various dates of which the last payment was on July 26, 2011. On November 28, 2011, GF Ghana drew down $50.0 million.

On January 30, 2012, GF Ghana repaid $7.0 million in advance of the first anniversary date of the facility. During February 2012 and March 2012, GF Ghana repaid $16.0 million and on May 1, 2012 repaid an additional $7.0 million. On various dates during April 2012 Abosso drew down $15.0 million under the facility. On May 1, 2012 Abosso drew down an additional $8.0 million under the facility. On August 1, 2012, GF Ghana repaid $20 million and Abosso repaid $23 million bringing the balance outstanding under the facility to nil.

The outstanding borrowings for GF Ghana on December 31, 2012 were $nil million (December 31, 2011 were $50.0 million).

	December 31, 2012	December 31, 2011
Opening balance	50.0	—
Loans advanced	23.0	70.0
Repayments	(73.0)	(20.0)

Balance at close	—	50.0

(i) Domestic Medium Term Notes Progam

On April 6, 2009, Gold Fields established a R10 billion domestic medium term notes program, or the Program, in terms of which Gold Fields may, from time to time, issue notes denominated in any currency. The notes will not be subject to any minimum and maximum maturity and the maximum aggregate nominal outstanding amount of all notes will not exceed R10 billion. The Program has been registered with the bond market of the JSE Limited, or the JSE, and the notes issued can be listed on the JSE or not.

On December 31, 2010, $108.9 million of listed notes were outstanding. Gold Fields settled the last listed maturing notes of $105.3 million in the year ended December 31, 2011. No notes were issued during the years ended December 31, 2012 and 2011.

Notes under the programme were guaranteed by Sibanye Gold, GF Holdings, Orogen and GFO.

The Programme was deregistered on December 14, 2012.

	December 31, 2012	December 31, 2011
Opening balance	—	108.9
Settlements	—	(105.3)
Translation	—	(3.6)

Balance at close	—	—

(j) Other loans

	December 31, 2012	December 31, 2011

Opening balance	—	—
Loans advanced	518.0	56.7
Loans repaid	(2.9)	(56.7)
Translation	(22.7)	—

Closing balance	492.4	—

Short-term credit facilities: The Group utilized uncommitted loan facilities from some of the major banks to fund the capital expenditure and working capital requirements of the South African operations. The total draw downs were $152.0 million in fiscal year ended December 31, 2012 (fiscal year ended December 31, 2011: $56.7 million; six months ended December 31, 2010: $39.4 million). Total repayments were $2.9 million in fiscal year ended December 31, 2012 (fiscal year ended December 31, 2011: $56.7 million; six months ended December 31, 2010: $41.9 million).

These facilities have no fixed terms, are short-term in nature and interest rates are market related. Borrowings under these facilities are guaranteed by Gold Fields.

The outstanding borrowings of Sibanye Gold under these facilities at December 31, 2012 were $142.4 million (R1,220 million) and at December 31, 2011: $nil.

Subsequent to year end, on February 18, 2013, these facilities were refinanced by drawing down under the Rand bridge loan facilities as detailed below.

$450 million syndicated revolving credit facility: On May 12, 2010, Sibanye Gold, Orogen and GFO entered into a $450 million syndicated revolving loan facility with an option to increase the facility to $550 million within six months from signing date. The option to increase the facility to $550 million was not exercised. The purpose of the facilities was to refinance existing facilities, for general corporate purposes and working capital.

The facility bore interest at LIBOR plus a margin of 1.75% per annum. Where the utilization under the facility was equal to or greater than 50%, a utilization fee of 0.25% per annum would be payable on the amount of utilizations. Such utilization fee was payable quarterly in arrears. The borrowers were required to pay a quarterly commitment fee of 0.70% per annum.

Borrowings under these facilities were guaranteed by Gold Fields, GF Holdings, GFO, Orogen, Newshelf and Sibanye Gold.

This facility was unutilized at December 31, 2010. The final maturity of this facility was September 30, 2013. The facility was cancelled and replaced on June 22, 2011 with the new U.S.$1 billion revolving credit facility.

R3.5 billion long-term revolving credit facilities: Sibanye Gold and GFO (collectively “the borrowers”) entered into various revolving credit facilities with some of the major banks with tenors between three and five years. The purpose of the facilities was to finance capital expenditure, general corporate and working capital requirements and to refinance existing borrowings. The borrowers were required to pay a commitment fee of between 0.65% and 0.90% per annum on the undrawn and uncancelled amounts of the facilities, calculated and payable either quarterly or semi-annually in arrears.

In summary the facilities are:

- a R1.0 billion ($116.7 million) revolving credit facility entered into on December 9, 2009 and maturing June 30, 2013 at JIBAR plus 3.00%;

- a R500 million ($58.3 million ) revolving credit facility entered into on March 8, 2010 and maturing March 10, 2013 at JIBAR plus 2.85%;

- a R1.5 billion ($175.0 million) revolving credit facility entered into on May 6, 2009 and maturing June 10, 2014 at JIBAR plus 2.95%. This facility was cancelled and replaced with a new R2 .0 billion ($233.4 million) revolving credit facility on December 19, 2011; and

- a R2.0 billion ($233.4 million) revolving credit facility entered into on December 19, 2011 and maturing on December 17, 2016 at JIBAR plus 1.95%.

These facilities were unutilised during the year ended 31 December 2011.

On various dates during 2012, Sibanye Gold drew down R2.0 billion ($249.4 million) under the R2.0 billion revolving credit facility. On October 24, 2012, Sibanye Gold drew down R500.0 million ($58.3 million) under the R500.0 million revolving credit facility. On November 16, 2012, Sibanye Gold drew down a further R500.0 million ($58.3 million) under the R1.0 billion revolving credit facility.

The outstanding borrowings of Sibanye Gold under these facilities at December 31, 2012 were R3.0 billion (US$350.0 million) and at December 31, 2011: Rnil (US$nil).

Borrowings under these facilities were guaranteed by Gold Fields, GF Holdings, GFO, Orogen, Newshelf and Sibanye Gold.

Subsequent to year end, on February 18, 2013, these facilities were refinanced by drawing down under the Rand bridge loan facilities as detailed below. These facilities were also cancelled on February 18, 2013.

$1,440 million term loan and revolving credit facility : On November 28, 2012, Orogen, GFO and GFI Joint Venture Holdings (Pty) Limited (“GFIJVH”) (collectively “the Borrowers”) entered into a US$900 million term loan and revolving credit facility (“the US$900 million facility”). The $900 million facility comprises a $450 million three-year term loan tranche (“Facility A”) and a $450 million five-year revolving tranche (“Facility B”). In addition to the $900 million facility, Orogen, GFO and GFIJVH entered into a $600 million bridge loan to bond issue facility (“the US$ bridge facility”). The US$ bridge facility had a 21-month maturity.

The purpose of the $900 million facility is to refinance the existing $1 billion syndicated revolving credit facility and the $500 million syndicated revolving credit facility on the unbundling of Sibanye Gold in February 2013 and for general corporate and working capital purposes. The final maturity dates of Facility A and Facility B are November 28, 2015 and November 28, 2017, respectively, with the $ bridge facility maturing on August 28, 2014.

Subsequent to entering into the $900 million facility, the facility was syndicated to a wider bank group and received an oversubscription which allowed the Borrowers to increase the facility amount to $1,440 million on January 30, 2013 (“the $1,440 million facility). Accordingly, the amounts of Facility A and Facility B both increased to $720 million. As a result of this oversubscription, the Borrowers cancelled the $ bridge facility on January 30, 2013.

Borrowings under Facility A bear interest at LIBOR plus an initial margin of 2.45% per annum while borrowings under Facility B bear interest at LIBOR plus an initial margin of 2.25% per annum. The initial margins detailed above are based on the current long term credit rating assigned to Gold Fields and could either increase or decrease depending on the changes in the long term credit rating of Gold Fields.

Where the utilization under Facility B is less than or equal to 33 1/3%, a utilization fee of 0.20% per annum will be payable on the amount of utilizations. Where the utilization under Facility B is greater than 33 1/3% and less than or equal to 66 2/3%, a utilization fee of 0.40% per annum will be payable on the amount of utilizations. Where the utilization under Facility B is greater than 66 2/3%, a utilization fee of 0.60% per annum will be payable on the amount of utilizations. Such utilization fee is payable quarterly in arrears. The borrowers are required to pay a quarterly commitment fee of 0.90% per annum under Facility B.

The facility was undrawn at December 31, 2012.

Subsequent to year end, on February 15, 2013, the $1 billion and the $500 million syndicated revolving credit facilities were refinanced by drawing down under this facility.

Borrowings under the $1,440 million facility are guaranteed by Gold Fields, GF Holdings, Orogen, GFO and GFIJVH.

Rand bridge loan facilities: On November 28, 2012, Sibanye Gold entered into a R6.0 billion ($700.1 million) term loan and revolving credit facilities reducing to R5.0 billion ($583.4 million) as detailed below. The facilities comprise of a R2.0 billion ($233.4 million) revolving credit facility and a R4.0 billion ($466.7 million) term loan facility. The available revolving credit facility amount will reduce from R2.0 billion ($233.4 million) to R1.5 billion ($175.0 million) on the earliest of the date on which Sibanye Gold’s Board of Directors declares a final dividend in respect of the financial year ending December 2013 or the first anniversary of the Spin-Off (February 18, 2014). Similarly, the term loan facility amount will reduce from R4.0 billion ($466.7 million) to R3.5 billion ($408.4 million) on the earliest of the date on which Sibanye Gold’s Board of Directors declares a final dividend in respect of the financial year ending December 2013 or the first anniversary of the Spin-Off. The final maturity date of the facilities is 18 months after the Spin-Off (August 18, 2014).

The purpose of the Rand bridge loan facilities is to refinance Sibanye Gold’s debt as detailed above under the other rand long-term revolving credit facilities and the other rand short-term credit facilities on Spin-Off, with the balance of the Rand bridge loan facilities to be used to fund Sibanye Gold’s ongoing capital expenditure, working capital and general corporate expenditure requirements.

Sibanye Gold will cede all of its rights, title and interest in and to the Indemnity Agreement in favour of the lenders of the Rand bridge loan facility, jointly and severally, as security for its obligations under the facilities. Sibanye Gold must lodge and register a security package for its obligations under the facilities within six months from the Spin-Off if it is not released as a guarantor under the Notes (refer note 14(f)) at such point in time. The Indemnity Agreement is discussed in note 14(f).

The Rand bridge loan facilities bear interest at JIBAR plus a margin of 3.00% per annum for 12 months after the Spin-Off and 3.50% per annum for the last six months of the facilities. If Sibanye Gold is not released as a guarantor under the Notes within six months from Spin-Off, the margin will increase to 3.25% per annum for the six to 12 months period after Spin-Off and 3.75% per annum for the last six months of the facilities. Sibanye Gold is required to pay a quarterly commitment fee of 35% of the applicable margin per annum calculated on the undrawn portion of the facilities.

The facilities were undrawn at December 31, 2012.

Subsequent to year end, on February 18, 2013, the rand revolving credit facilities and the short-term rand credit facilities were refinanced by drawing down under these facilities.

R1,500 million Nedbank Revolving Credit Facility: On March 1, 2013, Nedbank, GFIJVH and GFO entered into a R1,500 million Revolving Credit Facility. The purpose of the facility is to fund Gold Fields’ capital expenditure and general corporate and working capital requirements. The final maturity date of this facility is March 7, 2018.

The facility bears interest at JIBAR plus a margin of 2.50% per annum. The borrowers are required to pay a commitment fee of 0.85% per annum every six months.

On March 8, 2013, each of GFO and GFIJVH drew down R350.0 million under this facility.

Borrowings under the facility are guaranteed by Gold Fields, GFO, GFH, Orogen and GFIJVH.

Debt maturity ladder

The combined aggregate maturities of short and long-term loans for each of the next five years at December 31, 2012 is tabulated below:

Maturity	December 31, 2012	December 31, 2011
1 year	40.0	547.0
2 years	532.4	48.0
3 years	750.0	75.0
4 years	50.0	30.0
5 years and thereafter	1,000.0	1,207.7

	2,372.4	1,907.7

At December 31, 2012, the Group was in compliance with its debt covenants.

$142.4 has been reclassified to long-term, even though they are considered short-term under the Short-term Rand facilities (j) as the Group refinanced these facilities as detailed in the Rand bridge loan facilities on February 18, 2013.

Provision For Environmental Rehabilitation	12 Months Ended
Dec. 31, 2012
Provision For Environmental Rehabilitation
15.	PROVISION FOR ENVIRONMENTAL REHABILITATION

The Group has made, and expects to make in the future, expenditures to comply with environmental laws and regulations, but cannot predict the full amount of such future expenditures. Estimated future reclamation costs are based principally on legal and regulatory requirements. The following is a reconciliation of the total liability for environmental rehabilitation:

	December 31, 2012	December 31, 2011
Provision for environmental rehabilitation
Opening balance	336.9	324.4
Addition to liabilities	18.1	18.7
Liabilities settled	(2.7)	(1.7)
Accretion of liability	28.2	24.9
Foreign currency translation adjustment	(6.9)	(29.4)

Balance at close	373.6	336.9

The Group intends to finance the ultimate rehabilitation costs of the South African operations from the monies invested with the environmental trust fund (see Note 12(b)) and ongoing contributions, as well as the proceeds of the sale of assets and gold from plant clean-up at the time of mine closure.

Provision For Post-Retirement Health Care Costs	12 Months Ended
Dec. 31, 2012
Provision For Post-Retirement Health Care Costs
16.	PROVISION FOR POST-RETIREMENT HEALTH CARE COSTS

	December 31, 2012	December 31, 2011
Gold Fields Group (excluding South Deep) accrued post-retirement health care costs (a)	2.1	2.1
South Deep accrued post-retirement health care costs (b)	—	—

Gold Fields Group accrued post-retirement health care costs	2.1	2.1

The Group is exposed to obligations for post-retirement health care costs under the Group health care scheme. In the case of the South Deep health care scheme, the exposure was up to December 31, 2011.

(a)	Group (excluding South Deep) accrued post-retirement health care costs

The Group has certain liabilities to subsidize the contributions payable by certain pensioners and dependants of ex-employees on a pay-as-you-go basis. The Group’s contributions to these schemes on behalf of current and retired employees amounted to $0.1 million in fiscal 2012 (fiscal year ended December 31, 2011: $0.2 million; six months ended December 31, 2010: $0.5 million, fiscal year ended June 30, 2010: $0.2 million). The obligation has been actuarially valued at December 31, 2012 and the outstanding contributions will be funded over the lifetime of these pensioners and dependants.

The following table sets forth the funded status and amounts recognized by the Group (excluding South Deep) for post-retirement health care costs:

	December 31, 2012	December 31, 2011
Actuarial present value	2.1	2.1
Plan assets at fair value	—	—

Accumulated benefit obligation in excess of plan assets	2.1	2.1
Prior service costs	—	—
Unrecognized net (gain)/loss	—	—

Post-retirement health care liability	2.1	2.1

The following is a reconciliation of the benefit obligation:
Balance at beginning of year	2.1	2.6
Service costs	0.2	0.1
Contributions paid	(0.1)	(0.2)
Foreign currency translation adjustment	(0.1)	(0.4)

Balance at end of year	2.1	2.1

The obligation has been valued using the projected unit credit funding method on past service liabilities. The valuation assumes a health care cost inflation rate of 7.5% per annum (December 31, 2011: 8.0%) and a discount rate of 8.0% per annum (December 31, 2011: 8.75%).

	December 31, 2012	December 31, 2011	December 31, 2010	June 30, 2010
The net periodic benefit cost is explained as follows:
Service costs	0.2	0.1	(0.1)	0.9

Net periodic benefit cost	0.2	0.1	(0.1)	0.9

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point increase in assumed health care cost trend rates would have increased the aggregate of service and interest cost for the fiscal ended December 31, 2012 by $0.02 million (fiscal year ended December 31, 2011: $0.03 million; six months ended December 31, 2010: $0.01 million, fiscal year ended June 30, 2010: $0.1 million). The effect of this change on the accumulated post-retirement health care benefit obligation at December 31, 2012 would be an increase of $0.2 million (fiscal year ended December 31, 2011: $0.2 million). A one percentage point decrease in assumed health care cost trend rates would have decreased the aggregate of service and interest cost for the fiscal year ended December 31, 2012 by $0.01 million (fiscal year ended December 31, 2011: $0.01 million; six months ended December 31, 2010: $0.01 million, fiscal year ended June 30, 2010: $0.01 million). The effect of this change on the accumulated post-retirement health care benefit obligation at December 31, 2012 would be a decrease of $0.2 million (fiscal year ended December 31, 2011: $0.2 million).

(b)	South Deep accrued post-retirement health care costs

As part of the acquisition of South Deep, the post-retirement health care cost liability was assumed. The Group has certain liabilities to provide fixed monthly post-retirement medical benefits to certain pensioners and dependents of ex-employees. The Group’s contributions to these schemes on behalf of current and retired employees amounted to $nil million (fiscal year ended December 31, 2011: $0.1 million; six months ended December 31, 2010: $0.1 million; fiscal year ended June 30, 2010: $0.1 million). The obligation was actuarially valued at December 31, 2011 and the outstanding contributions were funded until December 31, 2011, when the obligation was extinguished.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans
17.	EMPLOYEE BENEFIT PLANS

Retirement benefits

Contributions to the various retirement schemes are fully expensed during the year in which they are incurred. The cost of providing retirement benefits for the Company’s defined contribution plans for the fiscal year ended December 31, 2012 is $92.8 million (fiscal year ended December 31, 2011: $87.8 million; six months ended December 31, 2010: $43.0 million; fiscal year ended June 30, 2010: $76.0 million).

Share option schemes

The Company currently maintains the Gold Fields Limited 2012 Share Plan. The Company also maintains prior stock plans (the Gold Fields Limited 2005 Share Plan, the Gold Fields Limited 2005 Non-Executive Share Plan, the GF Management Incentive Scheme and the GF Non-Executive Director Share Plan), but no longer grants awards under these plans. The details of these Plans are discussed below.

The charge for share-based compensation has been recognized in the statement of operations under the captions production costs, corporate expenditure, exploration expenditure and other expenses. The cost for fiscal year ended December 31, 2012 is $77.7 million (fiscal year ended December 31, 2011: $66.4 million; six months ended December 31, 2010: $27.0 million and fiscal year ended June 30, 2010: $53.9 million).

The Gold Fields Limited 2012 Share Plan: At the annual general meeting on 14 May 2012 shareholders approved the adoption of the Gold Fields Limited 2012 Share Plan to replace the Gold Fields Limited 2005 Share Plan. The plan provides for two methods of participation, namely the Performance Share Method (“PS”) and the Bonus Share Method (“BS”). This plan seeks to attract, retain, motivate and reward participating employees on a basis which seeks to align the interests of such employees with those of the Company’s shareholders.

The salient features of the plan are:

- PS are offered to participants annually in March. Quarterly allocations of PS are also made in June, September and December on a pro-rata basis to qualifying new employees. PS are performance-related shares, granted at zero cost (the shares are granted in exchange for the rendering of service by participants to the Company during the three-year restricted period prior to the share vesting period);

- based on the rules of the plan, the actual number of PS which would be settled to a participant three years after the original award date is determined by the company’s performance measured against the performance of seven other major gold mining companies (“the peer group”) based on the relative change in the Gold Fields share price compared to the basket of respective US Dollar share prices of the peer group. Furthermore, for PS awards to be settled to members of the Executive Committee, an internal company performance target is required to be met before the external relative measure is applied. The internal target performance criterion has been set at 85% of the company’s planned gold production over the three-year measurement period as set out in the business plans of the company approved by the Board. In the event that the internal target performance criterion is met the full initial target award shall be settled on the settlement date. In addition, the Remuneration Committee has determined that the number of PS to be settled may be increased by up to 200% of the number of the initial target PS conditionally awarded, depending on the performance of the company relative to the performance of the peer group, based on the relative change in the Gold Fields share price compared to the basket of respective US Dollar share prices of the peer group;

- the performance of the Company that will result in the settlement of shares is to be measured by the Company’s share price performance relative to the share price performance of a peer group of gold mining companies, over the three year period;

- BS are offered to participants annually in March; and

- based on the rules of the plan, the actual number of BS which would be settled to a participant in two equal tranches over a 9-month and an 18-month period after the original award date is determined by the employee’s annual cash bonus calculated with reference to actual performance against predetermined targets for the financial year ended immediately preceding the award date.

Details of the Performance shares and Bonus shares granted under this Plan are as follows:

	Number of Performance shares	Number of Bonus shares
Outstanding at December 31, 2011	—	—
Granted during the year	4,511,700	1,368,423
Exercised and released	—	(528,392)
Forfeited	(249,530)	(47,655)

Outstanding at December 31, 2012	4,262,170	792,376

None of the options above have vested at year end.

The Group uses the Monte-Carlo Simulation to value the Performance Shares. The inputs to the model for awards granted during the period were as follows:

2012
Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	36.4%
Expected term (years)	3.00
Historical dividend yield	1.60%
Weighted average three year risk free interest rate (based on US interest rates)	0.70%
Weighted average fair value - Rand	R 162.14

A future trading model is used to estimate the loss in value to the holders of Bonus Shares due to trading restrictions. The actual valuation is developed using a Monte-Carlo analysis of the future share price of Gold Fields:

Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	29.4%
Expected term (months)	9 - 18
Historical dividend yield	2.70%
Weighted average three year risk free interest rate (based on SA interest rates)	5.50%
Marketability discount	1.6%
Weighted average fair value - Rand	R 115.61

A marketability discount is applied to the bonus shares valuation as the shares are granted upfront.

The Gold Fields Limited 2005 Share Plan: At Gold Fields’ annual general meeting held on November 17, 2005, the shareholders approved The Gold Fields Limited 2005 Share Plan, or the 2005 Plan, under which employees, including executive directors, would be compensated going forward.

The 2005 Plan provided for two types of awards: performance vesting restricted shares, or PVRS, and performance allocated share appreciation rights, or SARS. The PVRS will only be released to participants and the SARS will vest three years after the date of the award and/or allocation of such shares. However, in respect of the PVRS, Company performance criteria need to be met in respect of awards to executives. The size of the initial allocation of SARS and PVRS was dependent on the performance of the participant at the time of allocation. The allocations under The 2005 Plan were usually made annually in March.

No further allocations of options under this plan are being made in view of the introduction of the Gold Fields Limited 2012 Share Plan (see above) and the plan will be closed once all options have been exercised or forfeited. Currently the last date of expiry of SARS is December 1, 2017.

Details of the PVRS and SARS granted under this Plan are as follows:

	Number of PVRS	Number of SARS	Average price
			Rand	$
Outstanding at June 30, 2009	6,831,964	4,609,626	111.50	13.83
Granted during the year	3,177,552	1,564,217	90.84	11.98
Exercised and released	(341,309)	—	—	—
Forfeited	(619,793)	(513,571)	109.40	14.43
Conditions for vesting not met	(609,751)	—	—	—

Outstanding at June 30, 2010	8,438,663	5,660,272	106.00	14.00
Granted during the period	381,115	307,070	103.66	14.52
Exercised and released	(355,779)	(13,329)	103.07	14.44
Forfeited	(753,918)	(683,416)	104.01	14.57
Conditions for vesting not met	(60,000)	—	—	—

Outstanding at December 31, 2010	7,650,081	5,270,597	105.53	15.63
Granted during the period	3,165,342	1,638,484	119.17	16.51
Exercised and released	(2,559,552)	(1,247,317)	111.06	15.38
Forfeited	(886,759)	(631,621)	110.69	15.33

Outstanding at December 31, 2011	7,369,112	5,030,143	107.91	13.27
Exercised and released	(1,798,082)	(259,455)	106.36	12.99
Forfeited	(584,814)	(451,779)	117.14	14.30

Outstanding at December 31, 2012	4,986,216	4,318,909	107.37	12.53

In terms of the 2005 Plan rules, PVRS are granted for no consideration, vest after three years from grant date and do not expire. None of the PVRS granted during fiscal year ended December 31, 2011 and the six months ended December 31, 2010 were exercisable on December 31, 2012.

At the time the 2005 Plan was first implemented, the release of PVRS was subject to, among other things, the Group’s relative performance on the Philadelphia XAU Index, or the XAU Index. In fiscal year ended June 30, 2008, it became evident that the XAU Index was not representative of Gold Fields’ peer competitors, as some of the companies in the XAU Index are not pure gold mining companies. Furthermore, since the selection of the XAU Index as a benchmark, a number of relatively small gold producers have been included in the XAU Index and again these cannot be regarded as representative of Gold Fields’ peer competitors. Accordingly instead of using the XAU Index, Gold Fields’ performance is therefore measured against only five gold mining companies whom it believes can be regarded as its peer competitors.

During the year ended December 31, 2012, some share appreciation rights’ expiry dates were extended to enable participants who were disadvantaged due to the closed period to be placed in an equitable position. The incremental fair value of the modifications were $nil. No share options were extended during the year ended December 31, 2011.

The following executive directors were affected by the modification:

	Number of options	Average instrument price (cps) R	Average instrument price (cps) $	Contractual life extended by (years)
NJ Holland	49,000	109.66	12.80	0.06
PA Schmidt	43,310	108.67	12.68	0.06

In terms of the 2005 Plan rules, SARS currently expire no later than six years from the grant date and vest three years after grant date. No SARS granted during the fiscal year ended December 31, 2011 and the six months ended December 31, 2010 were exercisable on December 31, 2012. The average exercise price for SARS outstanding at December 31, 2012 was R107.37 ($12.53).

The following tables summarize information relating to the options outstanding at December 31, 2012.

	Outstanding options
	Price range		Number of options	Contractual life	Weighted average exercise price
	Rand	$		(in years)	Rand	$
Range of prices	60.00 - 84.99	7.00 - 9.92	3,400	1.95	69.48	8.11
	85.00 - 109.99	9.93 - 12.83	2,625,234	2.52	99.45	11.60
	110.00 - 134.99	12.84 - 15.75	1,652,471	3.72	119.65	13.96
	135.00 - 159.99	15.76 - 18.67	37,804	5.01	136.29	15.90

Total			4,318,909	3.00	107.48	12.53

The PVRS have not been included in the table above as they do not have an expiry date and are granted for no consideration.

GF Management Incentive Scheme: Prior to approval of The 2005 Plan, share options were available to executive officers and other employees, as determined by the Board of Directors under The GF Management Incentive Scheme. Options to purchase a total of 75,500 ordinary shares were outstanding under The GF Management Incentive Scheme as of December 31, 2012, none of which were held by the executive directors of Gold Fields. The exercise prices of all outstanding options range between Rand 63.65 and Rand 140.66 per ordinary share and they expire between December 21, 2012 and July 2, 2013. The exercise price of each ordinary share which is the subject of an option is the weighted average price of the ordinary shares on the JSE on the day immediately preceding the date on which the Board of Directors resolved to grant the option.

Each option may normally only be exercised by a participant on the following bases: (1) after two years have elapsed from the date on which the option was accepted by the participant, in respect of not more than one-third of the ordinary shares which are the subject of that option; (2) after three years have elapsed from the date on which the option was accepted by the participant, in respect of not more than a further one-third (representing two-thirds cumulatively) of the ordinary shares which are the subject of that option; and (3) after four years have elapsed from the date on which the option was accepted by the participant, in respect of all the ordinary shares which are the subject of that option, subject to revision by the Board of Directors. For so long as a person continues to work for Gold Fields, options lapse seven years after the date of acceptance of the option by the participant. Options vest as soon as they are exercisable, and employees who leave Gold Fields have one year following their departure to exercise options which have vested. Options which are not yet exercisable are forfeited upon leaving employment, subject to exceptions relating to changes in control of Gold Fields and no fault termination of service as part of organizational restructuring.

The share option scheme may be amended from time to time by the Board of Directors and the trustees of the scheme in any respect (except in relation to amendments affecting: (1) the eligibility of participants under the scheme; (2) the formula for calculating the total number of ordinary shares which may be issued under the scheme; (3) the maximum number of options which may be acquired by any participant; (4) the option price formula; and (5) the voting, dividend and transfer rights attaching to options, which may only be amended through approval in a general meeting), provided that no such amendment shall operate to affect the vested rights of any participant.

The first allocations were made under The 2005 Plan in March 2006 and no further allocations will be made under The GF Management Incentive Scheme from that date. A total of 5% of the Company’s issued ordinary share capital, being 35,309,563 shares as of December 31, 2012, is reserved for issuance under all the prevailing share schemes described above. This percentage may only be amended with the approval of shareholders in general meeting and the JSE.

For the convenience of the reader, the Rand amounts have been converted to U.S. dollars at the balance sheet rates for the respective fiscal years.

Details of the options granted under the GF Management Incentive Scheme are as follows:

	Number of Options	Average option price
		Rand	$
Outstanding at June 30, 2009	2,304,421	77.20	9.58
Exercised and released	(778,172)	74.62	9.84
Forfeited	(173,616)	97.01	12.80

Outstanding at June 30, 2010	1,352,633	76.15	10.06
Exercised and released	(348,430)	75.40	10.56
Forfeited	(27,670)	96.06	13.45

Outstanding at December 31, 2010	976,533	75.85	11.24
Exercised and released	(614,340)	72.33	10.02
Forfeited	(50,968)	118.63	16.43

Outstanding at December 31, 2011	311,225	73.48	9.04
Exercised and released	(204,570)	68.60	8.38
Forfeited	(31,155)	73.91	9.02

Outstanding at December 31, 2012	75,500	86.51	10.09

In terms of the GF Management Incentive Scheme rules, options currently expire no later than seven years from the grant date and vest as follows: upon the second anniversary of the grant date, a third of the total option grant vests, and then annually upon future anniversaries of the grant date, a further third of the total option grant vests. Proceeds received by the Company from the exercise of options are credited to common stock and additional paid-in capital. All of the outstanding options under this Scheme have vested and are therefore exercisable. The range of exercise prices for options outstanding at December 31, 2012 was R63.65 to R140.66. The range of exercise prices for options is wide primarily due to the fluctuation of the price of the Company’s stock over the period of the grants.

No further allocations are being made under the GF Management Incentive Scheme in view of the Gold Fields Limited 2005 Share Plan. However, during the six months ended December 31, 2010 and fiscal years ended December 31, 2012 and June 30, 2010 some share option expiry dates were extended to enable participants who were disadvantaged due to closed periods to be placed in an equitable position. The incremental fair value of the modification was accounted for in each respective period.

The following tables summarize information relating to the options outstanding at December 31, 2012:

			Outstanding and exercisable options
			Number of options	Contractual life (in years)	Weighted average exercise price
	Rand	$			Rand	$
Range of prices	60.00 - 84.99	7.00 - 9.92	34,500	0.36	66.07	7.71
	85.00 - 109.99	9.93 - 12.83	21,800	0.53	89.80	10.48
	110.00 - 134.99	12.84 - 15.75	14,000	0.04	111.66	13.03
	135.00 - 159.99	15.76 - 18.67	5,200	0.17	140.66	16.41

Total			75,500	0.33	86.51	10.09

These options will expire if not exercised at specific dates ranging from December 21, 2012 to July 2, 2013. Market prices of shares for which options were exercised during the fiscal year ended December 31, 2012 ranged from R97.00 to R127.80.

The Gold Fields Limited 2005 Non-Executive Director Share Plan: At Gold Fields’ annual general meeting held on November 17, 2005, the shareholders approved The Gold Fields Limited 2005 Non-Executive Share Plan, or The 2005 Non-Executive Plan. Participants in The 2005 Non-Executive Plan are non-executive directors of Gold Fields who are not members of the Non-Executive Directors Remuneration Committee, which is a committee comprising external independent remuneration advisors. The Plan provides for the release of restricted shares awarded to the non-executive directors three years after the date of the award, provided that the non-executive director is not removed, disqualified or forced to resign from the Board of Directors during that period. No consideration is payable for the grant of an award of restricted shares.

Consistent with the King III Report on Corporate Governance and the JSE Listings Requirements, the Board recommended to the shareholders that the practice of awarding of rights under the Gold Fields Limited 2005 Non-executive Share Plan Scheme be immediately discontinued. Allocations awarded before April 1, 2010 vested according to the rules of the plan. The last vesting took place in November 2012 and the scheme will be closed.

Details of the restricted shares granted under this Plan are as follows:

No. of restricted shares
Outstanding at June 30, 2009	100,200
Granted during the year	47,300
Exercised and released	(11,622)

Outstanding at June 30, 2010	135,878
Exercised and released	(37,000)

Outstanding at December 31, 2010	98,878
Exercised and released	(56,978)

Outstanding at December 31, 2011	41,900
Exercised and released	(29,600)

Outstanding at December 31, 2012	12,300

The restricted shares have not been split per range as they do not have an expiry date and are granted for no consideration.

During fiscal 2008, the terms of the restricted shares granted to non-executive directors were modified in the same way as the PVRS granted under the Gold Fields Limited 2005 Share Plan. The incremental fair value resulting from the modification amounted to $0.5 million and was expensed over the remaining life of the restricted shares.

The GF Non-Executive Director Share Plan: Prior to the approval of The 2005 Non-Executive Plan, share options were available to non-executive directors selected by the Non-Executive Directors Remuneration Committee. No member of the Non-Executive Directors Remuneration Committee could be a participant in The GF Non-Executive Director Share Plan. The GF Non-Executive Director Share Plan was adopted at the annual general meeting of shareholders on October 31, 2001. The exercise price of each ordinary share which is the subject of an option is the weighted average price of the ordinary shares on the JSE on the day immediately preceding the date on which the Non-Executive Directors Remuneration Committee resolves to grant the option.

Under The GF Non-Executive Director Share Plan, all options granted may only be exercised no less than 12 months and no more than five years after the date on which the option was accepted by the participant.

If an option holder ceases to hold office for any reason, he will be entitled within 30 days to exercise share options which he was entitled to exercise immediately prior to his ceasing to hold office, failing which the options shall automatically lapse. The share option plan may be amended from time to time by the Non-Executive Directors Remuneration Committee in any respect, except in relation to: (1) the eligibility of participants under the plan; (2) the formula for calculating the total number of ordinary shares which may be acquired pursuant to the plan; (3) the maximum number of options which may be acquired by any participant; (4) the price payable by participants; and (5) the voting, dividend and transfer rights attaching to options, which may only be amended through approval by the shareholders in a general meeting and by the JSE.

There were no outstanding options granted under this plan at December 31, 2011 and 2012.

Following the approval of The 2005 Non-Executive Plan at the Annual General Meeting held on November 17, 2005 and the approval of the first allocations under that Plan at that meeting, no further allocations will be made under The GF Non-Executive Director Share Plan.

The following tables summarize information relating to the options outstanding at December 31, 2011 and 2012. For the convenience of the reader, the Rand amounts have been converted to U.S. dollars at the balance sheet rates for the respective fiscal years.

Details of the Plan are as follows:

	Number of Options	Average option price
		Rand	$
Outstanding as of June 30, 2009	81,700	88.54	10.99

Outstanding as of June 30, 2010	81,700	88.54	11.70
Exercised and released	(20,000)	78.49	10.99
Forfeited	(25,000)	110.03	15.41

Outstanding as of December 31, 2010	36,700	79.37	11.76
Exercised and released	(36,700)	79.37	10.99

Outstanding as of December 31, 2011 and 2012	—	—	—

There were no options outstanding under the GF Non-Executive Director Share Plan as of December 31, 2011 and 2012.

The compensation cost related to awards not yet recognized in the statement of operations under all schemes amounts to $96.7 million and is to be spread over three years.

The Group used the Black Scholes Model to value the SARS under the Gold Fields 2005 Share Plan. The inputs to the model for awards granted during the period were as follows:

	Fiscal Year Ended December 31,	Fiscal Year Ended December 31,	Six Months Ended December 31,	Fiscal Year Ended June 30,
	2012	2011	2010	2010
Weighted average exercise price - Rand	—	119.17	93.89	90.84
Weighted average expected volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	—	46.4%	50.2%	52.0%
Expected term (years)	—	5.90	3.0 - 4.2	3.0 - 4.2
Long-term expected dividend yield	—	1.70%	1.00%	1.00%
Weighted average risk free interest rate	—	6.90%	6.90%	7.90%
Weighted average fair value - Rand	—	51.66	55.06	43.82

The Group used the Monte-Carlo Simulation to value the PVRS under the Gold Fields 2005 Share Plan and the Gold Fields Limited 2005 Non-executive Director Share Plan. The inputs to the model for awards granted during the year were as follows:

	Fiscal Year Ended December 31,	Fiscal Year Ended December 31,	Six Months Ended December 31,	Fiscal Year Ended June 30,
	2012	2011	2010	2010
Weighted average expected volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	—	64.1%	50.1%	50.4%
Expected term (years)	—	3.0	3.0	3.0
Historical dividend yield	—	1.70%	1.90%	1.40%
Weighted average risk free interest rate (based on U.S. interest rate)	—	0.20%	0.20%	0.20%
Weighted average fair value - Rand	—	206.27	191.38	155.78

(c)	South African Equity Empowerment Transactions

The South African Mining Charter requires mining entities to achieve a 26% ownership of South African mining assets by historically disadvantaged South Africans, or HDSA, by the year 2014.

In fiscal year ended June 30, 2004, Gold Fields implemented its first 15% Black Economic Empowerment, or BEE, transaction with Mvelaphanda, a BEE partner. During the six months ended December 31, 2010. Gold Fields implemented three empowerment transactions which are aimed at complying with the 2014 BEE equity ownership targets.

The value of these transactions was $297.6 million and were comprised of an employee share option plan, or ESOP, for 10.75% of Sibanye Gold; a broad-based BEE transaction for 10.0% of South Deep, and a broad-based BEE transaction for an effective 1% indirect beneficial interest in Sibanye Gold, excluding South Deep. For accounting purposes, these transactions qualify as share-based compensation costs.

The $297.6 million was comprised of $171.9 million for the ESOP, $10.2 million for the Sibanye Gold transaction and $115.5 million for the South Deep transaction.

Under the ESOP transaction, 13.5 million shares were issued to approximately 47,000 Gold Fields employees. These shares were valued on the grant date using the Gold Fields closing share price of R122.79 on December 22, 2010, adjusted by a marketability discount of 25.8% to reflect the value of the restrictions placed on these shares; that the eligible employees may not dispose of the shares until after 15 years from grant gate. The cost of this once-off share-based compensation was $171.9 million.

Under the GFIMSA transaction, 0.6 million shares were issued to broad-based BEE partners on December 23, 2010. The share-based compensation cost, based on the closing price of R118.51, was $10.2 million. These shares were not adjusted by a marketability discount because they had no trading restrictions.

The South Deep transaction amounted to $115.5 million and was made up of a preferred BEE dividend of $21.2 million and an equity component equivalent to $94.3 million. Under the South Deep transaction, a wholly-owned subsidiary company of Gold Fields was created to acquire 100% of the South Deep asset from GFIMSA. The new company then issued 10 million Class B ordinary shares representing 10.0% of South Deep’s net worth to a consortium of BEE partners. Class B ordinary shareholders are entitled to a dividend of R2 per share until conversion to Class A ordinary shares. The Class B ordinary shares will convert one-third after ten years and a third thereafter on each fifth year anniversary. For accounting purposes, the dividend represents a liability of Gold Fields to the Class B ordinary shareholders and qualifies as a share-based compensation. It was valued at $21.2 million, of which $2.3 million (December 31, 2011: $3.4 million) was classified as a short-term portion under accounts payable at December 31, 2012. The Rand based effective interest rate used to discount the future dividend payments was 9.55%.

The disposal of 10% of South Deep was subject to valuation adjustments relating to minority, liquidity and marketability discounts which resulted in an overall once-off share-based compensation expense of $94.3 million.

All but the dividend share-based compensation have been included within additional paid-in capital within shareholders’ equity. The long-term dividend liability component of the share-based compensation has been shown as other long-term liabilities.

Derivative Financial Instruments And Fair Value And Credit Risk of Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Financial Instruments And Fair Value And Credit Risk of Financial Instruments
18.	DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE AND CREDIT RISK OF FINANCIAL INSTRUMENTS

Risk management activities

In the normal course of its operations, the Group is exposed to commodity price, currency, interest rate, liquidity and credit risk. In order to manage these risks, the Group has developed a comprehensive risk management process to facilitate control and monitoring of these risks.

Concentration of credit risk

The Group’s financial instruments do not represent a concentration of credit risk as the Group deals with a number of major banks. Accounts receivable are regularly monitored and assessed and where necessary an adequate level of provision is maintained.

A formal process of allocating counterparty exposure and prudential limits is approved by the audit committee and is applied under the supervision of the Group’s executive committee. Facilities requiring margin payments are not engaged.

Foreign currency and commodity price risk

In the normal course of business, the Group enters into transactions for the sale of its gold, denominated in U.S. Dollars. In addition, the Group has assets and liabilities in a number of different currencies (South African Rand, U.S. Dollars and Australian Dollars). As a result, the Group is subject to transaction and translation exposure from fluctuations in foreign currency exchange rates.

As at December 31, 2012 and 2011, Gold Fields did not hold any derivative instruments to protect its exposure to adverse movements in gold and copper commodity prices.

Under the long-established structure of sales agreements prevalent in the industry, substantially all of Gold Fields’ copper concentrate sales are provisionally priced at the time of shipment. The provisional prices are finalized in a contractually specified future period (generally one to three months) primarily based on quoted London Metal Exchange, or LME, prices. Sales subject to final pricing are generally settled in a subsequent month. Because a significant portion of Gold Fields’ copper concentrate sales in a period usually remain subject to final pricing, the forward price is a major determinant of recorded revenues and the average recorded copper price for the period.

LME copper prices averaged $7,951 per ton during the fiscal year ended December 31, 2012 (fiscal year ended December 31, 2011: $8,836; six months ended December 31, 2010: $7,828 per ton, fiscal year ended June 30, 2010: $6,651 per ton), compared with the Company’s recorded average provisional price, net of refining charges, of $7,322 per ton. The applicable 3 month copper price at December 31, 2012 was $7,930 per ton. During the fiscal year ended December 31, 2012, changes in copper prices resulted in a provisional pricing mark-to-market gain of $15.6 million (included in revenue) (fiscal year ended December 31, 2011 loss of $20.6 million).

Interest rate and liquidity risk

Fluctuations in interest rates impact on the value of investments and financing activities, giving rise to interest rate risk. The Group does not currently hedge its exposure to interest rate risk.

In the ordinary course of business, the Group receives cash proceeds from its operations and is required to fund working capital and capital expenditure requirements. The cash is managed to ensure surplus funds are invested to maximize returns while ensuring that capital is safeguarded to the maximum extent possible by investing only with top financial institutions.

Substantial contractual arrangements for uncommitted borrowing facilities are maintained with several banking counterparties to meet the Group’s normal contingency funding requirements.

Fair value

The fair value of a financial instrument is defined as the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The carrying amounts of receivables, accounts payable and cash and cash equivalents are a reasonable estimate of their fair values due to the short-term maturity of such instruments. The investments in the environmental trust fund approximate fair value, as the monies are invested in short-term maturity investments. The listed investments are carried at market value. Long-term loans at floating rates, approximate fair value as they are subject to market based floating rates.

The estimated fair values of the Group’s financial instruments are:

	December 31, 2012		December 31, 2011
	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Cash and cash equivalents	655.6	655.6	744.0	744.0
Receivables	314.5	314.5	220.1	220.1
Non-current investments *	458.0	464.6	272.2	271.2

Financial liabilities
Long-term loans	2,321.2	2,322.4	1,360.7	1,263.0
Accounts payable and provisions	678.1	678.1	601.6	601.6
Interest payable	11.0	11.0	11.2	11.2
Short-term loans and current portion of long-term loans	40.0	40.0	547.0	547.0
Other non-current liabilities	13.9	13.9	13.5	13.5

*	Fair value determined by using cost for Rand Refinery Limited and Far South East due to a market value not being readily available.

Fair value accounting establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

•	Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

•	Level 2 Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability;

•	Level 3 Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The following table sets forth the Group’s financial assets measured at fair value by level within the fair value hierarchy. As required by Accounting Standard Codification, or ASC, fair value guidance, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair value at December 31, 2012
	Total	Level 1	Level 2	Level 3
Assets:
Listed investments	36.2	36.2	—	—
Investments held by environmental trust funds	165.3	135.3	30.0	—
Unlisted investments	1.3	—	—	1.3
Trade receivable from provisional copper concentrate sales, net	149.9	—	149.9	—

	352.7	171.5	179.9	1.3

	Fair value at December 31, 2011
	Total	Level 1	Level 2	Level 3
Assets:
Listed investments	77.3	77.3	—	—
Investments held by environmental trust funds	161.5	122.5	39.0	—
Unlisted investments	2.6	—	—	2.6
Trade receivable from provisional copper concentrate sales, net	88.4	—	88.4	—

	329.8	199.8	127.4	2.6

The Group’s listed investments comprise equity investments in listed entities and are therefore valued using quoted market prices in active markets and classified within level 1 of the fair value hierarchy. The fair value of the listed investments is the product of the quoted market price and the number of shares held.

The Group investments held in environmental funds primarily comprise interest bearing short-term investments which are valued using quoted market prices.

The Group’s net trade receivable from provisional copper and gold concentrate sales in La Cima (Cerro Corona) is valued using quoted market prices based on the forward London Metal Exchange and classified within level 2 of the fair value hierarchy.

The Group’s financial instruments are valued using pricing models and classified within level 2 of the fair value hierarchy. Where possible, the values produced by the valuation models are verified to market prices. Valuation models require a variery of inputs, including contractual terms, market prices, yield curves, credit spreads, measures of volatility and correlations of such inputs.

The table below sets forth a summary of changes in the fair value of our Level 3 financial assets.

	December 31, 2012	December 31, 2011
Balance at the beginning of the period	2.6	1.7
Additions	—	0.4
Unrealized (loss)/ gain	(1.3)	0.5

Balance at the end of the period	1.3	2.6

Unrealized loss of $1.3 million for the fiscal year ended December 31, 2012 was included in accumulated other comprehensive loss. As of December 31, 2012, the assets classified within Level 3 of the fair value hierarchy represent less than 1.00% of the total assets and liabilities measured at fair value, respectively.

Derivative contracts

There were no derivative contracts December 31, 2011.

St Ives Gold Mining Company (Pty) Ltd entered into a Gasoil 10PPM FOB Singapore contract for 10,000 barrels per month effective August 1, 2012 until January 31, 2013 at a fixed price of US$118.90 per barrel. 20,000 barrels with a mark-to-market value of US$0.1 million were outstanding at the end of December 2012.

Additional Cash Flow Information	12 Months Ended
Dec. 31, 2012
Additional Cash Flow Information
19.	ADDITIONAL CASH FLOW INFORMATION

		Fiscal year Ended December 31,		Six Months Ended December 31,	Fiscal Year Ended June 30,
		2012	2011	2010	2010
(a)	Supplementalcash flow disclosures
	The income and mining taxes paid in the statement of cash flow represents actual cash paid.
	The following amounts of interest paid were included in cash flows from operations:
	Interest paid before capitalization	83.1	63.6	36.4	71.7

(b)	Non cash-items
	Marked to market gain/(loss) of listed investments	18.7	(26.4)	28.8	24.9

Commitments	12 Months Ended
Dec. 31, 2012
Commitments
20.	COMMITMENTS

	December 31, 2012	December 31, 2011
Capital expenditure
Authorized South Africa - KDC	401.0	373.7

South Africa - Beatrix	104.8	87.1
South Africa - South Deep	446.3	433.1
Ghana - Tarkwa	110.9	126.5
Ghana - Damang	9.8	16.9
Peru - Cerro Corona	6.4	44.7
Australia - St Ives	175.7	150.3
Australia - Agnew	1.6	10.4
Other	0.8	0.4

	1,257.3	1,243.1

Contracted for	244.6	245.7
Other guarantees	0.5	1.7

The Group also provides environmental obligation guarantees with respect to its South African, Ghanaian and Australian operations. These guarantees, amounting to $193.8 million at December 31, 2012 (December 31, 2011: 154.4 million) have not been included in the amount of guarantees of $0.5 million (December 31, 2011: $1.7 million) because they are fully provided for under the related asset retirement obligation.

Commitments will be funded from internal cash resources and borrowings as necessary. All the contracted capital expenditure as at December 31, 2012 and December 31, 2011 relates to obligations within the next 12 months. The expenditure relates to mining development, infrastructure and hostel upgrades.

Contingent Liabilities	12 Months Ended
Dec. 31, 2012
Contingent Liabilities
21.	CONTINGENT LIABILITIES

World Gold Council

Gold Fields is a member of the World Gold Council. In terms of the membership agreement, all members are responsible for certain costs, including ongoing costs on a three year rolling basis, winding up costs, if applicable, and various other contingent liabilities. Apportionment of liabilities, should they arise, is done proportionate to the member’s production relative to the total production of all members. To date, no claims have been made on Gold Fields.

Occupational health care services

The Group provides occupational health care services to its employees through its existing facilities at the various operations. There is a risk that the cost of providing such services could increase in the future depending upon changes in the nature of underlying legislation and the profile of employees. Any such increased cost has not yet been quantified. The Group is monitoring developments in this regard.

The principal health risks associated with Gold Fields’ mining operations in South Africa arise from occupational exposure to silica dust, noise, heat and certain hazardous chemicals. The most significant occupational diseases affecting Gold Fields’s workforce include lung diseases (such as silicosis, tuberculosis, a combination of the two and chronic obstructive airways disease (“COAD”) as well as noise induced hearing loss (“NIHL”). The Occupational Diseases in Mines and Works Act, 78 of 1973, or ODMWA, governs the compensation paid to mining employees who contract certain illnesses, such as silicosis. Recently, the South African Constitutional Court ruled that a claim for compensation under ODMWA does not prevent an employee from seeking compensation from its employer in a civil action under common law (either as individuals or as a class). While issues, such as negligence and causation, need to be proved on a case by case basis, it is possible that such ruling could expose Gold Fields to claims related to occupational hazards and diseases (including silicosis), which may be in the form of a class or similar group action. If Gold Fields were to face a significant number of such claims and the claims were suitably established against it, the payment of compensation for the claims could have a material adverse effect on Gold Fields’s results of operations and financial condition. In addition, Gold Fields may incur significant additional costs arising out of these issues, including costs relating to the payment of fees, levies or other contributions in respect of compensatory or other funds established (if any) and expenditures arising out of its efforts to resolve any outstanding claims or other potential action.

On August 21, 2012, a court application was served on a group of respondents that included Gold Fields (the “August Respondents”). On December 21, 2012, a further court application was issued and was formally served on a number of respondents, including Gold Fields, (the “December Respondents” and, together with the August Respondents, the “Respondents”) on January 10, 2013, on behalf of classes of mine workers, former mine workers and their dependents who were previously employed by, or who are currently employed by, amongst others, Gold Fields and who allegedly contracted silicosis and/or other occupational lung diseases (the “Classes”). The court application of August 21, 2012 and the court application of December 21, 2012 are together referred to below as the “Applications”.

These Applications request that the court certify a class action to be instituted by the applicants on behalf of the Classes. The Applications are the first and preliminary steps in a process where, if the court were to certify the class action, the applicants may, in a second stage, bring an action wherein they will attempt to hold the Respondents liable for silicosis and other occupational lung diseases and resultant consequences. In the second stage, the Applications contemplate addressing what the applicants describe as common legal and factual issues regarding the claim arising from the allegations of the entire Classes. If the applicants are successful in the second stage, they envisage that individual members of the Classes could later submit individual claims for damages against the respective Respondents. The Applications do not identify the number of claims that may be instituted against the Respondents or the quantum of damages the applicants may seek.

With respect to the Applications, Gold Fields has filed notices of its intention to oppose both the Applications and has instructed its attorneys to defend the claims. Gold Fields and its attorneys are engaging with the applicants’ attorneys in both Applications to try to establish a court-sanctioned process to agree the timelines, (including the date by which Gold Fields must file its papers opposing the Applications) and the possible consolidation of the separate applications. At this stage, Gold Fields cannot quantify its potential liability from these actions.

Randgold and Exploration summons

On August 21, 2008, Gold Fields Operations Limited, formerly known as Western Areas Limited, or WAL, a subsidiary of Gold Fields Limited, received a summons from Randgold and Exploration Company Limited, or R&E and African Strategic Investment Holdings Limited. The summons claims that, during the period that WAL was under the control of Brett Kebble, Roger Kebble and others, WAL assisted in the unlawful disposal of shares owned by R&E in Randgold Resources Limited, or Resources and Afrikander Lease Limited, now known as Uranium One. WAL’s assessment remains that it has sustainable defences to these claims and, accordingly, WAL’s attorneys have been instructed to vigorously defend the claims. The claims have been computed in various ways. The highest claims have been computed on the basis of the highest prices of Resources and Uranium One between the dates of the alleged unlawful acts and March 2008 (between R11 billion and R12 billion). The alternative claims have been computed on the basis of the actual amounts allegedly received by WAL to fund its operations (approximately R519 million). The claims lie only against WAL, which holds a 50% stake in the South Deep Mine. This alleged liability is historic and relates to a period of time prior to Gold Fields purchasing the company.

Acid mine drainage

Gold Fields has identified incidence of, and a risk of short-term and long term Acid Mine Drainage (“AMD”), on certain of its operations. AMD relates to the acidification and contamination of naturally occurring water resources by pyrite-bearing ore contained in underground mines and in rock dumps, tailings dams and pits on the surface. Gold Fields has not been able to reliably determine the financial impact that AMD might have on the Group, however, Gold Fields has adopted a proactive approach by initiating projects, such as Liquid Gold (long-term water management strategy), and the identification of mine rehabilitation options that focus on AMD risk management. Gold Fields also conducts acid base accounting to obtain a more detailed understanding of where the key potential AMD risks are located at identified operations, thereby better informing appropriate long term mitigation strategies.

Lines of Credit	12 Months Ended
Dec. 31, 2012
Lines of Credit
22.	LINES OF CREDIT
The Group had unused lines of committed and uncommitted credit facilities available amounting to $893.2 million at December 31, 2012 (December 31, 2011: $1,429.1 million).

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
23.	RELATED PARTY TRANSACTIONS

None of the directors or officers of Gold Fields or any associate of such director or officer is currently or has been at any time during the past three fiscal years materially indebted to Gold Fields.

Rand Refinery

Rand Refinery, in which the Company holds a 34.9% interest, has an agreement with the Group whereby it refines all the Company’s South African and Ghanaian operations gold production. The Group’s chief executive officer is currently an alternate director of Rand Refinery and has held his directorship since September 30, 2008. Prior to this date, he had been a director since July 10, 2000. The Company paid Rand Refinery $1.8 million, $1.7 million, $1.4 million and $1.2 million in refining fees for the fiscal years ended December 31, 2012 and 2011, six months ended December 31, 2010 and fiscal year ended June 30, 2010, respectively. Refer to note 12 - Non-current Investments for the dividends received from Rand Refinery for the fiscal year ended December 31, 2012, 2011, six months ended December 31, 2010 and fiscal year ended June 30, 2010.

On November 21, 2000, GFL Mining Services Limited, or GFLMS, entered into an agreement with Rand Refinery in terms of which GFLMS acts as an agent for Rand Refinery with regard to the sale of a maximum of 50% of Gold Fields’ South African gold production. On June 1, 2004, GFLMS exercised its right, by giving notice to Rand Refinery, to sell all of Gold Fields’ South African gold production with effect from October 1, 2004. Gold Fields Ghana Limited and Abosso Goldfields Limited also have had agreements with Rand Refinery since March 2002 to transport, refine and sell substantially all of the gold production from the Tarkwa and Damang mines.

Peotona Gold

Cheryl A. Carolus, a non-executive director of Gold Fields, is a party in her capacity as founding shareholder of Peotona Gold Holdings (Proprietary) Limited, or PGH, to the agreement described below. Ms Carolus has a 25% interest in PGH, which in turn has a one-third economic interest and a 51% voting interest in the issued share capital of Peotona Gold (Proprietary) Limited, or Peotona Gold.

Western Areas Prospecting (Proprietary) Limited, (a company 74% owned by GFO and 26% owned by Peotona Gold), or WAP, held four prospecting rights on ground contiguous to the South Deep Mine. On April 21, 2009, GFO, GFIJVH, Peotona Gold, WAP and others entered into an agreement in terms of which WAP relinquished and abandoned a portion of the prospecting area covered by one of the above prospecting rights on ground contiguous to the South Deep mine (commonly known as “Uncle Harry’s Area”) in favor of the South Deep Joint Venture. The agreement was subject to (among other conditions precedent) the conversion of the old order mining right of South Deep to a new order mining right and simultaneously amending the South Deep mining right by extending the area covered by the South Deep mining right to include Uncle Harry’s Ground pursuant to the Mineral and Petroleoum Resources Development Act. 28 of 2002. Peotona Gold also granted GFO an option to acquire its 26% shareholding in WAP.

On July 13, 2010, the South African Department of Mineral Resources executed the new-order mining right for the South Deep Gold Mine, including Uncle Harry’s Ground.

On October 14, 2011, Gold Fields purchased the 26% interest in WAP from Peotona Gold for $6.3 million. Gold Fields now owns 100% of WAP which owns the Cardoville, the Kalbasfontein, the WA4 and the Wildebeestkuil prospecting rights.

Gold Fields believes that the above transactions with related parties have been conducted on terms at least as favorable to it as arm’s length terms.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
24.	SUBSEQUENT EVENTS

Sibanye Gold Spin-Off

On February 18, 2013, Gold Fields completed the separation of its wholly-owned subsidiary, Sibanye Gold. The Spin-off was achieved by way of Gold Fields making a distribution on a pro rata basis of one Sibanye Gold ordinary share for every one Gold Fields share (whether held in the form of shares, American depositary receipts, or ADRs, or international depositary receipts) to Gold Fields shareholders, registered as such in Gold Fields’ register at close of business on February 15, 2013, in terms of section 46 of the South African Companies Act and section 46 of the South African Income Tax Act. The Board of Gold Fields passed the resolution necessary to implement the Spin-off on December 12, 2012. Sibanye Gold shares listed on the JSE, and on the NYSE on a “when issued” basis, on February 11, 2013. As of February 18, 2013, or the Spin-off Date, Gold Fields and Sibanye Gold were independent, publicly traded companies with separate public ownership, boards of directors and management.

Refinancing of borrowings

Refer to note 14 for further details.

Final dividend

On February 13, 2013, Gold Fields declared a final dividend of R0.75 ($0.08) per share.

Geographical And Segment Information	12 Months Ended
Dec. 31, 2012
Geographical And Segment Information
25	GEOGRAPHICAL AND SEGMENT INFORMATION

Gold Fields is primarily involved in gold mining, exploration and related activities. Activities are conducted and investments held both inside and outside of South Africa.

The segment results have been prepared and presented based on management’s reporting format. The Group prepares its financial records in accordance with International Financial Reporting Standards, or IFRS, and such IFRS information by segment is what the Group’s chief operating decision maker reviews in allocating resources and making investment decisions. The Company’s gold mining operations are managed and internally reported based upon the following geographic areas: in South Africa the Driefontein-Kloof complex, or KDC, (prior to July 1, 2010, Driefontein and Kloof divisions were reported as separate segments), the Beatrix division and the South Deep mine, in Ghana the Tarkwa and Damang mines, in Australia, the St. Ives and Agnew mines and in Peru, the Cerro Corona mine. The Group also has exploration interests which are included in the Corporate and other segment. Corporate costs are allocated between segments based upon the time spent on each segment by members of the executive team.

	Fiscal Year Ended December 31, 2012
	South Africa			Ghana		Australia			Peru	Corporate and other#	Reconciling items	Group Consolidated
	KDC	Beatrix	South Deep	Tarkwa	Damang	St Ives	Agnew	Total	Cerro Corona
Statement of operations
Revenue	1,543.4	477.8	450.8	1,198.9	277.8	752.2	294.4	1,046.6	556.6	—	—	5,551.8
Operating costs (1)	(1,005.7)	(321.9)	(302.9)	(494.4)	(156.8)	(411.5)	(148.1)	(559.6)	(171.4)	(93.1)	(195.4)	(3,301.2)
Gold inventory change (2)	—	—	—	24.8	3.6	(14.7)	(2.6)	(17.3)	11.0	—	0.1	22.2

Operating profit	537.7	155.8	147.9	729.3	124.6	325.9	143.7	469.6	396.2	(93.1)	(195.3)	2,272.8
Amortization and depreciation	(209.1)	(77.1)	(82.4)	(125.4)	(27.0)	(156.9)	(53.7)	(210.6)	(48.8)	11.8	38.6	(729.9)

Net operating profit/(loss)	328.5	78.7	65.6	603.8	97.6	169.0	90.0	259.0	347.4	(81.3)	(156.7)	1,542.9
Exploration expenditure	—	—	—	—	—	(9.8)	(9.6)	(19.4)	(2.2)	(168.0)	54.3	(135.3)
Feasibility and evaluation	—	—	—	—	—	—	—	—	—	(44.1)	(59.4)	(103.5)
Other items as detailed in statement of operations	(49.8)	(9.4)	(44.0)	(24.6)	(12.0)	(62.8)	(21.7)	(84.5)	(20.7)	98.2	(10.0)	(156.8)
Royalty	(25.8)	(8.6)	(2.3)	(59.9)	(13.9)	N3	N3	(26.0)	(14.7)	—	—	(151.2)
Current taxation	(40.2)	(14.8)	—	(163.1)	(7.6)	N3	N3	(53.6)	(104.7)	(10.6)	(17.2)	(411.8)
Deferred taxation	71.4	29.1	(4.5)*	(92.5)	(27.9)	N3	N3	13.2	12.4	(13.2)	131.9	119.9

Profit/(loss) after taxation	284.1	74.9	14.9	263.7	36.3	N3	N3	88.9	217.6	(219.0)	(57.1)	704.2

#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill relating to the acquisition of South Deep.
*	Indicative as tax is provided in the holding companies of South Deep.

Figures may not add as they are rounded independently.

	December 31, 2012
	South Africa			Ghana		Australia			Peru	Corporate and other#	Reconciling items	Group Consolidated
	KDC	Beatrix	South Deep	Tarkwa	Damang	St Ives	Agnew	Total	Cerro Corona
Balance sheet
Total assets (excluding deferred tax assets)	2,126.3	313.1	208.3	1,775.6	404.3	1,066.7	372.4	1,439.1	1,165.8	3,610.0	(418.3)	10,624.2
Total liabilities excluding deferred tax	740.8	(26.8)	104.0	377.2	93.2	189.7	47.8	237.5	234.4	1,849.7	77.9	3,687.9
Deferred tax liability/(asset)	379.2	110.3	19.2	300.2	56.9	N3	N3	264.5	12.4	(65.3)	(181.8)	895.6
Capital expenditure	296.2	80.4	314.5	259.9	114.4	311.9	62.3	374.2	93.8	86.2	(296.8)	1,322.8

(1)	Operating costs for management reporting purposes includes: Corporate expenditure - $46.6 million, Environmental rehabilitation - $28.2 million and Employee termination costs - $13.8 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
(2)	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the fiscal year.
(3)	As a significant portion of the acquisition price was allocated to tenements of St Ives and Agnew based on endowment ounces and also as these two Australian operations are entitled to transfer and off-set losses from one company to another, it is not meaningful to split the royalties, current or deferred taxation.

Figures may not add as they are rounded independently.

	Fiscal Year Ended December 31, 2011
	South Africa			Ghana		Australia			Peru	Corporate and other#	Reconciling items	Group Consolidated
	KDC	Beatrix	South Deep	Tarkwa	Damang	St Ives	Agnew	Total	Cerro Corona
Statement of operations
Revenue	1,745.5	555.4	427.5	1,122.9	340.8	734.2	313.1	1,047.3	560.5	—	—	5,800.1
Operating costs (1)	(1,032.2)	(333.6)	(296.2)	(436.4)	(142.1)	(415.4)	(138.5)	(553.9)	(157.4)	(83.1)	(126.5)	(3,161.4)
Gold inventory change (2)	—	—	—	65.0	1.9	3.0	6.0	9.0	(0.1)	—	1.4	77.2

Operating profit	713.4	221.8	131.3	751.6	200.6	321.8	180.6	502.4	403.0	(83.1)	(125.1)	2,715.9
Amortization and depreciation	(230.4)	(71.2)	(76.7)	(104.9)	(26.7)	(149.9)	(44.6)	(194.5)	(58.6)	(20.4)	38.1	(745.3)

Net operating profit/(loss)	483.0	150.6	54.6	646.6	173.9	171.9	136.0	307.9	344.4	(103.5)	(87.0)	1,970.6
Exploration expenditure	—	—	—	—	—	(5.0)	(4.4)	(9.4)	(4.2)	(106.5)	(5.3)	(125.4)
Feasibility and evaluation	—	—	—	—	—	—	—	—	—	(17.4)	(77.8)	(95.2)
Other items as detailed in statement of operations	(56.3)	(11.2)	(15.1)	(21.5)	(15.0)	0.2	(0.1)	0.1	(15.7)	41.6	0.6	(92.5)
Royalty	(35.5)	(4.6)	(2.1)	(51.0)	(15.5)	N3	N3	(26.3)	(14.7)	—	—	(149.7)
Current taxation	(88.5)	(0.3)	—	(150.7)	(29.8)	N3	N3	—	(111.7)	(55.5)	—	(436.5)
Deferred taxation	(39.7)	(43.4)	(17.1)*	(22.0)	(13.2)	N3	N3	(82.8)	10.4	43.9	48.4	(115.5)

Profit/(loss) after taxation	263.2	91.1	20.3	401.4	100.5	N3	N3	189.6	208.5	(197.4)	(121.1)	955.8

#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill relating to the acquisition of South Deep.
*	Indicative as tax is provided in the holding companies of South Deep.

Figures may not add as they are rounded independently.

	December 31, 2011
	South Africa			Ghana		Australia			Peru
	KDC	Beatrix	South Deep	Tarkwa	Damang	St Ives	Agnew	Total	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Balance sheet
Total assets (excluding deferred tax assets)	1,714.5	225.0	153.0	1,435.9	344.2	1,058.2	609.0	1,667.2	1,069.5	3,643.0	(174.9)	10,077.4
Total liabilities excluding deferred tax	414.2	(103.5)	66.9	323.9	99.2	174.9	44.6	219.5	282.8	1,949.5	(55.2)	3,197.3
Deferred tax liability/(asset)	471.6	145.6	15.8	207.7	29.1	N3	N3	270.8	24.9	(77.3)	(60.3)	1,027.8
Capital expenditure	318.6	84.6	274.6	218.9	87.8	182.7	74.1	256.8	69.4	102.5	(260.2)	1,153.0

(1)	Operating costs for management reporting purposes includes: Corporate expenditure - $37.6 million, Environmental rehabilitation - $24.9 million and Employee termination costs - $32.8 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
(2)	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the fiscal year.
(3)	As a significant portion of the acquisition price was allocated to tenements of St Ives and Agnew based on endowment ounces and also as these two Australian operations are entitled to transfer and off-set losses from one company to another, it is not meaningful to split the royalties, current or deferred taxation.

Figures may not add as they are rounded independently.

	Six Months Ended December 31, 2010
	South Africa			Ghana		Australia			Peru
	KDC	Beatrix	South Deep	Tarkwa	Damang	St Ives	Agnew	Total	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Statement of operations
Revenue	814.3	259.1	188.2	468.1	152.1	313.4	102.4	415.8	266.6	—	—	2,564.2
Operating costs (1)	(533.6)	(172.8)	(139.5)	(205.4)	(73.9)	(178.2)	(50.7)	(228.9)	(77.4)	(51.5)	(43.6)	(1,526.6)
Gold inventory change (2)	—	—	—	(2.8)	0.5	10.3	0.7	11.0	1.6	—	(4.7)	5.6

Operating profit	280.7	86.3	48.7	259.9	78.7	145.5	52.4	197.9	190.8	(51.5)	(48.3)	1,043.2
Amortization and depreciation	(122.5)	(36.9)	(37.8)	(43.5)	(12.7)	(81.5)	(14.1)	(95.6)	(29.1)	(10.9)	(0.4)	(389.4)

Net operating profit/(loss)	158.2	49.4	10.9	216.4	66.0	64.0	38.3	102.3	161.7	(62.4)	(48.7)	653.8
Exploration expenditure	—	—	—	—	—	—	—	—	—	(51.4)	(1.8)	(53.2)
Feasibility and evaluation	—	—	—	—	—	—	—	—	—	(9.3)	—	(9.3)
Other items as detailed in statement of operations	(148.9)	(47.7)	(22.9)	(11.6)	(6.0)	(4.2)	(1.4)	(5.6)	(12.1)	(96.9)	(1.4)	(353.1)
Royalty	(11.8)	(1.3)	(0.9)	(8.7)	(3.1)	N3	N3	(10.2)	(7.3)	—	—	(43.3)
Current taxation	(20.5)	(0.4)	—	(54.8)	(18.6)	N3	N3	—	(47.1)	(18.1)	—	(159.5)
Deferred taxation	33.7	(7.9)	(0.6)*	(5.7)	1.2	N3	N3	(25.7)	(1.9)	(0.6)	33.2	25.7

Profit/(loss) after taxation	10.7	(7.9)	(13.5)	135.6	39.5	N3	N3	60.8	93.3	(238.7)	(18.7)	61.1

#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill relating to the acquisition of South Deep.
*	Indicative as tax is provided in the holding companies of South Deep.

Figures may not add as they are rounded independently.

	December 31, 2010
	South Africa			Ghana		Australia			Peru
	KDC	Beatrix	South Deep	Tarkwa	Damang	St Ives	Agnew	Total	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Balance sheet
Total assets (excluding deferred tax assets)	1,937.9	237.5	126.6	1,193.3	250.0	862.7	485.6	1,348.3	1,063.2	4,370.8	182.4	10,710.0
Total liabilities excluding deferred tax	437.1	(93.0)	67.5	189.4	70.5	140.9	45.9	186.8	288.5	1,427.7	(12.0)	2,562.5
Deferred tax liability/(asset)	525.6	128.9	0.6	185.7	15.8	N3	N3	187.2	35.2	(33.1)	19.4	1,065.3
Capital expenditure	177.3	42.7	140.5	116.6	56.3	55.5	25.0	80.5	31.4	4.7	(56.4)	593.6

(1)	Operating costs for management reporting purposes includes: Corporate expenditure - $24.5 million, Environmental rehabilitation - $10.9 million and Employee termination costs - $35.3 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
(2)	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the financial year.
(3)	As a significant portion of the acquisition price was allocated to tenements of St Ives and Agnew based on endowment ounces and also as these two Australian operations are entitled to transfer and off-set losses from one company to another, it is not meaningful to split the royalties, current or deferred taxation.

Figures may not add as they are rounded independently.

	Fiscal Year Ended June 30, 2010
	South Africa				Ghana		Australia			Peru
	Driefontein	Kloof	Beatrix	South Deep	Tarkwa	Damang	St Ives	Agnew	Total	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Statement of operations
Revenue	770.9	613.2	424.7	288.7	790.1	226.9	460.6	177.8	638.4	411.4	—	—	4,164.3
Operating costs (1)	(505.6)	(451.8)	(299.9)	(220.9)	(387.0)	(130.7)	(308.9)	(89.3)	(398.2)	(135.0)	(36.6)	(118.5)	(2,684.2)
Gold inventory change (2)	—	—	—	—	11.4	(2.1)	13.4	(0.5)	12.9	1.3	—	5.9	29.4

Operating profit	265.3	161.4	124.8	67.8	414.5	94.1	165.1	88.0	253.1	277.7	(36.6)	(112.6)	1,509.5
Amortization and depreciation	(82.0)	(105.6)	(71.5)	(59.7)	(111.0)	(17.2)	(98.6)	(18.2)	(116.8)	(55.3)	(19.1)	6.9	(631.3)

Net operating profit/(loss)	183.3	55.8	53.3	8.1	303.5	76.9	66.5	69.8	136.3	222.4	(55.7)	(105.7)	878.2
Exploration expenditure	—	—	—	—	—	—	—	—	—	—	(85.0)	(1.6)	(86.6)
Other items as detailed in statement of operations	(12.0)	(14.1)	(6.4)	(24.8)	(10.9)	(3.3)	(4.5)	(1.3)	(5.8)	(53.2)	185.9	4.4	59.8
Current taxation	(32.6)	(3.7)	(1.0)	(0.5)	(70.3)	(28.3)	N3	N3	(16.5)	(51.2)	(29.9)	—	(234.0)
Deferred taxation	(26.5)	(15.4)	(18.6)	6.5 *	(34.4)	0.5	N3	N3	(34.7)	(27.0)	3.5	21.7	(124.4)

Profit/(loss) after taxation	112.2	22.6	27.3	(10.7)	187.9	45.8	N3	N3	79.3	91.0	18.8	(81.2)	493.0

	June 30, 2010
	South Africa				Ghana		Australia			Peru
	Driefontein	Kloof	Beatrix	South Deep	Tarkwa	Damang	St Ives	Agnew	Total	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Balance sheet
Total assets	1,076.5	661.2	140.5	132.0	1,059.0	177.4	701.8	380.8	1,082.6	886.0	3,812.6	153.6	9,181.4
Total liabilities excluding deferred tax	307.2	142.8	(114.9)	78.9	144.6	36.7	125.4	32.5	157.9	218.0	1,109.2	(27.6)	2,052.8
Deferred tax liability/(asset)	263.6	236.9	107.5	—	180.0	17.1	N3	N3	138.2	33.3	(33.0)	46.6	990.2
Capital expenditure	150.3	145.7	85.8	212.8	148.6	29.8	103.0	55.2	158.2	85.6	4.5	(108.2)	913.1

#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill relating to the acquisition of South Deep.

(1)	Operating costs for management reporting purposes includes: Corporate expenditure - $54.5 million, Environmental rehabilitation - $19.3 million and Employee termination costs - $10.3 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
(2)	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the financial year.
(3)	As a significant portion of the acquisition price was allocated to tenements of St Ives and Agnew based on endowment ounces and also as these two Australian operations are entitled to transfer and off-set losses from one company to another, it is not meaningful to split the current or deferred taxation.

Figures may not add as they are rounded independently.

			Fiscal Year Ended December 31,		Fiscal Year Ended December 31,		Six Months Ended December 31,		Fiscal Year Ended June, 30
			2012		2011		2010		2010
The following provides a breakdown of the reconciling items for each line item presented
Operating costs
On-mine exploration	(i)			(35.2)		(22.9)		(3.6)	(18.3)
Provision for rehabilitation	(j)			(7.7)		(2.2)		0.4	1.7
Cut-backs	(h)			(184.0)		(144.4)		(52.7)	(90.0)
Deferred stripping	(l)			31.5		43.0		12.3	(11.9)

				(195.4)		(126.5)		(43.6)	(118.5)

Gold inventory
Inventory	(m)			0.1		1.3		(5.3)	4.5
Inventory stockpiles	(q)			—		0.1		0.6	1.4

				0.1		1.4		(4.7)	5.9

Amortization and depreciation
Business combination - formation of Original Gold Fields	(a)			(4.1)		(5.6)		(2.7)	(5.3)
Business combination - formation of Gold Fields	(b)			(3.9)		(3.4)		(1.7)	(3.3)
Business combination - purchase of St. Ives and Agnew	(c)			—		2.1		0.3	0.5
Business combination - purchase of Abosso	(d)			—		1.1		0.1	0.1
Amortization of reserves	(f)			(11.9)		(23.3)		(23.2)	(37.6)
Cut-backs	(h)			41.1		39.6		16.3	54.6
Amortization - inclusion of future costs	(g)			47.0		34.7		13.5	1.4
Amortization - capitalized interest	(p)			(4.3)		(6.9)		(3.3)	(6.6)
Provision for rehabilitation	(j)			4.1		(0.2)		0.3	3.1
Amortization - discontinued operations	(o)			(29.4)		—		—	—

				38.6		38.1		(0.4)	6.9

Exploration expenditure
Exploration, evaluation and feasibility costs	(i)			(5.1)		(83.1)		(1.8)	(1.6)

Other items as detailed in the statement of operations
Impairment of assets	(a)			(7.5)		—		—	—
Interest capitalization	(p)			(3.1)		—		—	(5.2)
Other				0.6		0.6		(1.4)	9.6

				(10.0)		0.6		(1.4)	4.4

				December 31, 2012		December 31, 2011
Total liabilities excluding deferred income and mining taxes
Provision for rehabilitation		(j)			77.9		55.2

Total assets
Business combination - formation of Original Gold Fields		(a)			66.3		79.9
Business combination - formation of Gold Fields		(b)			26.0		31.3
Business combination - purchase of St Ives and Agnew		(c)			—		—
Business combination - purchase of Abosso		(d)			—		—
Business combination - purchase of South Deep		(e)			481.8		507.9
Cut-backs		(h)			(498.8)		(354.8)
Amortization of reserves		(f)			(197.5)		(180.9)
Amortization - inclusion of future costs		(g)			175.9		123.9
Amortization - Interest capitalised		(p)			(18.5)		(15.2)
Exploration, feasibility and evaluation costs		(i)			(379.3)		(338.3)
Provision for rehabilitation		(j)			(75.4)		(49.5)
Investments in equity investees		(k)			(3.4)		9.6
Deferred stripping		(l)			(12.9)		(43.6)
Inventory		(m	)		15.4		15.7
Impairment of Agnew		(n)			(52.8)		(51.5)
Interest capitalization		(p	)		84.2		91.8
Inventory stockpiles		(q	)		(1.2)		(1.2)
Amortization - discontinued operations		(o	)		(28.1)		—

					(418.3)		(174.9)

Notes to the reconciliation of segment information to the historical financial statements

(a)	Business combination - formation of Original Gold Fields

For management reporting purposes, the formation of Original Gold Fields was accounted for as a uniting-of-interests. Under U.S. GAAP, the Company accounted for the assets and liabilities acquired from Gold Fields of South Africa Limited at historical cost, and the assets and liabilities acquired from Gencor and outside shareholders as a purchase.

(b)	Business combination - formation of Gold Fields

For management reporting purposes, the difference between the purchase price and net asset value of acquired assets that arose on this transaction was set-off against shareholders’ equity. Under U.S. GAAP, the excess purchase price was capitalized to property, plant and equipment and is being amortized over its useful life.

(c)	Business combination - purchase of St. Ives and Agnew

For management reporting purposes, traded equity securities issued as consideration in a business combination are valued on the date they are issued. Under U.S. GAAP, traded equity securities issued as consideration in a business combination are valued a few days before and after the terms of the transaction are announced.

(d)	Business combination - purchase of Abosso

For management reporting purposes, traded equity securities issued as consideration in a business combination are valued on the date they are issued. Under U.S. GAAP, traded equity securities issued as consideration in a business combination are valued a few days before and after the terms of the transaction are announced.

(e)	Business combinations - purchase of South Deep

For management reporting purposes, traded equity securities issued as consideration in a business combination are valued on the date they are issued. Under U.S. GAAP, traded equity securities issued as consideration in a business combination are valued a few days before and after the terms of the transaction are announced.

For management reporting purposes, the entire interest acquired in South Deep was fair value upon gaining a controlling interest. Under U.S. GAAP, only the additional interest acquired was accounted for at fair value; assets acquired before obtaining control are stated at historical carrying amounts. In addition, U.S. GAAP requires retrospective equity accounting from the date the interest is acquired until the Group obtains control and the investment becomes a subsidiary. For management reporting purposes no retrospective equity accounting is applied.

For management reporting purposes, any excess arising over the purchase price paid and the fair value of the net identifiable assets and liabilities acquired for additional interests in subsidiaries from minority shareholders are recorded directly in equity (‘economic entity model’). Under U.S. GAAP, any excess over the purchased price paid and the fair value of the net identifiable assets and liabilities are recorded as goodwill (‘parent company model’).

(f)	Amortization of reserves

For management reporting purposes, a portion of ore resources at the Australian operations, based on the philosophy of “endowment”, is used for calculating depreciation and amortization. Under U.S. GAAP, depreciation and amortization is calculated based upon existing proven and probable reserves.

(g)	Amortization - inclusion of future costs

For management reporting purposes, future mine development costs are included in mining assets in calculating depreciation and amortization. Under U.S. GAAP, future development costs are not included in the calculation of depreciation and amortization.

(h)	Cut-backs

For management reporting purposes, waste laybacks at surface operations are capitalized as mine development costs. Under U.S. GAAP, once the production phase of a mine has commenced, waste laybacks are considered variable production costs that should be included as a component of inventory to be recognized in Production costs exclusive of depreciation and amortization in the same period as the revenue from the sale of inventory. As a result, capitalization of waste laybacks is appropriate only to the extent product inventory exists at the end of a reporting period.

(i)	Exploration, feasibility and evaluation costs

For management reporting purposes, exploration costs are capitalized from the date the drilling program confirms sufficient evidence of mineralization to proceed with a feasibility study. Under U.S. GAAP, exploration costs are capitalized from the date a bankable feasibility study is completed.

(j)	Provision for rehabilitation

Revisions to the environmental rehabilitation obligation

For management reporting purposes, all changes in the carrying amount of the obligation are recognized as an increase or decrease in the carrying amount of the associated capitalized retirement cost. Due to differences in the capitalized retirement cost between management reporting and U.S. GAAP, differences could arise. Changes resulting from revisions in the timing or amount of estimated cash flows are recognized as an increase or decrease in the carrying amount of the asset retirement obligation and the associated capitalized retirement cost for U.S. GAAP.

In addition, the current discount rate is applied to measure the retirement obligation for management reporting purposes. Under U.S. GAAP any decreases in the asset retirement obligation as a result of downward revisions in cash flow estimates should be treated as a modification of an existing asset retirement obligation, and should be measured at the historical discount rate used to measure the initial asset retirement obligation.

Amortization of rehabilitation asset

For reasons discussed above, the rehabilitation asset’s carrying value for management reporting purposes is different to that under U.S. GAAP, which results in a different amortization charge.

(k)	Investments in equity investees

For management reporting purposes an equity investment exceeding a 20% shareholding was treated as an available-for-sale investment prior to fiscal 2003. Under U.S. GAAP this investment was accounted for under the equity method since acquisition.

(l)	Deferred stripping

For management reporting purposes, the Company defers the waste stripping costs in excess of the expected average pitlife stripping ratio. Under U.S. GAAP, waste stripping costs are considered costs of the extracted minerals and recognized as a component of inventory to be recognized in production costs exclusive of depreciation and amortization in the same period as the revenue from the sale of inventory.

(m)	Inventory

Under U.S. GAAP additional amortization, waste normalization and cut backs expensed are included in the cost of inventory produced. No such absorption of costs occurred for management reporting purposes. Additionally, for management reporting purposes, no adjustment is required to record inventory at net realizable value. Under U.S. GAAP, due to the impact of the amortization adjustments on the inventory valuation, an adjustment may be required to record inventory at the lower of cost and net realizable value.

(n)	Impairment of Agnew

For management reporting purposes the Agnew mine was not determined to be impaired. Under U.S. GAAP the Agnew mine was determined to be impaired and an impairment charge was recognized.

(o)	Amortization - discontinued operations

For management reporting purposes, the Spin-off of Sibanye Gold was accounted for as discontinued operations in fiscal 2012 and the related assets and liabilities were classified as held for distribution. As a result, depreciation ceased due to the classification of the assets as held for distribution. Under U.S. GAAP, the Spin-off was not accounted for as discontinued operations in 2012 as the Sibanye Gold assets and liabilities continue to be classified as held for use until the Spin-off date. As a result, depreciation did not cease during fiscal 2012 and is charged until the Spin-off date.

(p)	Interest capitalization

For management reporting purposes, borrowing costs are capitalized to the extent that qualifying assets are financed through specific debt financing or general outstanding debt not for any specific purpose other than funding the operations of the Group. Under U.S. GAAP, total outstanding debt financing is taken into account in calculating the amount of borrowing cost to be capitalized.

(q)	Inventory stockpiles

For management reporting purposes, previous impairment charges writing down stockpiles to net realizable values are reversed when the net realizable value rises above the original cost. Under U.S. GAAP, the net realizable value is deemed the new base cost and impairment charges are not reversed.

Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts

Schedule 1 - Valuation and Qualifying Accounts

Valuation allowances on deferred tax assets

	Balance at beginning of year	Charged to costs and expenses	Deduction	Charged to unredeemed capital expenditure	Foreign currency translation adjustment	Balance at end of year
Fiscal Year Ended December 31, 2012
Valuation allowance	152.4	(58.2)	—	222.8	7.4	324.4
Fiscal Year Ended December 31, 2011
Valuation allowance	192.4	(22.0)	—	—	(18.0)	152.4
Six Months Ended December 31, 2010
Valuation allowance	195.3	(10.3)	—	—	7.4	192.4
Fiscal Year Ended June 30, 2010
Valuation allowance	195.5	8.3	(0.1)	—	(8.4)	195.3

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Use Of Estimates
(a)	USE OF ESTIMATES: The preparation of the consolidated financial statements in conformity with United States generally accepted accounting principles, or U.S. GAAP, requires the Group’s management to make estimates and assumptions about current and future events that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.

Future events and their effects cannot be determined with absolute certainty. Therefore, the determination of estimates requires the exercise of judgment based on various assumptions and other factors such as historical experience, current and expected economic conditions, and in some cases actuarial techniques. Actual results ultimately may differ from those estimates.

The more significant areas requiring the use of management estimates and assumptions relate to mineral reserves that are the basis of future cash flow estimates and unit-of-production depreciation, depletion and amortization calculations; environmental, reclamation and closure obligations; estimates of recoverable gold and other materials in heap leach pads; asset impairments (including impairments of goodwill, long-lived assets, and investments); write-downs of inventory to market; post employment, post retirement and other employee benefit liabilities (including valuation of share-based compensation); valuation allowances for deferred tax assets; reserves for contingencies and litigation; and the fair value and accounting treatment of financial instruments.

Consolidation
(b)	CONSOLIDATION: The Group’s financial statements include the financial statements of the Group, and its subsidiaries, and its share of results of investments in associates. A company in which the Group has, directly or indirectly, through subsidiary undertakings, a controlling interest is classified as a subsidiary undertaking. In addition, the Company reviews its relationships with other entities to assess if the Company is the primary beneficiary of a variable interest entity. If the determination is made that the Company is the primary beneficiary, then that entity is consolidated from the date that the Company was deemed to have become the primary beneficiary. The results of subsidiaries acquired or disposed of are included in the Group statements from the effective dates of acquisition or excluded from such statements as from the effective dates of disposal. Investments in companies which the Company does not control, but where it has the ability to exercise significant influence over their operating and financial policies, are accounted for by the equity method.

Inter-company transactions and balances are eliminated on consolidation. Gains or losses that arise from a change in the Group’s interest in subsidiaries or equity method investees’ are recognized in equity.

Any excess between the purchase price and the fair value of the attributable net assets of subsidiaries and associates at the date of acquisition is capitalized as goodwill.

Goodwill is not amortized; however it is subject to an annual assessment for impairment. The Company evaluates the carrying amount of goodwill to determine whether current events and circumstances indicate that such carrying amount may no longer be recoverable. To accomplish this, the Company compares the estimated fair values of its reporting units to their carrying amounts. If the carrying value of the reporting unit exceeds its estimated fair value, the Company compares the implied fair value of the reporting unit’s goodwill to its carrying amount, and any excess of the carrying value over the fair value is charged to earnings. The Company’s fair value estimates are based on numerous assumptions and it is possible that actual fair values will be significantly different from the estimates, as actual future quantities of recoverable minerals, gold and other commodity prices, production levels and operating costs of production and capital are each subject to significant risks and uncertainties.

Foreign Currency Transactions
(c)	(i)

FOREIGN CURRENCY TRANSACTIONS: Foreign currency transactions are recorded at the prevailing exchange rate at the date of the transaction. Monetary assets and liabilities designated in foreign currencies are translated at the exchange rate ruling at period end. Gains and losses arising from these translations are recognized in net income or loss.

(ii)	FOREIGN ENTITIES: The Group’s foreign entities are regarded as those entities that are considered to be self-sustaining. The balance sheets and statements of operations of foreign subsidiaries are translated on the following basis:

Assets and liabilities are translated at the prevailing exchange rate at period end. Statement of operations items are translated at the average exchange rate for the period. Exchange differences on translation are accounted for in shareholders’ equity. These differences are recognized in net income or loss upon realization of the underlying foreign entity.

(iii)

FUNCTIONAL CURRENCY: The functional currency of the Group’s South African operations is the South African Rand, of its Australian operations is the Australian dollar, of its Ghanaian operations and of its Peruvian operation is the U.S. dollar. The translation differences arising as a result of converting the South African Rand and the Australian dollar to U.S. dollars (reporting currency) using the current exchange rate method are included as a separate component of Accumulated Other Comprehensive Income.

Property, Plant and Equipment
(d)	PROPERTY, PLANT AND EQUIPMENT

(i)	MINING ASSETS: Mining assets, including mine development costs and mine plant facilities, are recorded at cost.

At the Group’s surface mines, when it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, costs incurred to develop the property are capitalized as incurred until saleable minerals are extracted from the mine and are amortized using the units-of-production method over the estimated life of the ore body based on estimated recoverable ounces or pounds mined from proven and probable reserves. These costs include costs to further delineate the ore body and remove overburden to initially expose the ore body. Subsequent mine development costs are treated as variable production costs.

At the Group’s underground mines, the Group capitalizes all underground development costs to access specific ore blocks or other areas of the mine where such costs will provide future economic benefits as a result of establishing proven and probable reserves associated with a specific block or area of operations, even after the reef horizon may have been intersected with the development of the first specific ore block or area of the mine. All costs associated with the development of a specific underground block or area are capitalized until saleable minerals are extracted from that specific block or area. At the Group’s underground mines, these costs include the cost of shaft sinking and access, the costs of building access ways, lateral development, drift development, ramps, box cuts and other infrastructure development.

The costs incurred to access specific ore blocks or areas of the mine, which only provide an economic benefit over the period during which that ore block or area is being mined, are attributed to earnings using the units-of-production method where the denominator is estimated recoverable ounces of gold contained in proven and probable reserves within that ore block or area. Capitalized costs that provide an economic benefit over the entire mine life, such as the initial primary shaft in an underground complex, will continue to be attributed to earnings using the units-of-production method, where the denominator is the estimated recoverable ounces of gold contained in total accessible proven and probable reserves. Accessible proven and probable reserves, also referred to as “above infrastructure proven and probable reserves”, relate to mineralization which is located at a level at which an operation currently has infrastructure sufficient to allow mining operations to occur.

Interest on borrowings incurred in respect of assets requiring a substantial period of time to prepare for their intended use is capitalized to the date on which the assets are substantially completed and ready for their intended use.

(ii)	LAND: Land is shown at cost and is not depreciated.

(iii)	MINERAL INTERESTS: Mineral interests represent mineral and surface use rights for parcels of land owned by the Group. Mineral interests and other tangible assets include acquired mineral use rights in production, development and exploration stage properties. The amount capitalized related to mineral interests represents its fair value at the time it was acquired, either as an individual asset purchase or as part of a business combination.

Production stage mineral interests represent mineral interests in operating properties that contain proven and probable reserves. Development stage mineral interests represent interests in properties under development that contain proven and probable reserves. Exploration stage mineral interests represent interests in properties that are believed to potentially contain (i) other mineralized material such as inferred material within pits, measured, indicated and inferred material with insufficient drill spacing to qualify as proven and probable reserves; and inferred material in close proximity to proven and probable reserves; (ii) around-mine exploration potential such as inferred material not immediately adjacent to existing reserves and mineralization but located within the immediate mine infrastructure; (iii) other mine-related exploration potential that is not part of measured, indicated or inferred material and is comprised mainly of material outside of the immediate mine area; or (iv) greenfield exploration potential that is not associated with any other production, development or exploration stage property as described above. The Group’s mineral use rights are enforceable regardless of whether proven or probable reserves have been established. In certain limited situations, the nature of a use right changes from an exploration right to mining right upon the establishment of proven and probable reserves. The Group has the ability and intent to renew mineral use rights where the existing term is not sufficient to recover all identified and valued proven and probable reserves and/or undeveloped mineral interests.

(iv)	AMORTIZATION AND DEPRECIATION OF MINING ASSETS: Mining assets, mine development and evaluation costs, and mine plant facilities are amortized over the life of mine using the units-of-production method, based on estimated above infrastructure proven and probable ore reserves. Proven and probable ore reserves reflect estimated quantities of economically recoverable reserves, which can be recovered in future from known mineral deposits. At the Group’s South African operations, its amortization and depreciation calculations are generally based on the Group’s most recent life-of-mine plan and annual above-infrastructure reserve declarations as approved by the Company’s Board. However, if management becomes aware of significant changes in its above-infrastructure reserves ahead of the scheduled updates, management would update its amortization and depreciation calculations and then subsequently notify the Company’s Board. A similar approach is followed at the Group’s operations in Ghana and Peru, due to the longer-life of the primary ore body. At the Group’s other international operations, such as Australia, the Group’s amortization and depreciation calculations are updated on a more regular basis during the year for all known changes in proven and probable reserves. The nature and life-span of the ore body, and the on-going information gathered in connection with the ore body, facilitates these more frequent updates.

(v)	AMORTIZATION OF MINERAL INTERESTS: Mineral interests associated with production stage mineral interests are amortized over the life-of-mine using the units-of-production method in order to match the amortization with the expected underlying future cash flows. Mineral interests associated with development and exploration stage mineral interests are not amortized until such time as the underlying property is converted to the production stage.

(vi)	DEPRECIATION OF NON-MINING ASSETS: Other non-mining assets are recorded at cost and depreciated on a straight-line basis over their expected useful lives as follows:

Vehicles	—	20.0%
Computers	—	33.3%
Furniture and Equipment	—	10.0%

(vii)	MINING EXPLORATION: Expenditure on exploration activities is expensed as incurred. Such expenditure includes the costs incurred for purposes of upgrading resources from one category to another or for purposes of upgrading resources to proven and probable reserves, even when in close proximity to the Company’s development and production stage properties. When it has been determined that a property can be economically developed as a result of establishing proven and probable reserves, costs incurred prospectively to develop the property are capitalized as mine development costs.

(viii)	IMPAIRMENT: The Group reviews and tests the carrying amounts of long-lived assets, which include development costs, when events or changes in circumstances suggest that the carrying amount may not be recoverable. For impairment purposes, assets are grouped at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. The lowest level at which such cash flows are generated is generally at an individual operating mine, even if the individual operating mine is included in a larger mine complex.

If there are indications that an impairment may have occurred, the Group prepares estimates of expected future cash flows for each group of assets. Expected future cash flows are based on a probability-weighted approach applied to potential outcomes and reflect:

•	estimated sales proceeds from the production and sale of recoverable ounces of gold contained in proven and probable reserves;

•	expected gold prices and currency exchange rates (considering historical and current prices, price trends and related factors);

•

expected future operating costs and capital expenditures to produce proven and probable gold reserves based on approved life-of-mine plans that assume current plant capacity, but exclude the impact of inflation; and

•	expected cash flows associated with value beyond proven and probable reserves, which include the expected cash outflows required to develop and extract the value beyond proven and probable reserves.

The impairment analysis first compares the total estimated cash flows on an undiscounted basis to the carrying amount of the asset, including goodwill, if any. If the undiscounted cash flows are less than the carrying amount of the asset, a second step is performed. The Group records a reduction of a group of assets to fair value as a charge to earnings if discounted expected future cash flows are less than the carrying amount. The Group estimates fair value by discounting the expected future cash flows using a discount factor, adjusted for inflation, that reflects the risk- free rate of interest for a term consistent with the period of expected cash flows.

Management’s estimate of future cash flows is subject to risk and uncertainties. It is therefore reasonably possible that changes could occur which may affect the recoverability of the Group’s mining assets.

Income Taxes
(e)	INCOME TAXES: Deferred taxation is calculated on the comprehensive basis using the balance sheet (assets and liabilities) approach. Deferred tax liabilities and assets are recognized by applying expected tax rates to the temporary differences existing at each reporting date between the tax values and their carrying amounts. These temporary differences are expected to result in taxable or deductible amounts in determining taxable profits for future periods when the carrying amount of the asset is recovered or the liability is settled. The effect on deferred tax of any changes in tax rates is recognized in net income or loss during the period in which the change occurs.

The principal temporary differences arise from depreciation on property, plant and equipment, provisions, unutilized capital allowances and tax losses carried forward. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets if it is more likely than not that such assets will not be realized.

The Group recognizes interest and penalties, if any, in net income or loss as part of income tax expense.

Gold Fields recognizes the tax benefit from an uncertain tax position only if it is more likely than not the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such positions are then measured based on the largest benefit that has a greater than 50% likelihood of being realized upon settlement. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

Non-Current Investments
(f)	NON-CURRENT INVESTMENTS: Non-current investments comprise (i) investments in listed companies which are classified as available-for-sale and are accounted for at fair value, with unrealized holding gains and losses excluded from earnings and reported as a separate component of shareholders’ equity; and (ii) investments in unlisted companies which are carried at their original costs as the directors believe that the original cost is not materially different from the fair value; (iii) monies in environmental trust fund; and (iv) equity method investments. Realized gains and losses are included in the determination of net income or loss.

Unrealized losses are included in the determination of net income or loss where it is determined that a decline, other than a temporary decline, in the value of the investment has occurred.

Materials Contained in Heap Leach Pads
(g)	MATERIALS CONTAINED IN HEAP LEACH PADS: The recovery of gold from certain oxide ores is best achieved through the heap leaching process. Under this method, ore is placed on leach pads where it is permeated with a chemical solution, which dissolves the gold contained in the ore. The resulting “pregnant” solution is further processed in a leach plant where the gold in solution is recovered. For accounting purposes, value is added to leach pads based on current mining costs, including applicable depreciation and amortization relating to mining operations. Value is removed from the leach pad as ounces are recovered in circuit at the leach plant based on the average cost per recoverable ounce of gold on the leach pad.

The engineering estimates of recoverable gold on the heap leach pads are calculated from quantities of ore placed on the pads (measured tonnes added to the leach pads), the grade of ore placed on the leach pads (based on assay data) and a recovery percentage (based on the leach process and the ore type). In general, the leach pad production cycles project recoveries of approximately 50% to 70% of the placed recoverable ounces in the first year of leaching, declining each year thereafter until the leaching process is completed.

Although the quantities of recoverable gold placed on the leach pads are reconciled by comparing the grades of ore placed on the pads to the quantities of gold actually recovered (metallurgical balancing), the nature of the leaching process inherently limits the ability to precisely monitor inventory levels. As a result, the metallurgical balancing process is constantly monitored and engineering estimates are refined based on actual results over time. Variations between actual and estimated quantities resulting from changes in assumptions and estimates that do not result in write-downs to market are accounted for on a prospective basis. The ultimate recovery of gold from the pad will not be known until the leaching process is terminated.

The current portion of leach pad inventories is determined based on engineering estimates of the quantities of gold at the reporting date that are expected to be recovered during the next twelve months.

Inventories
(h)	INVENTORIES: Inventories are valued at the lower of cost and market. The Group’s inventories comprise consumable stores, gold-in-process, gold bullion, ore stockpiles and mineral rights and are accounted for as follows:

Consumable stores: Consumable stores are valued at average cost, after appropriate provision for surplus and slow moving items.

Gold-in-process: Gold in-process inventories at the international operations represent materials that are currently in the process of being converted to a saleable product. Conversion processes vary depending on the nature of the ore and the specific mining operation, but include mill in-circuit, leach in-circuit, flotation and column cells, and carbon in-pulp inventories. In-process material is measured based on assays of the material fed to process and the projected recoveries of the respective plants.

In-process inventories are valued at the average cost of the material fed to process attributable to the source material coming from the mine, stockpile or leach pad plus the in-process conversion costs, including applicable depreciation relating to the process facility, incurred to that point in the process.

Gold bullion: Gold bullion inventories represent saleable gold ore or gold bullion and are valued at the average cost of the respective in-process inventories incurred prior to the refining process, plus refining costs.

Concentrates: Concentrate inventories represent concentrate available for shipment. The concentrate inventory is valued at the average cost, including an allocated portion of amortization. Costs are added to and removed from the concentrate inventory based on tons of concentrate and are valued at the lower of average cost and market value. Management’s determination of the gold and copper concentrate content and quantity depends on assay and laboratory results for the metal content and survey for the quantities.

Stockpiles: Stockpiles represent coarse ore that has been extracted from the mine that is available for further processing. Stockpiles are measured by estimating the number of tons (via truck counts and/or in-pit surveys of the ore before stockpiling) added and removed from the stockpile, the number of contained ounces (based on assay data) and the recovery percentage (based on the process for which the ore is destined). Stockpile tonnages are verified by periodic surveys. Stockpiles are valued based on mining costs incurred up to the point of stockpiling the ore, including applicable depreciation and amortization relating to mining operations. Value is added to a stockpile based on the current mining cost per ton plus applicable depreciation and amortization and removed at the average cost per recoverable ounce of gold in the stockpile.

Mineral rights: Mineral rights not linked to any specific operation are valued at the lower of cost and market value.

Financial Instruments
(i)	FINANCIAL INSTRUMENTS: Financial instruments carried on the balance sheet include cash and cash equivalents, investments, receivables, derivative financial instruments, accounts payable and accrued liabilities. The particular recognition method for each financial instrument item is disclosed in its respective significant accounting policy description.

Hedging
(j)	HEDGING: The Group accounts for its hedging activities in accordance with Accounting Standards

Codification, or ASC, guidance for derivative instruments and hedging activities.

Under ASC 815, all derivatives are recognized on the balance sheet at their fair value, unless they meet the criteria for the normal purchases normal sale exemption. On the date a derivative contract is entered into, the Group designates the derivative as (1) a hedge of the fair value of a recognized asset or liability (fair value hedge), (2) a hedge of a forecasted transaction (cash flow hedge), or (3) a hedge of a net investment in a foreign entity. Certain derivative transactions, while providing effective economic hedges under the Group’s risk management policies, do not qualify for hedge accounting.

Hedging activities are conducted in accordance with guidelines established by the Audit Committee which allow for the use of various hedging instruments.

Changes in the fair value of a derivative that is highly effective, and that is designated and qualifies as a fair value hedge, are recorded in net income or loss, along with the change in the fair value of the hedged asset or liability that is attributable to the hedged risk.

Changes in the fair value of a derivative that is highly effective, and that is designated and qualifies as a cash flow hedge, are recognized directly in shareholders’ equity. Amounts deferred in shareholders’ equity are included in net income or loss in the same period during which the hedged firm commitment or forecasted transaction affects net income or loss.

Recognition of derivatives which meet the criteria for the normal purchases normal sales exception under ASC 815 is deferred until settlement. Under these contracts, the Group must deliver a specified quantity of gold at a future date at a specified price to the contracted counter-party.

Hedges of net investment in foreign entities are accounted for similarly to cash flow hedges. Changes in the fair value of derivatives that do not qualify for hedge accounting are recognized in net income or loss, under the caption entitled gains and losses on financial instruments. The fair value recognized on the balance sheet is included under the caption financial instruments.

The Group formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking derivatives designed as hedges to specific assets and liabilities or to specific firm commitments or forecasted transactions. The Group also formally assesses, both at the hedge inception date and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.

Cash and Cash Equivalents
(k)	CASH AND CASH EQUIVALENTS: Cash and cash equivalents comprise cash on hand, demand deposits and investments in money market instruments. These are all highly liquid investments with a maturity of three months or less at the date of purchase.

The carrying amount of cash and cash equivalents is stated at cost which approximates fair value.

Trade Receivables
(l)	TRADE RECEIVABLES: Trade receivables are carried at anticipated realizable value. Estimates are made for doubtful debts based on a review of all outstanding amounts at period end. Irrecoverable amounts are written off during the period in which they are identified.

Provisions
(m)	PROVISIONS: Provisions are recognized when information is available prior to the issuance of the financial statements which indicates that it is probable that an asset has been impaired or a liability had been incurred at the date of the financial statements and the amount can be reasonably estimated.

Rehabilitation Costs
(n)	REHABILITATION COSTS: ASC 410 applies to legal obligations associated with the retirement of a long-lived asset that result from the acquisition, construction, development and/or the normal operation of a long-lived asset.

Under ASC 410 the Group records the fair value of a liability for an asset retirement obligation in the period in which it is incurred. When the liability is initially recorded, the Group correspondingly capitalizes the cost by increasing the carrying value of the related long-lived asset. Over time, the liability is increased (accretion) to reflect an interest element considered in its initial measurement at fair value, and the capitalized cost is amortized over the useful life of the related asset. Upon settlement of the liability, the Group will record a gain or loss if the actual cost incurred differs from the liability recorded.

Environmental liabilities, other than rehabilitation costs which relate to liabilities from specific events, are expensed as incurred.

Environmental Trust Funds
(o)	ENVIRONMENTAL TRUST FUNDS: Contributions are made to the Group’s trust funds, created in accordance with statutory requirements, to fund the estimated cost of pollution control, rehabilitation and mine closure at the end of the life of the Group’s South African mines. Contributions are determined on the basis of the estimated environmental obligation over the life of the mine. Income earned on monies paid to environmental trust funds is accounted for as investment income. The funds contributed to the trusts plus growth in the trust funds are included under investments on the balance sheet.

Employee Benefits
(p)	EMPLOYEE BENEFITS

(i)	PENSION AND PROVIDENT FUNDS: In South Africa, the Group operates a defined contribution retirement plan and contributes to a number of industry based defined contribution retirement plans. The retirement plans are funded by payments from employees and the Group.

Contributions to defined contribution funds are recognized in net income or loss as incurred.

(ii)	POST-RETIREMENT HEALTH CARE COSTS: Medical coverage is provided through a number of schemes. Post-retirement health care in respect of existing employees is recognized as an expense over the remaining service lives of the relevant employees.

The Group has an obligation to provide medical benefits to certain of its pensioners and dependents of ex-employees. These liabilities are unfunded and have been provided in full, calculated on an actuarial basis.

Valuation of these obligations is carried out annually by independent actuaries using appropriate mortality tables, long-term estimates of increases in medical costs and appropriate discount rates.

(iii)	SHARE-BASED COMPENSATION PLANS: Compensation costs recognized in fiscal 2012, 2011, six months ended December 31, 2010 and fiscal 2010 include: a) compensation cost for all share-based payments granted prior to, but not yet vested as of July 1, 2005, based on the grant-date fair value estimated in accordance with the original provisions of ASC 718, Accounting for Stock- Based Compensation, and b) compensation cost for all share-based payments granted subsequent to June 30, 2005, based on the grant-date fair value estimated in accordance with the provisions of ASC 718, Stock-Based Compensation.

Revenue Recognition
(q)	REVENUE RECOGNITION: Revenue arising from gold and by-product sales is recognized when the risks and rewards of ownership and title pass to the buyer under the terms of the applicable contract, the pricing is fixed and determinable and collectability is reasonably assured. Sales revenue excludes value-added tax but includes the net profit and losses arising from hedging transactions from matched gold sales contracts, which are designated as normal sales contracts.

Contracts for the sale of copper concentrate are provisionally priced - that is, the selling price is subject to final adjustment at the end of a period normally ranging from 30 to 90 days after delivery to the customer, based on market prices at the relevant quotation points stipulated in the contract.

Revenue on provisionally priced copper concentrate sales is recorded on the date of shipment, net of refining and treatment charges, using the forward London Metal Exchange price to the estimated final pricing date, adjusted for the specific terms of the relevant agreement. Variations between the price used to recognize revenue and the actual final price received can be caused by changes in prevailing copper and gold prices and result in an embedded derivative. The host contract is the receivable from the sale of copper concentrate at the forward London Metal Exchange price at the time of sale. The embedded derivative, which does not qualify for hedge accounting, is marked-to-market each period until final settlement occurs, with changes in fair value classified as provisional price adjustments and included as a component of revenue while the contract itself is recorded in accounts receivable.

Dividend Income
(r)	DIVIDEND INCOME: Dividends are recognized when the right to receive payment is established.

Interest Income
(s)	INTEREST INCOME: Interest is recognized on a time proportion basis taking account of the principal outstanding and the effective rate to maturity on the accrual basis.
Dividend Declared	(t)
DIVIDENDS DECLARED: Dividends proposed are recognized only when the dividends are declared. Dividends are payable in South African Rand.

Segment Reporting
(u)	SEGMENT REPORTING: The Group is a gold mining company operating geographically in South Africa, Ghana, Australia and Peru. The business segments comprise geographical operations based on locations and operating units.

Earnings (Loss) Per Share
(v)	EARNINGS/(LOSS) PER SHARE is calculated based on the net income/(loss) divided by the weighted average number of common shares in issue during the period. Diluted earnings/(loss) per share is presented when the inclusion of potential ordinary shares has a dilutive effect on earnings/ (loss) per share.

Reclassifications
(w)
RECLASSIFICATIONS: Share-based compensation in prior periods has been reclassified into respective expense captions where compensation costs of underlying employees are ordinarily classified. The reclassification has been made to conform with guidance SAB Topic 14.F.

Recently Adopted Accounting Pronouncements
(x)	RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS

Revenue recognition

In October 2009, the Accounting Standards Codification, or ASC guidance, related to revenue recognition: multiple-deliverable revenue arrangements was updated. The update specifies multiple-deliverable revenue arrangements will be separated in more circumstances than under existing U.S. GAAP requirements. It establishes a selling price hierarchy and requires significant expansion of disclosures relating to multiple-deliverable revenue arrangements. The amendments in this update are effective prospectively for revenue arrangements entered into or modified in fiscal years beginning on or after June 15, 2010. The updated guidance did not impact the Group’s financial statements.

In April 2010, the ASC guidance related to revenue recognition: milestone method of revenue recognition was updated. The amendments provide guidance on the criteria that should be met for determining whether the milestone method of revenue recognition is appropriate. The amendments are effective on a prospective basis for milestones achieved in fiscal years, and interim periods within those years beginning on or after June 15, 2010. The updated guidance did not impact the Group’s financial statements.

Fair value measurements

In January 2010, the ASC guidance related to fair value measurement: improving disclosures about fair value measurements was updated, providing amendments to the guidance which requires entities to disclose separately the amounts of significant transfers in and out of Level 1 (unadjusted quoted prices in active markets that are accessible at the measurement date for identical unrestricted assets or liabilities) and Level 2 (Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly for substantially the full term of the asset or liability) fair value measurements and describe the reasons for the transfers. In addition, entities are required to present separately information about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). The disclosures related to Level 1 and Level 2 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2009. The disclosures related to Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Except for presentation changes, the updated guidance did not have an impact on the Group’s financial statements.

During May 2011, the ASC guidance related to fair value measurement: amendments to achieve common fair value measurement and disclosure requirements in U.S. GAAP and IFRS was issued. The new standards do not extend the use of fair value but, rather, provide guidance about how fair value should be applied where it already is required or permitted under IFRS or U.S. GAAP. For U.S. GAAP, most of the changes are clarifications of existing guidance, additional disclosure requirements to the financial statements or wording changes to align with IFRS. The updated guidance did not, materially impact Gold Fields’ financial statements.

Derivatives and hedging

During March 2010, the ASC guidance related to derivatives and hedging: scope exception related to embedded credit derivatives was updated. The amendments clarify the scope exceptions related to embedded credit derivatives. The amendments are effective from the first fiscal quarter beginning after June 15, 2010. The updated guidance did not impact the Group’s financial statements.

Compensation - stock compensation

During April 2010, the ASC guidance related to compensation - stock compensation: effect of denominating the exercise price of a share-based payment awarded in the currency of the market in which the underlying equity security trades was updated. The update clarifies that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trades should not be considered to contain a condition that is not a market, performance, or service condition. Therefore, an entity would not classify such an award as a liability if it otherwise qualifies as equity. The amendments are effective for those fiscal years, and interim periods within those fiscal years beginning on or after December 15, 2010. The updated guidance did not impact the Group’s financial statements.

Intangibles - goodwill and other

In December 2010, the ASC guidance related to intangibles - goodwill and other: when to perform step 2 of the goodwill impairment test for reporting units with zero or negative carrying amounts relating to goodwill testing was updated. The update modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. For public entities, the update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. The updated guidance did not impact the Group’s financial statements.

Comprehensive income

During June 2011, the ASC guidance related to comprehensive income: presentation of comprehensive income was updated. The amendments provide an entity with the option to present the components of net income and comprehensive income in either one or two consecutive financial statements. The amendments eliminate the option in U.S. GAAP to present other comprehensive income in the statement of changes in equity. An entity should apply the ASU retrospectively. In December 2011, the FASB decided to defer the effective date of those changes in ASU 2011-05 that relate only to the presentation of reclassification adjustments in the statement of income by issuing ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive income in Accounting Standards Update 2011-05. The updated guidance impacted Gold Fields’ order of its primary financial statements.

Intangibles: Goodwill

During September 2011, the ASC guidance related to intangibles: goodwill and other: testing goodwill for impairment was updated. The amendments permit an entity to make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount before applying the two-step goodwill impairment test. If an entity concludes it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, it need not perform the two-step impairment test. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The updated guidance did not impact Gold Fields’ financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

Recently issued accounting pronouncements not yet adopted

Balance sheet

During December 2011, the ASC guidance related to disclosures about offsetting assets and liabilities was updated. The amendments require an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under IFRS. The amendments are effective for annual periods beginning January 1, 2013, and interim periods within those annual periods. Retrospective application is required. The Group will implement the provisions of ASU 2011-11 as of January 1, 2013. Gold Fields does not expect that the updated guidance will impact its financial statements.

Comprehensive Income

In February 2013, the ASC guidance related to reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income was updated. The amendments require an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income, either on the face of the statement of operations or in the notes, if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income in the same reporting period. For other amounts not required by U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures which provide additional information about the amounts. The guidance is effective prospectively for reporting periods beginning after December 15, 2012. As this guidance provides only presentation requirements, the adoption of this standard will not impact Gold Fields’ results of operations, cash flows or financial position.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Depreciation of Non-Mining Assets
DEPRECIATION OF NON-MINING ASSETS: Other non-mining assets are recorded at cost and depreciated on a straight-line basis over their expected useful lives as follows:

Vehicles	—	20.0%
Computers	—	33.3%
Furniture and Equipment	—	10.0%

Impairment of Assets (Tables)	12 Months Ended
Dec. 31, 2012
Impairment Of Assets

	Fiscal Year Ended December 31,		Six Months Ended December 31,	Fiscal Year Ended June 30,
	2012	2011	2010	2010
Materials contained on heap leach pad (1)	19.2	—	—	—
Property, plant and equipment (2)	14.5	9.5	—	—
Biox - property, plant and equipment (3)	7.9	—	—	—

	41.6	9.5	—	—

(1)	The charge of $19.2 million relates to a write-down to market value in Australia due to the cessation of the heap leach at St. Ives.
(2)	The impairment charge in fiscal 2012 consisted of a $10.1 million impairment of heap leach assets in Australia due to the cessation of the heap leach at St. Ives and $4.4 million impairment of heavy mining machinery in Ghana. The impairment charge in fiscal 2011 resulted from the decision to reassess the optimal processing methodology for the oxides at Cerro Corona, where the focus was on the evaluation of a heap leach operation to capture the value inherent in the oxide instead of a stand-alone oxide plant; the evaluation costs of which were written off in 2011.
(3)	The Group impaired its patented technology, known as the Biox process, which is used for the pretreatment of refractory ores and concentrates prior to gold recovery through conventional cyanide leaching techniques. The Group entered into an agreement to sell its Biox technology in 2013.

Finance Expense (Tables)	12 Months Ended
Dec. 31, 2012
Finance Expenses

	Fiscal Year Ended December 31,		Six Months Ended December 31,	Fiscal Year Ended June 30,
	2012	2011	2010	2010
Interest expense - preference share dividend	—	(1.3)	(3.1)	(5.9)
Interest expense - other	(83.1)	(62.3)	(33.3)	(65.8)

Total finance expense	(83.1)	(63.6)	(36.4)	(71.7)
Capitalized interest	13.0	9.3	4.7	6.5

	(70.1)	(54.3)	(31.7)	(65.2)

Income And Mining Tax Expense (Tables)	12 Months Ended
Dec. 31, 2012
Income and Mining Tax Expense
Fiscal Year Ended December 31,		Six Months Ended December 31,	Fiscal Year Ended June 30,
	2012	2011	2010	2010
Current income taxes
South Africa	(72.4)	(108.3)	(39.0)	(67.7)
Ghana	(170.6)	(180.5)	(73.4)	(98.6)
Australia	(64.1)	(35.9)	—	(16.5)
Peru	(104.7)	(111.7)	(47.1)	(51.2)

Current income and mining taxes	(411.8)	(436.4)	(159.5)	(234.0)

Deferred income taxes
South Africa	149.6	(70.1)	44.9	(58.6)
Ghana	(36.8)	(12.0)	4.5	(28.1)
Australia	(4.8)	(51.3)	(22.9)	(12.3)
Peru	11.9	17.8	(0.8)	(25.4)

Deferred income and mining taxes	119.9	(115.6)	25.7	(124.4)

Total income and mining taxes	(291.9)	(552.0)	(133.8)	(358.4)

Pre-Tax Income Before Impairment of Equity Investee and Share of Equity Investee's Share of Losses

The Company’s pre-tax income before impairment of equity investee and share of equity investees’ share of losses comprise:

	Fiscal Year Ended December 31,		Six Months Ended December 31,	Fiscal Year Ended June 30,
	2012	2011	2010	2010
South Africa	113.9	378.5	(221.0)	192.0
Ghana	441.6	624.9	216.8	343.1
Australia	156.5	258.8	77.3	55.7
Peru	259.6	241.1	139.4	164.6
British Virgin Islands	24.5	4.5	(17.7)	96.0

	996.1	1,507.8	194.8	851.4

Major Items Causing Income Tax Provision to Differ from South African Mining Statutory Rate
Fiscal Year Ended December 31,		Six Months Ended December 31,	Fiscal Year Ended June 30,
	2012	2011	2010	2010
South African mining tax on mining income, an income tax, is determined on a formula basis which takes into account the profit and revenue from mining operations during the period. Non-mining income is taxed at a standard rate. Deferred tax is provided at the estimated effective mining tax rate on temporary differences. The applicable tax rates are:
South Africa:
Mining statutory rate	34.0%	43.0%	43.0%	43.0%
Non-mining income standard tax rate	28.0%	35.0%	35.0%	35.0%
Non-mining companies	28.0%	28.0%	28.0%	28.0%
Ghana	35.0%	25.0%	25.0%	25.0%
Australia	30.0%	30.0%	30.0%	30.0%
Peru	30.0%	30.0%	35.6%	35.6%
Major items causing the Group’s income tax provision to differ from the South African mining statutory rate were:
Tax on income before tax, impairment of investment in equity investee and share of equity investees’ profits/(losses) at South African mining statutory rate	(338.7)	(648.4)	(83.7)	(366.1)
Rate adjustment to reflect company tax rates	17.8	239.2	74.3	62.7
South African mining tax formula rate adjustment	34.5	11.9	10.4	16.6
Valuation allowance raised against deferred tax assets	—	—	—	(8.3)
Reversal of valuation allowance previously raised against deferred tax assets[3]	58.2	22.0	10.3	0.1
Non taxable income/non deductible expenditure[1]	(116.1)	(199.0)	(197.6)	27.4
South African capital gains tax	—	—	—	(23.9)
Royalties[2]	—	—	—	(71.6)
Deferred tax adjustment on changes in tax rates at the South African and Ghanaian operations (2011: Peruvian operation and for six months ended December 31, 2010: South African operations)	73.7	9.1	61.3	—
Other	(21.3)	13.2	(8.8)	4.7

Income and mining tax expense	(291.9)	(552.0)	(133.8)	(358.4)

1)	The $116.1 million (fiscal year ended December 31, 2011: $199.0 million, six months ended December 31, 2010: $197.6 million) non-deductible expenditure comprises mainly $23.8 million (fiscal year ended December 31, 2011: $24.5 million, six months ended December 31, 2010: $11.6 million) share-based-compensation, $nil million (fiscal year ended December 31, 2011: $nil million, six months ended December 31, 2010: $128.0 million) empowerment transaction costs and $74.4 million (fiscal year ended December 31, 2011: $92.8 million, six months ended December 31, 2010: $25.9 million) exploration, feasibility and evaluation costs. There are no other individually significant amounts included in this line item.
2)	The classification of royalty expense at the Group’s operations requires judgement, particularly at the Groups’ South African and Ghanian operations, where the percentages to be applied in calculating royalties are influenced by the expenses incurred in generating those product sales (and therefore the profitability of the operations). In light of the continued increase in royalties at the Group’s international operations, and the fact that changes to the calculation of royalties in Ghana, representing the largest component of consolidated royalty expense, changed to a predetermined 5% of product sales (regardless of the operating margin), Gold Fields changed the classification of royalty expense in its consolidated financial statements from a component of “income and mining taxes” to “other expenses” in its consolidated statements of operations starting with the six months ended December 31, 2010. Given the change in circumstances, Gold Fields considered it appropriate to change the presentation on a prospective basis.
3)	During fiscal year ended December 31, 2012, the Group reversed a portion of the valuation allowance against unredeemed capital expenditure and net operating losses to the extent that there is sufficient future taxable income. In making this determination, the Group analyzed, amongst other things, the recent history of earnings and cashflows, forecasts of future earnings, the nature and timing of future deductions and benefits represented by deferred tax assets and the cumulative earnings for the last three years.
4)	No provision is made for the income tax effect that may arise on the remittance of unremitted earnings by certain foreign subsidiaries. It is management’s intention that these earnings will be permanently re-invested into future capital expansion projects, maintenance capital and ongoing working capital funding requirements. In the event that the Group repatriated these earnings, income taxes and withholding taxes may be incurred. The determination of such taxes is subject to various complex calculations and accordingly, the Group has determined that it is impractical to estimate the amount of deferred tax liability on such unremitted earnings.
5)	The Group does not have any uncertain tax benefits which will more likely than not result in changes to tax liabilities.

Deferred Income and Mining Tax Liabilities and Assets

	December 31, 2012	December 31, 2011
Deferred income and mining tax liabilities and assets on the balance sheet as of December 31, 2012 and 2011 relate to the following:
Deferred income and mining tax liabilities
Mining assets	1,608.0	1,803.8
Investments held by environmental trust funds	45.3	77.3
Inventory	15.3	9.3
Other	13.1	45.8

Gross deferred income and mining tax liabilities	1,681.7	1,936.2

Provisions, including rehabilitation accruals	(144.6)	(149.0)
Tax losses	(183.0)	(278.1)
Unredeemed capital expenditure	(782.9)	(630.0)
Other	—	(3.7)

Gross deferred income and mining tax assets	(1,110.5)	(1,060.8)
Valuation allowance for deferred tax assets	324.4	152.4

Total deferred income and mining tax assets	(786.1)	(908.4)

Total deferred income and mining tax liabilities	895.6	1,027.8
Less: short term portion of deferred income and mining tax (included in accounts payable and provisions)	(17.9)	(8.4)

Long-term portion of deferred income and mining tax liabilities	877.7	1,019.4

Classified as:
Long-term liabilities	(901.8)	(1,019.4)
Long-term assets	24.1	—

Valuation Allowance for Deferred Tax Assets

The valuation allowance relates primarily to net operating loss carry-forwards for the entities below, except for Living Gold (Pty) Limited, and GFI Joint Venture Holdings, or GFIJVH, which also include unredeemed capital expenditure.

	December 31, 2012	December 31, 2011
Orogen Investments SA (Luxembourg)	37.9	39.2
Gold Fields Arctic Platinum Oy	28.8	30.3
Living Gold (Pty) Limited	4.8	3.9
Gold Fields Operations	—	33.2
GFI Joint Venture Holdings	252.3	44.6
Other	0.6	1.2

	324.4	152.4

Unredeemed Capital Expenditure and Tax Loss Carry Forwards

As at December 31, 2012 and December 31, 2011 the Group had unredeemed capital expenditure and tax loss carry forwards available for deduction against future mining income at its operations as follows:

	December 31, 2012	December 31, 2011
Unredeemed capital expenditure:
Gold Fields Operations	724.3	608.4
GFI Joint Venture Holdings	1,885.4	1,049.4

	2,609.7	1,657.8

Estimated Capital Allowances

The estimated capital allowances do not have an expiration date. Gold Fields La Cima, or La Cima, currently has no tax losses available for utilization against future profits.

	December 31, 2012	December 31, 2011
Calculated tax losses:
Gold Fields Operations	404.9	484.4
GFI Joint Venture Holdings	—	12.6
Gold Fields Group Services (Pty) Limited	15.2	10.0
Golden Oils (Pty) Limited	—	1.2
Agrihold (Pty) Limited	2.1	1.9
Golden Hytec Farming (Pty) Limited	—	1.1
Living Gold (Pty) Limited	17.1	14.1

	439.3	525.3

Tax Years Open for Assessments

Tax years open for assessments
South Africa (1)	2001 - 2011
Ghana (2)	All years open
Australia (3)	2002 - 2011
Peru (4)	2005 - 2011

Notes:

(1)	The South African Tax legislation allows the Revenue Authorities to reopen assessments issued for a period of up to 3 years after the assessments were issued.
(2)	The Ghanaian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity for any year without limitation to the years which may be reassessed.
(3)	The Australian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity in the last four years, as from the date the tax returns have been filed.
(4)	The Peruvian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity in the last four years, as from the date the tax returns have been filed.

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share
Fiscal Year Ended December 31,			Six Months Ended December 31,		Fiscal Year Ended June, 30
	2012	2011		2010		2010
BASIC EARNINGS PER SHARE
Net income attributable to Gold Fields shareholders	654.3	881.5		12.6		391.0
Shares outstanding - beginning of year	723,735,186	720,796,887		705,903,511		704,749,849
Weighted average number of shares issued	3,724,271	1,579,341		5,108,162		614,351

Weighted average number of shares issued at the end of the year	727,459,457	722,376,228		711,011,673		705,364,200

Basic earnings per share	0.90	1.22		0.02		0.55

DILUTED EARNINGS PER SHARE
Net income attributable to Gold Fields shareholders	654.3	881.5		12.6		391.0
Weighted average number of shares issued at the end of the year	727,459,457	722,376,228		711,011,673		705,364,200
Effect of dilutive securities	3,264,493	8,411,270		8,677,377		9,185,642

	730,723,950	730,787,498		719,689,050		714,549,842

Diluted earnings per share	0.90	1.21		0.02		0.55

Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Receivables

	December 31, 2012	December 31, 2011
Product sale trade receivables	240.6	169.7
Other trade receivables	32.8	23.7
Deposits	0.5	0.1
Value added tax	69.3	65.3
Interest receivable	0.4	0.4
Payroll debtors	11.3	12.6
Prepayments (1)	138.9	198.0
Other	28.9	13.6

	522.7	483.4

(1)	Includes $7.0 million for the Bezant’s Mankayan Project (December 31, 2011: $120.0 million for the FSE project and $7.0 for Bezant).

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories

	December 31, 2012	December 31, 2011
Ore stockpiles	76.5	63.7
Gold in-process	29.7	26.9
Consumable stores	295.2	205.5
Other	0.7	1.6

	402.1	297.7

Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment

	December 31, 2012	December 31, 2011
Cost	12,868.5	12,083.9
Accumulated depreciation and amortization	(5,479.6)	(5,067.1)

	7,388.9	7,016.8

Mining properties, mine development costs, mine plant facilities and mineral interests	6,344.5	6,021.3
Asset retirement costs	119.3	112.3
Other non-mining assets	925.1	883.2

	7,388.9	7,016.8

Included in property, plant and equipment is cumulative capitalized interest, net of amortization, relating to the following assets:

	December 31, 2012	December 31, 2011
South African operations	45.5	32.5
Tarkwa Mine	13.5	14.4
Cerro Corona	71.6	75.4

	130.6	122.3

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill

	December 31, 2012	December 31, 2011
Balance at beginning of the year	1,075.4	1,295.2
Translation adjustment	(55.3)	(219.8)

Balance at end of the year	1,020.1	1,075.4

Non-Current Investments (Tables)	12 Months Ended
Dec. 31, 2012
Non-Current Investments

	December 31, 2012	December 31, 2011
Listed investments (a)	36.2	77.3
Unlisted investments	1.3	2.6
Investments held by environmental trust funds (b)	165.3	161.5
Equity investees (c)	254.4	28.2
Other investments	0.8	2.6

	458.0	272.2

(a) Listed investments mainly consist of:

	December 31, 2012		December 31, 2011
	Number of shares	Market value, $ per share	Number of shares	Market value, $ per share
Northam Platinum	7,820,169	4.55	7,820,169	3.75
Radius Gold Incorporated	3,625,124	0.22	3,625,124	0.23
Gran Columbia Gold Corporation	1,585,274	0.36	1,585,274	0.40
Evolution Mining Limited	—	—	15,535,016	1.62
GoldQuest Mining Corporation	—	—	13,962,500	0.08
Atacama Pacific Gold Corporation	—	—	4,945,598	3.79

Details of the listed investments are as follows:

	December 31, 2012	December 31, 2011
Fair value	36.2	77.3
Less: Cost	24.8	68.4

Net unrealized gain	11.4	8.9

The net gain comprises:
Gross unrealized gains	11.7	15.2
Gross unrealized losses	(0.3)	(6.3)

	11.4	8.9

The gross unrealized loss comprises the following number of equity instruments none of which have been in a continuous unrealized loss position for more than 12 months:	4	8

Realized gain reclassified from equity on disposal of listed investments ($ million)	14.7	12.8

(b)	The environmental trust funds are irrevocable trusts under the Group’s control. The monies in the trusts are invested primarily in interest bearing short-term (money market), government and other corporate bond investments and the costs of these investments approximate their fair value. The investments provide for the estimated cost of rehabilitation during and at the end of the life of the Group’s South African mines. While the asset is under the Group’s control, it is not available for the general purposes of the Group. All income from this asset is reinvested or spent to meet these obligations. These obligations are described in note 15, “Provision for Environmental Rehabilitation”.

(c)	Equity investees comprise the following:

		Ownership %		Market value
Investment	Description of business	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Far South East	Exploration	40.0	—	*	*
Rusoro Mining Limited	Gold mining	26.4	26.4	6.3	13.1
Rand Refinery Limited	Refining of gold bullion and by-products	34.9	34.9	*	*
Timpetra Resources Limited	Resource exploration	21.8	21.8	1.0	1.2
*	- Not readily determinable

Rusoro Mining Limited
Carrying Value of Equity Investment

The carrying value of the equity investment in Rusoro Mining Limited, or Rusoro:

	December 31, 2012	December 31, 2011
Opening balance	13.2	20.0
Share of losses recognized (1)	(13.4)	—
Impairment	—	(6.8)
Other comprehensive income	0.2	—

Closing balance	—	13.2

(1)	The results of Rusoro for the Gold Fields’ fiscal year ended December 31, 2012 are for the twelve months to September 2012 (December 31, 2011: nine months ended September 30, 2011).

Rand Refinery Limited
Carrying Value of Equity Investment

The carrying value of the equity investment in Rand Refinery Limited, or Rand Refinery:

	December 31, 2012	December 31, 2011
Opening balance	12.9	10.2
Share of profits recognized	12.0	5.0
Translation	(1.2)	(2.3)

Closing balance	23.7	12.9

Far Southeast (FSE) Deposit
Carrying Value of Equity Investment

Far South East Gold Resources Incorporated has a 31 December year end and has been equity accounted since April 1, 2012.

	December 31, 2012	December 31, 2011
Gold Fields interest in FSE on December 31, 2012 was 40.0%.
Opening balance	—	—
Investment	230.0	—
Equity contribution	50.1	—
Share of losses recognized	(50.1)	—

Closing balance	230.0	—

Accounts Payable And Provisions (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable and Provisions

	December 31, 2012	December 31, 2011
Trade payables	220.5	196.3
Accruals	352.0	301.1
Payroll and other compensation	57.8	67.5
Leave pay accrual	73.8	68.3
Dividends payable	—	3.0
Short-term portion of the South Deep Dividend liability	2.3	3.4
Short term portion of deferred income and mining tax	17.9	8.4
Other	27.6	21.9

	751.9	669.9

Short-Term And Long-Term Loans (Tables)	12 Months Ended
Dec. 31, 2012
Long Term Loans

	December 31, 2012	December 31, 2011
Collateralized
- Split-tenor revolving credit facility (a)	—	500.0
- $500 million syndicated revolving credit facility (b)	104.0	—
- Preference shares (c)	—	—
- Scrip loan (d)	—	—
- Non-revolving Senior Secured Term Loan (e)	110.0	150.0
- $1 Billion Notes Issue (f)	988.8	987.7
- $1 Billion syndicated revolving credit facility (g)	666.0	220.0
- $60 million senior secured revolving credit facility (h)	—	50.0
Uncollateralized
- Domestic Medium Term Notes Program (i)	—	—
- Other loans (j)	492.4	—

	2,361.2	1,907.7
Short-term loans and current portion of long-term loans *	(40.0)	(547.0)

Total long-term loans	2,321.2	1,360.7

*	- The maturity of the loans has been updated to reflect post year end refinancing terms.

Combined Aggregate Maturities of Short- and Long-Terms Loans

The combined aggregate maturities of short and long-term loans for each of the next five years at December 31, 2012 is tabulated below:

Maturity	December 31, 2012	December 31, 2011
1 year	40.0	547.0
2 years	532.4	48.0
3 years	750.0	75.0
4 years	50.0	30.0
5 years and thereafter	1,000.0	1,207.7

	2,372.4	1,907.7

Split tenor revolving credit facility
Long Term Loans

	December 31, 2012	December 31, 2011
Opening balance	500.0	—
Loans advanced, net of transaction costs	—	540.0
Loan repayments	(500.0)	(40.0)

Closing balance	—	500.0

$500 million Syndicated Revolving Credit Facility
Long Term Loans

	December 31, 2012	December 31, 2011
Opening balance	—	—
Loans advanced	244.0	—
Loan repayments	(140.0)	—

Closing balance	104.0	—

Preference shares
Long Term Loans

	December 31, 2012	December 31, 2011
Opening balance	—	91.4
Preference share dividend	—	1.3
Redemptions	—	(90.0)
Other	—	(2.3)
Translation	—	(0.4)

Closing balance	—	—

Scrip Loan
Long Term Loans

	December 31, 2012	December 31, 2011
Opening balance	—	21.4
Interest	—	0.3
Loans advanced	—	18.2
Loans repaid	—	(39.6)
Translation	—	(0.3)

Closing balance	—	—

Non-revolving Senior Secured Term Loan
Long Term Loans

	December 31, 2012	December 31, 2011
Opening balance	150.0	190.0
Loans repaid	(40.0)	(40.0)

Closing balance	110.0	150.0

$1 Billion Notes Issue
Long Term Loans

	December 31, 2012	December 31, 2011
Opening balance	987.7	986.6
Unwinding of transaction costs	1.1	1.1

Closing balance	988.8	987.7

R1 billion syndicated revolving credit facility
Long Term Loans

	December 31, 2012	December 31, 2011
Opening balance	220.0	—
Loans advanced	666.0	483.0
Repayments	(220.0)	(263.0)
Translation	—	—

Closing balance	666.0	220.0

$60 million senior secured revolving credit facility
Long Term Loans

	December 31, 2012	December 31, 2011
Opening balance	50.0	—
Loans advanced	23.0	70.0
Repayments	(73.0)	(20.0)

Balance at close	—	50.0

Domestic Medium Term Notes Program
Long Term Loans

	December 31, 2012	December 31, 2011
Opening balance	—	108.9
Settlements	—	(105.3)
Translation	—	(3.6)

Balance at close	—	—

Other loans
Long Term Loans

	December 31, 2012	December 31, 2011

Opening balance	—	—
Loans advanced	518.0	56.7
Loans repaid	(2.9)	(56.7)
Translation	(22.7)	—

Closing balance	492.4	—

Provision For Environmental Rehabilitation (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation of Total Liability for Environmental Rehabilitation

The following is a reconciliation of the total liability for environmental rehabilitation:

	December 31, 2012	December 31, 2011
Provision for environmental rehabilitation
Opening balance	336.9	324.4
Addition to liabilities	18.1	18.7
Liabilities settled	(2.7)	(1.7)
Accretion of liability	28.2	24.9
Foreign currency translation adjustment	(6.9)	(29.4)

Balance at close	373.6	336.9

Provision For Post-Retirement Health Care Costs (Tables)	12 Months Ended
Dec. 31, 2012
Accured Post-Retirement Health Care Costs

	December 31, 2012	December 31, 2011
Gold Fields Group (excluding South Deep) accrued post-retirement health care costs (a)	2.1	2.1
South Deep accrued post-retirement health care costs (b)	—	—

Gold Fields Group accrued post-retirement health care costs	2.1	2.1

Gold Fields Group (excluding South Deep)
Funded Status and Amounts Recognized for Post-Retirement Health Care Costs

The following table sets forth the funded status and amounts recognized by the Group (excluding South Deep) for post-retirement health care costs:

	December 31, 2012	December 31, 2011
Actuarial present value	2.1	2.1
Plan assets at fair value	—	—

Accumulated benefit obligation in excess of plan assets	2.1	2.1
Prior service costs	—	—
Unrecognized net (gain)/loss	—	—

Post-retirement health care liability	2.1	2.1

The following is a reconciliation of the benefit obligation:
Balance at beginning of year	2.1	2.6
Service costs	0.2	0.1
Contributions paid	(0.1)	(0.2)
Foreign currency translation adjustment	(0.1)	(0.4)

Balance at end of year	2.1	2.1

South Deep Gold Mine
Net Periodic Benefit Cost

	December 31, 2012	December 31, 2011	December 31, 2010	June 30, 2010
The net periodic benefit cost is explained as follows:
Service costs	0.2	0.1	(0.1)	0.9

Net periodic benefit cost	0.2	0.1	(0.1)	0.9

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Assumptions used to Value Options

The Group used the Black Scholes Model to value the SARS under the Gold Fields 2005 Share Plan. The inputs to the model for awards granted during the period were as follows:

	Fiscal Year Ended December 31,	Fiscal Year Ended December 31,	Six Months Ended December 31,	Fiscal Year Ended June 30,
	2012	2011	2010	2010
Weighted average exercise price - Rand	—	119.17	93.89	90.84
Weighted average expected volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	—	46.4%	50.2%	52.0%
Expected term (years)	—	5.90	3.0 - 4.2	3.0 - 4.2
Long-term expected dividend yield	—	1.70%	1.00%	1.00%
Weighted average risk free interest rate	—	6.90%	6.90%	7.90%
Weighted average fair value - Rand	—	51.66	55.06	43.82

The Group used the Monte-Carlo Simulation to value the PVRS under the Gold Fields 2005 Share Plan and the Gold Fields Limited 2005 Non-executive Director Share Plan. The inputs to the model for awards granted during the year were as follows:

	Fiscal Year Ended December 31,	Fiscal Year Ended December 31,	Six Months Ended December 31,	Fiscal Year Ended June 30,
	2012	2011	2010	2010
Weighted average expected volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	—	64.1%	50.1%	50.4%
Expected term (years)	—	3.0	3.0	3.0
Historical dividend yield	—	1.70%	1.90%	1.40%
Weighted average risk free interest rate (based on U.S. interest rate)	—	0.20%	0.20%	0.20%
Weighted average fair value - Rand	—	206.27	191.38	155.78

Details of Performance Vesting Restricted Shares and Share Appreciation Rights Granted under Share Plan

Details of the PVRS and SARS granted under this Plan are as follows:

	Number of PVRS	Number of SARS	Average price
			Rand	$
Outstanding at June 30, 2009	6,831,964	4,609,626	111.50	13.83
Granted during the year	3,177,552	1,564,217	90.84	11.98
Exercised and released	(341,309)	—	—	—
Forfeited	(619,793)	(513,571)	109.40	14.43
Conditions for vesting not met	(609,751)	—	—	—

Outstanding at June 30, 2010	8,438,663	5,660,272	106.00	14.00
Granted during the period	381,115	307,070	103.66	14.52
Exercised and released	(355,779)	(13,329)	103.07	14.44
Forfeited	(753,918)	(683,416)	104.01	14.57
Conditions for vesting not met	(60,000)	—	—	—

Outstanding at December 31, 2010	7,650,081	5,270,597	105.53	15.63
Granted during the period	3,165,342	1,638,484	119.17	16.51
Exercised and released	(2,559,552)	(1,247,317)	111.06	15.38
Forfeited	(886,759)	(631,621)	110.69	15.33

Outstanding at December 31, 2011	7,369,112	5,030,143	107.91	13.27
Exercised and released	(1,798,082)	(259,455)	106.36	12.99
Forfeited	(584,814)	(451,779)	117.14	14.30

Outstanding at December 31, 2012	4,986,216	4,318,909	107.37	12.53

Directors Affected by Gold Fields Management Scheme Modification

The following executive directors were affected by the modification:

	Number of options	Average instrument price (cps) R	Average instrument price (cps) $	Contractual life extended by (years)
NJ Holland	49,000	109.66	12.80	0.06
PA Schmidt	43,310	108.67	12.68	0.06

Summarize Information relating to Options Outstanding

The following tables summarize information relating to the options outstanding at December 31, 2012.

	Outstanding options
	Price range		Number of options	Contractual life	Weighted average exercise price
	Rand	$		(in years)	Rand	$
Range of prices	60.00 - 84.99	7.00 - 9.92	3,400	1.95	69.48	8.11
	85.00 - 109.99	9.93 - 12.83	2,625,234	2.52	99.45	11.60
	110.00 - 134.99	12.84 - 15.75	1,652,471	3.72	119.65	13.96
	135.00 - 159.99	15.76 - 18.67	37,804	5.01	136.29	15.90

Total			4,318,909	3.00	107.48	12.53

Options Granted under Gold Fields Management Incentive Scheme

Details of the options granted under the GF Management Incentive Scheme are as follows:

	Number of Options	Average option price
		Rand	$
Outstanding at June 30, 2009	2,304,421	77.20	9.58
Exercised and released	(778,172)	74.62	9.84
Forfeited	(173,616)	97.01	12.80

Outstanding at June 30, 2010	1,352,633	76.15	10.06
Exercised and released	(348,430)	75.40	10.56
Forfeited	(27,670)	96.06	13.45

Outstanding at December 31, 2010	976,533	75.85	11.24
Exercised and released	(614,340)	72.33	10.02
Forfeited	(50,968)	118.63	16.43

Outstanding at December 31, 2011	311,225	73.48	9.04
Exercised and released	(204,570)	68.60	8.38
Forfeited	(31,155)	73.91	9.02

Outstanding at December 31, 2012	75,500	86.51	10.09

Gold Fields Management Scheme Options Outstanding

The following tables summarize information relating to the options outstanding at December 31, 2012:

			Outstanding and exercisable options
			Number of options	Contractual life (in years)	Weighted average exercise price
	Rand	$			Rand	$
Range of prices	60.00 - 84.99	7.00 - 9.92	34,500	0.36	66.07	7.71
	85.00 - 109.99	9.93 - 12.83	21,800	0.53	89.80	10.48
	110.00 - 134.99	12.84 - 15.75	14,000	0.04	111.66	13.03
	135.00 - 159.99	15.76 - 18.67	5,200	0.17	140.66	16.41

Total			75,500	0.33	86.51	10.09

Restricted Shares Granted

Details of the restricted shares granted under this Plan are as follows:

No. of restricted shares
Outstanding at June 30, 2009	100,200
Granted during the year	47,300
Exercised and released	(11,622)

Outstanding at June 30, 2010	135,878
Exercised and released	(37,000)

Outstanding at December 31, 2010	98,878
Exercised and released	(56,978)

Outstanding at December 31, 2011	41,900
Exercised and released	(29,600)

Outstanding at December 31, 2012	12,300

Valuation Technique Monte Carlo
Assumptions used to Value Options

The Group uses the Monte-Carlo Simulation to value the Performance Shares. The inputs to the model for awards granted during the period were as follows:

2012
Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	36.4%
Expected term (years)	3.00
Historical dividend yield	1.60%
Weighted average three year risk free interest rate (based on US interest rates)	0.70%
Weighted average fair value - Rand	R 162.14

A future trading model is used to estimate the loss in value to the holders of Bonus Shares due to trading restrictions. The actual valuation is developed using a Monte-Carlo analysis of the future share price of Gold Fields:

Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	29.4%
Expected term (months)	9 - 18
Historical dividend yield	2.70%
Weighted average three year risk free interest rate (based on SA interest rates)	5.50%
Marketability discount	1.6%
Weighted average fair value - Rand	R 115.61

Gf Non Executive Director Share Plan
Details of Performance Shares and Bonus Shares Granted Under Share Plan

Details of the Performance shares and Bonus shares granted under this Plan are as follows:

	Number of Performance shares	Number of Bonus shares
Outstanding at December 31, 2011	—	—
Granted during the year	4,511,700	1,368,423
Exercised and released	—	(528,392)
Forfeited	(249,530)	(47,655)

Outstanding at December 31, 2012	4,262,170	792,376

GF Non-Executive Director Share Plan
Details of Gold Fields Non-Executive Director Share Plan

Details of the Plan are as follows:

	Number of Options	Average option price
		Rand	$
Outstanding as of June 30, 2009	81,700	88.54	10.99

Outstanding as of June 30, 2010	81,700	88.54	11.70
Exercised and released	(20,000)	78.49	10.99
Forfeited	(25,000)	110.03	15.41

Outstanding as of December 31, 2010	36,700	79.37	11.76
Exercised and released	(36,700)	79.37	10.99

Outstanding as of December 31, 2011 and 2012	—	—	—

Derivative Financial Instruments And Fair Value And Credit Risk of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Fair Values of Financial Instruments

The estimated fair values of the Group’s financial instruments are:

	December 31, 2012		December 31, 2011
	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Cash and cash equivalents	655.6	655.6	744.0	744.0
Receivables	314.5	314.5	220.1	220.1
Non-current investments *	458.0	464.6	272.2	271.2

Financial liabilities
Long-term loans	2,321.2	2,322.4	1,360.7	1,263.0
Accounts payable and provisions	678.1	678.1	601.6	601.6
Interest payable	11.0	11.0	11.2	11.2
Short-term loans and current portion of long-term loans	40.0	40.0	547.0	547.0
Other non-current liabilities	13.9	13.9	13.5	13.5

*	Fair value determined by using cost for Rand Refinery Limited and Far South East due to a market value not being readily available.

Financial Assets Measured at Fair Value by Level

The following table sets forth the Group’s financial assets measured at fair value by level within the fair value hierarchy. As required by Accounting Standard Codification, or ASC, fair value guidance, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair value at December 31, 2012
	Total	Level 1	Level 2	Level 3
Assets:
Listed investments	36.2	36.2	—	—
Investments held by environmental trust funds	165.3	135.3	30.0	—
Unlisted investments	1.3	—	—	1.3
Trade receivable from provisional copper concentrate sales, net	149.9	—	149.9	—

	352.7	171.5	179.9	1.3

	Fair value at December 31, 2011
	Total	Level 1	Level 2	Level 3
Assets:
Listed investments	77.3	77.3	—	—
Investments held by environmental trust funds	161.5	122.5	39.0	—
Unlisted investments	2.6	—	—	2.6
Trade receivable from provisional copper concentrate sales, net	88.4	—	88.4	—

	329.8	199.8	127.4	2.6

Changes in Fair Value of Level 3 Financial Assets

The table below sets forth a summary of changes in the fair value of our Level 3 financial assets.

	December 31, 2012	December 31, 2011
Balance at the beginning of the period	2.6	1.7
Additions	—	0.4
Unrealized (loss)/ gain	(1.3)	0.5

Balance at the end of the period	1.3	2.6

Additional Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Interest Paid Included in Net Cash Provided by Operating Activities

		Fiscal year Ended December 31,		Six Months Ended December 31,	Fiscal Year Ended June 30,
		2012	2011	2010	2010
(a)	Supplementalcash flow disclosures
	The income and mining taxes paid in the statement of cash flow represents actual cash paid.
	The following amounts of interest paid were included in cash flows from operations:
	Interest paid before capitalization	83.1	63.6	36.4	71.7

(b)	Non cash-items
	Marked to market gain/(loss) of listed investments	18.7	(26.4)	28.8	24.9

Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Commitments

	December 31, 2012	December 31, 2011
Capital expenditure
Authorized South Africa - KDC	401.0	373.7

South Africa - Beatrix	104.8	87.1
South Africa - South Deep	446.3	433.1
Ghana - Tarkwa	110.9	126.5
Ghana - Damang	9.8	16.9
Peru - Cerro Corona	6.4	44.7
Australia - St Ives	175.7	150.3
Australia - Agnew	1.6	10.4
Other	0.8	0.4

	1,257.3	1,243.1

Contracted for	244.6	245.7
Other guarantees	0.5	1.7

Geographical And Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Results and Assets
Fiscal Year Ended December 31, 2012
	South Africa			Ghana		Australia			Peru	Corporate and other#	Reconciling items	Group Consolidated
	KDC	Beatrix	South Deep	Tarkwa	Damang	St Ives	Agnew	Total	Cerro Corona
Statement of operations
Revenue	1,543.4	477.8	450.8	1,198.9	277.8	752.2	294.4	1,046.6	556.6	—	—	5,551.8
Operating costs (1)	(1,005.7)	(321.9)	(302.9)	(494.4)	(156.8)	(411.5)	(148.1)	(559.6)	(171.4)	(93.1)	(195.4)	(3,301.2)
Gold inventory change (2)	—	—	—	24.8	3.6	(14.7)	(2.6)	(17.3)	11.0	—	0.1	22.2

Operating profit	537.7	155.8	147.9	729.3	124.6	325.9	143.7	469.6	396.2	(93.1)	(195.3)	2,272.8
Amortization and depreciation	(209.1)	(77.1)	(82.4)	(125.4)	(27.0)	(156.9)	(53.7)	(210.6)	(48.8)	11.8	38.6	(729.9)

Net operating profit/(loss)	328.5	78.7	65.6	603.8	97.6	169.0	90.0	259.0	347.4	(81.3)	(156.7)	1,542.9
Exploration expenditure	—	—	—	—	—	(9.8)	(9.6)	(19.4)	(2.2)	(168.0)	54.3	(135.3)
Feasibility and evaluation	—	—	—	—	—	—	—	—	—	(44.1)	(59.4)	(103.5)
Other items as detailed in statement of operations	(49.8)	(9.4)	(44.0)	(24.6)	(12.0)	(62.8)	(21.7)	(84.5)	(20.7)	98.2	(10.0)	(156.8)
Royalty	(25.8)	(8.6)	(2.3)	(59.9)	(13.9)	N3	N3	(26.0)	(14.7)	—	—	(151.2)
Current taxation	(40.2)	(14.8)	—	(163.1)	(7.6)	N3	N3	(53.6)	(104.7)	(10.6)	(17.2)	(411.8)
Deferred taxation	71.4	29.1	(4.5)*	(92.5)	(27.9)	N3	N3	13.2	12.4	(13.2)	131.9	119.9

Profit/(loss) after taxation	284.1	74.9	14.9	263.7	36.3	N3	N3	88.9	217.6	(219.0)	(57.1)	704.2

#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill relating to the acquisition of South Deep.
*	Indicative as tax is provided in the holding companies of South Deep.

Figures may not add as they are rounded independently.

	December 31, 2012
	South Africa			Ghana		Australia			Peru	Corporate and other#	Reconciling items	Group Consolidated
	KDC	Beatrix	South Deep	Tarkwa	Damang	St Ives	Agnew	Total	Cerro Corona
Balance sheet
Total assets (excluding deferred tax assets)	2,126.3	313.1	208.3	1,775.6	404.3	1,066.7	372.4	1,439.1	1,165.8	3,610.0	(418.3)	10,624.2
Total liabilities excluding deferred tax	740.8	(26.8)	104.0	377.2	93.2	189.7	47.8	237.5	234.4	1,849.7	77.9	3,687.9
Deferred tax liability/(asset)	379.2	110.3	19.2	300.2	56.9	N3	N3	264.5	12.4	(65.3)	(181.8)	895.6
Capital expenditure	296.2	80.4	314.5	259.9	114.4	311.9	62.3	374.2	93.8	86.2	(296.8)	1,322.8

(1)	Operating costs for management reporting purposes includes: Corporate expenditure - $46.6 million, Environmental rehabilitation - $28.2 million and Employee termination costs - $13.8 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
(2)	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the fiscal year.
(3)	As a significant portion of the acquisition price was allocated to tenements of St Ives and Agnew based on endowment ounces and also as these two Australian operations are entitled to transfer and off-set losses from one company to another, it is not meaningful to split the royalties, current or deferred taxation.

Figures may not add as they are rounded independently.

	Fiscal Year Ended December 31, 2011
	South Africa			Ghana		Australia			Peru	Corporate and other#	Reconciling items	Group Consolidated
	KDC	Beatrix	South Deep	Tarkwa	Damang	St Ives	Agnew	Total	Cerro Corona
Statement of operations
Revenue	1,745.5	555.4	427.5	1,122.9	340.8	734.2	313.1	1,047.3	560.5	—	—	5,800.1
Operating costs (1)	(1,032.2)	(333.6)	(296.2)	(436.4)	(142.1)	(415.4)	(138.5)	(553.9)	(157.4)	(83.1)	(126.5)	(3,161.4)
Gold inventory change (2)	—	—	—	65.0	1.9	3.0	6.0	9.0	(0.1)	—	1.4	77.2

Operating profit	713.4	221.8	131.3	751.6	200.6	321.8	180.6	502.4	403.0	(83.1)	(125.1)	2,715.9
Amortization and depreciation	(230.4)	(71.2)	(76.7)	(104.9)	(26.7)	(149.9)	(44.6)	(194.5)	(58.6)	(20.4)	38.1	(745.3)

Net operating profit/(loss)	483.0	150.6	54.6	646.6	173.9	171.9	136.0	307.9	344.4	(103.5)	(87.0)	1,970.6
Exploration expenditure	—	—	—	—	—	(5.0)	(4.4)	(9.4)	(4.2)	(106.5)	(5.3)	(125.4)
Feasibility and evaluation	—	—	—	—	—	—	—	—	—	(17.4)	(77.8)	(95.2)
Other items as detailed in statement of operations	(56.3)	(11.2)	(15.1)	(21.5)	(15.0)	0.2	(0.1)	0.1	(15.7)	41.6	0.6	(92.5)
Royalty	(35.5)	(4.6)	(2.1)	(51.0)	(15.5)	N3	N3	(26.3)	(14.7)	—	—	(149.7)
Current taxation	(88.5)	(0.3)	—	(150.7)	(29.8)	N3	N3	—	(111.7)	(55.5)	—	(436.5)
Deferred taxation	(39.7)	(43.4)	(17.1)*	(22.0)	(13.2)	N3	N3	(82.8)	10.4	43.9	48.4	(115.5)

Profit/(loss) after taxation	263.2	91.1	20.3	401.4	100.5	N3	N3	189.6	208.5	(197.4)	(121.1)	955.8

#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill relating to the acquisition of South Deep.
*	Indicative as tax is provided in the holding companies of South Deep.

Figures may not add as they are rounded independently.

	December 31, 2011
	South Africa			Ghana		Australia			Peru
	KDC	Beatrix	South Deep	Tarkwa	Damang	St Ives	Agnew	Total	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Balance sheet
Total assets (excluding deferred tax assets)	1,714.5	225.0	153.0	1,435.9	344.2	1,058.2	609.0	1,667.2	1,069.5	3,643.0	(174.9)	10,077.4
Total liabilities excluding deferred tax	414.2	(103.5)	66.9	323.9	99.2	174.9	44.6	219.5	282.8	1,949.5	(55.2)	3,197.3
Deferred tax liability/(asset)	471.6	145.6	15.8	207.7	29.1	N3	N3	270.8	24.9	(77.3)	(60.3)	1,027.8
Capital expenditure	318.6	84.6	274.6	218.9	87.8	182.7	74.1	256.8	69.4	102.5	(260.2)	1,153.0

(1)	Operating costs for management reporting purposes includes: Corporate expenditure - $37.6 million, Environmental rehabilitation - $24.9 million and Employee termination costs - $32.8 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
(2)	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the fiscal year.
(3)	As a significant portion of the acquisition price was allocated to tenements of St Ives and Agnew based on endowment ounces and also as these two Australian operations are entitled to transfer and off-set losses from one company to another, it is not meaningful to split the royalties, current or deferred taxation.

Figures may not add as they are rounded independently.

	Six Months Ended December 31, 2010
	South Africa			Ghana		Australia			Peru
	KDC	Beatrix	South Deep	Tarkwa	Damang	St Ives	Agnew	Total	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Statement of operations
Revenue	814.3	259.1	188.2	468.1	152.1	313.4	102.4	415.8	266.6	—	—	2,564.2
Operating costs (1)	(533.6)	(172.8)	(139.5)	(205.4)	(73.9)	(178.2)	(50.7)	(228.9)	(77.4)	(51.5)	(43.6)	(1,526.6)
Gold inventory change (2)	—	—	—	(2.8)	0.5	10.3	0.7	11.0	1.6	—	(4.7)	5.6

Operating profit	280.7	86.3	48.7	259.9	78.7	145.5	52.4	197.9	190.8	(51.5)	(48.3)	1,043.2
Amortization and depreciation	(122.5)	(36.9)	(37.8)	(43.5)	(12.7)	(81.5)	(14.1)	(95.6)	(29.1)	(10.9)	(0.4)	(389.4)

Net operating profit/(loss)	158.2	49.4	10.9	216.4	66.0	64.0	38.3	102.3	161.7	(62.4)	(48.7)	653.8
Exploration expenditure	—	—	—	—	—	—	—	—	—	(51.4)	(1.8)	(53.2)
Feasibility and evaluation	—	—	—	—	—	—	—	—	—	(9.3)	—	(9.3)
Other items as detailed in statement of operations	(148.9)	(47.7)	(22.9)	(11.6)	(6.0)	(4.2)	(1.4)	(5.6)	(12.1)	(96.9)	(1.4)	(353.1)
Royalty	(11.8)	(1.3)	(0.9)	(8.7)	(3.1)	N3	N3	(10.2)	(7.3)	—	—	(43.3)
Current taxation	(20.5)	(0.4)	—	(54.8)	(18.6)	N3	N3	—	(47.1)	(18.1)	—	(159.5)
Deferred taxation	33.7	(7.9)	(0.6)*	(5.7)	1.2	N3	N3	(25.7)	(1.9)	(0.6)	33.2	25.7

Profit/(loss) after taxation	10.7	(7.9)	(13.5)	135.6	39.5	N3	N3	60.8	93.3	(238.7)	(18.7)	61.1

#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill relating to the acquisition of South Deep.
*	Indicative as tax is provided in the holding companies of South Deep.

Figures may not add as they are rounded independently.

	December 31, 2010
	South Africa			Ghana		Australia			Peru
	KDC	Beatrix	South Deep	Tarkwa	Damang	St Ives	Agnew	Total	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Balance sheet
Total assets (excluding deferred tax assets)	1,937.9	237.5	126.6	1,193.3	250.0	862.7	485.6	1,348.3	1,063.2	4,370.8	182.4	10,710.0
Total liabilities excluding deferred tax	437.1	(93.0)	67.5	189.4	70.5	140.9	45.9	186.8	288.5	1,427.7	(12.0)	2,562.5
Deferred tax liability/(asset)	525.6	128.9	0.6	185.7	15.8	N3	N3	187.2	35.2	(33.1)	19.4	1,065.3
Capital expenditure	177.3	42.7	140.5	116.6	56.3	55.5	25.0	80.5	31.4	4.7	(56.4)	593.6

(1)	Operating costs for management reporting purposes includes: Corporate expenditure - $24.5 million, Environmental rehabilitation - $10.9 million and Employee termination costs - $35.3 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
(2)	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the financial year.
(3)	As a significant portion of the acquisition price was allocated to tenements of St Ives and Agnew based on endowment ounces and also as these two Australian operations are entitled to transfer and off-set losses from one company to another, it is not meaningful to split the royalties, current or deferred taxation.

Figures may not add as they are rounded independently.

	Fiscal Year Ended June 30, 2010
	South Africa				Ghana		Australia			Peru
	Driefontein	Kloof	Beatrix	South Deep	Tarkwa	Damang	St Ives	Agnew	Total	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Statement of operations
Revenue	770.9	613.2	424.7	288.7	790.1	226.9	460.6	177.8	638.4	411.4	—	—	4,164.3
Operating costs (1)	(505.6)	(451.8)	(299.9)	(220.9)	(387.0)	(130.7)	(308.9)	(89.3)	(398.2)	(135.0)	(36.6)	(118.5)	(2,684.2)
Gold inventory change (2)	—	—	—	—	11.4	(2.1)	13.4	(0.5)	12.9	1.3	—	5.9	29.4

Operating profit	265.3	161.4	124.8	67.8	414.5	94.1	165.1	88.0	253.1	277.7	(36.6)	(112.6)	1,509.5
Amortization and depreciation	(82.0)	(105.6)	(71.5)	(59.7)	(111.0)	(17.2)	(98.6)	(18.2)	(116.8)	(55.3)	(19.1)	6.9	(631.3)

Net operating profit/(loss)	183.3	55.8	53.3	8.1	303.5	76.9	66.5	69.8	136.3	222.4	(55.7)	(105.7)	878.2
Exploration expenditure	—	—	—	—	—	—	—	—	—	—	(85.0)	(1.6)	(86.6)
Other items as detailed in statement of operations	(12.0)	(14.1)	(6.4)	(24.8)	(10.9)	(3.3)	(4.5)	(1.3)	(5.8)	(53.2)	185.9	4.4	59.8
Current taxation	(32.6)	(3.7)	(1.0)	(0.5)	(70.3)	(28.3)	N3	N3	(16.5)	(51.2)	(29.9)	—	(234.0)
Deferred taxation	(26.5)	(15.4)	(18.6)	6.5 *	(34.4)	0.5	N3	N3	(34.7)	(27.0)	3.5	21.7	(124.4)

Profit/(loss) after taxation	112.2	22.6	27.3	(10.7)	187.9	45.8	N3	N3	79.3	91.0	18.8	(81.2)	493.0

	June 30, 2010
	South Africa				Ghana		Australia			Peru
	Driefontein	Kloof	Beatrix	South Deep	Tarkwa	Damang	St Ives	Agnew	Total	Cerro Corona	Corporate and other#	Reconciling items	Group Consolidated
Balance sheet
Total assets	1,076.5	661.2	140.5	132.0	1,059.0	177.4	701.8	380.8	1,082.6	886.0	3,812.6	153.6	9,181.4
Total liabilities excluding deferred tax	307.2	142.8	(114.9)	78.9	144.6	36.7	125.4	32.5	157.9	218.0	1,109.2	(27.6)	2,052.8
Deferred tax liability/(asset)	263.6	236.9	107.5	—	180.0	17.1	N3	N3	138.2	33.3	(33.0)	46.6	990.2
Capital expenditure	150.3	145.7	85.8	212.8	148.6	29.8	103.0	55.2	158.2	85.6	4.5	(108.2)	913.1

#	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill relating to the acquisition of South Deep.

(1)	Operating costs for management reporting purposes includes: Corporate expenditure - $54.5 million, Environmental rehabilitation - $19.3 million and Employee termination costs - $10.3 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
(2)	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the financial year.
(3)	As a significant portion of the acquisition price was allocated to tenements of St Ives and Agnew based on endowment ounces and also as these two Australian operations are entitled to transfer and off-set losses from one company to another, it is not meaningful to split the current or deferred taxation.

Breakdown of Reconciling Items

			Fiscal Year Ended December 31,		Fiscal Year Ended December 31,		Six Months Ended December 31,		Fiscal Year Ended June, 30
			2012		2011		2010		2010
The following provides a breakdown of the reconciling items for each line item presented
Operating costs
On-mine exploration	(i)			(35.2)		(22.9)		(3.6)	(18.3)
Provision for rehabilitation	(j)			(7.7)		(2.2)		0.4	1.7
Cut-backs	(h)			(184.0)		(144.4)		(52.7)	(90.0)
Deferred stripping	(l)			31.5		43.0		12.3	(11.9)

				(195.4)		(126.5)		(43.6)	(118.5)

Gold inventory
Inventory	(m)			0.1		1.3		(5.3)	4.5
Inventory stockpiles	(q)			—		0.1		0.6	1.4

				0.1		1.4		(4.7)	5.9

Amortization and depreciation
Business combination - formation of Original Gold Fields	(a)			(4.1)		(5.6)		(2.7)	(5.3)
Business combination - formation of Gold Fields	(b)			(3.9)		(3.4)		(1.7)	(3.3)
Business combination - purchase of St. Ives and Agnew	(c)			—		2.1		0.3	0.5
Business combination - purchase of Abosso	(d)			—		1.1		0.1	0.1
Amortization of reserves	(f)			(11.9)		(23.3)		(23.2)	(37.6)
Cut-backs	(h)			41.1		39.6		16.3	54.6
Amortization - inclusion of future costs	(g)			47.0		34.7		13.5	1.4
Amortization - capitalized interest	(p)			(4.3)		(6.9)		(3.3)	(6.6)
Provision for rehabilitation	(j)			4.1		(0.2)		0.3	3.1
Amortization - discontinued operations	(o)			(29.4)		—		—	—

				38.6		38.1		(0.4)	6.9

Exploration expenditure
Exploration, evaluation and feasibility costs	(i)			(5.1)		(83.1)		(1.8)	(1.6)

Other items as detailed in the statement of operations
Impairment of assets	(a)			(7.5)		—		—	—
Interest capitalization	(p)			(3.1)		—		—	(5.2)
Other				0.6		0.6		(1.4)	9.6

				(10.0)		0.6		(1.4)	4.4

				December 31, 2012		December 31, 2011
Total liabilities excluding deferred income and mining taxes
Provision for rehabilitation		(j)			77.9		55.2

Total assets
Business combination - formation of Original Gold Fields		(a)			66.3		79.9
Business combination - formation of Gold Fields		(b)			26.0		31.3
Business combination - purchase of St Ives and Agnew		(c)			—		—
Business combination - purchase of Abosso		(d)			—		—
Business combination - purchase of South Deep		(e)			481.8		507.9
Cut-backs		(h)			(498.8)		(354.8)
Amortization of reserves		(f)			(197.5)		(180.9)
Amortization - inclusion of future costs		(g)			175.9		123.9
Amortization - Interest capitalised		(p)			(18.5)		(15.2)
Exploration, feasibility and evaluation costs		(i)			(379.3)		(338.3)
Provision for rehabilitation		(j)			(75.4)		(49.5)
Investments in equity investees		(k)			(3.4)		9.6
Deferred stripping		(l)			(12.9)		(43.6)
Inventory		(m	)		15.4		15.7
Impairment of Agnew		(n)			(52.8)		(51.5)
Interest capitalization		(p	)		84.2		91.8
Inventory stockpiles		(q	)		(1.2)		(1.2)
Amortization - discontinued operations		(o	)		(28.1)		—

					(418.3)		(174.9)

Notes to the reconciliation of segment information to the historical financial statements

(a)	Business combination - formation of Original Gold Fields

For management reporting purposes, the formation of Original Gold Fields was accounted for as a uniting-of-interests. Under U.S. GAAP, the Company accounted for the assets and liabilities acquired from Gold Fields of South Africa Limited at historical cost, and the assets and liabilities acquired from Gencor and outside shareholders as a purchase.

(b)	Business combination - formation of Gold Fields

For management reporting purposes, the difference between the purchase price and net asset value of acquired assets that arose on this transaction was set-off against shareholders’ equity. Under U.S. GAAP, the excess purchase price was capitalized to property, plant and equipment and is being amortized over its useful life.

(c)	Business combination - purchase of St. Ives and Agnew

For management reporting purposes, traded equity securities issued as consideration in a business combination are valued on the date they are issued. Under U.S. GAAP, traded equity securities issued as consideration in a business combination are valued a few days before and after the terms of the transaction are announced.

(d)	Business combination - purchase of Abosso

For management reporting purposes, traded equity securities issued as consideration in a business combination are valued on the date they are issued. Under U.S. GAAP, traded equity securities issued as consideration in a business combination are valued a few days before and after the terms of the transaction are announced.

(e)	Business combinations - purchase of South Deep

For management reporting purposes, traded equity securities issued as consideration in a business combination are valued on the date they are issued. Under U.S. GAAP, traded equity securities issued as consideration in a business combination are valued a few days before and after the terms of the transaction are announced.

For management reporting purposes, the entire interest acquired in South Deep was fair value upon gaining a controlling interest. Under U.S. GAAP, only the additional interest acquired was accounted for at fair value; assets acquired before obtaining control are stated at historical carrying amounts. In addition, U.S. GAAP requires retrospective equity accounting from the date the interest is acquired until the Group obtains control and the investment becomes a subsidiary. For management reporting purposes no retrospective equity accounting is applied.

For management reporting purposes, any excess arising over the purchase price paid and the fair value of the net identifiable assets and liabilities acquired for additional interests in subsidiaries from minority shareholders are recorded directly in equity (‘economic entity model’). Under U.S. GAAP, any excess over the purchased price paid and the fair value of the net identifiable assets and liabilities are recorded as goodwill (‘parent company model’).

(f)	Amortization of reserves

For management reporting purposes, a portion of ore resources at the Australian operations, based on the philosophy of “endowment”, is used for calculating depreciation and amortization. Under U.S. GAAP, depreciation and amortization is calculated based upon existing proven and probable reserves.

(g)	Amortization - inclusion of future costs

For management reporting purposes, future mine development costs are included in mining assets in calculating depreciation and amortization. Under U.S. GAAP, future development costs are not included in the calculation of depreciation and amortization.

(h)	Cut-backs

For management reporting purposes, waste laybacks at surface operations are capitalized as mine development costs. Under U.S. GAAP, once the production phase of a mine has commenced, waste laybacks are considered variable production costs that should be included as a component of inventory to be recognized in Production costs exclusive of depreciation and amortization in the same period as the revenue from the sale of inventory. As a result, capitalization of waste laybacks is appropriate only to the extent product inventory exists at the end of a reporting period.

(i)	Exploration, feasibility and evaluation costs

For management reporting purposes, exploration costs are capitalized from the date the drilling program confirms sufficient evidence of mineralization to proceed with a feasibility study. Under U.S. GAAP, exploration costs are capitalized from the date a bankable feasibility study is completed.

(j)	Provision for rehabilitation

Revisions to the environmental rehabilitation obligation

For management reporting purposes, all changes in the carrying amount of the obligation are recognized as an increase or decrease in the carrying amount of the associated capitalized retirement cost. Due to differences in the capitalized retirement cost between management reporting and U.S. GAAP, differences could arise. Changes resulting from revisions in the timing or amount of estimated cash flows are recognized as an increase or decrease in the carrying amount of the asset retirement obligation and the associated capitalized retirement cost for U.S. GAAP.

In addition, the current discount rate is applied to measure the retirement obligation for management reporting purposes. Under U.S. GAAP any decreases in the asset retirement obligation as a result of downward revisions in cash flow estimates should be treated as a modification of an existing asset retirement obligation, and should be measured at the historical discount rate used to measure the initial asset retirement obligation.

Amortization of rehabilitation asset

For reasons discussed above, the rehabilitation asset’s carrying value for management reporting purposes is different to that under U.S. GAAP, which results in a different amortization charge.

(k)	Investments in equity investees

For management reporting purposes an equity investment exceeding a 20% shareholding was treated as an available-for-sale investment prior to fiscal 2003. Under U.S. GAAP this investment was accounted for under the equity method since acquisition.

(l)	Deferred stripping

For management reporting purposes, the Company defers the waste stripping costs in excess of the expected average pitlife stripping ratio. Under U.S. GAAP, waste stripping costs are considered costs of the extracted minerals and recognized as a component of inventory to be recognized in production costs exclusive of depreciation and amortization in the same period as the revenue from the sale of inventory.

(m)	Inventory

Under U.S. GAAP additional amortization, waste normalization and cut backs expensed are included in the cost of inventory produced. No such absorption of costs occurred for management reporting purposes. Additionally, for management reporting purposes, no adjustment is required to record inventory at net realizable value. Under U.S. GAAP, due to the impact of the amortization adjustments on the inventory valuation, an adjustment may be required to record inventory at the lower of cost and net realizable value.

(n)	Impairment of Agnew

For management reporting purposes the Agnew mine was not determined to be impaired. Under U.S. GAAP the Agnew mine was determined to be impaired and an impairment charge was recognized.

(o)	Amortization - discontinued operations

For management reporting purposes, the Spin-off of Sibanye Gold was accounted for as discontinued operations in fiscal 2012 and the related assets and liabilities were classified as held for distribution. As a result, depreciation ceased due to the classification of the assets as held for distribution. Under U.S. GAAP, the Spin-off was not accounted for as discontinued operations in 2012 as the Sibanye Gold assets and liabilities continue to be classified as held for use until the Spin-off date. As a result, depreciation did not cease during fiscal 2012 and is charged until the Spin-off date.

(p)	Interest capitalization

For management reporting purposes, borrowing costs are capitalized to the extent that qualifying assets are financed through specific debt financing or general outstanding debt not for any specific purpose other than funding the operations of the Group. Under U.S. GAAP, total outstanding debt financing is taken into account in calculating the amount of borrowing cost to be capitalized.

(q)	Inventory stockpiles

For management reporting purposes, previous impairment charges writing down stockpiles to net realizable values are reversed when the net realizable value rises above the original cost. Under U.S. GAAP, the net realizable value is deemed the new base cost and impairment charges are not reversed.

General - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Description of spin-off	On November 29, 2012, Gold Fields announced the creation of a new South African gold mining company through the listing and subsequent unbundling of its 100% owned subsidiary, Sibanye Gold Limited (“Sibanye Gold”), formerly known as GFI Mining South Africa Proprietary Limited, which holds the KDC and Beatrix gold mines as well as various service companies. The separation of Sibanye Gold from Gold Fields is referred to as the Spin-off. The board of directors of Gold Fields, or the Board, passed the resolution necessary to implement the Spin-off on December 12, 2012 and the Spin-off was completed in February 2013.
Sibanye Gold [Member]
Percentage of subsidiary owned	100.00%

Depreciation of Non-Mining Assets (Detail)	12 Months Ended
Dec. 31, 2012
Vehicles
Property, Plant and Equipment [Line Items]
Depreciation rate	20.00%
Computers
Property, Plant and Equipment [Line Items]
Depreciation rate	33.30%
Furniture and Equipment
Property, Plant and Equipment [Line Items]
Depreciation rate	10.00%

Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Line Items]
Minimum likelihood for the realization in order to recognize tax benefit from uncertain tax positions	50.00%
Leach pad production cycles project recoveries, minimum percentage of the placed recoverable ounces in the first year of leaching	50.00%
Leach pad production cycles project recoveries, maximum percentage of the placed recoverable ounces in the first year of leaching	70.00%
Contracts for sales of copper concentrate provisional price, final adjustment period, minimum number of days after delivery	30 days
Contracts for sales of copper concentrate provisional price, final adjustment period, maximum number of days after delivery	90 days

Acquisition and Disposal of Businesses - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended	6 Months Ended		12 Months Ended			1 Months Ended			12 Months Ended				1 Months Ended			1 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 22, 2011 Ghana	Dec. 31, 2010 Far Southeast (FSE) Deposit Lepanto Consolidated Mining Company	Dec. 31, 2010 Far Southeast (FSE) Deposit Liberty Express Assets	Dec. 31, 2012 Far Southeast (FSE) Deposit Liberty Express Assets	Dec. 31, 2011 Far Southeast (FSE) Deposit Liberty Express Assets	Mar. 31, 2012 Far Southeast (FSE) Deposit Liberty Express Assets	Sep. 30, 2010 Far Southeast (FSE) Deposit The Philippines	Sep. 20, 2010 Far Southeast (FSE) Deposit The Philippines	Sep. 30, 2010 Far Southeast (FSE) Deposit The Philippines Lepanto Consolidated Mining Company	Dec. 31, 2012 Far Southeast (FSE) Deposit The Philippines Liberty Express Assets	Dec. 31, 2011 Far Southeast (FSE) Deposit The Philippines Liberty Express Assets	Dec. 31, 2010 Far Southeast (FSE) Deposit The Philippines Liberty Express Assets	Dec. 31, 2011 Mankayan Project-Bezant Resources The Philippines	Jan. 31, 2014 Mankayan Project-Bezant Resources The Philippines Subsequent Event	Jun. 22, 2011 IAMGold Corporation Ghana	Jun. 21, 2010 IAMGold Corporation Ghana	Jun. 22, 2011 Damang Ghana	Jun. 21, 2010 Damang Ghana	Jun. 22, 2011 Tarkwa Mine Ghana	Mar. 22, 2011 Gold Fields La Cima	Dec. 31, 2012 Gold Fields La Cima	Mar. 21, 2011 Gold Fields La Cima
Significant Acquisitions and Disposals [Line Items]
Terms of option agreement to acquire undeveloped gold-copper Far Southeast (FSE) deposit										18 months
Option purchased to acquire share capital of Asean, non-refundable fee paid				$ 10							$ 10				$ 7
Pre-agreed acquisition price for a 60% interest in FSE, non-refundable down payment					44	110	66					110	66	44
Pre-agreed acquisition price for a 60% interest in FSE								110				110
Percentage to acquire undeveloped gold-copper Far Southeast (FSE) deposit under option agreement with Lepanto Consolidated Mining Company and Liberty Express Assets					60.00%				60.00%
Pre-agreed acquisition price for a 60% interest in FSE									340
Option purchased to acquire share capital of Asean, exercise price															63	60.5
Option purchased to acquire share capital of Asean, expiration date															Jan 31, 2013	Jan 31, 2014
Percentage of ownership interest acquired																	18.90%		18.90%				0.10%
Business acquisition amount of cash consideration	$ 10.8	$ 1,055.6	$ 667																			$ 382	$ 0.8
Percentage of ownership interest subject to acquisition or disposal agreement																	90.00%	71.10%	90.00%	71.10%
Ownership interest held by government of Ghana																			10.00%		10.00%
Percentage of effective economic interest																						98.50%		80.70%

Asset Impairment (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2010
Impairment Of Assets [Line Items]
Asset impairment charge		$ 41.6		$ 9.5
Heap leach write-down market value
Impairment Of Assets [Line Items]
Asset write-down charge		19.2	[1]
Property Plant and Equipment
Impairment Of Assets [Line Items]
Asset impairment charge		14.5	[2]	9.5	[2]
Biox
Impairment Of Assets [Line Items]
Asset impairment charge		$ 7.9	[3]

[1]	The charge of $19.2 million relates to a write-down to market value in Australia due to the cessation of the heap leach at St. Ives.
[2]	The impairment charge in fiscal 2012 consisted of a $10.1 million impairment of heap leach assets in Australia due to the cessation of the heap leach at St. Ives and $4.4 million impairment of heavy mining machinery in Ghana. The impairment charge in fiscal 2011 resulted from the decision to reassess the optimal processing methodology for the oxides at Cerro Corona, where the focus was on the evaluation of a heap leach operation to capture the value inherent in the oxide instead of a stand-alone oxide plant; the evaluation costs of which were written off in 2011.
[3]	The Group impaired its patented technology, known as the Biox process, which is used for the pretreatment of refractory ores and concentrates prior to gold recovery through conventional cyanide leaching techniques. The Group entered into an agreement to sell its Biox technology in 2013.

Asset Impairment (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2010
Impairment Of Assets [Line Items]
Asset impairment charge		$ 41.6		$ 9.5
Heap leach write-down market value
Impairment Of Assets [Line Items]
Asset write-down charge		19.2	[1]
Property Plant and Equipment
Impairment Of Assets [Line Items]
Asset impairment charge		14.5	[2]	9.5	[2]
Australia | Heap leach write-down market value
Impairment Of Assets [Line Items]
Asset write-down charge		19.2
Australia | Property Plant and Equipment | Heap leach Asset
Impairment Of Assets [Line Items]
Asset impairment charge		10.1
Ghana | Property Plant and Equipment
Impairment Of Assets [Line Items]
Asset impairment charge		$ 4.4

[1]	The charge of $19.2 million relates to a write-down to market value in Australia due to the cessation of the heap leach at St. Ives.
[2]	The impairment charge in fiscal 2012 consisted of a $10.1 million impairment of heap leach assets in Australia due to the cessation of the heap leach at St. Ives and $4.4 million impairment of heavy mining machinery in Ghana. The impairment charge in fiscal 2011 resulted from the decision to reassess the optimal processing methodology for the oxides at Cerro Corona, where the focus was on the evaluation of a heap leach operation to capture the value inherent in the oxide instead of a stand-alone oxide plant; the evaluation costs of which were written off in 2011.

Finance Expenses (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
Component of Other Expense, Nonoperating [Line Items]
Interest expense - preference share dividend	$ (3.1)		$ (1.3)	$ (5.9)
Interest expense - other	(33.3)	(83.1)	(62.3)	(65.8)
Total finance expense	(36.4)	(83.1)	(63.6)	(71.7)
Capitalized interest	4.7	13	9.3	6.5
Finance expense	$ (31.7)	$ (70.1)	$ (54.3)	$ (65.2)

Income and Mining Tax Expense (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
Income Taxes [Line Items]
Current income and mining taxes	$ (159.5)	$ (411.8)	$ (436.4)	$ (234)
Deferred income and mining taxes	25.7	119.9	(115.6)	(124.4)
Income and mining tax expense	(133.8)	(291.9)	(552)	(358.4)
South Africa
Income Taxes [Line Items]
Current income and mining taxes	(39)	(72.4)	(108.3)	(67.7)
Deferred income and mining taxes	44.9	149.6	(70.1)	(58.6)
Ghana
Income Taxes [Line Items]
Current income and mining taxes	(73.4)	(170.6)	(180.5)	(98.6)
Deferred income and mining taxes	4.5	(36.8)	(12)	(28.1)
Australia
Income Taxes [Line Items]
Current income and mining taxes		(64.1)	(35.9)	(16.5)
Deferred income and mining taxes	(22.9)	(4.8)	(51.3)	(12.3)
Peru
Income Taxes [Line Items]
Current income and mining taxes	(47.1)	(104.7)	(111.7)	(51.2)
Deferred income and mining taxes	$ (0.8)	$ 11.9	$ 17.8	$ (25.4)

Pre-Tax Income Before Impairment of Equity Investee and Share of Equity Investee's Share of Losses (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	$ 194.8	$ 996.1	$ 1,507.8	$ 851.4
South Africa
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	(221)	113.9	378.5	192
Ghana
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	216.8	441.6	624.9	343.1
Australia
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	77.3	156.5	258.8	55.7
Peru
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	139.4	259.6	241.1	164.6
British Virgin Islands
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	$ (17.7)	$ 24.5	$ 4.5	$ 96

Major Items Causing Income Tax Provision to Differ from South African Mining Statutory Rate (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2010		Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2010
Income Taxes [Line Items]
Tax on income before tax, impairment of investment in equity investee and share of equity investees' profits/(losses) at South African mining statutory rate	$ (83.7)		$ (338.7)		$ (648.4)		$ (366.1)
Rate adjustment to reflect company tax rates	74.3		17.8		239.2		62.7
South African mining tax formula rate adjustment	10.4		34.5		11.9		16.6
Valuation allowance raised against deferred tax assets							(8.3)
Reversal of valuation allowance previously raised against deferred tax assets	10.3	[1]	58.2	[1]	22	[1]	0.1	[1]
Non taxable income/non deductible expenditure	(197.6)	[2]	(116.1)	[2]	(199)	[2]	27.4	[2]
South African capital gains tax							(23.9)
Royalties							(71.6)	[3]
Deferred Tax Release On Reduction Of Tax Rate	61.3		73.7		9.1
Other	(8.8)		(21.3)		13.2		4.7
Income and mining tax expense	$ (133.8)		$ (291.9)		$ (552)		$ (358.4)
South Africa | Mining statutory rate
Income Taxes [Line Items]
Statutory income tax rate	43.00%		34.00%		43.00%		43.00%
South Africa | Non-mining income standard tax rate
Income Taxes [Line Items]
Statutory income tax rate	35.00%		28.00%		35.00%		35.00%
South Africa | Non-mining companies
Income Taxes [Line Items]
Statutory income tax rate	28.00%		28.00%		28.00%		28.00%
Ghana
Income Taxes [Line Items]
Statutory income tax rate	25.00%		35.00%		25.00%		25.00%
Australia
Income Taxes [Line Items]
Statutory income tax rate	30.00%		30.00%		30.00%		30.00%
Peru
Income Taxes [Line Items]
Statutory income tax rate	35.60%		30.00%		30.00%		35.60%

[1]	During fiscal year ended December 31, 2012, the Group reversed a portion of the valuation allowance against unredeemed capital expenditure and net operating losses to the extent that there is sufficient future taxable income. In making this determination, the Group analyzed, amongst other things, the recent history of earnings and cashflows, forecasts of future earnings, the nature and timing of future deductions and benefits represented by deferred tax assets and the cumulative earnings for the last three years.
[2]	The $116.1 million (fiscal year ended December 31, 2011: $199.0 million, six months ended December 31, 2010: $197.6 million) non-deductible expenditure comprises mainly $23.8 million (fiscal year ended December 31, 2011: $24.5 million, six months ended December 31, 2010: $11.6 million) share-based-compensation, $nil million (fiscal year ended December 31, 2011: $nil million, six months ended December 31, 2010: $128.0 million) empowerment transaction costs and $74.4 million (fiscal year ended December 31, 2011: $92.8 million, six months ended December 31, 2010: $25.9 million) exploration, feasibility and evaluation costs. There are no other individually significant amounts included in this line item.
[3]	The classification of royalty expense at the Group's operations requires judgement, particularly at the Groups' South African and Ghanian operations, where the percentages to be applied in calculating royalties are influenced by the expenses incurred in generating those product sales (and therefore the profitability of the operations). In light of the continued increase in royalties at the Group's international operations, and the fact that changes to the calculation of royalties in Ghana, representing the largest component of consolidated royalty expense, changed to a predetermined 5% of product sales (regardless of the operating margin), Gold Fields changed the classification of royalty expense in its consolidated financial statements from a component of "income and mining taxes" to "other expenses" in its consolidated statements of operations starting with the six months ended December 31, 2010. Given the change in circumstances, Gold Fields considered it appropriate to change the presentation on a prospective basis.

Major Items Causing Income Tax Provision to Differ from South African Mining Statutory Rate (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2010
Income Taxes [Line Items]
Non taxable income/non deductible expenditure	$ 197.6 [1]	$ 116.1	[1]	$ 199	[1]	$ (27.4)	[1]
Non taxable income/non deductible expenditure, share-based-compensation	11.6	23.8		24.5
Non taxable income/non deductible expenditure, exploration, feasibility and evaluation costs	25.9	74.4		92.8
Impact of royalty expense on product sales, predetermined percentage	5.00%
Broad-based BEE consortium (BEECO)
Income Taxes [Line Items]
Non taxable income/non deductible expenditure, share-based-compensation	$ 128

[1]	The $116.1 million (fiscal year ended December 31, 2011: $199.0 million, six months ended December 31, 2010: $197.6 million) non-deductible expenditure comprises mainly $23.8 million (fiscal year ended December 31, 2011: $24.5 million, six months ended December 31, 2010: $11.6 million) share-based-compensation, $nil million (fiscal year ended December 31, 2011: $nil million, six months ended December 31, 2010: $128.0 million) empowerment transaction costs and $74.4 million (fiscal year ended December 31, 2011: $92.8 million, six months ended December 31, 2010: $25.9 million) exploration, feasibility and evaluation costs. There are no other individually significant amounts included in this line item.

Deferred Income and Mining Tax Liabilities and Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred income and mining tax liabilities
Mining assets	$ 1,608	$ 1,803.8
Investments held by environmental trust funds	45.3	77.3
Inventory	15.3	9.3
Other	13.1	45.8
Gross deferred income and mining tax liabilities	1,681.7	1,936.2
Provisions, including rehabilitation accruals	(144.6)	(149)
Tax losses	(183)	(278.1)
Unredeemed capital expenditure	(782.9)	(630)
Other		(3.7)
Gross deferred income and mining tax assets	(1,110.5)	(1,060.8)
Valuation allowance for deferred tax assets	324.4	152.4
Total deferred income and mining tax assets	(786.1)	(908.4)
Total deferred income and mining tax liabilities	895.6	1,027.8
Less: short term portion of deferred income and mining tax (included in accounts payable and provisions)	(17.9)	(8.4)
Long-term portion of deferred income and mining tax liabilities	877.7	1,019.4
Long-term liabilities	(901.8)	(1,019.4)
Long-term assets	$ 24.1

Valuation Allowance for Deferred Tax Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	$ 324.4	$ 152.4
Orogen Investments SA (Luxembourg)
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	37.9	39.2
Gold Fields Arctic Platinum Oy
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	28.8	30.3
Living Gold (Pty) Limited
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	4.8	3.9
Gold Fields Operations
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets		33.2
GFI Joint Venture Holdings
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	252.3	44.6
Other
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	$ 0.6	$ 1.2

Income and Mining Tax Expense - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Gold Fields Arctic Platinum Oy
Income Taxes [Line Items]
Tax losses available for deduction against future income	$ 95.9	$ 101
Maximum number of years losses can be carried forward	10 years
Orogen Investments SA (Luxembourg)
Income Taxes [Line Items]
Tax losses available for deduction against future income	126.3	130.8
Maximum number of years losses can be carried forward	5 years
Gold Fields La Cima
Income Taxes [Line Items]
Unredeemed capital expenditure	$ 506.8	$ 507.9

Unredeemed Capital Expenditure and Tax Loss Carry Forwards (Detail) (South African Mining Operations, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Unredeemed capital expenditure	$ 2,609.7	$ 1,657.8
Gold Fields Operations
Operating Loss Carryforwards [Line Items]
Unredeemed capital expenditure	724.3	608.4
GFI Joint Venture Holdings
Operating Loss Carryforwards [Line Items]
Unredeemed capital expenditure	$ 1,885.4	$ 1,049.4

Estimated Capital Allowances (Detail) (Total Mining Operations, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Calculated tax losses	$ 439.3	$ 525.3
Gold Fields Operations
Income Taxes [Line Items]
Calculated tax losses	404.9	484.4
GFI Joint Venture Holdings
Income Taxes [Line Items]
Calculated tax losses		12.6
Gold Fields Group (excluding South Deep)
Income Taxes [Line Items]
Calculated tax losses	15.2	10
Golden Oils (Pty) Limited
Income Taxes [Line Items]
Calculated tax losses		1.2
Agrihold (Pty) Limited
Income Taxes [Line Items]
Calculated tax losses	2.1	1.9
Golden Hytec Farming (Pty) Limited
Income Taxes [Line Items]
Calculated tax losses		1.1
Living Gold (Pty) Limited
Income Taxes [Line Items]
Calculated tax losses	$ 17.1	$ 14.1

Tax Years Open for Assessments (Detail)	12 Months Ended
	Dec. 31, 2012
South Africa | Maximum
Income Tax Examination [Line Items]
Tax years open for assessments	2011	[1]
South Africa | Minimum
Income Tax Examination [Line Items]
Tax years open for assessments	2001	[1]
Australia | Maximum
Income Tax Examination [Line Items]
Tax years open for assessments	2011	[2]
Australia | Minimum
Income Tax Examination [Line Items]
Tax years open for assessments	2002	[2]
Peru | Maximum
Income Tax Examination [Line Items]
Tax years open for assessments	2011	[3]
Peru | Minimum
Income Tax Examination [Line Items]
Tax years open for assessments	2005	[3]
Ghana
Income Tax Examination [Line Items]
Tax years open for assessments	All years open	[4]

[1]	The South African Tax legislation allows the Revenue Authorities to reopen assessments issued for a period of up to 3 years after the assessments were issued.
[2]	The Australian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity in the last four years, as from the date the tax returns have been filed.
[3]	The Peruvian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity in the last four years, as from the date the tax returns have been filed.
[4]	The Ghanaian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity for any year without limitation to the years which may be reassessed.

Tax Years Open for Assessments (Parenthetical) (Detail) (Maximum)	12 Months Ended
Dec. 31, 2012
South Africa
Income Tax Examination [Line Items]
Revenue authorities tax examination period	3 years
Australia
Income Tax Examination [Line Items]
Revenue authorities tax examination period	4 years
Peru
Income Tax Examination [Line Items]
Revenue authorities tax examination period	4 years

Earnings Per Share (Detail) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009
Earnings Per Share Disclosure [Line Items]
Shares outstanding - beginning of year	720,796,887		723,735,186	705,903,511	704,749,849
Net income attributable to Gold Fields shareholders	$ 12.6	$ 654.3	$ 881.5	$ 391
Weighted average number of shares issued	5,108,162	3,724,271	1,579,341	614,351
Weighted average number of shares issued at the end of the year	711,011,673	727,459,457	722,376,228	705,364,200
Basic earnings per share	$ 0.02	$ 0.9	$ 1.22	$ 0.55
Net income attributable to Gold Fields shareholders	$ 12.6	$ 654.3	$ 881.5	$ 391
Weighted average number of shares issued at the end of the year	711,011,673	727,459,457	722,376,228	705,364,200
Effect of dilutive securities	8,677,377	3,264,493	8,411,270	9,185,642
Weighted Average Number of Shares Outstanding, Diluted	719,689,050	730,723,950	730,787,498	714,549,842
Diluted earnings per share	$ 0.02	$ 0.9	$ 1.21	$ 0.55

Receivables (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Product sale trade receivables	$ 240.6		$ 169.7
Other trade receivables	32.8		23.7
Deposits	0.5		0.1
Value added tax	69.3		65.3
Interest receivable	0.4		0.4
Payroll debtors	11.3		12.6
Prepayments	138.9	[1]	198	[1]
Other	28.9		13.6
Receivables	$ 522.7		$ 483.4

[1]	Includes $7.0 million for the Bezant's Mankayan Project (December 31, 2011: $120.0 million for the FSE project and $7.0 for Bezant).

Receivables (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Prepayments	$ 138.9	[1]	$ 198	[1]
Far Southeast (FSE) Deposit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Prepayments	0		120
Mankayan Project-Bezant Resources
Accounts, Notes, Loans and Financing Receivable [Line Items]
Prepayments	$ 7		$ 7

[1]	Includes $7.0 million for the Bezant's Mankayan Project (December 31, 2011: $120.0 million for the FSE project and $7.0 for Bezant).

Inventories (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Line Items]
Ore stockpiles	$ 76.5	$ 63.7
Gold in-process	29.7	26.9
Consumable stores	295.2	205.5
Other	0.7	1.6
Inventories	$ 402.1	$ 297.7

Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost	$ 12,868.5	$ 12,083.9
Accumulated depreciation and amortization	(5,479.6)	(5,067.1)
Property, plant and equipment, net	7,388.9	7,016.8
Mining properties, mine development costs, mine plant facilities and mineral interests	6,344.5	6,021.3
Asset retirement costs	119.3	112.3
Other non-mining assets	925.1	883.2
Cumulative capitalized interest, net of amortization	130.6	122.3
Tarkwa Mine
Property, Plant and Equipment [Line Items]
Cumulative capitalized interest, net of amortization	13.5	14.4
Cerro Corona
Property, Plant and Equipment [Line Items]
Cumulative capitalized interest, net of amortization	71.6	75.4
South Africa
Property, Plant and Equipment [Line Items]
Cumulative capitalized interest, net of amortization	$ 45.5	$ 32.5

Property Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
Property, Plant and Equipment [Line Items]
Depreciation of property, plant and equipment	$ 389.4	$ 729.9	$ 745.3	$ 631.1
Fleet assets pledged		80.7
$60 million senior secured revolving credit facility
Property, Plant and Equipment [Line Items]
Revolving credit facility, maximum borrowing capacity		$ 60

Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 1,075.4	$ 1,295.2
Translation adjustment	(55.3)	(219.8)
Goodwill, Ending Balance	$ 1,020.1	$ 1,075.4

Goodwill - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 South Deep Gold Mine	Dec. 31, 2012 South Africa Rand South Deep Gold Mine	Dec. 31, 2012 Currency Us Dollar South Deep Gold Mine
Goodwill [Line Items]
Long-term gold price			400,000	1,500
Exchange rate		R8.29 to $1.00
South Deep life of mine (in years)		80 years
Discount rate, based on a calculated weighted average cost of capital to Gold Fields, lower limit	3.20%
Discount rate, based on a calculated weighted average cost of capital to Gold Fields, upper limit	5.80%

Non-Current Investments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Schedule of Investments [Line Items]
Listed investments	$ 36.2	[1]	$ 77.3	[1]
Unlisted investments	1.3		2.6
Investments held by environmental trust funds	165.3	[2]	161.5	[2]
Equity investees	254.4	[3]	28.2	[3]
Other investments	0.8		2.6
Non-current investments	$ 458		$ 272.2

[1]	Listed investments mainly consist of: December 31, 2012 December 31, 2011 Number of shares Market value, $ per share Number of shares Market value, $ per share Northam Platinum 7,820,169 4.55 7,820,169 3.75 Radius Gold Incorporated 3,625,124 0.22 3,625,124 0.23 Gran Columbia Gold Corporation 1,585,274 0.36 1,585,274 0.40 Evolution Mining Limited - - 15,535,016 1.62 GoldQuest Mining Corporation - - 13,962,500 0.08 Atacama Pacific Gold Corporation - - 4,945,598 3.79 Details of the listed investments are as follows: December 31, 2012 December 31, 2011 Fair value 36.2 77.3 Less: Cost 24.8 68.4 Net unrealized gain 11.4 8.9 The net gain comprises: Gross unrealized gains 11.7 15.2 Gross unrealized losses (0.3) (6.3) 11.4 8.9 The gross unrealized loss comprises the following number of equity instruments none of which have been in a continuous unrealized loss position for more than 12 months: 4 8 Realized gain reclassified from equity on disposal of listed investments ($ million) 14.7 12.8
[2]	The environmental trust funds are irrevocable trusts under the Group's control. The monies in the trusts are invested primarily in interest bearing short-term (money market), government and other corporate bond investments and the costs of these investments approximate their fair value. The investments provide for the estimated cost of rehabilitation during and at the end of the life of the Group's South African mines. While the asset is under the Group's control, it is not available for the general purposes of the Group. All income from this asset is reinvested or spent to meet these obligations. These obligations are described in note 15, "Provision for Environmental Rehabilitation".
[3]	Equity investees comprise the following: Ownership % Market value Investment Description of business December 31, 2012 December 31, 2011 December 31, 2012 December 31, 2011 Far South East Exploration 40.0 - * * Rusoro Mining Limited Gold mining 26.4 26.4 6.3 13.1 Rand Refinery Limited Refining of gold bullion and by-products 34.9 34.9 * * Timpetra Resources Limited Resource exploration 21.8 21.8 1.0 1.2

Non-Current Investments (Parenthetical) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012 Investment		Dec. 31, 2011 Investment		Jun. 30, 2010
Schedule of Investments [Line Items]
Fair value		$ 36.2	[1]	$ 77.3	[1]
Cost		24.8		68.4
Net unrealized gain		11.4		8.9
The net gain comprises:
Gross unrealized gains		11.7		15.2
Gross unrealized losses		(0.3)		(6.3)
Net unrealized gain		11.4		8.9
The gross unrealized loss comprises the following number of equity instruments none of which have been in a continuous unrealized loss position for more than 12 months:		4		8
Realized gain reclassified from equity on disposal of listed investments ($ million)	(0.4)	14.7		12.8		111.7
Far Southeast (FSE) Deposit
The net gain comprises:
Ownership %		40.00%
Market value of equity investment			[2]		[2]
Description of business		Exploration
Rusoro Mining Limited
The net gain comprises:
Ownership %		26.40%		26.40%
Market value of equity investment		6.3		13.1
Description of business		Gold mining
Rand Refinery Limited
The net gain comprises:
Ownership %		34.90%		34.90%
Market value of equity investment			[2]		[2]
Description of business		Refining of gold bullion and by-products
Timpetra Resources Limited
The net gain comprises:
Ownership %		21.80%		21.80%
Market value of equity investment		$ 1		$ 1.2
Description of business		Resource exploration
Northam Platinum | Listed Investments
Schedule of Investments [Line Items]
Listed investments, Market value, $ per share		$ 4.55		$ 3.75
Listed investments, Number of shares		7,820,169		7,820,169
Radius Gold Incorporated | Listed Investments
Schedule of Investments [Line Items]
Listed investments, Market value, $ per share		$ 0.22		$ 0.23
Listed investments, Number of shares		3,625,124		3,625,124
Gran Columbia Gold Corporation | Listed Investments
Schedule of Investments [Line Items]
Listed investments, Market value, $ per share		$ 0.36		$ 0.4
Listed investments, Number of shares		1,585,274		1,585,274
Evolution Mining Limited | Listed Investments
Schedule of Investments [Line Items]
Listed investments, Market value, $ per share				$ 1.62
Listed investments, Number of shares				15,535,016
GoldQuest Mining Corporation | Listed Investments
Schedule of Investments [Line Items]
Listed investments, Market value, $ per share				$ 0.08
Listed investments, Number of shares				13,962,500
Atacama Pacific Gold Corporation | Listed Investments
Schedule of Investments [Line Items]
Listed investments, Market value, $ per share				$ 3.79
Listed investments, Number of shares				4,945,598

[1]	Listed investments mainly consist of: December 31, 2012 December 31, 2011 Number of shares Market value, $ per share Number of shares Market value, $ per share Northam Platinum 7,820,169 4.55 7,820,169 3.75 Radius Gold Incorporated 3,625,124 0.22 3,625,124 0.23 Gran Columbia Gold Corporation 1,585,274 0.36 1,585,274 0.40 Evolution Mining Limited - - 15,535,016 1.62 GoldQuest Mining Corporation - - 13,962,500 0.08 Atacama Pacific Gold Corporation - - 4,945,598 3.79 Details of the listed investments are as follows: December 31, 2012 December 31, 2011 Fair value 36.2 77.3 Less: Cost 24.8 68.4 Net unrealized gain 11.4 8.9 The net gain comprises: Gross unrealized gains 11.7 15.2 Gross unrealized losses (0.3) (6.3) 11.4 8.9 The gross unrealized loss comprises the following number of equity instruments none of which have been in a continuous unrealized loss position for more than 12 months: 4 8 Realized gain reclassified from equity on disposal of listed investments ($ million) 14.7 12.8
[2]	Not readily determinable

Carrying Value of Equity Investment in Rusoro (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2010
Schedule of Equity Method Investments [Line Items]
Opening balance		$ 28.2	[1]
Share of losses recognized	4.9	(51.7)		4		(22.7)
Impairment				(6.8)
Other comprehensive income						0.8
Closing balance		254.4	[1]	28.2	[1]
Rusoro Mining Limited
Schedule of Equity Method Investments [Line Items]
Opening balance		13.2		20
Share of losses recognized		(13.4)	[2]
Impairment				(6.8)
Other comprehensive income		0.2
Closing balance				$ 13.2

[1]	Equity investees comprise the following: Ownership % Market value Investment Description of business December 31, 2012 December 31, 2011 December 31, 2012 December 31, 2011 Far South East Exploration 40.0 - * * Rusoro Mining Limited Gold mining 26.4 26.4 6.3 13.1 Rand Refinery Limited Refining of gold bullion and by-products 34.9 34.9 * * Timpetra Resources Limited Resource exploration 21.8 21.8 1.0 1.2
[2]	The results of Rusoro for the Gold Fields' fiscal year ended December 31, 2012 are for the twelve months to September 2012 (December 31, 2011: nine months ended September 30, 2011).

Non-Current Investments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012
Schedule of Equity Method Investments [Line Items]
Option percentage currently not exercised		20.00%
Far Southeast (FSE) Deposit | Lepanto Consolidated Mining Company
Schedule of Equity Method Investments [Line Items]
Pre-agreed acquisition price for a 60% interest in FSE, option fees paid	$ 10
Far Southeast (FSE) Deposit | Liberty Express Assets
Schedule of Equity Method Investments [Line Items]
Ownership %				40.00%
Pre-agreed acquisition price for a 60% interest in FSE, non-refundable down payment	44	110	66
Pre-agreed acquisition, options to acquire	60.00%
Pre-agreed acquisition price for a 60% interest in FSE				110
Rand Refinery Limited
Schedule of Equity Method Investments [Line Items]
Ownership %		34.90%	34.90%
Dividends received from Rand Refinery	$ 5.4
Rusoro Mining Limited
Schedule of Equity Method Investments [Line Items]
Ownership %		26.40%	26.40%

Carrying Value of Equity Investment in Rand Refinery Limited (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2010
Schedule of Equity Method Investments [Line Items]
Opening balance		$ 28.2	[1]
Share of profits recognized	4.9	(51.7)		4		(22.7)
Closing balance		254.4	[1]	28.2	[1]
Rand Refinery Limited
Schedule of Equity Method Investments [Line Items]
Opening balance		12.9		10.2
Share of profits recognized		12		5
Translation		(1.2)		(2.3)
Closing balance		$ 23.7		$ 12.9

[1]	Equity investees comprise the following: Ownership % Market value Investment Description of business December 31, 2012 December 31, 2011 December 31, 2012 December 31, 2011 Far South East Exploration 40.0 - * * Rusoro Mining Limited Gold mining 26.4 26.4 6.3 13.1 Rand Refinery Limited Refining of gold bullion and by-products 34.9 34.9 * * Timpetra Resources Limited Resource exploration 21.8 21.8 1.0 1.2

Carrying Value of Equity Investment in Far South East (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2010
Gold Fields interest in FSE on December 31, 2012 was 40.0%.
Opening balance		$ 28.2	[1]
Share of losses recognized	4.9	(51.7)		4		(22.7)
Closing balance		254.4	[1]	28.2	[1]
Far Southeast (FSE) Deposit
Gold Fields interest in FSE on December 31, 2012 was 40.0%.
Investment		230
Equity contribution		50.1
Share of losses recognized		(50.1)
Closing balance		$ 230

[1]	Equity investees comprise the following: Ownership % Market value Investment Description of business December 31, 2012 December 31, 2011 December 31, 2012 December 31, 2011 Far South East Exploration 40.0 - * * Rusoro Mining Limited Gold mining 26.4 26.4 6.3 13.1 Rand Refinery Limited Refining of gold bullion and by-products 34.9 34.9 * * Timpetra Resources Limited Resource exploration 21.8 21.8 1.0 1.2

Carrying Value of Equity Investment in Far South East (Parenthetical) (Detail) (Far Southeast (FSE) Deposit)	Dec. 31, 2012
Far Southeast (FSE) Deposit
Schedule of Equity Method Investments [Line Items]
Ownership %	40.00%

Accounts Payable and Provision (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Trade payables	$ 220.5	$ 196.3
Accruals	352	301.1
Payroll and other compensation	57.8	67.5
Leave pay accrual	73.8	68.3
Dividends payable		3
Short term portion of deferred income and mining tax	17.9	8.4
Other	27.6	21.9
Accounts payable and provisions	751.9	669.9
South Deep Gold Mine
Short-term Debt [Line Items]
Dividends payable	$ 2.3	$ 3.4

Short-Term and Long-Term Loans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Debt Instrument [Line Items]
Long term and short term debt	$ 2,361.2		$ 1,907.7
Short-term loans and current portion of long-term loans	(40)	[1]	(547)	[1]
Total long-term loans	2,321.2		1,360.7
Collateralized | Split tenor revolving credit facility
Debt Instrument [Line Items]
Long term and short term debt			500	[2]
Collateralized | $500 million Syndicated Revolving Credit Facility
Debt Instrument [Line Items]
Long term and short term debt	104	[3]
Collateralized | Non-revolving Senior Secured Term Loan
Debt Instrument [Line Items]
Long term and short term debt	110	[4]	150	[4]	190
Collateralized | $1 Billion Notes Issue
Debt Instrument [Line Items]
Long term and short term debt	988.8	[5]	987.7	[5]	986.6
Collateralized | R1 billion syndicated revolving credit facility
Debt Instrument [Line Items]
Long term and short term debt	666	[6]	220	[6]
Collateralized | $60 million senior secured revolving credit facility
Debt Instrument [Line Items]
Long term and short term debt			50	[7]
Uncollateralized | Other loans
Debt Instrument [Line Items]
Long term and short term debt	$ 492.4	[8]

[1]	The maturity of the loans has been updated to reflect post year end refinancing terms.
[2]	Split-tenor revolving credit facility On May 16, 2007, Sibanye Gold, Orogen and GFO entered into a $750 million split-tenor revolving credit facility consisting of a $250 million 364-day revolving tranche with a twelve-month term out option, or Facility A, and a $500 million five-year revolving tranche, or Facility B. On April 28, 2008, Gold Fields exercised the term out option under Facility A converting the full $250 million advance at that point into a term loan with a final maturity date of May 16, 2009. In terms of the facility agreement, Gold Fields had the option to repay the loan under Facility A early in whole or in part by giving five days' prior notice. Facility B was due to mature on May 16, 2012. The purpose of the facilities was to refinance existing facilities and for general corporate purposes. On June 30, 2008, Orogen had borrowed $73 million and $121 million under Facility A and Facility B, respectively. GFO had $177 million and $141 million outstanding under Facility A and Facility B, respectively, on the same date. On various dates during fiscal 2009, Orogen drew down a further $120 million under Facility B. On May 15, 2009, GFO drew down $118 million under Facility B to partly refinance its maturing loan under Facility A. The balance of the GFO loan outstanding under Facility A of $59 million was refinanced with the $311 million syndicated revolving loan facility. Also on May 15, 2009, Orogen repaid $16 million of its portion of the maturing Facility A and refinanced the remaining $57 million with the $311 million syndicated revolving loan facility. Facility A was repaid in full on May 15, 2009. On September 17, 2009, Gold Fields utilized $259 million of the proceeds from the sale of the shares in Eldorado Gold Corporation, or Eldorado, to fully settle GFO borrowings under facility B. Subsequently, on various dates, Orogen drew down $221 million to refinance more expensive debt under the $311 million syndicated revolving loan facility. Orogen also repaid $32 million during the year. On August 26, 2010, Orogen drew down a further $70 million and on October 8, 2010, repaid the full $500 million drawn under Facility B using proceeds of the $1 billion Notes issue. On March 22, 2011, Orogen drew down $420 million to fund the acquisition of the noncontrolling interests in La Cima. On May 26, 2011, Orogen repaid $40 million. On June 22, 2011, Orogen drew down $120 million under this facility to partially fund the acquisition of IAMGold's 18.9% noncontrolling interests in the Ghanaian operations. The loan under Facility B bore interest at LIBOR plus a margin of 0.30% per annum. On April 16, 2012, Orogen refinanced the outstanding balance of $500.0 million under the facility by drawing down under the $1.0 billion syndicated revolving credit facility. The facility was cancelled on April 16, 2012. The outstanding borrowings of Orogen, all under Facility B, at December 31, 2011 were $500 million. Borrowings under the Revolving Credit Facility were guaranteed by Gold Fields, Sibanye Gold, Gold Fields Holding Company (BVI) Limited, or GF Holdings, Orogen, GFO and Newshelf 899 (Proprietary) Limited, or Newshelf. December 31, 2012 December 31, 2011 Opening balance 500.0 - Loans advanced, net of transaction costs - 540.0 Loan repayments (500.0) (40.0) Closing balance - 500.0
[3]	$500 million syndicated revolving credit facility On April 17, 2012, Sibanye Gold, Orogen and GFO entered into a $500 million syndicated revolving credit facility. The purpose of the facility was to refinance existing facilities, for general corporate purposes and working capital. The final maturity date of this facility was April 17, 2017. The facility bore interest at LIBOR plus a margin of 1.60% per annum. Where the utilisation under the facility was less than or equal to 33 1/3%, a utilisation fee of 0.20% per annum would be payable on the amount of utilisations. Where the utilisation under the facility was greater than 33 1/3% and less than or equal to 66 2/3%, a utilisation fee of 0.40% per annum would be payable on the amount of utilisations. Where the utilisation under the facility was greater than 66 2/3%, a utilisation fee of 0.60% per annum would be payable on the amount of utilisations. Such utilisation fee was payable quarterly in arrears. The borrowers were required to pay a quarterly commitment fee of 0.56% per annum. On April 23, 2012, Orogen drew down $194.0 million under this facility to partially refinance borrowings under the $1 billion Syndicated Revolving Credit Facility. On June 1, 2012, Orogen drew down a further $20.0 million. On July 25, 2012 and August 2, 2012, Orogen repaid $20.0 million and $20.0 million, respectively. On September 20, 2012, Orogen repaid a further $100.0 million. On November 23, 2012, Orogen drew down $10 million and on November 29, 2012, a further $20 million was drawn under the facility. The outstanding borrowings under this facility at December 31, 2012 were $104.0 million. Borrowings under the syndicated revolving loan facility were guaranteed by Gold Fields, Sibanye Gold, GF Holdings, Orogen, Newshelf and GFO. Subsequent to year end, on February 15, 2013, this facility was refinanced by drawing down under the $1,440 million term loan and revolving credit facility as detailed in (j). The facility was also cancelled on February 15, 2013. December 31, 2012 December 31, 2011 Opening balance - - Loans advanced 244.0 - Loan repayments (140.0) - Closing balance 104.0 -
[4]	Non-revolving Senior Secured Term Loan On September 17, 2010, La Cima entered into a non-revolving senior secured term loan for up to $200.0 million with The Bank of Nova Scotia and Banco de Credito del Peru. The purpose of this facility was to repay the Gold Fields outstanding subordinated loans with its affiliates and to finance its working capital requirements. The loan bears interest at LIBOR plus a margin of 2.00% per annum. On September 22, 2010, the lenders advanced $200 million to La Cima under this facility. The facility amount is repayble in 20 equal quarterly instalments of $10 million each. During fiscal year ended December 31, 2012, $40 million was repaid (fiscal year ended December 31, 2011 $40 million; six months ended December 31, 2010: $10 million). The final maturity of this facility is five years from the disbursement date. The outstanding borrowings under this facility at December 31, 2012 were $110.0 million (December 31, 2011: $150.0 million). Borrowings under the non-revolving senior secured term loan are secured by first-ranking assignments of all rights, title and interest in all of La Cima's concentrate sale agreements. In addition, the offshore and onshore collection accounts of La Cima will be subject to an account control agreement and a first ranking charge in favor of the lenders. This facility will be non-recourse to the rest of the Group. December 31, 2012 December 31, 2011 Opening balance 150.0 190.0 Loans repaid (40.0) (40.0) Closing balance 110.0 150.0
[5]	$1 Billion Notes Issue On September 30, 2010, Orogen issued $1,000,000,000 4.875% guaranteed notes due October 7, 2020, or the Notes. The payment of all Notes is unconditionally and irrevocably guaranteed by Gold Fields Limited, Sibanye Gold, GFO and GF Holdings, or together, the Guarantors, on joint and several basis. The Notes and guarantees constitute direct, unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively, and rank equally in right of payment amoung themselves and with all other existing and future unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively. The transaction costs of $13.6 million were deducted from the liability on initial measurement. These costs will unwind over the period of the Notes as an interest expense. Gold Fields used a portion of the net proceeds of the offering of the Notes to repay certain existing indebtedness of the Group and the balance of the net proceeds for general corporate purposes. An indemnity agreement ("the Indemnity Agreement") has been entered into between the Guarantors, pursuant to which the Guarantors (other than Sibanye Gold) hold Sibanye Gold harmless from and against any and all liabilities and expenses which may be incurred by Sibanye Gold under or in connection with the Notes, including any payment obligations by Sibanye Gold to the noteholders or the trustee of the Notes pursuant to the guarantee of the Notes, all on the terms and subject to the conditions contained therein. The Indemnity Agreement will remain in place for as long as Sibanye Gold's guarantee obligations under the Notes remain in place. December 31, 2012 December 31, 2011 Opening balance 987.7 986.6 Unwinding of transaction costs 1.1 1.1 Closing balance 988.8 987.7
[6]	$1 billion syndicated revolving credit facility On June 20, 2011, Sibanye Gold, Orogen and GFO entered into a $1 billion syndicated revolving loan facility with an option to increase the Facility to $1.1 billion within six months from signing date, which option was not exercised. The purpose of the facility is to refinance an existing facility, for general corporate purposes and working capital. The final maturity date of this facility is June 20, 2016. The facility bears interest at LIBOR plus a margin of 1.20% per annum. Where the utilization under the facility is greater than 33 1/3% and less than or equal to 66 2/3%, a utilization fee of 0.20% per annum will be payable on the amount of utilizations. Where the utilization under the facility is greater than 66 2/3%, a utilization fee of 0.40% per annum will be payable on the amount of utilizations. Such utilization fee is payable quarterly in arrears. The borrowers are required to pay a quarterly commitment fee of 0.42% per annum. On June 22, 2011, Orogen drew down $450.0 million under this facility to partially fund the acquisition of IAMGold's 18.9% stake in the Ghanaian operations. On August 22, 2011 and September 22, 2011, Orogen repaid $75.0 million and $105.0 million, respectively under this facility. On November 16, 2011, Orogen drew down $33.0 million which was repaid on December 19, 2011. In addition, Orogen repaid $50.0 million on December 23, 2011 under this facility. On March 15, 2012, Orogen drew down $110.0 million to fund the third payment to exercise the Group's 40% option in the FSE project. On April 16, 2012, Orogen drew down $556.0 million of which $500.0 million was used to refinance the Split-tenor revolving credit facility. On April 23, 2012, Orogen repaid $220.0 million under this facility which was partially funded by drawing down $194.0 million under the $500 million syndicated revolving credit facility. The outstanding borrowings under this facility at December 31, 2012 were $666.0 million (December 31, 2011: $220.0 million). Borrowings under the syndicated revolving loan facility are guaranteed by Gold Fields, Sibanye Gold, GF Holdings, Orogen, Newshelf and GFO. Subsequent to year end, on February 15, 2013, this facility was refinanced by drawing down under the $1,440 million term loan and revolving credit facility as detailed in (j). The facility was also cancelled on February 15, 2013. December 31, 2012 December 31, 2011 Opening balance 220.0 - Loans advanced 666.0 483.0 Repayments (220.0) (263.0) Translation - - Closing balance 666.0 220.0
[7]	$60 million senior secured revolving credit facility On December 22, 2010, GF Ghana and Abosso entered into a $60 million reducing senior secured revolving credit facility, which became available on February 21, 2011. The available facility amount reduces annually on each anniversary date from $60 million to $43 million to $35 million in the last and final year with the final maturity date being February 21, 2014. The purpose of this facility is for general corporate purposes, working capital purposes and/or capital expenditure purposes, including the purchase of a yellow vehicle fleet. The loan bears interest at LIBOR plus a margin of 2.85% per annum. The borrowers are required to pay a quarterly commitment fee of 1.30% per annum. Borrowings under the facility are guaranteed by GF Ghana and Abosso and further secured by the registration of security over certain fleet vehicles owned by GF Ghana and Abosso, or the Secured Assets. In addition, the lenders are noted as first loss payees under the insurance contracts in respect of the Secured Assets and are assigned the rights under the maintenance contracts between certain suppliers of the Secured Assets. This facility is non-recourse to the rest of the Group. On February 25, 2011, Abosso drew down $20.0 million under this facility and subsequently repaid the full loan on various dates of which the last payment was on July 26, 2011. On November 28, 2011, GF Ghana drew down $50.0 million. On January 30, 2012, GF Ghana repaid $7.0 million in advance of the first anniversary date of the facility. During February 2012 and March 2012, GF Ghana repaid $16.0 million and on May 1, 2012 repaid an additional $7.0 million. On various dates during April 2012 Abosso drew down $15.0 million under the facility. On May 1, 2012 Abosso drew down an additional $8.0 million under the facility. On August 1, 2012, GF Ghana repaid $20 million and Abosso repaid $23 million bringing the balance outstanding under the facility to nil. The outstanding borrowings for GF Ghana on December 31, 2012 were $nil million (December 31, 2011 were $50.0 million). December 31, 2012 December 31, 2011 Opening balance 50.0 - Loans advanced 23.0 70.0 Repayments (73.0) (20.0) Balance at close - 50.0
[8]	Other loans December 31, 2012 December 31, 2011 Opening balance - - Loans advanced 518.0 56.7 Loans repaid (2.9) (56.7) Translation (22.7) - Closing balance 492.4 - Short-term credit facilities: The Group utilized uncommitted loan facilities from some of the major banks to fund the capital expenditure and working capital requirements of the South African operations. The total draw downs were $152.0 million in fiscal year ended December 31, 2012 (fiscal year ended December 31, 2011: $56.7 million; six months ended December 31, 2010: $39.4 million). Total repayments were $2.9 million in fiscal year ended December 31, 2012 (fiscal year ended December 31, 2011: $56.7 million; six months ended December 31, 2010: $41.9 million). These facilities have no fixed terms, are short-term in nature and interest rates are market related. Borrowings under these facilities are guaranteed by Gold Fields. The outstanding borrowings of Sibanye Gold under these facilities at December 31, 2012 were $142.4 million (R1,220 million) and at December 31, 2011: $nil. Subsequent to year end, on February 18, 2013, these facilities were refinanced by drawing down under the Rand bridge loan facilities as detailed below. $450 million syndicated revolving credit facility: On May 12, 2010, Sibanye Gold, Orogen and GFO entered into a $450 million syndicated revolving loan facility with an option to increase the facility to $550 million within six months from signing date. The option to increase the facility to $550 million was not exercised. The purpose of the facilities was to refinance existing facilities, for general corporate purposes and working capital. The facility bore interest at LIBOR plus a margin of 1.75% per annum. Where the utilization under the facility was equal to or greater than 50%, a utilization fee of 0.25% per annum would be payable on the amount of utilizations. Such utilization fee was payable quarterly in arrears. The borrowers were required to pay a quarterly commitment fee of 0.70% per annum. Borrowings under these facilities were guaranteed by Gold Fields, GF Holdings, GFO, Orogen, Newshelf and Sibanye Gold. This facility was unutilized at December 31, 2010. The final maturity of this facility was September 30, 2013. The facility was cancelled and replaced on June 22, 2011 with the new U.S.$1 billion revolving credit facility. R3.5 billion long-term revolving credit facilities: Sibanye Gold and GFO (collectively "the borrowers") entered into various revolving credit facilities with some of the major banks with tenors between three and five years. The purpose of the facilities was to finance capital expenditure, general corporate and working capital requirements and to refinance existing borrowings. The borrowers were required to pay a commitment fee of between 0.65% and 0.90% per annum on the undrawn and uncancelled amounts of the facilities, calculated and payable either quarterly or semi-annually in arrears. In summary the facilities are: - a R1.0 billion ($116.7 million) revolving credit facility entered into on December 9, 2009 and maturing June 30, 2013 at JIBAR plus 3.00%; - a R500 million ($58.3 million ) revolving credit facility entered into on March 8, 2010 and maturing March 10, 2013 at JIBAR plus 2.85%; - a R1.5 billion ($175.0 million) revolving credit facility entered into on May 6, 2009 and maturing June 10, 2014 at JIBAR plus 2.95%. This facility was cancelled and replaced with a new R2 .0 billion ($233.4 million) revolving credit facility on December 19, 2011; and - a R2.0 billion ($233.4 million) revolving credit facility entered into on December 19, 2011 and maturing on December 17, 2016 at JIBAR plus 1.95%. These facilities were unutilised during the year ended 31 December 2011. On various dates during 2012, Sibanye Gold drew down R2.0 billion ($249.4 million) under the R2.0 billion revolving credit facility. On October 24, 2012, Sibanye Gold drew down R500.0 million ($58.3 million) under the R500.0 million revolving credit facility. On November 16, 2012, Sibanye Gold drew down a further R500.0 million ($58.3 million) under the R1.0 billion revolving credit facility. The outstanding borrowings of Sibanye Gold under these facilities at December 31, 2012 were R3.0 billion (US$350.0 million) and at December 31, 2011: Rnil (US$nil). Borrowings under these facilities were guaranteed by Gold Fields, GF Holdings, GFO, Orogen, Newshelf and Sibanye Gold. Subsequent to year end, on February 18, 2013, these facilities were refinanced by drawing down under the Rand bridge loan facilities as detailed below. These facilities were also cancelled on February 18, 2013. $1,440 million term loan and revolving credit facility : On November 28, 2012, Orogen, GFO and GFI Joint Venture Holdings (Pty) Limited ("GFIJVH") (collectively "the Borrowers") entered into a US$900 million term loan and revolving credit facility ("the US$900 million facility"). The $900 million facility comprises a $450 million three-year term loan tranche ("Facility A") and a $450 million five-year revolving tranche ("Facility B"). In addition to the $900 million facility, Orogen, GFO and GFIJVH entered into a $600 million bridge loan to bond issue facility ("the US$ bridge facility"). The US$ bridge facility had a 21-month maturity. The purpose of the $900 million facility is to refinance the existing $1 billion syndicated revolving credit facility and the $500 million syndicated revolving credit facility on the unbundling of Sibanye Gold in February 2013 and for general corporate and working capital purposes. The final maturity dates of Facility A and Facility B are November 28, 2015 and November 28, 2017, respectively, with the $ bridge facility maturing on August 28, 2014. Subsequent to entering into the $900 million facility, the facility was syndicated to a wider bank group and received an oversubscription which allowed the Borrowers to increase the facility amount to $1,440 million on January 30, 2013 ("the $1,440 million facility). Accordingly, the amounts of Facility A and Facility B both increased to $720 million. As a result of this oversubscription, the Borrowers cancelled the $ bridge facility on January 30, 2013. Borrowings under Facility A bear interest at LIBOR plus an initial margin of 2.45% per annum while borrowings under Facility B bear interest at LIBOR plus an initial margin of 2.25% per annum. The initial margins detailed above are based on the current long term credit rating assigned to Gold Fields and could either increase or decrease depending on the changes in the long term credit rating of Gold Fields. Where the utilization under Facility B is less than or equal to 33 1/3%, a utilization fee of 0.20% per annum will be payable on the amount of utilizations. Where the utilization under Facility B is greater than 33 1/3% and less than or equal to 66 2/3%, a utilization fee of 0.40% per annum will be payable on the amount of utilizations. Where the utilization under Facility B is greater than 66 2/3%, a utilization fee of 0.60% per annum will be payable on the amount of utilizations. Such utilization fee is payable quarterly in arrears. The borrowers are required to pay a quarterly commitment fee of 0.90% per annum under Facility B. The facility was undrawn at December 31, 2012. Subsequent to year end, on February 15, 2013, the $1 billion and the $500 million syndicated revolving credit facilities were refinanced by drawing down under this facility. Borrowings under the $1,440 million facility are guaranteed by Gold Fields, GF Holdings, Orogen, GFO and GFIJVH. Rand bridge loan facilities: On November 28, 2012, Sibanye Gold entered into a R6.0 billion ($700.1 million) term loan and revolving credit facilities reducing to R5.0 billion ($583.4 million) as detailed below. The facilities comprise of a R2.0 billion ($233.4 million) revolving credit facility and a R4.0 billion ($466.7 million) term loan facility. The available revolving credit facility amount will reduce from R2.0 billion ($233.4 million) to R1.5 billion ($175.0 million) on the earliest of the date on which Sibanye Gold's Board of Directors declares a final dividend in respect of the financial year ending December 2013 or the first anniversary of the Spin-Off (February 18, 2014). Similarly, the term loan facility amount will reduce from R4.0 billion ($466.7 million) to R3.5 billion ($408.4 million) on the earliest of the date on which Sibanye Gold's Board of Directors declares a final dividend in respect of the financial year ending December 2013 or the first anniversary of the Spin-Off. The final maturity date of the facilities is 18 months after the Spin-Off (August 18, 2014). The purpose of the Rand bridge loan facilities is to refinance Sibanye Gold's debt as detailed above under the other rand long-term revolving credit facilities and the other rand short-term credit facilities on Spin-Off, with the balance of the Rand bridge loan facilities to be used to fund Sibanye Gold's ongoing capital expenditure, working capital and general corporate expenditure requirements. Sibanye Gold will cede all of its rights, title and interest in and to the Indemnity Agreement in favour of the lenders of the Rand bridge loan facility, jointly and severally, as security for its obligations under the facilities. Sibanye Gold must lodge and register a security package for its obligations under the facilities within six months from the Spin-Off if it is not released as a guarantor under the Notes (refer note 14(f)) at such point in time. The Indemnity Agreement is discussed in note 14(f). The Rand bridge loan facilities bear interest at JIBAR plus a margin of 3.00% per annum for 12 months after the Spin-Off and 3.50% per annum for the last six months of the facilities. If Sibanye Gold is not released as a guarantor under the Notes within six months from Spin-Off, the margin will increase to 3.25% per annum for the six to 12 months period after Spin-Off and 3.75% per annum for the last six months of the facilities. Sibanye Gold is required to pay a quarterly commitment fee of 35% of the applicable margin per annum calculated on the undrawn portion of the facilities. The facilities were undrawn at December 31, 2012. Subsequent to year end, on February 18, 2013, the rand revolving credit facilities and the short-term rand credit facilities were refinanced by drawing down under these facilities. R1,500 million Nedbank Revolving Credit Facility: On March 1, 2013, Nedbank, GFIJVH and GFO entered into a R1,500 million Revolving Credit Facility. The purpose of the facility is to fund Gold Fields' capital expenditure and general corporate and working capital requirements. The final maturity date of this facility is March 7, 2018. The facility bears interest at JIBAR plus a margin of 2.50% per annum. The borrowers are required to pay a commitment fee of 0.85% per annum every six months. On March 8, 2013, each of GFO and GFIJVH drew down R350.0 million under this facility. Borrowings under the facility are guaranteed by Gold Fields, GFO, GFH, Orogen and GFIJVH. Debt maturity ladder The combined aggregate maturities of short and long-term loans for each of the next five years at December 31, 2012 is tabulated below: Maturity December 31, 2012 December 31, 2011 1 year 40.0 547.0 2 years 532.4 48.0 3 years 750.0 75.0 4 years 50.0 30.0 5 years and thereafter 1,000.0 1,207.7 2,372.4 1,907.7 At December 31, 2012, the Group was in compliance with its debt covenants. $142.4 has been reclassified to long-term, even though they are considered short-term under the Short-term Rand facilities (j) as the Group refinanced these facilities as detailed in the Rand bridge loan facilities on February 18, 2013.

Short-Term and Long-Term Loans - Additional Information (Detail) Share data in Millions, unless otherwise specified	1 Months Ended		6 Months Ended	12 Months Ended								1 Months Ended		1 Months Ended							1 Months Ended					1 Months Ended					12 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended				6 Months Ended	12 Months Ended				1 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended								1 Months Ended				6 Months Ended			1 Months Ended				12 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended				1 Months Ended											6 Months Ended	12 Months Ended			1 Months Ended								2 Months Ended					12 Months Ended				6 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended									12 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended
	Nov. 28, 2012 USD ($)	Nov. 28, 2012 ZAR	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2010 USD ($)	Dec. 31, 2012 ZAR	Nov. 16, 2012 ZAR	Oct. 24, 2012 USD ($)	Oct. 24, 2012 ZAR	Dec. 31, 2011 ZAR	Jan. 30, 2013 Subsequent Event USD ($)	Feb. 18, 2013 Subsequent Event USD ($)	Mar. 08, 2013 Subsequent Event Gold Fields Operations ZAR	Mar. 08, 2013 Subsequent Event GFI Joint Venture Holdings USD ($)	Jan. 30, 2013 Bridge Facility Subsequent Event USD ($)	Nov. 28, 2012 Refinancing of Line of Credit, Non-Revolving Credit Facility USD ($)	Nov. 28, 2012 Term Loan Credit Facilty [Member] USD ($)	Nov. 28, 2012 Term Loan Credit Facilty [Member] ZAR	Mar. 01, 2013 Nedbank Revolving Credit Facility [Member] Subsequent Event ZAR	Nov. 28, 2012 Spin Off [Member]	Nov. 28, 2012 Spin Off [Member] Term Loan Credit Facilty [Member] USD ($)	Nov. 28, 2012 Spin Off [Member] Term Loan Credit Facilty [Member] ZAR	Nov. 28, 2012 $500 million Syndicated Revolving Credit Facility USD ($)	Feb. 15, 2013 $500 million Syndicated Revolving Credit Facility Subsequent Event USD ($)	Nov. 28, 2012 R1 billion syndicated revolving credit facility USD ($)	Nov. 28, 2012 R1 billion syndicated revolving credit facility ZAR	Feb. 15, 2013 R1 billion syndicated revolving credit facility Subsequent Event USD ($)	Dec. 31, 2012 R3.5 billion long term revolving credit facility [Member] USD ($)	Dec. 31, 2012 R3.5 billion long term revolving credit facility [Member] ZAR	Dec. 31, 2012 Uncollateralized Loan [Member] Nedbank Revolving Credit Facility [Member]	Dec. 31, 2010 Collateralized Mvelaphanda Resources Limited	Dec. 31, 2012 Collateralized Split tenor revolving credit facility USD ($)	Dec. 31, 2011 Collateralized Split tenor revolving credit facility USD ($)	May 16, 2007 Collateralized Split tenor revolving credit facility USD ($)	May 26, 2011 Collateralized Split tenor revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Jun. 30, 2010 Collateralized Split tenor revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Apr. 30, 2008 Collateralized Split tenor revolving credit facility 364-Day Revolving Credit USD ($)	May 16, 2007 Collateralized Split tenor revolving credit facility 364-Day Revolving Credit USD ($)	May 15, 2009 Collateralized Split tenor revolving credit facility 364-Day Revolving Credit Orogen Investments SA (Luxembourg) USD ($)	Jun. 30, 2008 Collateralized Split tenor revolving credit facility 364-Day Revolving Credit Orogen Investments SA (Luxembourg) USD ($)	May 15, 2009 Collateralized Split tenor revolving credit facility 364-Day Revolving Credit Gold Fields Operations USD ($)	Jun. 30, 2008 Collateralized Split tenor revolving credit facility 364-Day Revolving Credit Gold Fields Operations USD ($)	Apr. 30, 2008 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit	Dec. 31, 2012 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit	May 16, 2007 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit USD ($)	Apr. 26, 2012 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit Orogen Investments SA (Luxembourg) USD ($)	Jun. 22, 2011 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit Orogen Investments SA (Luxembourg) USD ($)	Mar. 22, 2011 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit Orogen Investments SA (Luxembourg) USD ($)	Aug. 31, 2010 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit Orogen Investments SA (Luxembourg) USD ($)	Dec. 31, 2010 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit Orogen Investments SA (Luxembourg) USD ($)	Jun. 30, 2009 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit Orogen Investments SA (Luxembourg) USD ($)	Jun. 30, 2008 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit Orogen Investments SA (Luxembourg) USD ($)	Dec. 31, 2011 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit Orogen Investments SA (Luxembourg) USD ($)	Oct. 08, 2010 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit Orogen Investments SA (Luxembourg) USD ($)	Sep. 30, 2009 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit Gold Fields Operations USD ($)	May 15, 2009 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit Gold Fields Operations USD ($)	Jun. 30, 2008 Collateralized Split tenor revolving credit facility 5 Year Revolving Credit Gold Fields Operations USD ($)	Apr. 17, 2012 Collateralized $500 million Syndicated Revolving Credit Facility USD ($)	Dec. 31, 2012 Collateralized $500 million Syndicated Revolving Credit Facility USD ($)	Dec. 31, 2012 Collateralized $500 million Syndicated Revolving Credit Facility Utilization under the facility is less than or equal to 33 1/3%	Dec. 31, 2012 Collateralized $500 million Syndicated Revolving Credit Facility Utilization under the facility is greater than 33 1/3% and less than or equal to 66 2/3%	Dec. 31, 2012 Collateralized $500 million Syndicated Revolving Credit Facility Utilisation is greater than 66 2/3%	Nov. 23, 2012 Collateralized $500 million Syndicated Revolving Credit Facility Orogen Investments SA (Luxembourg) USD ($)	Nov. 29, 2012 Collateralized $500 million Syndicated Revolving Credit Facility Orogen Investments SA (Luxembourg) USD ($)	Sep. 20, 2012 Collateralized $500 million Syndicated Revolving Credit Facility Orogen Investments SA (Luxembourg) USD ($)	Aug. 02, 2012 Collateralized $500 million Syndicated Revolving Credit Facility Orogen Investments SA (Luxembourg) USD ($)	Jul. 25, 2012 Collateralized $500 million Syndicated Revolving Credit Facility Orogen Investments SA (Luxembourg) USD ($)	Jun. 01, 2012 Collateralized $500 million Syndicated Revolving Credit Facility Orogen Investments SA (Luxembourg) USD ($)	Apr. 23, 2012 Collateralized $500 million Syndicated Revolving Credit Facility Orogen Investments SA (Luxembourg) USD ($)	Dec. 31, 2012 Collateralized $500 million Syndicated Revolving Credit Facility Orogen Investments SA (Luxembourg) USD ($)	Feb. 15, 2013 Collateralized $500 million Syndicated Revolving Credit Facility Subsequent Event USD ($)	Mar. 31, 2011 Collateralized Preference shares USD ($)	Oct. 10, 2008 Collateralized Preference shares USD ($)	Dec. 24, 2007 Collateralized Preference shares ZAR	Dec. 31, 2010 Collateralized Preference shares USD ($)	Dec. 24, 2007 Collateralized Preference shares Minimum	Dec. 24, 2007 Collateralized Preference shares Maximum	Apr. 05, 2011 Collateralized Scrip Loan USD ($)	Apr. 05, 2011 Collateralized Scrip Loan ZAR	Mar. 26, 2010 Collateralized Scrip Loan USD ($)	Mar. 26, 2010 Collateralized Scrip Loan ZAR	Dec. 31, 2012 Collateralized Scrip Loan USD ($)	Dec. 31, 2011 Collateralized Scrip Loan USD ($)	Mar. 26, 2010 Collateralized Scrip Loan Mvelaphanda Resources Limited	Sep. 30, 2010 Collateralized Non-revolving Senior Secured Term Loan USD ($)	Dec. 31, 2010 Collateralized Non-revolving Senior Secured Term Loan USD ($)	Dec. 31, 2012 Collateralized Non-revolving Senior Secured Term Loan USD ($) Installment	Dec. 31, 2011 Collateralized Non-revolving Senior Secured Term Loan USD ($)	Sep. 17, 2010 Collateralized Non-revolving Senior Secured Term Loan USD ($)	Sep. 30, 2010 Collateralized $1 Billion Notes Issue Orogen Investments SA (Luxembourg) USD ($)	Dec. 31, 2012 Collateralized $1 Billion Notes Issue Orogen Investments SA (Luxembourg) USD ($)	Jun. 20, 2011 Collateralized R1 billion syndicated revolving credit facility USD ($)	Dec. 31, 2012 Collateralized R1 billion syndicated revolving credit facility USD ($)	Dec. 31, 2011 Collateralized R1 billion syndicated revolving credit facility USD ($)	Dec. 31, 2012 Collateralized R1 billion syndicated revolving credit facility Utilization under the facility is less than or equal to 33 1/3%	Dec. 31, 2012 Collateralized R1 billion syndicated revolving credit facility Utilization under the facility is greater than 33 1/3% and less than or equal to 66 2/3%	Apr. 23, 2012 Collateralized R1 billion syndicated revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Apr. 16, 2012 Collateralized R1 billion syndicated revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Mar. 15, 2012 Collateralized R1 billion syndicated revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Dec. 19, 2011 Collateralized R1 billion syndicated revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Dec. 23, 2011 Collateralized R1 billion syndicated revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Nov. 30, 2011 Collateralized R1 billion syndicated revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Sep. 30, 2011 Collateralized R1 billion syndicated revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Aug. 30, 2011 Collateralized R1 billion syndicated revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Jun. 30, 2011 Collateralized R1 billion syndicated revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Dec. 31, 2012 Collateralized R1 billion syndicated revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Dec. 31, 2011 Collateralized R1 billion syndicated revolving credit facility Orogen Investments SA (Luxembourg) USD ($)	Dec. 31, 2010 Collateralized $60 million senior secured revolving credit facility	Dec. 31, 2012 Collateralized $60 million senior secured revolving credit facility USD ($)	Dec. 31, 2011 Collateralized $60 million senior secured revolving credit facility USD ($)	Dec. 22, 2010 Collateralized $60 million senior secured revolving credit facility USD ($)	Aug. 31, 2012 Collateralized $60 million senior secured revolving credit facility Abosso Goldfields Limited USD ($)	Apr. 30, 2012 Collateralized $60 million senior secured revolving credit facility Abosso Goldfields Limited USD ($)	May 01, 2012 Collateralized $60 million senior secured revolving credit facility Abosso Goldfields Limited USD ($)	Feb. 25, 2011 Collateralized $60 million senior secured revolving credit facility Abosso Goldfields Limited USD ($)	Aug. 31, 2012 Collateralized $60 million senior secured revolving credit facility Gold Fields Ghana Limited USD ($)	May 01, 2012 Collateralized $60 million senior secured revolving credit facility Gold Fields Ghana Limited USD ($)	Jan. 30, 2012 Collateralized $60 million senior secured revolving credit facility Gold Fields Ghana Limited USD ($)	Nov. 28, 2011 Collateralized $60 million senior secured revolving credit facility Gold Fields Ghana Limited USD ($)	Mar. 31, 2012 Collateralized $60 million senior secured revolving credit facility Gold Fields Ghana Limited USD ($)	Dec. 31, 2012 Collateralized $60 million senior secured revolving credit facility Gold Fields Ghana Limited USD ($)	Dec. 31, 2011 Collateralized $60 million senior secured revolving credit facility Gold Fields Ghana Limited USD ($)	Dec. 22, 2010 Collateralized Senior Secured Credit Facility Fiscal Year Twenty Twelve [Member] USD ($)	Dec. 22, 2010 Collateralized Senior Secured Credit Facility Fiscal Year Twenty Thirteen [Member] USD ($)	Dec. 31, 2012 Uncollateralized Domestic Medium Term Notes Program USD ($)	Dec. 31, 2011 Uncollateralized Domestic Medium Term Notes Program USD ($)	Dec. 31, 2010 Uncollateralized Domestic Medium Term Notes Program USD ($)	Apr. 06, 2009 Uncollateralized Domestic Medium Term Notes Program ZAR	Dec. 31, 2010 Uncollateralized Other loans USD ($)	Dec. 31, 2012 Uncollateralized Other loans USD ($)	Dec. 31, 2011 Uncollateralized Other loans USD ($)	Dec. 31, 2012 Uncollateralized Other loans ZAR	May 12, 2010 Uncollateralized Other loans Minimum USD ($)	May 12, 2010 Uncollateralized Other loans Maximum USD ($)	Dec. 31, 2012 Uncollateralized Other loans New Revolving Credit Agreement USD ($)	Dec. 09, 2009 Uncollateralized Other loans Revolving Credit Facility Matures December Seventeenth Twenty Twelve USD ($)	Dec. 09, 2009 Uncollateralized Other loans Revolving Credit Facility Matures December Seventeenth Twenty Twelve ZAR	Mar. 08, 2010 Uncollateralized Other loans Revolving Credit Facility Matures March Tenth, Twenty Thirteen USD ($)	Mar. 08, 2010 Uncollateralized Other loans Revolving Credit Facility Matures March Tenth, Twenty Thirteen ZAR	May 06, 2009 Uncollateralized Other loans Revolving Credit Facility Matures June Tenth, Twenty fourteen USD ($)	May 06, 2009 Uncollateralized Other loans Revolving Credit Facility Matures June Tenth, Twenty fourteen ZAR	Dec. 19, 2011 Uncollateralized Other loans Revolving Credit Facility Matures December Seventeen Twenty Sixteen USD ($)	Dec. 19, 2011 Uncollateralized Other loans Revolving Credit Facility Matures December Seventeen Twenty Sixteen ZAR	Dec. 31, 2012 Three Year Revolving Credit Facility	Jan. 30, 2013 Three Year Revolving Credit Facility Subsequent Event USD ($)	Nov. 28, 2012 Three Year Revolving Credit Facility GFI Joint Venture Holdings USD ($)	Dec. 31, 2012 Five Year Revolving Credit Facility	Nov. 28, 2012 Five Year Revolving Credit Facility USD ($)	Jan. 30, 2013 Five Year Revolving Credit Facility Subsequent Event USD ($)	Dec. 31, 2012 Five Year Revolving Credit Facility Condition One	Dec. 31, 2012 Five Year Revolving Credit Facility Condition Two	Dec. 31, 2012 Five Year Revolving Credit Facility Condition Three [Member]
Debt Instrument [Line Items]
Long-term revolving credit facility																		$ 466,700,000	4,000,000,000	1,500,000,000						$ 233,400,000	2,000,000,000		$ 249,400,000	2,000,000,000					$ 750,000,000				$ 250,000,000							$ 500,000,000													$ 500,000,000																															$ 200,000,000			$ 1,000,000,000																			$ 60,000,000												$ 43,000,000	$ 35,000,000				10,000,000,000					$ 450,000,000	$ 550,000,000	$ 1,000,000,000	$ 116,700,000	1,000,000,000	$ 58,300,000	500,000,000	$ 175,000,000	1,500,000,000	$ 233,400,000	2,000,000,000			$ 900,000,000		$ 450,000,000
Conversion of outstanding loan																																						250,000,000
Maturity date																																						May 16, 2009						May 16, 2012															Apr 17, 2017															Jan 24, 2011		Sep 15, 2011							May 20, 2011								Oct 7, 2020		Jun 20, 2016																Feb 21, 2014																											Sep 30, 2013
Long and short-term loans raised			1,543,800,000	1,451,000,000	1,167,900,000	1,619,900,000								350,000,000	350,000,000																			540,000,000							73,000,000						1,000,000,000	120,000,000	420,000,000	70,000,000	221,000,000	120,000,000	121,000,000				118,000,000			244,000,000																			18,800,000	127,000,000	19,500,000	144,000,000	0	18,200,000		200,000,000								666,000,000	483,000,000															23,000,000	70,000,000																			39,400,000	518,000,000	56,700,000
Line of credit facility amount	700,100,000	6,000,000,000		350,000,000			3,000,000,000	1,000,000,000	58,300,000	500,000,000																				2,000,000,000				500,000,000									177,000,000											500,000,000				141,000,000		104,000,000											104,000,000																	110,000,000	150,000,000					666,000,000	220,000,000												666,000,000	220,000,000			50,000,000											0	50,000,000
Loan Refinance			1,330,800,000	975,900,000	654,600,000	1,637,500,000											600,000,000																500,000,000	40,000,000		40,000,000	32,000,000			16,000,000																259,000,000				140,000,000						100,000,000	20,000,000	20,000,000											18,800,000	127,000,000				39,600,000			10,000,000	40,000,000	40,000,000					220,000,000	263,000,000			220,000,000			33,000,000	50,000,000		105,000,000	75,000,000					73,000,000	20,000,000		23,000,000				20,000,000	7,000,000	7,000,000		16,000,000									41,900,000	2,900,000	56,700,000
Line of credit facility refinanced amount																								1,000,000,000	500,000,000			1,000,000,000												57,000,000		59,000,000					500,000,000								500,000,000																	1,440,000,000																											500,000,000
Line of credit interest rate description				The Rand bridge loan facilities bear interest at JIBAR plus a margin of 3.00% per annum for 12 months after the Spin-Off and 3.50% per annum for the last six months of the facilities																											Interest at JIBAR plus a margin of 2.50% per annum.														The loan under Facility B bore interest at LIBOR plus a margin of 0.30% per annum.																																																																																						The facility bore interest at LIBOR plus a margin of 1.75% per annum.
Loan, margin																																													0.30%															1.60%																					5.00%	5.00%																																																	1.75%
Line of credit facility utilization description																																																												Where the utilisation under the facility was less than or equal to 33 1/3%, a utilisation fee of 0.20% per annum would be payable on the amount of utilisations. Where the utilisation under the facility was greater than 33 1/3% and less than or equal to 66 2/3%, a utilisation fee of 0.40% per annum would be payable on the amount of utilisations. Where the utilisation under the facility was greater than 66 2/3%, a utilisation fee of 0.60% per annum would be payable on the amount of utilisations.																																		Where the utilization under the facility is greater than 33 1/3% and less than or equal to 66 2/3%, a utilization fee of 0.20% per annum will be payable on the amount of utilizations. Where the utilization under the facility is greater than 66 2/3%, a utilization fee of 0.40% per annum will be payable on the amount of utilizations.																																					Where the utilization under the facility was equal to or greater than 50%, a utilization fee of 0.25% per annum would be payable on the amount of utilizations. Such utilization fee was payable quarterly in arrears.																				less than or equal to 33 1/3%	greater than 33 1/3% and less than or equal to 66 2/3%	greater than 66 2/3%
Line of credit facility, utilization fee rate																																																													0.40%	0.20%	0.60%																																	0.20%	0.40%
Line of credit facility commitment fee percentage				35.00%																											0.85%																													0.56%																																		0.42%															1.30%																						0.70%			0.65%	0.90%													0.90%
Long and short-term loans raised																																																																10,000,000	20,000,000				20,000,000	194,000,000																												194,000,000	556,000,000	110,000,000			33,000,000			450,000,000								15,000,000	8,000,000	20,000,000				50,000,000
Date of cancellation																																																																								Feb 15, 2013
Issued non-convertible redeemable preference shares to Rand Merchant Bank																																																																											1,200,000,000
Dividend rate payable as a percentage of Prime rate																																																																													22.00%	61.00%
Outstanding preference shares repaid																																																																									90,000,000	61,000,000
Preference dividend paid			3,100,000		1,300,000	5,900,000																																																																				2,500,000		19,300,000
Payment for redemption of preference shares, dividend																																																																									1,500,000
Shares subject to scrip lending agreement																																3																																																					3
Loan bears interest at LIBOR plus a margin rate																																																																																										2.00%
Principal payments schedule																																																																																								The facility amount is repayble in 20 equal quarterly instalments of $10 million each.
Number of equal quarterly installments																																																																																								20
Debt maturity period																																																																																								5 years																																														3 years	5 years
Notes issued, face value				2,372,400,000	1,907,700,000																																																																																						1,000,000,000
Interest rate																																																																																											4.88%
Transaction cost																																																																																												13,600,000
Revolving credit facility, optional maximum borrowing capacity																																																																																													1,100,000,000
Line of credit facility, additional interest above LIBOR																																																																																														1.20%															2.85%
Ownership interest acquired from IAMGOLD																																																																																																												18.90%
Notes issued
Settlements																																																																																																																															105,300,000
Notes outstanding																																																																																																																																108,900,000
Outstanding Borrowings																																																																																																																																			142,400,000		1,220,000,000
Revolving credit facility description																																																																																																																																			$450 million syndicated revolving loan facility with an option to increase the facility to $550 million within six months from signing date. The option to increase the facility to $550 million was not exercised. The purpose of the facilities was to refinance existing facilities, for general corporate purposes and working capital.
Line of credit facility utilization fee percentage																																																																																																																																			0.25%																				0.20%	0.40%	0.60%
Revolving loan facility, commitment fee																																																																																																																																			The borrowers were required to pay a quarterly commitment fee of 0.70% per annum.
Line of credit facility, outstanding
Term Loan and Revolving Credit Facility	450,000,000											1,440,000,000
Increase in credit facility												1,440,000,000																																																																																																																																						720,000,000				720,000,000
Cancellation of credit facility																0
Line of credit facility interest rate at LIBOR plus an initial margin																																																																																																																																																	2.45%			2.25%
Line of credit facility decreases	583,400,000	5,000,000,000																								175,000,000	1,500,000,000
Term loan decreases																						408,400,000	3,500,000,000
Line of credit facility period																					18 months
Short-term debt reclassified to long-term													$ 142,400,000

Split-Tenor Revolving Credit Facility (Detail) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended									12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2010 USD ($)	Dec. 31, 2012 ZAR	Nov. 28, 2012 USD ($)	Nov. 28, 2012 ZAR	Nov. 16, 2012 ZAR	Oct. 24, 2012 USD ($)	Oct. 24, 2012 ZAR	Dec. 31, 2012 Collateralized Split tenor revolving credit facility USD ($)	Dec. 31, 2011 Collateralized Split tenor revolving credit facility USD ($)
Debt Instrument [Line Items]
Opening balance					3,000	$ 700.1	6,000	1,000	$ 58.3	500	$ 500
Long and short-term loans raised	1,543.8	1,451	1,167.9	1,619.9								540
Long and short-term loans repaid	(1,330.8)	(975.9)	(654.6)	(1,637.5)							(500)	(40)
Closing balance		$ 350			3,000	$ 700.1	6,000	1,000	$ 58.3	500		$ 500

Syndicated Revolving Loan Facility (Detail) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended									12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2010 USD ($)	Dec. 31, 2012 ZAR	Nov. 28, 2012 USD ($)	Nov. 28, 2012 ZAR	Nov. 16, 2012 ZAR	Oct. 24, 2012 USD ($)	Oct. 24, 2012 ZAR	Dec. 31, 2012 Collateralized $500 million Syndicated Revolving Credit Facility USD ($)
Debt Instrument [Line Items]
Opening balance					3,000	$ 700.1	6,000	1,000	$ 58.3	500
Long and short-term loans raised	1,543.8	1,451	1,167.9	1,619.9							244
Long and short-term loans repaid	(1,330.8)	(975.9)	(654.6)	(1,637.5)							(140)
Closing balance		$ 350			3,000	$ 700.1	6,000	1,000	$ 58.3	500	$ 104

Preference Shares (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Collateralized Preference shares
Debt Instrument [Line Items]
Opening balance	$ 2,361.2	$ 1,907.7	$ 91.4
Preference share dividend			1.3
Redemptions			(90)
Other			(2.3)
Translation			(0.4)
Closing balance	$ 2,361.2	$ 1,907.7

Scrip Loan (Detail) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended			1 Months Ended				12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2010 USD ($)	Apr. 05, 2011 Collateralized Scrip Loan USD ($)	Apr. 05, 2011 Collateralized Scrip Loan ZAR	Mar. 26, 2010 Collateralized Scrip Loan USD ($)	Mar. 26, 2010 Collateralized Scrip Loan ZAR	Dec. 31, 2012 Collateralized Scrip Loan USD ($)	Dec. 31, 2011 Collateralized Scrip Loan USD ($)
Debt Instrument [Line Items]
Opening balance		$ 1,907.7								$ 21.4
Interest										0.3
Loans advanced	1,543.8	1,451	1,167.9	1,619.9	18.8	127	19.5	144	0	18.2
Loans repaid	(1,330.8)	(975.9)	(654.6)	(1,637.5)	(18.8)	(127)				(39.6)
Translation										(0.3)
Closing balance		$ 2,361.2	$ 1,907.7

Non-revolving Senior Secured Term Loan (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2010
Debt Instrument [Line Items]
Opening balance		$ 1,907.7
Loans repaid	(1,330.8)	(975.9)		(654.6)		(1,637.5)
Closing balance		2,361.2		1,907.7
Collateralized | Non-revolving Senior Secured Term Loan
Debt Instrument [Line Items]
Opening balance		150	[1]	190
Loans repaid	(10)	(40)		(40)
Closing balance	$ 190	$ 110	[1]	$ 150	[1]

[1]	Non-revolving Senior Secured Term Loan On September 17, 2010, La Cima entered into a non-revolving senior secured term loan for up to $200.0 million with The Bank of Nova Scotia and Banco de Credito del Peru. The purpose of this facility was to repay the Gold Fields outstanding subordinated loans with its affiliates and to finance its working capital requirements. The loan bears interest at LIBOR plus a margin of 2.00% per annum. On September 22, 2010, the lenders advanced $200 million to La Cima under this facility. The facility amount is repayble in 20 equal quarterly instalments of $10 million each. During fiscal year ended December 31, 2012, $40 million was repaid (fiscal year ended December 31, 2011 $40 million; six months ended December 31, 2010: $10 million). The final maturity of this facility is five years from the disbursement date. The outstanding borrowings under this facility at December 31, 2012 were $110.0 million (December 31, 2011: $150.0 million). Borrowings under the non-revolving senior secured term loan are secured by first-ranking assignments of all rights, title and interest in all of La Cima's concentrate sale agreements. In addition, the offshore and onshore collection accounts of La Cima will be subject to an account control agreement and a first ranking charge in favor of the lenders. This facility will be non-recourse to the rest of the Group. December 31, 2012 December 31, 2011 Opening balance 150.0 190.0 Loans repaid (40.0) (40.0) Closing balance 110.0 150.0

Guaranteed Notes Issued (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Closing balance	$ 2,361.2		$ 1,907.7
Collateralized | $1 Billion Notes Issue
Debt Instrument [Line Items]
Opening balance	987.7	[1]	986.6
Unwinding of transaction costs	1.1		1.1
Closing balance	$ 988.8	[1]	$ 987.7	[1]

[1]	$1 Billion Notes Issue On September 30, 2010, Orogen issued $1,000,000,000 4.875% guaranteed notes due October 7, 2020, or the Notes. The payment of all Notes is unconditionally and irrevocably guaranteed by Gold Fields Limited, Sibanye Gold, GFO and GF Holdings, or together, the Guarantors, on joint and several basis. The Notes and guarantees constitute direct, unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively, and rank equally in right of payment amoung themselves and with all other existing and future unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively. The transaction costs of $13.6 million were deducted from the liability on initial measurement. These costs will unwind over the period of the Notes as an interest expense. Gold Fields used a portion of the net proceeds of the offering of the Notes to repay certain existing indebtedness of the Group and the balance of the net proceeds for general corporate purposes. An indemnity agreement ("the Indemnity Agreement") has been entered into between the Guarantors, pursuant to which the Guarantors (other than Sibanye Gold) hold Sibanye Gold harmless from and against any and all liabilities and expenses which may be incurred by Sibanye Gold under or in connection with the Notes, including any payment obligations by Sibanye Gold to the noteholders or the trustee of the Notes pursuant to the guarantee of the Notes, all on the terms and subject to the conditions contained therein. The Indemnity Agreement will remain in place for as long as Sibanye Gold's guarantee obligations under the Notes remain in place. December 31, 2012 December 31, 2011 Opening balance 987.7 986.6 Unwinding of transaction costs 1.1 1.1 Closing balance 988.8 987.7

Revolving Credit Facility (Detail) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended									12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2010 USD ($)	Dec. 31, 2012 ZAR	Nov. 28, 2012 USD ($)	Nov. 28, 2012 ZAR	Nov. 16, 2012 ZAR	Oct. 24, 2012 USD ($)	Oct. 24, 2012 ZAR	Dec. 31, 2012 Collateralized R1 billion syndicated revolving credit facility USD ($)	Dec. 31, 2011 Collateralized R1 billion syndicated revolving credit facility USD ($)
Debt Instrument [Line Items]
Opening balance					3,000	$ 700.1	6,000	1,000	$ 58.3	500	$ 220
Long and short-term loans raised	1,543.8	1,451	1,167.9	1,619.9							666	483
Long and short-term loans repaid	(1,330.8)	(975.9)	(654.6)	(1,637.5)							(220)	(263)
Translation
Closing balance		$ 350			3,000	$ 700.1	6,000	1,000	$ 58.3	500	$ 666	$ 220

Senior Secured Revolving Credit Facility (Detail) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended									12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2010 USD ($)	Dec. 31, 2012 ZAR	Nov. 28, 2012 USD ($)	Nov. 28, 2012 ZAR	Nov. 16, 2012 ZAR	Oct. 24, 2012 USD ($)	Oct. 24, 2012 ZAR	Dec. 31, 2012 Collateralized $60 million senior secured revolving credit facility USD ($)	Dec. 31, 2011 Collateralized $60 million senior secured revolving credit facility USD ($)
Debt Instrument [Line Items]
Opening balance					3,000	$ 700.1	6,000	1,000	$ 58.3	500	$ 50
Long and short-term loans raised	1,543.8	1,451	1,167.9	1,619.9							23	70
Long and short-term loans repaid	(1,330.8)	(975.9)	(654.6)	(1,637.5)							(73)	(20)
Closing balance		$ 350			3,000	$ 700.1	6,000	1,000	$ 58.3	500		$ 50

Domestic Medium Term Notes Program (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Uncollateralized Domestic Medium Term Notes Program
Debt Instrument [Line Items]
Opening balance	$ 2,361.2	$ 1,907.7	$ 108.9
Settlements			(105.3)
Translation			(3.6)
Closing balance	$ 2,361.2	$ 1,907.7

Other Loans (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012		Dec. 31, 2011	Jun. 30, 2010
Debt Instrument [Line Items]
Opening balance		$ 1,907.7
Long and short-term loans raised	1,543.8	1,451		1,167.9	1,619.9
Long and short-term loans repaid	(1,330.8)	(975.9)		(654.6)	(1,637.5)
Closing balance		2,361.2		1,907.7
Uncollateralized | Other loans
Debt Instrument [Line Items]
Long and short-term loans raised	39.4	518		56.7
Long and short-term loans repaid	(41.9)	(2.9)		(56.7)
Translation		(22.7)
Closing balance		$ 492.4	[1]

[1]	Other loans December 31, 2012 December 31, 2011 Opening balance - - Loans advanced 518.0 56.7 Loans repaid (2.9) (56.7) Translation (22.7) - Closing balance 492.4 - Short-term credit facilities: The Group utilized uncommitted loan facilities from some of the major banks to fund the capital expenditure and working capital requirements of the South African operations. The total draw downs were $152.0 million in fiscal year ended December 31, 2012 (fiscal year ended December 31, 2011: $56.7 million; six months ended December 31, 2010: $39.4 million). Total repayments were $2.9 million in fiscal year ended December 31, 2012 (fiscal year ended December 31, 2011: $56.7 million; six months ended December 31, 2010: $41.9 million). These facilities have no fixed terms, are short-term in nature and interest rates are market related. Borrowings under these facilities are guaranteed by Gold Fields. The outstanding borrowings of Sibanye Gold under these facilities at December 31, 2012 were $142.4 million (R1,220 million) and at December 31, 2011: $nil. Subsequent to year end, on February 18, 2013, these facilities were refinanced by drawing down under the Rand bridge loan facilities as detailed below. $450 million syndicated revolving credit facility: On May 12, 2010, Sibanye Gold, Orogen and GFO entered into a $450 million syndicated revolving loan facility with an option to increase the facility to $550 million within six months from signing date. The option to increase the facility to $550 million was not exercised. The purpose of the facilities was to refinance existing facilities, for general corporate purposes and working capital. The facility bore interest at LIBOR plus a margin of 1.75% per annum. Where the utilization under the facility was equal to or greater than 50%, a utilization fee of 0.25% per annum would be payable on the amount of utilizations. Such utilization fee was payable quarterly in arrears. The borrowers were required to pay a quarterly commitment fee of 0.70% per annum. Borrowings under these facilities were guaranteed by Gold Fields, GF Holdings, GFO, Orogen, Newshelf and Sibanye Gold. This facility was unutilized at December 31, 2010. The final maturity of this facility was September 30, 2013. The facility was cancelled and replaced on June 22, 2011 with the new U.S.$1 billion revolving credit facility. R3.5 billion long-term revolving credit facilities: Sibanye Gold and GFO (collectively "the borrowers") entered into various revolving credit facilities with some of the major banks with tenors between three and five years. The purpose of the facilities was to finance capital expenditure, general corporate and working capital requirements and to refinance existing borrowings. The borrowers were required to pay a commitment fee of between 0.65% and 0.90% per annum on the undrawn and uncancelled amounts of the facilities, calculated and payable either quarterly or semi-annually in arrears. In summary the facilities are: - a R1.0 billion ($116.7 million) revolving credit facility entered into on December 9, 2009 and maturing June 30, 2013 at JIBAR plus 3.00%; - a R500 million ($58.3 million ) revolving credit facility entered into on March 8, 2010 and maturing March 10, 2013 at JIBAR plus 2.85%; - a R1.5 billion ($175.0 million) revolving credit facility entered into on May 6, 2009 and maturing June 10, 2014 at JIBAR plus 2.95%. This facility was cancelled and replaced with a new R2 .0 billion ($233.4 million) revolving credit facility on December 19, 2011; and - a R2.0 billion ($233.4 million) revolving credit facility entered into on December 19, 2011 and maturing on December 17, 2016 at JIBAR plus 1.95%. These facilities were unutilised during the year ended 31 December 2011. On various dates during 2012, Sibanye Gold drew down R2.0 billion ($249.4 million) under the R2.0 billion revolving credit facility. On October 24, 2012, Sibanye Gold drew down R500.0 million ($58.3 million) under the R500.0 million revolving credit facility. On November 16, 2012, Sibanye Gold drew down a further R500.0 million ($58.3 million) under the R1.0 billion revolving credit facility. The outstanding borrowings of Sibanye Gold under these facilities at December 31, 2012 were R3.0 billion (US$350.0 million) and at December 31, 2011: Rnil (US$nil). Borrowings under these facilities were guaranteed by Gold Fields, GF Holdings, GFO, Orogen, Newshelf and Sibanye Gold. Subsequent to year end, on February 18, 2013, these facilities were refinanced by drawing down under the Rand bridge loan facilities as detailed below. These facilities were also cancelled on February 18, 2013. $1,440 million term loan and revolving credit facility : On November 28, 2012, Orogen, GFO and GFI Joint Venture Holdings (Pty) Limited ("GFIJVH") (collectively "the Borrowers") entered into a US$900 million term loan and revolving credit facility ("the US$900 million facility"). The $900 million facility comprises a $450 million three-year term loan tranche ("Facility A") and a $450 million five-year revolving tranche ("Facility B"). In addition to the $900 million facility, Orogen, GFO and GFIJVH entered into a $600 million bridge loan to bond issue facility ("the US$ bridge facility"). The US$ bridge facility had a 21-month maturity. The purpose of the $900 million facility is to refinance the existing $1 billion syndicated revolving credit facility and the $500 million syndicated revolving credit facility on the unbundling of Sibanye Gold in February 2013 and for general corporate and working capital purposes. The final maturity dates of Facility A and Facility B are November 28, 2015 and November 28, 2017, respectively, with the $ bridge facility maturing on August 28, 2014. Subsequent to entering into the $900 million facility, the facility was syndicated to a wider bank group and received an oversubscription which allowed the Borrowers to increase the facility amount to $1,440 million on January 30, 2013 ("the $1,440 million facility). Accordingly, the amounts of Facility A and Facility B both increased to $720 million. As a result of this oversubscription, the Borrowers cancelled the $ bridge facility on January 30, 2013. Borrowings under Facility A bear interest at LIBOR plus an initial margin of 2.45% per annum while borrowings under Facility B bear interest at LIBOR plus an initial margin of 2.25% per annum. The initial margins detailed above are based on the current long term credit rating assigned to Gold Fields and could either increase or decrease depending on the changes in the long term credit rating of Gold Fields. Where the utilization under Facility B is less than or equal to 33 1/3%, a utilization fee of 0.20% per annum will be payable on the amount of utilizations. Where the utilization under Facility B is greater than 33 1/3% and less than or equal to 66 2/3%, a utilization fee of 0.40% per annum will be payable on the amount of utilizations. Where the utilization under Facility B is greater than 66 2/3%, a utilization fee of 0.60% per annum will be payable on the amount of utilizations. Such utilization fee is payable quarterly in arrears. The borrowers are required to pay a quarterly commitment fee of 0.90% per annum under Facility B. The facility was undrawn at December 31, 2012. Subsequent to year end, on February 15, 2013, the $1 billion and the $500 million syndicated revolving credit facilities were refinanced by drawing down under this facility. Borrowings under the $1,440 million facility are guaranteed by Gold Fields, GF Holdings, Orogen, GFO and GFIJVH. Rand bridge loan facilities: On November 28, 2012, Sibanye Gold entered into a R6.0 billion ($700.1 million) term loan and revolving credit facilities reducing to R5.0 billion ($583.4 million) as detailed below. The facilities comprise of a R2.0 billion ($233.4 million) revolving credit facility and a R4.0 billion ($466.7 million) term loan facility. The available revolving credit facility amount will reduce from R2.0 billion ($233.4 million) to R1.5 billion ($175.0 million) on the earliest of the date on which Sibanye Gold's Board of Directors declares a final dividend in respect of the financial year ending December 2013 or the first anniversary of the Spin-Off (February 18, 2014). Similarly, the term loan facility amount will reduce from R4.0 billion ($466.7 million) to R3.5 billion ($408.4 million) on the earliest of the date on which Sibanye Gold's Board of Directors declares a final dividend in respect of the financial year ending December 2013 or the first anniversary of the Spin-Off. The final maturity date of the facilities is 18 months after the Spin-Off (August 18, 2014). The purpose of the Rand bridge loan facilities is to refinance Sibanye Gold's debt as detailed above under the other rand long-term revolving credit facilities and the other rand short-term credit facilities on Spin-Off, with the balance of the Rand bridge loan facilities to be used to fund Sibanye Gold's ongoing capital expenditure, working capital and general corporate expenditure requirements. Sibanye Gold will cede all of its rights, title and interest in and to the Indemnity Agreement in favour of the lenders of the Rand bridge loan facility, jointly and severally, as security for its obligations under the facilities. Sibanye Gold must lodge and register a security package for its obligations under the facilities within six months from the Spin-Off if it is not released as a guarantor under the Notes (refer note 14(f)) at such point in time. The Indemnity Agreement is discussed in note 14(f). The Rand bridge loan facilities bear interest at JIBAR plus a margin of 3.00% per annum for 12 months after the Spin-Off and 3.50% per annum for the last six months of the facilities. If Sibanye Gold is not released as a guarantor under the Notes within six months from Spin-Off, the margin will increase to 3.25% per annum for the six to 12 months period after Spin-Off and 3.75% per annum for the last six months of the facilities. Sibanye Gold is required to pay a quarterly commitment fee of 35% of the applicable margin per annum calculated on the undrawn portion of the facilities. The facilities were undrawn at December 31, 2012. Subsequent to year end, on February 18, 2013, the rand revolving credit facilities and the short-term rand credit facilities were refinanced by drawing down under these facilities. R1,500 million Nedbank Revolving Credit Facility: On March 1, 2013, Nedbank, GFIJVH and GFO entered into a R1,500 million Revolving Credit Facility. The purpose of the facility is to fund Gold Fields' capital expenditure and general corporate and working capital requirements. The final maturity date of this facility is March 7, 2018. The facility bears interest at JIBAR plus a margin of 2.50% per annum. The borrowers are required to pay a commitment fee of 0.85% per annum every six months. On March 8, 2013, each of GFO and GFIJVH drew down R350.0 million under this facility. Borrowings under the facility are guaranteed by Gold Fields, GFO, GFH, Orogen and GFIJVH. Debt maturity ladder The combined aggregate maturities of short and long-term loans for each of the next five years at December 31, 2012 is tabulated below: Maturity December 31, 2012 December 31, 2011 1 year 40.0 547.0 2 years 532.4 48.0 3 years 750.0 75.0 4 years 50.0 30.0 5 years and thereafter 1,000.0 1,207.7 2,372.4 1,907.7 At December 31, 2012, the Group was in compliance with its debt covenants. $142.4 has been reclassified to long-term, even though they are considered short-term under the Short-term Rand facilities (j) as the Group refinanced these facilities as detailed in the Rand bridge loan facilities on February 18, 2013.

Combined Aggregate Maturities of Short and Long-Terms Loans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Short Term And Long Term Debt Maturities Repayments Of Principal In Next Twelve Months	$ 40	$ 547
Long term and Short term debt maturities, year two	532.4	48
Long term and Short term debt maturities, year three	750	75
Long term and Short term debt maturities, year four	50	30
Long term and Short term debt maturities, thereafter	1,000	1,207.7
Long term and Short term debt	$ 2,372.4	$ 1,907.7

Reconciliation of Total Liability for Environmental Rehabilitation (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
Provision for environmental rehabilitation
Opening balance of provision for environmental rehabilitation		$ 336.9	$ 324.4
Addition to liabilities		18.1	18.7
Liabilities settled		(2.7)	(1.7)
Accretion of liability	10.9	28.2	24.9	19.3
Foreign currency translation adjustment		(6.9)	(29.4)
Closing balance of provision for environmental rehabilitation	$ 324.4	$ 373.6	$ 336.9

Accrued Post-Retirement Health Care Costs (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Accrued post-retirement health care costs	$ 2.1		$ 2.1
Gold Fields Group (excluding South Deep)
Defined Benefit Plan Disclosure [Line Items]
Accrued post-retirement health care costs	$ 2.1	[1]	$ 2.1	[1]	$ 2.6

[1]	Group (excluding South Deep) accrued post-retirement health care costs The Group has certain liabilities to subsidize the contributions payable by certain pensioners and dependants of ex-employees on a pay-as-you-go basis. The Group's contributions to these schemes on behalf of current and retired employees amounted to $0.1 million in fiscal 2012 (fiscal year ended December 31, 2011: $0.2 million; six months ended December 31, 2010: $0.5 million, fiscal year ended June 30, 2010: $0.2 million). The obligation has been actuarially valued at December 31, 2012 and the outstanding contributions will be funded over the lifetime of these pensioners and dependants. The following table sets forth the funded status and amounts recognized by the Group (excluding South Deep) for post-retirement health care costs: December 31, 2012 December 31, 2011 Actuarial present value 2.1 2.1 Plan assets at fair value - - Accumulated benefit obligation in excess of plan assets 2.1 2.1 Prior service costs - - Unrecognized net (gain)/loss - - Post-retirement health care liability 2.1 2.1 The following is a reconciliation of the benefit obligation: Balance at beginning of year 2.1 2.6 Service costs 0.2 0.1 Contributions paid (0.1) (0.2) Foreign currency translation adjustment (0.1) (0.4) Balance at end of year 2.1 2.1 The obligation has been valued using the projected unit credit funding method on past service liabilities. The valuation assumes a health care cost inflation rate of 7.5% per annum (December 31, 2011: 8.0%) and a discount rate of 8.0% per annum (December 31, 2011: 8.75%). December 31, 2012 December 31, 2011 December 31, 2010 June 30, 2010 The net periodic benefit cost is explained as follows: Service costs 0.2 0.1 (0.1) 0.9 Net periodic benefit cost 0.2 0.1 (0.1) 0.9 Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point increase in assumed health care cost trend rates would have increased the aggregate of service and interest cost for the fiscal ended December 31, 2012 by $0.02 million (fiscal year ended December 31, 2011: $0.03 million; six months ended December 31, 2010: $0.01 million, fiscal year ended June 30, 2010: $0.1 million). The effect of this change on the accumulated post-retirement health care benefit obligation at December 31, 2012 would be an increase of $0.2 million (fiscal year ended December 31, 2011: $0.2 million). A one percentage point decrease in assumed health care cost trend rates would have decreased the aggregate of service and interest cost for the fiscal year ended December 31, 2012 by $0.01 million (fiscal year ended December 31, 2011: $0.01 million; six months ended December 31, 2010: $0.01 million, fiscal year ended June 30, 2010: $0.01 million). The effect of this change on the accumulated post-retirement health care benefit obligation at December 31, 2012 would be a decrease of $0.2 million (fiscal year ended December 31, 2011: $0.2 million).

Provision for Post-Retirement Health Care Costs - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 30, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
Gold Fields Group (excluding South Deep)
Defined Benefit Plan Disclosure [Line Items]
Contributions to post-retirement health care scheme		$ 0.5	$ 0.1	$ 0.2	$ 0.2
Health care cost, assumptions, inflation rate per annum			7.50%	8.00%
Health care cost, assumptions, discount rate per annum			8.00%	8.75%
Amount a one percentage point increase in assumed health care cost trend rates would have increased the aggregate of service and interest cost	0.01		0.02	0.03	0.1
Amount a one percentage point increase in assumed health care cost trend rates would have increased the accumulated post-retirement health care benefit			0.2	0.2
Amount a one percentage point decrease in assumed health care cost trend rates would have decreased the aggregate of service and interest cost		0.01	0.01	0.01	0.01
Amount a one percentage point decrease in assumed health care cost trend rates would have decrease the accumulated post-retirement health care benefit obligation			0.2	0.2
South Deep Gold Mine
Defined Benefit Plan Disclosure [Line Items]
Contributions to post-retirement health care scheme		$ 0.1		$ 0.1	$ 0.1

Funded Status and Amounts Recognized by Gold Fields Group (Excluding South Deep) for Post-Retirement Health Care Costs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Post-retirement health care liability	$ 2.1		$ 2.1
Gold Fields Group (excluding South Deep)
Defined Benefit Plan Disclosure [Line Items]
Actuarial present value	2.1		2.1
Plan assets at fair value
Accumulated benefit obligation in excess of plan assets	2.1		2.1
Prior service costs
Unrecognized net (gain)/loss
Post-retirement health care liability	$ 2.1	[1]	$ 2.1	[1]	$ 2.6

[1]	Group (excluding South Deep) accrued post-retirement health care costs The Group has certain liabilities to subsidize the contributions payable by certain pensioners and dependants of ex-employees on a pay-as-you-go basis. The Group's contributions to these schemes on behalf of current and retired employees amounted to $0.1 million in fiscal 2012 (fiscal year ended December 31, 2011: $0.2 million; six months ended December 31, 2010: $0.5 million, fiscal year ended June 30, 2010: $0.2 million). The obligation has been actuarially valued at December 31, 2012 and the outstanding contributions will be funded over the lifetime of these pensioners and dependants. The following table sets forth the funded status and amounts recognized by the Group (excluding South Deep) for post-retirement health care costs: December 31, 2012 December 31, 2011 Actuarial present value 2.1 2.1 Plan assets at fair value - - Accumulated benefit obligation in excess of plan assets 2.1 2.1 Prior service costs - - Unrecognized net (gain)/loss - - Post-retirement health care liability 2.1 2.1 The following is a reconciliation of the benefit obligation: Balance at beginning of year 2.1 2.6 Service costs 0.2 0.1 Contributions paid (0.1) (0.2) Foreign currency translation adjustment (0.1) (0.4) Balance at end of year 2.1 2.1 The obligation has been valued using the projected unit credit funding method on past service liabilities. The valuation assumes a health care cost inflation rate of 7.5% per annum (December 31, 2011: 8.0%) and a discount rate of 8.0% per annum (December 31, 2011: 8.75%). December 31, 2012 December 31, 2011 December 31, 2010 June 30, 2010 The net periodic benefit cost is explained as follows: Service costs 0.2 0.1 (0.1) 0.9 Net periodic benefit cost 0.2 0.1 (0.1) 0.9 Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point increase in assumed health care cost trend rates would have increased the aggregate of service and interest cost for the fiscal ended December 31, 2012 by $0.02 million (fiscal year ended December 31, 2011: $0.03 million; six months ended December 31, 2010: $0.01 million, fiscal year ended June 30, 2010: $0.1 million). The effect of this change on the accumulated post-retirement health care benefit obligation at December 31, 2012 would be an increase of $0.2 million (fiscal year ended December 31, 2011: $0.2 million). A one percentage point decrease in assumed health care cost trend rates would have decreased the aggregate of service and interest cost for the fiscal year ended December 31, 2012 by $0.01 million (fiscal year ended December 31, 2011: $0.01 million; six months ended December 31, 2010: $0.01 million, fiscal year ended June 30, 2010: $0.01 million). The effect of this change on the accumulated post-retirement health care benefit obligation at December 31, 2012 would be a decrease of $0.2 million (fiscal year ended December 31, 2011: $0.2 million).

Reconciliation of Benefit Obligation for Post-Retirement Health Care Cost by Gold Fields Group (Excluding South Deep) (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Balance at end of year		$ 2.1		$ 2.1
Gold Fields Group (excluding South Deep)
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year		2.1	[1]	2.6
Service costs	(0.1)	0.2		0.1		0.9
Contributions paid	(0.5)	(0.1)		(0.2)		(0.2)
Foreign currency translation adjustment		(0.1)		(0.4)
Balance at end of year	$ 2.6	$ 2.1	[1]	$ 2.1	[1]

[1]	Group (excluding South Deep) accrued post-retirement health care costs The Group has certain liabilities to subsidize the contributions payable by certain pensioners and dependants of ex-employees on a pay-as-you-go basis. The Group's contributions to these schemes on behalf of current and retired employees amounted to $0.1 million in fiscal 2012 (fiscal year ended December 31, 2011: $0.2 million; six months ended December 31, 2010: $0.5 million, fiscal year ended June 30, 2010: $0.2 million). The obligation has been actuarially valued at December 31, 2012 and the outstanding contributions will be funded over the lifetime of these pensioners and dependants. The following table sets forth the funded status and amounts recognized by the Group (excluding South Deep) for post-retirement health care costs: December 31, 2012 December 31, 2011 Actuarial present value 2.1 2.1 Plan assets at fair value - - Accumulated benefit obligation in excess of plan assets 2.1 2.1 Prior service costs - - Unrecognized net (gain)/loss - - Post-retirement health care liability 2.1 2.1 The following is a reconciliation of the benefit obligation: Balance at beginning of year 2.1 2.6 Service costs 0.2 0.1 Contributions paid (0.1) (0.2) Foreign currency translation adjustment (0.1) (0.4) Balance at end of year 2.1 2.1 The obligation has been valued using the projected unit credit funding method on past service liabilities. The valuation assumes a health care cost inflation rate of 7.5% per annum (December 31, 2011: 8.0%) and a discount rate of 8.0% per annum (December 31, 2011: 8.75%). December 31, 2012 December 31, 2011 December 31, 2010 June 30, 2010 The net periodic benefit cost is explained as follows: Service costs 0.2 0.1 (0.1) 0.9 Net periodic benefit cost 0.2 0.1 (0.1) 0.9 Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point increase in assumed health care cost trend rates would have increased the aggregate of service and interest cost for the fiscal ended December 31, 2012 by $0.02 million (fiscal year ended December 31, 2011: $0.03 million; six months ended December 31, 2010: $0.01 million, fiscal year ended June 30, 2010: $0.1 million). The effect of this change on the accumulated post-retirement health care benefit obligation at December 31, 2012 would be an increase of $0.2 million (fiscal year ended December 31, 2011: $0.2 million). A one percentage point decrease in assumed health care cost trend rates would have decreased the aggregate of service and interest cost for the fiscal year ended December 31, 2012 by $0.01 million (fiscal year ended December 31, 2011: $0.01 million; six months ended December 31, 2010: $0.01 million, fiscal year ended June 30, 2010: $0.01 million). The effect of this change on the accumulated post-retirement health care benefit obligation at December 31, 2012 would be a decrease of $0.2 million (fiscal year ended December 31, 2011: $0.2 million).

Net Periodic Benefit Cost by Gold Fields Group, Excluding South Deep (Detail) (Gold Fields Group (excluding South Deep), USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
Gold Fields Group (excluding South Deep)
Defined Benefit Plan Disclosure [Line Items]
Service costs	$ (0.1)	$ 0.2	$ 0.1	$ 0.9
Net periodic benefit cost	$ (0.1)	$ 0.2	$ 0.1	$ 0.9

Employee Benefit Plans - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended					12 Months Ended				12 Months Ended													12 Months Ended						12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended		6 Months Ended					1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2010 USD ($)	Dec. 31, 2012 South Deep Gold Mine USD ($)	Dec. 31, 2011 South Deep Gold Mine USD ($)	Dec. 31, 2012 Performance Shares USD ($)	Dec. 31, 2011 Stock Appreciation Rights ZAR	Dec. 31, 2010 Stock Appreciation Rights ZAR	Jun. 30, 2010 Stock Appreciation Rights ZAR	Dec. 31, 2012 Gold Fields Limited 2012 Share Plan Performance Shares	Dec. 31, 2012 Gold Fields Limited 2012 Share Plan Bonus Share Maximum	Dec. 31, 2012 Gold Fields Limited 2012 Share Plan Bonus Share Minimum	Dec. 31, 2012 2005 Share Plan USD ($)	Dec. 31, 2012 2005 Share Plan ZAR	Dec. 31, 2011 2005 Share Plan USD ($)	Dec. 31, 2011 2005 Share Plan ZAR	Dec. 31, 2010 2005 Share Plan USD ($)	Dec. 31, 2010 2005 Share Plan ZAR	Jun. 30, 2010 2005 Share Plan USD ($)	Jun. 30, 2010 2005 Share Plan ZAR	Jun. 30, 2009 2005 Share Plan USD ($)	Jun. 30, 2009 2005 Share Plan ZAR	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights USD ($)	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights ZAR	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights Maximum	Dec. 31, 2012 2005 Share Plan Restricted Stock	Dec. 31, 2012 GF Management Incentive Scheme ZAR	Dec. 31, 2012 GF Management Incentive Scheme USD ($)	Dec. 31, 2012 GF Management Incentive Scheme Maximum ZAR	Dec. 31, 2012 GF Management Incentive Scheme Minimum ZAR	Dec. 31, 2010 Broad-based BEE consortium (BEECO)	Dec. 31, 2012 Broad-based BEE consortium (BEECO)	Dec. 31, 2010 Broad-based BEE consortium (BEECO) South Deep Gold Mine USD ($)	Dec. 31, 2011 Broad-based BEE consortium (BEECO) South Deep Gold Mine USD ($)	Dec. 31, 2010 Broad-based BEE consortium (BEECO) Preferred Stock Dividends South Deep Gold Mine USD ($)	Dec. 31, 2010 Broad-based BEE consortium (BEECO) Equity Component Equivalent South Deep Gold Mine USD ($)	Dec. 31, 2010 Broad-based BEE consortium (BEECO) Common Class B South Deep Gold Mine ZAR	Dec. 31, 2010 Broad-based BEE consortium (BEECO) Employee Stock Option Person	Dec. 22, 2010 Broad-based BEE consortium (BEECO) Employee Stock Option ZAR	Dec. 23, 2010 Broad-based BEE consortium (BEECO) GFI Mining South Africa (Proprietary) Limited ZAR	Dec. 31, 2010 Broad-based BEE consortium (BEECO) GFI Mining South Africa (Proprietary) Limited USD ($)	Dec. 31, 2010 Broad-based BEE consortium (BEECO) GFI Mining South Africa (Proprietary) Limited Excluding South Deep	Jun. 30, 2008 Gold Fields Limited 2005 Non-Executive Director Share Plan USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of providing retirement benefits for defined contribution plans	$ 43	$ 92.8	$ 87.8	$ 76
Share-based compensation allocation expense	27	77.7	66.4	53.9			0																											115.5		21.2	94.3					10.2
Share vesting period							3 years																	3 years	3 years		3 years
Internal target performance percentage											85.00%
Performance shares settlement increased percentage											200.00%
Bonus share settlement period												18 months	9 months
Options exercisable																								0	0
Expiration period from grant date																										6 years				7 years
Options outstanding, average exercise price								119.17	93.89	90.84				$ 12.53	107.37	$ 13.27	107.91	$ 15.63	105.53	$ 14	106	$ 13.83	111.5	$ 12.53	107.48			86.51	$ 10.09
Options to purchase ordinary shares, outstanding																													75,500
Options, exercise prise range, lower limit																												63.65
Options, exercise prise range, upper limit																												140.66
Option expiration date																														Jul 2, 2013	Dec 21, 2012
Option exercising term																												Each option may normally only be exercised by a participant on the following bases: (1) after two years have elapsed from the date on which the option was accepted by the participant, in respect of not more than one-third of the ordinary shares which are the subject of that option; (2) after three years have elapsed from the date on which the option was accepted by the participant, in respect of not more than a further one-third (representing two-thirds cumulatively) of the ordinary shares which are the subject of that option; and (3) after four years have elapsed from the date on which the option was accepted by the participant, in respect of all the ordinary shares which are the subject of that option, subject to revision by the Board of Directors.
Issued ordinary share capital reserved for issuance under all share schemes, percentage																												5.00%
Shares reserved for issuance																													35,309,563
Options, exercise prise range																														127.8	97
Incremental fair value resulting from the modification amounts																																												0.5
Compensation cost related to awards not yet recognized under all four schemes		96.7
Compensation cost related to awards not yet recognized under all four schemes, period of recognition		3 years
Stock Ownership Per Regulatory Requirement, percentage																																	26.00%	10.00%				10.00%				10.75%	1.00%
Equity Empowerment Transactions, description																																Gold Fields implemented three empowerment transactions which are aimed at complying with the 2014 BEE equity ownership targets.
South african equity empowerment transactions	297.6
Share-based compensation costs, Stock Ownership Plan																																										171.9
Employee stock ownership plan, shares issued																																									600,000	13,500,000
Employee stock ownership plan, number of employees																																							47,000
Share-based compensation costs, closing price																																								122.79	118.51
Employee stock ownership plan, market discount rate																																							25.80%
Employee stock ownership plan, minimum restriction period																																							15 years
Percent of ownership interest acquired																																					100.00%
Number of shares issued		729,536,813	723,735,186																																			10,000,000
Ordinary dividend entitlement, per share																																						2
Ordinary shares conversion basis																																						The Class B ordinary shares will convert one-third after ten years and a third thereafter on each fifth year anniversary. For accounting purposes, the dividend represents a liability of Gold Fields to the Class B ordinary shareholders and qualifies as a share-based compensation.
Number Class B ordinary shares will be converted after ten years																																						33.00%
Number Class B ordinary shares will be converted on each fifth year anniversary																																						33.00%
Dividends payable			$ 3		$ 2.3	$ 3.4																												$ 2.3	$ 3.4
Effective interest rate used to discount future dividend payments																																						9.55%

Performance Shares and Bonus Shares Granted (Detail)	12 Months Ended
Dec. 31, 2012
Performance Shares
Number of Options
Granted during the year	4,511,700
Forfeited	(249,530)
Ending Balance	4,262,170
Bonus Share
Number of Options
Granted during the year	1,368,423
Exercised and released	(528,392)
Forfeited	(47,655)
Ending Balance	792,376

Assumption used to Value Shares (Detail) (ZAR)	12 Months Ended
Dec. 31, 2012
Performance Shares
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	36.40%
Expected term (months)	3 years
Historical dividend yield	1.60%
Weighted average fair value - Rand	162.14
Performance Shares | US Interest Rates
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Weighted average three year risk free interest rate	0.70%
Bonus Share
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	29.40%
Historical dividend yield	2.70%
Marketability discount	1.60%
Weighted average fair value - Rand	115.61
Bonus Share | Minimum
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Expected term (months)	9 months
Bonus Share | Maximum
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Expected term (months)	18 months
Bonus Share | SA Interest Rates
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Weighted average three year risk free interest rate	5.50%

Details of Performance Vesting Restricted Shares and Share Appreciation Rights Granted under Share Plan (Detail)	6 Months Ended		12 Months Ended						6 Months Ended	12 Months Ended						6 Months Ended	12 Months Ended
	Dec. 31, 2010 2005 Share Plan USD ($)	Dec. 31, 2010 2005 Share Plan ZAR	Dec. 31, 2012 2005 Share Plan USD ($)	Dec. 31, 2012 2005 Share Plan ZAR	Dec. 31, 2011 2005 Share Plan USD ($)	Dec. 31, 2011 2005 Share Plan ZAR	Jun. 30, 2010 2005 Share Plan USD ($)	Jun. 30, 2010 2005 Share Plan ZAR	Dec. 31, 2010 Restricted Stock 2005 Share Plan	Dec. 31, 2012 Restricted Stock 2005 Share Plan	Dec. 31, 2011 Restricted Stock 2005 Share Plan	Jun. 30, 2010 Restricted Stock 2005 Share Plan	Dec. 31, 2011 Stock Appreciation Rights ZAR	Dec. 31, 2010 Stock Appreciation Rights ZAR	Jun. 30, 2010 Stock Appreciation Rights ZAR	Dec. 31, 2010 Stock Appreciation Rights 2005 Share Plan	Dec. 31, 2012 Stock Appreciation Rights 2005 Share Plan USD ($)	Dec. 31, 2012 Stock Appreciation Rights 2005 Share Plan ZAR	Dec. 31, 2011 Stock Appreciation Rights 2005 Share Plan	Jun. 30, 2010 Stock Appreciation Rights 2005 Share Plan
Number of Options
Beginning Balance									8,438,663	7,369,112	7,650,081	6,831,964				5,660,272	5,030,143	5,030,143	5,270,597	4,609,626
Granted during the period									381,115		3,165,342	3,177,552				307,070			1,638,484	1,564,217
Exercised and released									(355,779)	(1,798,082)	(2,559,552)	(341,309)				(13,329)	(259,455)	(259,455)	(1,247,317)
Forfeited									(753,918)	(584,814)	(886,759)	(619,793)				(683,416)	(451,779)	(451,779)	(631,621)	(513,571)
Conditions for vesting not met									(60,000)			(609,751)
Ending Balance									7,650,081	4,986,216	7,369,112	8,438,663				5,270,597	4,318,909	4,318,909	5,030,143	5,660,272
Average price
Average price, at beginning of year	$ 14	106	$ 13.27	107.91	$ 15.63	105.53	$ 13.83	111.5					119.17	93.89	90.84
Granted during the period	$ 14.52	103.66			$ 16.51	119.17	$ 11.98	90.84
Exercised and released	$ 14.44	103.07	$ 12.99	106.36	$ 15.38	111.06
Forfeited	$ 14.57	104.01	$ 14.3	117.14	$ 15.33	110.69	$ 14.43	109.4
Conditions for vesting not met
Average price, at end of year	$ 15.63	105.53	$ 12.53	107.37	$ 13.27	107.91	$ 14	106					119.17	93.89	90.84		$ 12.53	107.48

Directors Affected by Gold Fields Management Scheme Modification (Detail) (Gold Fields Management Incentive Scheme [Member])	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ZAR	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ZAR	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ZAR	Jun. 30, 2010 USD ($)	Jun. 30, 2010 ZAR	Jun. 30, 2009 USD ($)	Jun. 30, 2009 ZAR	Dec. 31, 2012 Gold Fields Limited 2005 Share Plan [Member] Nicholas J. Holland USD ($)	Dec. 31, 2012 Gold Fields Limited 2005 Share Plan [Member] Nicholas J. Holland ZAR	Dec. 31, 2012 Gold Fields Limited 2005 Share Plan [Member] Paul Schmidt USD ($)	Dec. 31, 2012 Gold Fields Limited 2005 Share Plan [Member] Paul Schmidt ZAR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options	75,500	75,500	311,225	311,225	976,533	976,533	1,352,633	1,352,633	2,304,421	2,304,421	49,000	49,000	43,310	43,310
Average instrument price (cps)	$ 10.09	86.51	$ 9.04	73.48	$ 11.24	75.85	$ 10.06	76.15	$ 9.58	77.2	$ 12.8	109.66	$ 12.68	108.67
Contractual life extended by (years)											22 days	22 days	22 days	22 days

Summarize Information relating to Options Outstanding (Detail)	Dec. 31, 2011 Stock Appreciation Rights ZAR	Dec. 31, 2010 Stock Appreciation Rights ZAR	Jun. 30, 2010 Stock Appreciation Rights ZAR	Dec. 31, 2012 2005 Share Plan USD ($)	Dec. 31, 2012 2005 Share Plan ZAR	Dec. 31, 2011 2005 Share Plan USD ($)	Dec. 31, 2011 2005 Share Plan ZAR	Dec. 31, 2010 2005 Share Plan USD ($)	Dec. 31, 2010 2005 Share Plan ZAR	Jun. 30, 2010 2005 Share Plan USD ($)	Jun. 30, 2010 2005 Share Plan ZAR	Jun. 30, 2009 2005 Share Plan USD ($)	Jun. 30, 2009 2005 Share Plan ZAR	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights USD ($)	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights ZAR	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights	Dec. 31, 2010 2005 Share Plan Stock Appreciation Rights	Jun. 30, 2010 2005 Share Plan Stock Appreciation Rights	Jun. 30, 2009 2005 Share Plan Stock Appreciation Rights	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights Range 1 USD ($)	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights Range 1 ZAR	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights Range 2 USD ($)	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights Range 2 ZAR	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights Range 3 USD ($)	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights Range 3 ZAR	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights Range 4 USD ($)	Dec. 31, 2012 2005 Share Plan Stock Appreciation Rights Range 4 ZAR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding options, Price range, lower limit																				$ 7	60	$ 9.93	85	$ 12.84	110	$ 15.76	135
Outstanding options, Price range, upper limit																				$ 9.92	84.99	$ 12.83	109.99	$ 15.75	134.99	$ 18.67	159.99
Outstanding options, Number of options														4,318,909	4,318,909	5,030,143	5,270,597	5,660,272	4,609,626	3,400	3,400	2,625,234	2,625,234	1,652,471	1,652,471	37,804	37,804
Outstanding options, Weighted average exercise price	119.17	93.89	90.84	$ 12.53	107.37	$ 13.27	107.91	$ 15.63	105.53	$ 14	106	$ 13.83	111.5	$ 12.53	107.48					$ 8.11	69.48	$ 11.6	99.45	$ 13.96	119.65	$ 15.9	136.29
Outstanding options, Contractual life														3 years	3 years					1 year 11 months 12 days	1 year 11 months 12 days	2 years 6 months 7 days	2 years 6 months 7 days	3 years 8 months 19 days	3 years 8 months 19 days	5 years 4 days	5 years 4 days

Options Granted under Gold Fields Management Incentive Scheme (Detail) (Gold Fields Management Incentive Scheme [Member])	6 Months Ended		12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ZAR	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ZAR	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ZAR	Jun. 30, 2010 USD ($)	Jun. 30, 2010 ZAR
Number of Options
Beginning Balance	1,352,633	1,352,633	311,225	311,225	976,533	976,533	2,304,421	2,304,421
Exercised and released	(348,430)	(348,430)	(204,570)	(204,570)	(614,340)	(614,340)	(778,172)	(778,172)
Forfeited	(27,670)	(27,670)	(31,155)	(31,155)	(50,968)	(50,968)	(173,616)	(173,616)
Ending Balance	976,533	976,533	75,500	75,500	311,225	311,225	1,352,633	1,352,633
Average option price
Average price, at beginning of year	$ 10.06	76.15	$ 9.04	73.48	$ 11.24	75.85	$ 9.58	77.2
Exercised and released	$ 10.56	75.4	$ 8.38	68.6	$ 10.02	72.33	$ 9.84	74.62
Forfeited	$ 13.45	96.06	$ 9.02	73.91	$ 16.43	118.63	$ 12.8	97.01
Average price, at end of year	$ 11.24	75.85	$ 10.09	86.51	$ 9.04	73.48	$ 10.06	76.15

Gold Fields Management Scheme Options Outstanding (Detail) (GF Management Incentive Scheme)	12 Months Ended		12 Months Ended
	Dec. 31, 2012 ZAR	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Range 1 USD ($)	Dec. 31, 2012 Range 1 ZAR	Dec. 31, 2012 Range 2 USD ($)	Dec. 31, 2012 Range 2 ZAR	Dec. 31, 2012 Range 3 USD ($)	Dec. 31, 2012 Range 3 ZAR	Dec. 31, 2012 Range 4 USD ($)	Dec. 31, 2012 Range 4 ZAR
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding and exercisable options, lower limit	63.65		$ 7	60	$ 9.93	85	$ 12.84	110	$ 15.76	135
Outstanding and exercisable options, upper limit	140.66		$ 9.92	84.99	$ 12.83	109.99	$ 15.75	134.99	$ 18.67	159.99
Outstanding and exercisable options, Number of options		75,500	34,500	34,500	21,800	21,800	14,000	14,000	5,200	5,200
Outstanding and exercisable options, weighted average exercise price	86.51	$ 10.09	$ 7.71	66.07	$ 10.48	89.8	$ 13.03	111.66	$ 16.41	140.66
Outstanding and exercisable options, contractual life	3 months 29 days		4 months 10 days	4 months 10 days	5 months 11 days	5 months 11 days	15 days	15 days	2 months 1 day	2 months 1 day

Restricted Shares Granted (Detail) (Restricted Stock, Gold Fields Limited 2005 Non-Executive Director Share Plan)	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
Restricted Stock | Gold Fields Limited 2005 Non-Executive Director Share Plan
Number of Restricted Shares
Beginning Balance	135,878	41,900	98,878	100,200
Granted during the year				47,300
Exercised and released	(37,000)	(29,600)	(56,978)	(11,622)
Ending Balance	98,878	12,300	41,900	135,878

Details of Gold Fields Non-Executive Director Share Plan (Detail) (Gf Non Executive Director Share Plan)	6 Months Ended		12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ZAR	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ZAR	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ZAR	Jun. 30, 2009 USD ($)	Jun. 30, 2009 ZAR
Number of Options
Beginning Balance	81,700	81,700	36,700	36,700			81,700	81,700
Exercised and released	(20,000)	(20,000)	(36,700)	(36,700)
Forfeited	(25,000)	(25,000)
Ending Balance	36,700	36,700	0	0			81,700	81,700
Average option price
Average price, at beginning of year	$ 11.7	88.54	$ 11.76	79.37	$ 0	0	$ 10.99	88.54
Exercised and released	$ 10.99	78.49	$ 10.99	79.37
Forfeited	$ 15.41	110.03
Average price, at end of year	$ 11.76	79.37	$ 0	0	$ 0	0	$ 10.99	88.54

Assumptions used to Value Options (Detail) (ZAR)	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010
Stock Appreciation Rights
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Weighted average exercise price - Rand	93.89	119.17	90.84
Weighted average expected volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	50.20%	46.40%	52.00%
Expected term		5 years 10 months 24 days
Historical dividend yield	1.00%	1.70%	1.00%
Weighted average risk free interest rate	6.90%	6.90%	7.90%
Weighted average fair value - Rand	55.06	51.66	43.82
Stock Appreciation Rights | Minimum
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Expected term	3 years		3 years
Stock Appreciation Rights | Maximum
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Expected term	4 years 2 months 12 days		4 years 2 months 12 days
Restricted Stock
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Weighted average expected volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	50.10%	64.10%	50.40%
Expected term	3 years	3 years	3 years
Historical dividend yield	1.90%	1.70%	1.40%
Weighted average risk free interest rate	0.20%	0.20%	0.20%
Weighted average fair value - Rand	191.38	206.27	155.78

Derivative Financial Instruments and Fair Value and Credit Risk of Financial Instruments - Additional information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2012 bbl	Dec. 31, 2010	Dec. 31, 2012 bbl	Dec. 31, 2011	Jun. 30, 2010
Derivative [Line Items]
Unrealized loss, included in Accumulated other comprehensive income/loss			$ 1.3	$ (0.5)
Percentage of assets classified within level 3 of fair value hierarchy to total assets and liabilities measured at fair value			1.00%
Commodity Contract
Derivative [Line Items]
LME copper prices, average (per ton)	118.9	7,828	7,951	8,836	6,651
LME copper prices, average provisional price (per ton)			7,322
Applicable forward copper price			7,930
Commodity contract, volume	10,000
Commodity contract outstanding,volume			20,000
Commodity contract, mark-to-market value			0.1
Commodity Contract | Sales
Derivative [Line Items]
Gain (loss) on mark-to-market value of contracts			$ 15.6	$ 20.6

Estimated Fair Values of Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Jun. 30, 2010	Jun. 30, 2009
Financial assets
Cash and cash equivalents	$ 655.6		$ 744		$ 809.5	$ 500.7	$ 357.5
Receivables	522.7		483.4
Non-current investments	458		272.2
Financial liabilities
Long-term loans	2,321.2		1,360.7
Accounts payable and provisions	751.9		669.9
Interest payable	11		11.2
Short-term loans and current portion of long-term loans	40	[1]	547	[1]
Other non-current liabilities	13.9		13.5
Carrying (Reported) Amount, Fair Value Disclosure
Financial assets
Cash and cash equivalents	655.6		744
Receivables	314.5		220.1
Non-current investments	458	[2]	272.2	[2]
Financial liabilities
Long-term loans	2,321.2		1,360.7
Accounts payable and provisions	678.1		601.6
Interest payable	11		11.2
Short-term loans and current portion of long-term loans	40		547
Other non-current liabilities	13.9		13.5
Fair value
Financial assets
Cash and cash equivalents	655.6		744
Receivables	314.5		220.1
Non-current investments	464.6	[2]	271.2	[2]
Financial liabilities
Long-term loans	2,322.4		1,263
Accounts payable and provisions	678.1		601.6
Interest payable	11		11.2
Short-term loans and current portion of long-term loans	40		547
Other non-current liabilities	$ 13.9		$ 13.5

[1]	The maturity of the loans has been updated to reflect post year end refinancing terms.
[2]	Fair value determined by using cost for Rand Refinery Limited and Far South East due to a market value not being readily available.

Financial Assets Measured at Fair Value by Level (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Listed investments	$ 36.2	$ 77.3
Investments held by environmental trust funds	165.3	161.5
Unlisted investments	1.3	2.6
Trade receivable from provisional copper concentrate sales, net	149.9	88.4
Assets, Fair Value Disclosure, Total	352.7	329.8
Level 1
Assets:
Listed investments	36.2	77.3
Investments held by environmental trust funds	135.3	122.5
Assets, Fair Value Disclosure, Total	171.5	199.8
Level 2
Assets:
Investments held by environmental trust funds	30	39
Trade receivable from provisional copper concentrate sales, net	149.9	88.4
Assets, Fair Value Disclosure, Total	179.9	127.4
Level 3
Assets:
Unlisted investments	1.3	2.6
Assets, Fair Value Disclosure, Total	$ 1.3	$ 2.6

Changes in Fair value of Level 3 Financial Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value, Beginning Balance	$ 2.6	$ 1.7
Additions		0.4
Unrealized (loss)/ gain	(1.3)	0.5
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value, Ending Balance	$ 1.3	$ 2.6

Interest Paid Included in Net Cash Provided by Operating Activities (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
Other Significant Noncash Transactions [Line Items]
Interest paid before capitalization	$ 36.4	$ 83.1	$ 63.6	$ 71.7

Non Cash-Items (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
Other Significant Noncash Transactions [Line Items]
Marked to market gain/(loss) of listed investments	$ 28.8	$ 18.7	$ (26.4)	$ 24.9

Commitment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
Commitments	$ 1,257.3	$ 1,243.1
Other guarantees	0.5	1.7
Capital Expenditure -Authorized | South Africa | Driefontein Kloof Complex
Commitments and Contingencies Disclosure [Line Items]
Commitments	401	373.7
Capital Expenditure -Authorized | South Africa | Beatrix
Commitments and Contingencies Disclosure [Line Items]
Commitments	104.8	87.1
Capital Expenditure -Authorized | South Africa | South Deep Gold Mine
Commitments and Contingencies Disclosure [Line Items]
Commitments	446.3	433.1
Capital Expenditure -Authorized | Ghana | Tarkwa Mine
Commitments and Contingencies Disclosure [Line Items]
Commitments	110.9	126.5
Capital Expenditure -Authorized | Ghana | Damang
Commitments and Contingencies Disclosure [Line Items]
Commitments	9.8	16.9
Capital Expenditure -Authorized | Peru | Cerro Corona
Commitments and Contingencies Disclosure [Line Items]
Commitments	6.4	44.7
Capital Expenditure -Authorized | Australia | St Ives
Commitments and Contingencies Disclosure [Line Items]
Commitments	175.7	150.3
Capital Expenditure -Authorized | Australia | Agnew
Commitments and Contingencies Disclosure [Line Items]
Commitments	1.6	10.4
Capital Expenditure -Authorized | Other Countries
Commitments and Contingencies Disclosure [Line Items]
Commitments	0.8	0.4
Capital Expenditure -Contracted
Commitments and Contingencies Disclosure [Line Items]
Commitments	$ 244.6	$ 245.7

Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
Guarantees	$ 0.5	$ 1.7
South African, Ghanaian and Australian Asset Retirement Obligation
Commitments and Contingencies Disclosure [Line Items]
Guarantees	193.8	154.4
Guarantee Obligations
Commitments and Contingencies Disclosure [Line Items]
Guarantees	$ 0.5	$ 1.7

Contingent Liabilities - Additional Information (Detail) (ZAR)	Mar. 31, 2008
Randgold and Exploration Summons
Commitments and Contingencies Disclosure [Line Items]
Randgold and Exploration summons, highest claims	12,000,000,000
Randgold and Exploration summons, lowest claims	11,000,000,000
Randgold and Exploration summons, alternative claims	519,000,000
South Deep Gold Mine
Commitments and Contingencies Disclosure [Line Items]
GFO interest in South Deep Mine	50.00%

Lines Of Credit - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility [Line Items]
Unused lines of credit	$ 893.2	$ 1,429.1

Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Oct. 14, 2011	Apr. 21, 2009 Gold Fields Operations	Dec. 31, 2010 Rand Refinery Limited	Dec. 31, 2012 Rand Refinery Limited	Dec. 31, 2011 Rand Refinery Limited	Jun. 30, 2010 Rand Refinery Limited	Nov. 21, 2000 Rand Refinery Limited	Dec. 31, 2012 Peotona Gold (Proprietary) Limited	Apr. 21, 2009 Peotona Gold (Proprietary) Limited	Apr. 21, 2009 Peotona Gold (Proprietary) Limited Gold Fields Operations	Oct. 14, 2011 Western Areas Prospecting
Related Party Transaction [Line Items]
Ownership Interests, percent				34.90%							100.00%
Refining fees			$ 1.4	$ 1.8	$ 1.7	$ 1.2
Agreement with GFL Mining Services Limited regarding Gold Fields' South African gold production, maximum percentage allowed to sell							50.00%
Cheryl A. Carolus, a non-executive director of Gold Fields, economic interest								25.00%
Cheryl A. Carolus, a non-executive director of Gold Fields, voting interest								51.00%
Ownership interest in Western Areas Prospecting (Proprietary) Limited		74.00%							26.00%
Option to acquire Peotona Gold interest in Western Areas Prospecting (Proprietary) Limited										26.00%
Percentage of ownership interest acquired from Peotona Gold	26.00%
Amount of cash paid to acquire Peotona Gold	$ 6.3

Subsequent Events - Additional Information (Detail) (Subsequent Event)	1 Months Ended
	Feb. 13, 2013 USD ($)	Feb. 13, 2013 ZAR
Subsequent Event [Line Items]
Final dividend declared	$ 0.08	0.75

Segment Results and Assets (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2010		Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2010
Statement of operations
Revenue	$ 2,564.2		$ 5,551.8		$ 5,800.1		$ 4,164.3
Operating costs	(1,526.6)	[1]	(3,301.2)	[1]	(3,161.4)	[1]	(2,684.2)	[1]
Gold inventory change	5.6	[2]	22.2	[2]	77.2	[2]	29.4	[2]
Operating profit	1,043.2		2,272.8		2,715.9		1,509.5
Amortization and depreciation	(389.4)		(729.9)		(745.3)		(631.3)
Net operating profit/(loss)	653.8		1,542.9		1,970.6		878.2
Exploration expenditure	(53.2)		(135.3)		(125.4)		(86.6)
Feasibility and evaluation	(9.3)		(103.5)		(95.2)
Other items as detailed in statement of operations	(353.1)		(156.8)		(92.5)		59.8
Royalty	(43.3)		(151.2)		(149.7)
Current taxation	(159.5)		(411.8)		(436.5)		(234)
Deferred taxation	25.7		119.9		(115.5)		(124.4)
Profit/(loss) after taxation	61.1		704.2		955.8		493
Balance sheet
Total assets (excluding deferred tax assets)	10,710		10,624.2		10,077.4		9,181.4
Total liabilities excluding deferred tax	2,562.5		3,687.9		3,197.3		2,052.8
Deferred tax liability/(asset)	1,065.3		895.6		1,027.8		990.2
Capital expenditure	593.6		1,322.8		1,153		913.1
Corporate and Other
Statement of operations
Operating costs	(51.5)	[1],[2]	(93.1)	[1],[3]	(83.1)	[1],[2]	(36.6)	[1],[3]
Operating profit	(51.5)	[2]	(93.1)	[3]	(83.1)	[2]	(36.6)	[3]
Amortization and depreciation	(10.9)	[2]	11.8	[3]	(20.4)	[2]	(19.1)	[3]
Net operating profit/(loss)	(62.4)	[2]	(81.3)	[3]	(103.5)	[2]	(55.7)	[3]
Exploration expenditure	(51.4)	[2]	(168)	[3]	(106.5)	[2]	(85)	[3]
Feasibility and evaluation	(9.3)	[2]	(44.1)	[3]	(17.4)	[2]
Other items as detailed in statement of operations	(96.9)	[2]	98.2	[3]	41.6	[2]	185.9	[3]
Current taxation	(18.1)	[2]	(10.6)	[3]	(55.5)	[2]	(29.9)	[3]
Deferred taxation	(0.6)	[2]	(13.2)	[3]	43.9	[2]	3.5	[3]
Profit/(loss) after taxation	(238.7)	[2]	(219)	[3]	(197.4)	[2]	18.8	[3]
Balance sheet
Total assets (excluding deferred tax assets)	4,370.8	[3]	3,610	[3]	3,643	[3]	3,812.6	[3]
Total liabilities excluding deferred tax	1,427.7	[3]	1,849.7	[3]	1,949.5	[3]	1,109.2	[3]
Deferred tax liability/(asset)	(33.1)	[3]	(65.3)	[3]	(77.3)	[3]	(33)	[3]
Capital expenditure	4.7	[3]	86.2	[3]	102.5	[3]	4.5	[3]
Reconciling items
Statement of operations
Operating costs	(43.6)	[1]	(195.4)	[1]	(126.5)	[1]	(118.5)	[1]
Gold inventory change	(4.7)	[2]	0.1	[2]	1.4	[2]	5.9	[2]
Operating profit	(48.3)		(195.3)		(125.1)		(112.6)
Amortization and depreciation	(0.4)		38.6		38.1		6.9
Net operating profit/(loss)	(48.7)		(156.7)		(87)		(105.7)
Exploration expenditure	(1.8)		54.3		(5.3)		(1.6)
Feasibility and evaluation			(59.4)		(77.8)
Other items as detailed in statement of operations	(1.4)		(10)		0.6		4.4
Current taxation			(17.2)
Deferred taxation	33.2		131.9		48.4		21.7
Profit/(loss) after taxation	(18.7)		(57.1)		(121.1)		(81.2)
Balance sheet
Total assets (excluding deferred tax assets)	182.4		(418.3)		(174.9)		153.6
Total liabilities excluding deferred tax	(12)		77.9		(55.2)		(27.6)
Deferred tax liability/(asset)	19.4		(181.8)		(60.3)		46.6
Capital expenditure	(56.4)		(296.8)		(260.2)		(108.2)
South Africa | Driefontein Kloof Complex
Statement of operations
Revenue	814.3		1,543.4		1,745.5
Operating costs	(533.6)	[1]	(1,005.7)	[1]	(1,032.2)	[1]
Operating profit	280.7		537.7		713.4
Amortization and depreciation	(122.5)		(209.1)		(230.4)
Net operating profit/(loss)	158.2		328.5		483
Other items as detailed in statement of operations	(148.9)		(49.8)		(56.3)
Royalty	(11.8)		(25.8)		(35.5)
Current taxation	(20.5)		(40.2)		(88.5)
Deferred taxation	33.7		71.4		(39.7)
Profit/(loss) after taxation	10.7		284.1		263.2
Balance sheet
Total assets (excluding deferred tax assets)	1,937.9		2,126.3		1,714.5		1,076.5
Total liabilities excluding deferred tax	437.1		740.8		414.2		307.2
Deferred tax liability/(asset)	525.6		379.2		471.6		263.6
Capital expenditure	177.3		296.2		318.6		150.3
South Africa | Beatrix
Statement of operations
Revenue	259.1		477.8		555.4		424.7
Operating costs	(172.8)	[1]	(321.9)	[1]	(333.6)	[1]	(299.9)	[1]
Operating profit	86.3		155.8		221.8		124.8
Amortization and depreciation	(36.9)		(77.1)		(71.2)		(71.5)
Net operating profit/(loss)	49.4		78.7		150.6		53.3
Other items as detailed in statement of operations	(47.7)		(9.4)		(11.2)		(6.4)
Royalty	(1.3)		(8.6)		(4.6)
Current taxation	(0.4)		(14.8)		(0.3)		(1)
Deferred taxation	(7.9)		29.1		(43.4)		(18.6)
Profit/(loss) after taxation	(7.9)		74.9		91.1		27.3
Balance sheet
Total assets (excluding deferred tax assets)	237.5		313.1		225		140.5
Total liabilities excluding deferred tax	(93)		(26.8)		(103.5)		(114.9)
Deferred tax liability/(asset)	128.9		110.3		145.6		107.5
Capital expenditure	42.7		80.4		84.6		85.8
South Africa | South Deep Gold Mine
Statement of operations
Revenue	188.2		450.8		427.5		288.7
Operating costs	(139.5)	[1]	(302.9)	[1]	(296.2)	[1]	(220.9)	[1]
Operating profit	48.7		147.9		131.3		67.8
Amortization and depreciation	(37.8)		(82.4)		(76.7)		(59.7)
Net operating profit/(loss)	10.9		65.6		54.6		8.1
Other items as detailed in statement of operations	(22.9)		(44)		(15.1)		(24.8)
Royalty	(0.9)		(2.3)		(2.1)
Current taxation							(0.5)
Deferred taxation	(0.6)	[4]	(4.5)	[4]	(17.1)	[4]
Profit/(loss) after taxation	(13.5)		14.9		20.3		(10.7)
Balance sheet
Total assets (excluding deferred tax assets)	126.6		208.3		153		132
Total liabilities excluding deferred tax	67.5		104		66.9		78.9
Deferred tax liability/(asset)	0.6		19.2		15.8
Capital expenditure	140.5		314.5		274.6		212.8
South Africa | Driefontein
Statement of operations
Revenue							770.9
Operating costs							(505.6)	[1]
Operating profit							265.3
Amortization and depreciation							(82)
Net operating profit/(loss)							183.3
Other items as detailed in statement of operations							(12)
Current taxation							(32.6)
Deferred taxation							(26.5)
Profit/(loss) after taxation							112.2
South Africa | Kloof
Statement of operations
Revenue							613.2
Operating costs							(451.8)	[1]
Operating profit							161.4
Amortization and depreciation							(105.6)
Net operating profit/(loss)							55.8
Other items as detailed in statement of operations							(14.1)
Current taxation							(3.7)
Deferred taxation							(15.4)
Profit/(loss) after taxation							22.6
Balance sheet
Total assets (excluding deferred tax assets)							661.2
Total liabilities excluding deferred tax							142.8
Deferred tax liability/(asset)							236.9
Capital expenditure							145.7
Ghana | Tarkwa Mine
Statement of operations
Revenue	468.1		1,198.9		1,122.9		790.1
Operating costs	(205.4)	[1]	(494.4)	[1]	(436.4)	[1]	(387)	[1]
Gold inventory change	(2.8)	[2]	24.8	[2]	65	[2]	11.4	[2]
Operating profit	259.9		729.3		751.6		414.5
Amortization and depreciation	(43.5)		(125.4)		(104.9)		(111)
Net operating profit/(loss)	216.4		603.8		646.6		303.5
Other items as detailed in statement of operations	(11.6)		(24.6)		(21.5)		(10.9)
Royalty	(8.7)		(59.9)		(51)
Current taxation	(54.8)		(163.1)		(150.7)		(70.3)
Deferred taxation	(5.7)		(92.5)		(22)		(34.4)
Profit/(loss) after taxation	135.6		263.7		401.4		187.9
Balance sheet
Total assets (excluding deferred tax assets)	1,193.3		1,775.6		1,435.9		1,059
Total liabilities excluding deferred tax	189.4		377.2		323.9		144.6
Deferred tax liability/(asset)	185.7		300.2		207.7		180
Capital expenditure	116.6		259.9		218.9		148.6
Ghana | Damang
Statement of operations
Revenue	152.1		277.8		340.8		226.9
Operating costs	(73.9)	[1]	(156.8)	[1]	(142.1)	[1]	(130.7)	[1]
Gold inventory change	0.5	[2]	3.6	[2]	1.9	[2]	(2.1)	[2]
Operating profit	78.7		124.6		200.6		94.1
Amortization and depreciation	(12.7)		(27)		(26.7)		(17.2)
Net operating profit/(loss)	66		97.6		173.9		76.9
Other items as detailed in statement of operations	(6)		(12)		(15)		(3.3)
Royalty	(3.1)		(13.9)		(15.5)
Current taxation	(18.6)		(7.6)		(29.8)		(28.3)
Deferred taxation	1.2		(27.9)		(13.2)		0.5
Profit/(loss) after taxation	39.5		36.3		100.5		45.8
Balance sheet
Total assets (excluding deferred tax assets)	250		404.3		344.2		177.4
Total liabilities excluding deferred tax	70.5		93.2		99.2		36.7
Deferred tax liability/(asset)	15.8		56.9		29.1		17.1
Capital expenditure	56.3		114.4		87.8		29.8
Australia
Statement of operations
Revenue	415.8		1,046.6		1,047.3		638.4
Operating costs	(228.9)	[1]	(559.6)	[1]	(553.9)	[1]	(398.2)	[1]
Gold inventory change	11	[2]	(17.3)	[2]	9	[2]	12.9	[2]
Operating profit	197.9		469.6		502.4		253.1
Amortization and depreciation	(95.6)		(210.6)		(194.5)		(116.8)
Net operating profit/(loss)	102.3		259		307.9		136.3
Exploration expenditure			(19.4)		(9.4)
Other items as detailed in statement of operations	(5.6)		(84.5)		0.1		(5.8)
Royalty	(10.2)		(26)		(26.3)
Current taxation			(53.6)				(16.5)
Deferred taxation	(25.7)		13.2		(82.8)		(34.7)
Profit/(loss) after taxation	60.8		88.9		189.6		79.3
Balance sheet
Total assets (excluding deferred tax assets)	1,348.3		1,439.1		1,667.2		1,082.6
Total liabilities excluding deferred tax	186.8		237.5		219.5		157.9
Deferred tax liability/(asset)	187.2		264.5		270.8		138.2
Capital expenditure	80.5		374.2		256.8		158.2
Australia | St Ives
Statement of operations
Revenue	313.4		752.2		734.2		460.6
Operating costs	(178.2)	[1]	(411.5)	[1]	(415.4)	[1]	(308.9)	[1]
Gold inventory change	10.3	[2]	(14.7)	[2]	3	[2]	13.4	[2]
Operating profit	145.5		325.9		321.8		165.1
Amortization and depreciation	(81.5)		(156.9)		(149.9)		(98.6)
Net operating profit/(loss)	64		169		171.9		66.5
Exploration expenditure			(9.8)		(5)
Other items as detailed in statement of operations	(4.2)		(62.8)		0.2		(4.5)
Royalty				[5]		[5]
Current taxation				[5]		[5]		[5]
Deferred taxation				[5]		[5]		[5]
Profit/(loss) after taxation				[5]		[5]		[5]
Balance sheet
Total assets (excluding deferred tax assets)	862.7		1,066.7		1,058.2		701.8
Total liabilities excluding deferred tax	140.9		189.7		174.9		125.4
Deferred tax liability/(asset)		[5]		[5]		[5]		[5]
Capital expenditure	55.5		311.9		182.7		103
Australia | Agnew
Statement of operations
Revenue	102.4		294.4		313.1		177.8
Operating costs	(50.7)	[1]	(148.1)	[1]	(138.5)	[1]	(89.3)	[1]
Gold inventory change	0.7	[2]	(2.6)	[2]	6	[2]	(0.5)	[2]
Operating profit	52.4		143.7		180.6		88
Amortization and depreciation	(14.1)		(53.7)		(44.6)		(18.2)
Net operating profit/(loss)	38.3		90		136		69.8
Exploration expenditure			(9.6)		(4.4)
Other items as detailed in statement of operations	(1.4)		(21.7)		(0.1)		(1.3)
Royalty				[5]		[5]
Current taxation				[5]		[5]		[5]
Deferred taxation				[5]		[5]		[5]
Profit/(loss) after taxation				[5]		[5]		[5]
Balance sheet
Total assets (excluding deferred tax assets)	485.6		372.4		609		380.8
Total liabilities excluding deferred tax	45.9		47.8		44.6		32.5
Deferred tax liability/(asset)		[5]		[5]		[5]		[5]
Capital expenditure	25		62.3		74.1		55.2
Peru | Cerro Corona
Statement of operations
Revenue	266.6		556.6		560.5		411.4
Operating costs	(77.4)	[1]	(171.4)	[1]	(157.4)	[1]	(135)	[1]
Gold inventory change	1.6	[2]	11	[2]	(0.1)	[2]	1.3	[2]
Operating profit	190.8		396.2		403		277.7
Amortization and depreciation	(29.1)		(48.8)		(58.6)		(55.3)
Net operating profit/(loss)	161.7		347.4		344.4		222.4
Exploration expenditure			(2.2)		(4.2)
Other items as detailed in statement of operations	(12.1)		(20.7)		(15.7)		(53.2)
Royalty	(7.3)		(14.7)		(14.7)
Current taxation	(47.1)		(104.7)		(111.7)		(51.2)
Deferred taxation	(1.9)		12.4		10.4		(27)
Profit/(loss) after taxation	93.3		217.6		208.5		91
Balance sheet
Total assets (excluding deferred tax assets)	1,063.2		1,165.8		1,069.5		886
Total liabilities excluding deferred tax	288.5		234.4		282.8		218
Deferred tax liability/(asset)	35.2		12.4		24.9		33.3
Capital expenditure	$ 31.4		$ 93.8		$ 69.4		$ 85.6

[1]	Operating costs for management reporting purposes includes: Corporate expenditure - $46.6 million, Environmental rehabilitation - $28.2 million and Employee termination costs - $13.8 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[2]	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the fiscal year.
[3]	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill relating to the acquisition of South Deep.
[4]	Indicative as tax is provided in the holding companies of South Deep.
[5]	As a significant portion of the acquisition price was allocated to tenements of St Ives and Agnew based on endowment ounces and also as these two Australian operations are entitled to transfer and off-set losses from one company to another, it is not meaningful to split the royalties, current or deferred taxation.

Segment Results and Assets (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
Segment Reporting Information [Line Items]
Corporate expenditure	$ 24.5	$ 46.6	$ 37.6	$ 54.5
Environmental rehabilitation	10.9	28.2	24.9	19.3
Employee termination costs	$ 35.3	$ 13.8	$ 32.8	$ 10.3

Breakdown of Reconciling Items (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2010		Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2010
Segment Reporting Information [Line Items]
Operating costs	$ (1,526.6)	[1]	$ (3,301.2)	[1]	$ (3,161.4)	[1]	$ (2,684.2)	[1]
Gold inventory change	5.6	[2]	22.2	[2]	77.2	[2]	29.4	[2]
Amortization and depreciation	(389.4)		(729.9)		(745.3)		(631.3)
Other items as detailed in statement of operations	(353.1)		(156.8)		(92.5)		59.8
Liabilities excluding deferred income and mining taxes	2,562.5		3,687.9		3,197.3		2,052.8
Assets (excluding deferred tax assets)	10,710		10,624.2		10,077.4		9,181.4
Pre-2003 management reporting
Segment Reporting Information [Line Items]
Investment treated as available-for-sale investment			20.00%
Reconciling items
Segment Reporting Information [Line Items]
Operating costs	(43.6)	[1]	(195.4)	[1]	(126.5)	[1]	(118.5)	[1]
Gold inventory change	(4.7)	[2]	0.1	[2]	1.4	[2]	5.9	[2]
Amortization and depreciation	(0.4)		38.6		38.1		6.9
Exploration, evaluation and feasibility costs	(1.8)	[3]	(5.1)	[3]	(83.1)	[3]	(1.6)	[3]
Other items as detailed in statement of operations	(1.4)		(10)		0.6		4.4
Liabilities excluding deferred income and mining taxes	(12)		77.9		(55.2)		(27.6)
Assets (excluding deferred tax assets)	182.4		(418.3)		(174.9)		153.6
Reconciling items | Provision For Rehabilitation
Segment Reporting Information [Line Items]
Operating costs	0.4	[4]	(7.7)	[4]	(2.2)	[4]	1.7	[4]
Amortization and depreciation	0.3	[4]	4.1	[4]	(0.2)	[4]	3.1	[4]
Liabilities excluding deferred income and mining taxes			77.9	[4]	55.2	[4]
Assets (excluding deferred tax assets)			(75.4)	[4]	(49.5)	[4]
Reconciling items | Business combination-formation of Original Gold Fields
Segment Reporting Information [Line Items]
Amortization and depreciation	(2.7)	[5]	(4.1)	[5]	(5.6)	[5]	(5.3)	[5]
Assets (excluding deferred tax assets)			66.3	[5]	79.9	[5]
Reconciling items | Business combination-formation of Gold Fields
Segment Reporting Information [Line Items]
Amortization and depreciation	(1.7)	[6]	(3.9)	[6]	(3.4)	[6]	(3.3)	[6]
Assets (excluding deferred tax assets)			26	[6]	31.3	[6]
Reconciling items | Business combination-purchase of St. Ives and Agnew
Segment Reporting Information [Line Items]
Amortization and depreciation	0.3	[7]			2.1	[7]	0.5	[7]
Reconciling items | Business combination-purchase of Abosso
Segment Reporting Information [Line Items]
Amortization and depreciation	0.1	[8]			1.1	[8]	0.1	[8]
Reconciling items | Business combination-purchase of South Deep
Segment Reporting Information [Line Items]
Assets (excluding deferred tax assets)			481.8	[9]	507.9	[9]
Reconciling items | Cut Backs
Segment Reporting Information [Line Items]
Operating costs	(52.7)	[10]	(184)	[10]	(144.4)	[10]	(90)	[10]
Amortization and depreciation	16.3	[10]	41.1	[10]	39.6	[10]	54.6	[10]
Assets (excluding deferred tax assets)			(498.8)	[10]	(354.8)	[10]
Reconciling items | Amortization of reserves
Segment Reporting Information [Line Items]
Amortization and depreciation	(23.2)	[11]	(11.9)	[11]	(23.3)	[11]	(37.6)	[11]
Assets (excluding deferred tax assets)			(197.5)	[11]	(180.9)	[11]
Reconciling items | Amortization-inclusion of future costs
Segment Reporting Information [Line Items]
Amortization and depreciation	13.5	[12]	47	[12]	34.7	[12]	1.4	[12]
Assets (excluding deferred tax assets)			175.9	[12]	123.9	[12]
Reconciling items | Amortization-interest capitalized
Segment Reporting Information [Line Items]
Amortization and depreciation	(3.3)	[13]	(4.3)	[13]	(6.9)	[13]	(6.6)	[13]
Assets (excluding deferred tax assets)			(18.5)	[13]	(15.2)	[13]
Reconciling items | On Mine Exploration
Segment Reporting Information [Line Items]
Operating costs	(3.6)	[3]	(35.2)	[3]	(22.9)	[3]	(18.3)	[3]
Assets (excluding deferred tax assets)			(379.3)	[3]	(338.3)	[3]
Reconciling items | Investment In Affiliates
Segment Reporting Information [Line Items]
Assets (excluding deferred tax assets)			(3.4)	[14]	9.6	[14]
Reconciling items | Deferred Stripping
Segment Reporting Information [Line Items]
Operating costs	12.3	[15]	31.5	[15]	43	[15]	(11.9)	[15]
Assets (excluding deferred tax assets)			(12.9)	[15]	(43.6)	[15]
Reconciling items | Inventory
Segment Reporting Information [Line Items]
Gold inventory change	(5.3)	[16]	0.1	[16]	1.3	[16]	4.5	[16]
Assets (excluding deferred tax assets)			15.4	[16]	15.7	[16]
Reconciling items | Impairment Of Agnew
Segment Reporting Information [Line Items]
Assets (excluding deferred tax assets)			(52.8)	[17]	(51.5)	[17]
Reconciling items | Interest Capitalization
Segment Reporting Information [Line Items]
Other items as detailed in statement of operations			(3.1)	[13]			(5.2)	[13]
Assets (excluding deferred tax assets)			84.2	[13]	91.8	[13]
Reconciling items | Inventory Stockpiles
Segment Reporting Information [Line Items]
Gold inventory change	0.6	[18]			0.1	[18]	1.4	[18]
Assets (excluding deferred tax assets)			(1.2)	[18]	(1.2)	[18]
Reconciling items | Amortization - discontinued operations [Member]
Segment Reporting Information [Line Items]
Assets (excluding deferred tax assets)			(28.1)	[19]
Reconciling items | Amortization Discontinued Operations
Segment Reporting Information [Line Items]
Amortization and depreciation			(29.4)	[19]
Reconciling items | Impairment of assets
Segment Reporting Information [Line Items]
Other items as detailed in statement of operations			(7.5)	[5]
Reconciling items | Other
Segment Reporting Information [Line Items]
Other items as detailed in statement of operations	$ (1.4)		$ 0.6		$ 0.6		$ 9.6

[1]	Operating costs for management reporting purposes includes: Corporate expenditure - $46.6 million, Environmental rehabilitation - $28.2 million and Employee termination costs - $13.8 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[2]	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the fiscal year.
[3]	Exploration, feasibility and evaluation costs For management reporting purposes, exploration costs are capitalized from the date the drilling program confirms sufficient evidence of mineralization to proceed with a feasibility study. Under U.S. GAAP, exploration costs are capitalized from the date a bankable feasibility study is completed.
[4]	Provision for rehabilitation Revisions to the environmental rehabilitation obligation For management reporting purposes, all changes in the carrying amount of the obligation are recognized as an increase or decrease in the carrying amount of the associated capitalized retirement cost. Due to differences in the capitalized retirement cost between management reporting and U.S. GAAP, differences could arise. Changes resulting from revisions in the timing or amount of estimated cash flows are recognized as an increase or decrease in the carrying amount of the asset retirement obligation and the associated capitalized retirement cost for U.S. GAAP. In addition, the current discount rate is applied to measure the retirement obligation for management reporting purposes. Under U.S. GAAP any decreases in the asset retirement obligation as a result of downward revisions in cash flow estimates should be treated as a modification of an existing asset retirement obligation, and should be measured at the historical discount rate used to measure the initial asset retirement obligation. Amortization of rehabilitation asset For reasons discussed above, the rehabilitation asset's carrying value for management reporting purposes is different to that under U.S. GAAP, which results in a different amortization charge.
[5]	Business combination - formation of Original Gold Fields For management reporting purposes, the formation of Original Gold Fields was accounted for as a uniting-of-interests. Under U.S. GAAP, the Company accounted for the assets and liabilities acquired from Gold Fields of South Africa Limited at historical cost, and the assets and liabilities acquired from Gencor and outside shareholders as a purchase.
[6]	Business combination - formation of Gold Fields For management reporting purposes, the difference between the purchase price and net asset value of acquired assets that arose on this transaction was set-off against shareholders' equity. Under U.S. GAAP, the excess purchase price was capitalized to property, plant and equipment and is being amortized over its useful life.
[7]	Business combination - purchase of St. Ives and Agnew For management reporting purposes, traded equity securities issued as consideration in a business combination are valued on the date they are issued. Under U.S. GAAP, traded equity securities issued as consideration in a business combination are valued a few days before and after the terms of the transaction are announced.
[8]	Business combination - purchase of Abosso For management reporting purposes, traded equity securities issued as consideration in a business combination are valued on the date they are issued. Under U.S. GAAP, traded equity securities issued as consideration in a business combination are valued a few days before and after the terms of the transaction are announced.
[9]	Business combinations - purchase of South Deep For management reporting purposes, traded equity securities issued as consideration in a business combination are valued on the date they are issued. Under U.S. GAAP, traded equity securities issued as consideration in a business combination are valued a few days before and after the terms of the transaction are announced. For management reporting purposes, the entire interest acquired in South Deep was fair value upon gaining a controlling interest. Under U.S. GAAP, only the additional interest acquired was accounted for at fair value; assets acquired before obtaining control are stated at historical carrying amounts. In addition, U.S. GAAP requires retrospective equity accounting from the date the interest is acquired until the Group obtains control and the investment becomes a subsidiary. For management reporting purposes no retrospective equity accounting is applied. For management reporting purposes, any excess arising over the purchase price paid and the fair value of the net identifiable assets and liabilities acquired for additional interests in subsidiaries from minority shareholders are recorded directly in equity ('economic entity model'). Under U.S. GAAP, any excess over the purchased price paid and the fair value of the net identifiable assets and liabilities are recorded as goodwill ('parent company model').
[10]	Cut-backs For management reporting purposes, waste laybacks at surface operations are capitalized as mine development costs. Under U.S. GAAP, once the production phase of a mine has commenced, waste laybacks are considered variable production costs that should be included as a component of inventory to be recognized in Production costs exclusive of depreciation and amortization in the same period as the revenue from the sale of inventory. As a result, capitalization of waste laybacks is appropriate only to the extent product inventory exists at the end of a reporting period.
[11]	Amortization of reserves For management reporting purposes, a portion of ore resources at the Australian operations, based on the philosophy of "endowment", is used for calculating depreciation and amortization. Under U.S. GAAP, depreciation and amortization is calculated based upon existing proven and probable reserves.
[12]	Amortization - inclusion of future costs For management reporting purposes, future mine development costs are included in mining assets in calculating depreciation and amortization. Under U.S. GAAP, future development costs are not included in the calculation of depreciation and amortization.
[13]	Interest capitalization For management reporting purposes, borrowing costs are capitalized to the extent that qualifying assets are financed through specific debt financing or general outstanding debt not for any specific purpose other than funding the operations of the Group. Under U.S. GAAP, total outstanding debt financing is taken into account in calculating the amount of borrowing cost to be capitalized.
[14]	Investments in equity investees For management reporting purposes an equity investment exceeding a 20% shareholding was treated as an available-for-sale investment prior to fiscal 2003. Under U.S. GAAP this investment was accounted for under the equity method since acquisition.
[15]	Deferred stripping For management reporting purposes, the Company defers the waste stripping costs in excess of the expected average pitlife stripping ratio. Under U.S. GAAP, waste stripping costs are considered costs of the extracted minerals and recognized as a component of inventory to be recognized in production costs exclusive of depreciation and amortization in the same period as the revenue from the sale of inventory.
[16]	Inventory Under U.S. GAAP additional amortization, waste normalization and cut backs expensed are included in the cost of inventory produced. No such absorption of costs occurred for management reporting purposes. Additionally, for management reporting purposes, no adjustment is required to record inventory at net realizable value. Under U.S. GAAP, due to the impact of the amortization adjustments on the inventory valuation, an adjustment may be required to record inventory at the lower of cost and net realizable value.
[17]	Impairment of Agnew For management reporting purposes the Agnew mine was not determined to be impaired. Under U.S. GAAP the Agnew mine was determined to be impaired and an impairment charge was recognized.
[18]	Inventory stockpiles For management reporting purposes, previous impairment charges writing down stockpiles to net realizable values are reversed when the net realizable value rises above the original cost. Under U.S. GAAP, the net realizable value is deemed the new base cost and impairment charges are not reversed.
[19]	Amortization - discontinued operations For management reporting purposes, the Spin-off of Sibanye Gold was accounted for as discontinued operations in fiscal 2012 and the related assets and liabilities were classified as held for distribution. As a result, depreciation ceased due to the classification of the assets as held for distribution. Under U.S. GAAP, the Spin-off was not accounted for as discontinued operations in 2012 as the Sibanye Gold assets and liabilities continue to be classified as held for use until the Spin-off date. As a result, depreciation did not cease during fiscal 2012 and is charged until the Spin-off date.

Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowance And Reserves, Balance, Beginning Balance	$ 195.3	$ 152.4	$ 192.4	$ 195.5
Charged to costs and expenses	(10.3)	(58.2)	(22)	8.3
Deduction				(0.1)
Charged to unredeemed capital expenditure		222.8
Foreign currency translation adjustment	7.4	7.4	(18)	(8.4)
Valuation Allowance And Reserves, Balance, Ending Balance	$ 192.4	$ 324.4	$ 152.4	$ 195.3